UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04416

Allegiant Funds

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 109103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-622-3863

Date of fiscal year end: May 31

Date of reporting period: November 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT
NOVEMBER 30, 2005
(Unaudited)

Equity Funds
Asset Allocation Funds

Allegiant™

The Discipline of Investing,
a Commitment to Results

ALLEGIANT EQUITY AND ASSET ALLOCATION FUNDS SEMI-ANNUAL REPORT

EQUITY FUNDS

International Equity Fund

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Growth Fund

Mid Cap Value Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Focused Value Fund

    (formerly Multi-Factor Small Cap Value Fund)

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

    (formerly Small Cap Value Fund)

S&P 500® Index Fund

Small Cap Core Fund

Small Cap Growth Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund

Balanced Allocation Fund

Conservative Allocation Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX FREE BOND FUNDS

Intermediate Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

Chairman's and President's Message 1

Summary of Portfolio Holdings 2

Expense Tables 4

	Financial Highlights	Statements of Net Assets
International Equity Fund	7	19
Large Cap Core Equity Fund	8	23
Large Cap Growth Fund	9	25
Large Cap Value Fund	10	27
Mid Cap Growth Fund	11	29
Mid Cap Value Fund	12	31
Multi-Factor Small Cap Core Fund	12	33
Multi-Factor Small Cap Focused Value Fund	12	35
Multi-Factor Small Cap Growth Fund	13	37
Multi-Factor Small Cap Value Fund	13	39
S&P 500® Index Fund	14	42
Small Cap Core Fund	15	48
Small Cap Growth Fund	15	50
Aggressive Allocation Fund	16	52
Balanced Allocation Fund	17	53
Conservative Allocation Fund	18	59

Statements of Operations60

Statements of Changes in Net Assets64

Notes to Financial Statements69

Trustees Review and Approval of Advisory and Sub-Advisory Agreements79

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges, and expenses of the Allegiant Equity and Asset Allocation Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional or calling 1-800-622-FUND (3863) or downloading one at www.allegiantfunds.com. Please read it carefully before investing.

NOT FDIC INSURED    •    NO BANK GUARANTEE    •    MAY LOSE VALUE

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.allegiantfunds.com.

Allegiant Asset Management Company (“AAM”) serves as investment adviser to the Funds, for which it receives an investment advisory fee. The Funds are distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with AAM and is not a bank.

Allegiant Equity and Asset Allocation Funds

CHAIRMAN’S AND PRESIDENT’S MESSAGE

JANUARY 2006

Dear Shareholders:

The Allegiant Funds Semi-Annual Report covering the period June 1, 2005 through November 30, 2005 provides you with important information on your investments. This report contains unaudited financial statements including detailed portfolio holdings and financial highlights of the Funds’ operations during the reporting period. During the six month-period, total net assets of the Allegiant Funds decreased 4.4% from $11.5 to $10.9 billion primarily due to net outflows from the Money Market Funds.

During the reporting period, Allegiant Funds expanded its small cap fund offerings with the launch of three new Funds in October. The Allegiant Multi-Factor Small Cap Core Fund, Allegiant Multi-Factor Small Cap Focused Value Fund and Allegiant Multi-Factor Small Cap Growth Fund are managed by the adviser’s Structured Equity portfolio management team using a well established investment process. The International Equity Fund also added Polaris Capital Management, Inc. as sub-adviser. Polaris is responsible for managing the value component of the portfolio to complement the adviser’s management of the growth component.

If you have any questions regarding the Allegiant Funds, please visit our web site at www.allegiantfunds.com, contact your investment professional or call Investor Services at 1-800-622-FUND (3863). Our staff is available 8.00 a.m. to 6.00 p.m. (Monday through Friday) to help you with questions regarding investing. Your feedback is always welcomed.

Thank you for your continued confidence in us and we look forward to serving your investment needs in the year ahead. Best wishes for a happy, healthy and prosperous New Year.

Sincerely,

Robert D. Neary	Herbert R. Martens, Jr.
Chairman	President

Allegiant Equity and Asset Allocation Funds

SUMMARY OF PORTFOLIO HOLDINGS

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the Allegiant Equity and Asset Allocation Funds as of November 30, 2005.

International Equity Fund
United Kingdom	16.0%
Japan	14.3
Finland	6.3
France	6.1
Switzerland	5.8
Norway	5.2
Australia	4.7
South Korea	4.2
Twenty-two other countries	36.5
Affiliated Money Market Fund	0.9

100.0%

Large Cap Core Equity Fund
Financials	20.9%
Information Technology	15.4
Healthcare	12.8
Industrials	11.4
Consumer Discretionary	10.8
Consumer Staples	9.7
Energy	9.2
Utilities	3.3
Other	6.0
Affiliated Money Market Fund	0.5

100.0%

Large Cap Growth Fund
Technology	21.7%
Consumer Discretionary	20.6
Healthcare	19.0
Consumer Staples	9.6
Financial Services	8.3
Producer Durables	6.6
Materials and Processing	2.8
Integrated Oils	1.8
Other	9.2
Affiliated Money Market Fund	0.4

100.0%

Large Cap Value Fund
Financial Services	32.4%
Consumer Discretionary	10.6
Utilities	10.1
Integrated Oils	8.5
Technology	8.3
Consumer Staples	6.9
Healthcare	6.4
Other Energy	5.5
Other	10.5
Affiliated Money Market Fund	0.8

100.0%

Mid Cap Growth Fund
Information Technology	20.5%
Consumer Discretionary	17.1
Healthcare	15.6
Industrials	14.5
Financials	9.5
Energy	8.5
Consumer Staples	3.7
Materials	3.6
Other	3.8
Affiliated Money Market Fund	3.2

100.0%

Mid Cap Value Fund
Financials	26.0%
Utilities	12.0
Information Technology	11.6
Energy	10.1
Industrials	8.7
Materials	7.6
Health Care	7.2
Consumer Discretionary	6.9
Consumer Staples	3.8
Affiliated Money Market Fund	6.1

100.0%

Multi-Factor Small Cap Core Fund
Information Technology	20.1%
Financials	17.7
Health Care	14.4
Industrials	14.1
Consumer Discretionary	13.9
Energy	9.2
Materials	3.8
Utilities	3.6
Consumer Staples	2.5
Affiliated Money Market Fund	0.7

100.0%

Multi-Factor Small Cap Focused Value Fund
Financials	25.0%
Consumer Discretionary	16.5
Information Technology	15.8
Industrials	12.0
Health Care	8.9
Energy	7.4
Consumer Staples	5.2
Materials	5.1
Other	3.1
Affiliated Money Market Fund	1.0

100.0%

Multi-Factor Small Cap Growth Fund
Information Technology	28.2%
Health Care	19.6
Industrials	14.2
Consumer Discretionary	13.1
Financials	7.3
Energy	5.8
Utilities	3.2
Materials	2.0
Other	3.1
Affiliated Money Market Fund	3.5

100.0%

Multi-Factor Small Cap Value Fund
Financials	31.5%
Industrials	17.7
Consumer Discretionary	13.0
Information Technology	8.8
Materials	7.5
Energy	7.0
Consumer Staples	5.1
Utilities	4.3
Other	3.9
Affiliated Money Market Fund	1.2

100.0%

S&P 500® Index Fund
Financials	20.8%
Information Technology	15.3
Health Care	12.6
Industrials	11.1
Consumer Discretionary	10.7
Consumer Staples	9.4
Energy	9.1
Utilities	3.2
Other	7.5
Affiliated Money Market Fund	0.3

100.0%

Small Cap Core Fund
Financials	20.5%
Industrials	20.0
Information Technology	18.2
Consumer Discretionary	14.4
Health Care	10.0
Energy	8.3
Materials	1.9
Consumer Staples	1.3
Affiliated Money Market Fund	5.4

100.0%

Small Cap Growth Fund
Information Technology	29.3%
Health Care	19.3
Consumer Discretionary	14.2
Industrials	14.2
Financials	6.7
Energy	6.0
Utilities	3.3
Materials	2.3
Other	2.8
Affiliated Money Market Fund	1.9

100.0%

Aggressive Allocation Fund
Affiliated Equity Funds	81.0%
Affiliated Fixed Income Fund	17.3
Affiliated Money Market Fund	1.7

100.0%

Balanced Allocation Fund
U.S. Common Stocks	52.2%
U.S. Government Agency Mortgage-Backed Obligations	12.3
U.S. Treasury Obligations	9.5
U.S. Government Agency Obligations	5.5
Corporate Bonds	5.0
Foreign Common Stocks	4.7
Mutual Funds	3.7
Asset Backed Securities	2.7
Other	2.5
Affiliated Money Market Fund	1.9

100.0%

Conservative Allocation Fund
Affiliated Fixed Income Fund	57.2%
Affiliated Equity Funds	40.8
Affiliated Money Market Fund	2.0

100.0%

Allegiant Equity and Asset Allocation Funds

EXPENSE TABLES

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2005 to November 30, 2005).

The Expense Tables illustrate your Fund’s costs in two ways.

•	Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period”.

•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case—because the return used is not your Fund’s actual return—the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Where applicable, additional expense information is provided to reflect the impact of changes in expenses that occurred during the period. You may use this information to evaluate Fund expenses as if the changes had been in effect throughout the period.

	Beginning Account Value 06/01/05	Ending Account Value 11/30/05	Annualized Expense Ratio	Expenses Paid During Period*

International Equity Fund
Actual
Class I.	$1,000.00	$1,101.40	1.37%	$7.22
Class A	1,000.00	1,100.60	1.62	8.53
Class B	1,000.00	1,096.90	2.29	12.04
Class C	1,000.00	1,096.40	2.29	12.03
Class R	1,000.00	1,098.40	1.89	9.94
Hypothetical**
Class I.	1,000.00	1,018.13	1.37	6.93
Class A	1,000.00	1,016.88	1.62	8.19
Class B	1,000.00	1,013.52	2.29	11.56
Class C	1,000.00	1,013.52	2.29	11.56
Class R	1,000.00	1,015.52	1.89	9.55

	Beginning Account Value 06/01/05	Ending Account Value 11/30/05	Annualized Expense Ratio	Expenses Paid During Period*

Large Cap Core Equity Fund
Actual
Class I.	$1,000.00	$1,074.50	0.97%	$5.04
Class A	1,000.00	1,073.00	1.22	6.34
Class B	1,000.00	1,069.80	1.89	9.81
Class C	1,000.00	1,069.90	1.89	9.81
Class R	1,000.00	1,071.40	1.49	7.74
Hypothetical**
Class I.	1,000.00	1,020.14	0.97	4.91
Class A	1,000.00	1,018.88	1.22	6.17
Class B	1,000.00	1,015.52	1.89	9.55
Class C	1,000.00	1,015.52	1.89	9.55
Class R	1,000.00	1,017.53	1.49	7.54

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), (including contingent deferred sales charges), and redemption fees for certain Classes of certain Funds, all of which is described in the Prospectus. Therefore, the information in the section labeled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds. If these transactional costs were included, your costs would be higher.

* Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

** Assumes annual return of 5% before expenses.

* Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

** Assumes annual return of 5% before expenses.

*** For comparative purposes, the information presented covers a six month period even though the inception date of the Fund and its Classes was September 30, 2005.

	Beginning Account Value 06/01/05	Ending Account Value 11/30/05	Annualized Expense Ratio	Expenses Paid During Period*

Large Cap Growth Fund
Actual
Class I	$1,000.00	$1,077.70	0.98%	$5.10
Class A	1,000.00	1,076.10	1.23	6.40
Class B	1,000.00	1,072.60	1.90	9.87
Class C	1,000.00	1,073.00	1.90	9.87
Class R	1,000.00	1,074.40	1.50	7.80
Hypothetical**
Class I	1,000.00	1,020.09	0.98	4.96
Class A	1,000.00	1,018.83	1.23	6.22
Class B	1,000.00	1,015.47	1.90	9.60
Class C	1,000.00	1,015.47	1.90	9.60
Class R	1,000.00	1,017.48	1.50	7.59

Large Cap Value Fund
Actual
Class I	$1,000.00	$1,099.90	0.97%	$5.10
Class A	1,000.00	1,098.80	1.22	6.42
Class B	1,000.00	1,094.90	1.89	9.93
Class C	1,000.00	1,094.70	1.89	9.92
Class R	1,000.00	1,097.60	1.49	7.83
Hypothetical**
Class I	1,000.00	1,020.14	0.97	4.91
Class A	1,000.00	1,018.88	1.22	6.17
Class B	1,000.00	1,015.52	1.89	9.55
Class C	1,000.00	1,015.52	1.89	9.55
Class R	1,000.00	1,017.53	1.49	7.54

Mid Cap Growth Fund
Actual
Class I	$1,000.00	$1,088.20	0.96%	$5.03
Class A	1,000.00	1,086.00	1.21	6.33
Class B	1,000.00	1,081.30	1.88	9.81
Class C	1,000.00	1,082.10	1.88	9.81
Hypothetical**
Class I	1,000.00	1,020.19	0.96	4.86
Class A	1,000.00	1,018.93	1.21	6.12
Class B	1,000.00	1,015.57	1.80	9.50
Class C	1,000.00	1,015.57	1.88	9.50

Mid Cap Value Fund
Actual
Class I	$1,000.00	$1,115.50	1.03%	$5.46
Class A	1,000.00	1,114.20	1.28	6.78
Class B	1,000.00	1,110.80	1.95	10.32
Class C	1,000.00	1,111.20	1.95	10.32
Class R	1,000.00	1,113.00	1.55	8.21
Hypothetical**
Class I	1,000.00	1,019.84	1.03	5.22
Class A	1,000.00	1,018.58	1.28	6.48
Class B	1,000.00	1,015.22	1.95	9.85
Class C	1,000.00	1,015.22	1.95	9.85
Class R	1,000.00	1,017.23	1.55	7.84

	Beginning Account Value 06/01/05	Ending Account Value 11/30/05	Annualized Expense Ratio	Expenses Paid During Period*

Multi-Factor Small Cap Core Fund***
Actual
Class I	$1,000.00	$1,018.00	1.23%	$6.22
Class A	1,000.00	1,018.00	1.48	7.49
Hypothetical**
Class I	1,000.00	1,018.83	1.23	6.22
Class A	1,000.00	1,017.58	1.48	7.49

Multi-Factor Small Cap Focused Value Fund***
Actual
Class I	$1,000.00	$1,001.00	1.23%	$6.17
Class A	1,000.00	1,000.00	1.48	7.42
Hypothetical**
Class I	1,000.00	1,018.83	1.23	6.22
Class A	1,000.00	1,017.58	1.48	7.49

Multi-Factor Small Cap Growth Fund***
Actual
Class I	$1,000.00	$1,014.00	1.23%	$6.21
Class A	1,000.00	1,015.00	1.48	7.48
Hypothetical**
Class I	1,000.00	1,018.83	1.23	6.22
Class A	1,000.00	1,017.58	1.48	7.49

Multi-Factor Small Cap Value Fund****
Actual
Class I	$1,000.00	$1,067.50	1.21%	$6.27
Class A	1,000.00	1,066.50	1.46	7.56
Class B	1,000.00	1,063.10	2.13	11.02
Class C	1,000.00	1,062.70	2.13	11.01
Hypothetical**
Class I	1,000.00	1,018.93	1.21	6.12
Class A	1,000.00	1,017.68	1.46	7.38
Class B	1,000.00	1,014.32	2.13	10.76
Class C	1,000.00	1,014.32	2.13	10.76

****The information presented above reflects a tiered Investment advisory fee structure from 10/1/05 to 11/30/05 (see Note 3 in Notes to Financial Statements). Had the tiered Investment advisory fee structure been in effect for the period 6/1/05 to 11/30/05, the information would have been as follows:

Actual
Class I	$1,000.00	$1,067.70	1.19%	$6.17
Class A	1,000.00	1,066.70	1.44	7.46
Class B	1,000.00	1,063.30	2.11	10.91
Class C	1,000.00	1,062.90	2.11	10.91
Hypothetical**
Class I	1,000.00	1,019.03	1.19	6.02
Class A	1,000.00	1,017.78	1.44	7.28
Class B	1,000.00	1,014.42	2.11	10.66
Class C	1,000.00	1,014.42	2.11	10.66

Allegiant Equity and Asset Allocation Funds

EXPENSE TABLES

* Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

** Assumes annual return of 5% before expenses.

	Beginning Account Value 06/01/05	Ending Account Value 11/30/05	Annualized Expense Ratio	Expenses Paid During Period*

S&P 500® Index Fund
Actual
Class I	$1,000.00	$1,057.20	0.34%	$1.75
Class A	1,000.00	1,056.10	0.59	3.04
Class B	1,000.00	1,051.50	1.34	6.89
Class C	1,000.00	1,052.30	1.34	6.89
Class R	1,000.00	1,053.40	0.94	4.84
Hypothetical**
Class I	1,000.00	1,023.30	0.34	1.72
Class A	1,000.00	1,022.04	0.59	2.99
Class B	1,000.00	1,018.28	1.34	6.78
Class C	1,000.00	1,018.28	1.34	6.78
Class R	1,000.00	1,020.29	0.94	4.76

Small Cap Core Fund
Actual
Class I	$1,000.00	$1,042.60	1.21%	$6.20
Class A	1,000.00	1,041.90	1.46	7.47
Class B	1,000.00	1,038.50	2.13	10.88
Class C	1,000.00	1,038.50	2.13	10.88
Hypothetical**
Class I	1,000.00	1,018.93	1.21	6.12
Class A	1,000.00	1,017.68	1.46	7.38
Class B	1,000.00	1,014.32	2.13	10.76
Class C	1,000.00	1,014.32	2.13	10.76

Small Cap Growth Fund
Actual
Class I	$1,000.00	$1,075.30	1.24%	$6.45
Class A	1,000.00	1,073.20	1.49	7.74
Class B	1,000.00	1,070.90	2.16	11.21
Class C	1,000.00	1,069.50	2.16	11.21
Class R	1,000.00	1,072.40	1.76	9.14
Hypothetical**
Class I	1,000.00	1,018.78	1.24	6.28
Class A	1,000.00	1,017.53	1.49	7.54
Class B	1,000.00	1,014.17	2.16	10.91
Class C	1,000.00	1,014.17	2.16	10.91
Class R	1,000.00	1,016.18	1.76	8.90

	Beginning Account Value 06/01/05	Ending Account Value 11/30/05	Annualized Expense Ratio	Expenses Paid During Period*

Aggressive Allocation Fund
Actual
Class I	$1,000.00	$1,067.20	0.33%	$1.71
Class A	1,000.00	1,066.30	0.58	3.00
Class B	1,000.00	1,063.40	1.17	6.05
Class C	1,000.00	1,062.20	1.17	6.05
Hypothetical**
Class I	1,000.00	1,023.35	0.33	1.67
Class A	1,000.00	1,022.09	0.58	2.94
Class B	1,000.00	1,019.13	1.17	5.92
Class C	1,000.00	1,019.13	1.17	5.92

Balanced Allocation Fund
Actual
Class I	$1,000.00	$1,055.10	1.05%	$5.41
Class A	1,000.00	1,053.70	1.30	6.69
Class B	1,000.00	1,050.90	1.99	10.23
Class C	1,000.00	1,050.30	1.99	10.23
Hypothetical**
Class I	1,000.00	1,019.74	1.05	5.32
Class A	1,000.00	1,018.48	1.30	6.58
Class B	1,000.00	1,015.02	1.99	10.05
Class C	1,000.00	1,015.02	1.99	10.05

Conservative Allocation Fund
Actual
Class I	$1,000.00	$1,031.50	0.30%	$1.53
Class A	1,000.00	1,029.70	0.55	2.80
Class B	1,000.00	1,027.30	1.14	5.79
Class C	1,000.00	1,027.30	1.14	5.79
Hypothetical**
Class I	1,000.00	1,023.50	0.30	1.52
Class A	1,000.00	1,022.24	0.55	2.79
Class B	1,000.00	1,019.28	1.14	5.77
Class C	1,000.00	1,019.28	1.14	5.77

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30, 2005 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[1]	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
INTERNATIONAL EQUITY FUND

CLASS I
2005*	$11.14	$0.04	$1.09	$—	$—	$12.27	10.14%	$201,760	1.37%	0.67%	1.52%	0.52%	107%
2005	10.18	0.13	0.99	(0.16)	—	11.14	10.99	209,121	1.36	1.27	1.46	1.17	225
2004	8.05	0.08	2.21	(0.16)	—	10.18	28.50	280,040	1.41	0.74	1.41	0.74	117
2003	9.75	0.08	(1.75)	(0.03)	—	8.05	(17.13)	322,284	1.38	1.06	1.38	1.06	90
2002	10.89	0.06	(1.16)	(0.04)	—	9.75	(10.09)	517,829	1.34	0.63	1.34	0.63	63
2001	15.05	0.03	(3.19)	—	(1.00)	10.89	(22.74)	607,113	1.45	0.21	1.50	0.16	161

CLASS A
2005*	11.03	0.02	1.09	—	—	12.14	10.06	11,888	1.62	0.42	1.77	0.27	107
2005	10.09	0.13	0.95	(0.14)	—	11.03	10.62	11,333	1.61	1.02	1.71	0.92	225
2004	7.97	0.07	2.17	(0.12)	—	10.09	28.19	11,693	1.66	0.49	1.66	0.49	117
2003	9.68	0.10	(1.79)	(0.02)	—	7.97	(17.49)	32,345	1.63	0.81	1.63	0.81	90
2002	10.81	0.04	(1.16)	(0.01)	—	9.68	(10.35)	12,143	1.59	0.38	1.59	0.38	63
2001	14.97	(0.01)	(3.15)	—	(1.00)	10.81	(22.88)	15,390	1.70	(0.04)	1.75	(0.09)	161

CLASS B
2005*	10.73	(0.01)	1.05	—	—	11.77	9.69	1,063	2.29	(0.25)	2.44	(0.40)	107
2005	9.81	0.04	0.93	(0.05)	—	10.73	9.85	1,369	2.30	0.33	2.40	0.23	225
2004	7.77	(0.02)	2.14	(0.08)	—	9.81	27.31	1,834	2.36	(0.21)	2.36	(0.21)	117
2003	9.46	0.01	(1.70)	—	—	7.77	(17.87)	1,944	2.34	0.10	2.34	0.10	90
2002	10.62	(0.04)	(1.12)	—	—	9.46	(10.92)	3,209	2.30	(0.33)	2.30	(0.33)	63
2001	14.83	(0.10)	(3.11)	—	(1.00)	10.62	(23.47)	5,317	2.41	(0.75)	2.46	(0.80)	161

CLASS C
2005*	10.68	(0.01)	1.04	—	—	11.71	9.64	1,027	2.29	(0.25)	2.44	(0.40)	107
2005	9.78	0.05	0.93	(0.08)	—	10.68	10.01	1,277	2.30	0.33	2.40	0.23	225
2004	7.77	—	2.12	(0.11)	—	9.78	27.27	1,209	2.36	(0.21)	2.36	(0.21)	117
2003	9.46	0.01	(1.70)	—	—	7.77	(17.87)	413	2.34	0.10	2.34	0.10	90
2002	10.63	(0.03)	(1.14)	—	—	9.46	(11.01)	565	2.30	(0.33)	2.30	(0.33)	63
2001	14.83	(0.10)	(3.10)	—	(1.00)	10.63	(23.40)	364	2.41	(0.75)	2.46	(0.80)	161

CLASS R
2005*	10.88	0.02	1.05	—	—	11.95	9.84	124	1.89	0.15	2.04	—	107
2005	9.94	0.07	0.97	(0.10)	—	10.88	10.44	361	1.90	0.73	2.00	0.63	225
2004[2]	8.21	(0.02)	1.91	(0.16)	—	9.94	23.03	281	1.98	0.44	1.98	0.44	117

†	Total return excludes sales charge.
*	For the six months ended November 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.
[1]	Per share data calculated using average shares outstanding method.
[2]	International Equity Fund Class R commenced operations on July 31, 2003. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30, 2005 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
LARGE CAP CORE EQUITY FUND

CLASS I
2005*	$11.54	$0.03[1]	$0.83	$(0.02)	$—	$12.38	7.45%	$228,631	0.97%	0.42%	0.97%	0.42%	27%
2005	10.91	0.08[1]	0.79	(0.08)	(0.16)	11.54	7.95	211,478	0.98	0.66	0.98	0.66	69
2004	9.58	0.09[1]	1.33	(0.09)	—	10.91	14.72	209,690	0.94	0.81	0.94	0.81	124
2003	10.87	0.10[1]	(1.30)	(0.09)	—	9.58	(10.90)	152,055	0.96	1.08	0.96	1.08	68
2002	12.27	0.05[1]	(1.15)	(0.04)	(0.26)	10.87	(8.99)	141,177	0.97	0.47	0.97	0.47	112
2001	14.88	0.02	(0.71)	—	(1.92)	12.27	(5.63)	126,203	0.99	0.08	1.04	0.03	34

CLASS A
2005*	11.41	0.01[1]	0.82	—	—	12.24	7.30	7,125	1.22	0.17	1.22	0.17	27
2005	10.81	0.05[1]	0.77	(0.06)	(0.16)	11.41	7.53	7,881	1.23	0.41	1.23	0.41	69
2004	9.49	0.06[1]	1.33	(0.07)	—	10.81	14.62	8,648	1.19	0.56	1.19	0.56	124
2003	10.77	0.08[1]	(1.29)	(0.07)	—	9.49	(11.22)	4,703	1.21	0.83	1.21	0.83	68
2002	12.16	0.02[1]	(1.13)	(0.02)	(0.26)	10.77	(9.19)	3,313	1.22	0.22	1.22	0.22	112
2001	14.80	(0.02)	(0.70)	—	(1.92)	12.16	(5.91)	3,987	1.24	(0.17)	1.29	(0.22)	34

CLASS B
2005*	11.03	(0.03)[1]	0.80	—	—	11.80	6.98	3,405	1.89	(0.50)	1.89	(0.50)	27
2005	10.49	(0.03)[1]	0.76	(0.03)	(0.16)	11.03	6.90	3,545	1.92	(0.27)	1.92	(0.27)	69
2004	9.22	(0.02)[1]	1.29	—	—	10.49	13.70	3,527	1.89	(0.14)	1.89	(0.14)	124
2003	10.48	0.01[1]	(1.26)	(0.01)	—	9.22	(11.79)	1,699	1.92	0.12	1.92	0.12	68
2002	11.91	(0.05)[1]	(1.12)	—	(0.26)	10.48	(9.87)	2,013	1.93	(0.49)	1.93	(0.49)	112
2001	14.62	(0.06)	(0.73)	—	(1.92)	11.91	(6.49)	2,052	1.94	(0.87)	1.94	(0.87)	34

CLASS C
2005*	11.02	(0.03)[1]	0.80	—	—	11.79	6.99	540	1.89	(0.50)	1.89	(0.50)	27
2005	10.49	(0.03)[1]	0.75	(0.03)	(0.16)	11.02	6.82	731	1.92	(0.27)	1.92	(0.27)	69
2004	9.23	(0.02)[1]	1.29	(0.01)	—	10.49	13.63	676	1.89	(0.14)	1.89	(0.14)	124
2003	10.48	0.01[1]	(1.25)	(0.01)	—	9.23	(11.68)	516	1.92	0.12	1.92	0.12	68
2002	11.92	(0.04)[1]	(1.14)	—	(0.26)	10.48	(9.94)	499	1.93	(0.49)	1.93	(0.49)	112
2001	14.63	(0.06)	(0.73)	—	(1.92)	11.92	(6.48)	50	1.94	(0.87)	1.94	(0.87)	34

CLASS R
2005*	11.34	(0.01)[1]	0.82	—	—	12.15	7.14	508	1.49	(0.10)	1.49	(0.10)	27
2005	10.75	0.01[1]	0.78	(0.04)	(0.16)	11.34	7.32	756	1.52	0.13	1.52	0.13	69
2004[2]	9.74	0.03[1]	1.02	(0.04)	—	10.75	10.84	420	1.49	0.26	1.49	0.26	124

†	Total return excludes sales charge.
*	For the six months ended November 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.
[1]	Per share data calculated using average shares outstanding method.
[2]	Large Cap Core Equity Fund Class R commenced operations on July 31, 2003. All ratios for the period have been annualized. Total return for the period has not been annualized.
[3]	Large Cap Growth Fund Class R commenced operations on July 31, 2003. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[1]	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
LARGE CAP GROWTH FUND

CLASS I
2005*	$19.06	$—	$1.48	$—	$—	$20.54	7.77%	$498,520	0.98%	(0.05)%	0.98%	(0.05)%	36%
2005	18.71	0.08	0.51	—	(0.24)	19.06	3.22	482,538	0.98	0.38	0.98	0.38	78
2004	17.13	0.02	1.63	(0.07)	—	18.71	9.64	581,512	0.93	0.09	0.93	0.09	144
2003	19.54	0.06	(2.41)	(0.06)	—	17.13	(12.03)	542,371	0.92	0.35	0.92	0.35	65
2002	24.36	0.01	(4.62)	—	(0.21)	19.54	(19.03)	699,863	0.92	0.05	0.92	0.05	52
2001	28.89	(0.01)	(3.40)	—	(1.12)	24.36	(12.26)	965,165	0.93	(0.03)	0.98	(0.08)	18

CLASS A
2005*	18.78	(0.03)	1.46	—	—	20.21	7.61	128,238	1.23	(0.30)	1.23	(0.30)	36
2005	18.49	0.03	0.50	—	(0.24)	18.78	2.93	129,193	1.23	0.13	1.23	0.13	78
2004	16.95	(0.03)	1.61	(0.04)	—	18.49	9.34	142,015	1.18	(0.16)	1.18	(0.16)	144
2003	19.34	0.02	(2.39)	(0.02)	—	16.95	(12.26)	136,358	1.17	0.10	1.17	0.10	65
2002	24.17	(0.04)	(4.58)	—	(0.21)	19.34	(19.23)	103,258	1.17	(0.20)	1.17	(0.20)	52
2001	28.76	(0.07)	(3.40)	—	(1.12)	24.17	(12.53)	139,717	1.18	(0.28)	1.23	(0.33)	18

CLASS B
2005*	17.92	(0.09)	1.39	—	—	19.22	7.26	9,099	1.90	(0.97)	1.90	(0.97)	36
2005	17.78	(0.10)	0.48	—	(0.24)	17.92	2.20	9,265	1.92	(0.56)	1.92	(0.56)	78
2004	16.38	(0.15)	1.57	(0.02)	—	17.78	8.66	9,673	1.88	(0.86)	1.88	(0.86)	144
2003	18.81	(0.09)	(2.34)	—	—	16.38	(12.92)	3,363	1.88	(0.61)	1.88	(0.61)	65
2002	23.67	(0.19)	(4.46)	—	(0.21)	18.81	(19.77)	2,972	1.88	(0.91)	1.88	(0.91)	52
2001	28.37	(0.26)	(3.32)	—	(1.12)	23.67	(13.10)	3,770	1.88	(0.98)	1.88	(0.98)	18

CLASS C
2005*	17.94	(0.09)	1.40	—	—	19.25	7.30	907	1.90	(0.97)	1.90	(0.97)	36
2005	17.80	(0.10)	0.48	—	(0.24)	17.94	2.20	1,239	1.92	(0.56)	1.92	(0.56)	78
2004	16.40	(0.15)	1.57	(0.02)	—	17.80	8.70	1,146	1.88	(0.86)	1.88	(0.86)	144
2003	18.82	(0.09)	(2.33)	—	—	16.40	(12.91)	576	1.88	(0.61)	1.88	(0.61)	65
2002	23.69	(0.19)	(4.47)	—	(0.21)	18.82	(19.79)	654	1.88	(0.91)	1.88	(0.91)	52
2001	28.38	(0.26)	(3.31)	—	(1.12)	23.69	(13.06)	436	1.88	(0.98)	1.88	(0.98)	18

CLASS R
2005*	18.69	(0.05)	1.44	—	—	20.08	7.44	265	1.50	(0.57)	1.50	(0.57)	36
2005	18.45	(0.02)	0.50	—	(0.24)	18.69	2.67	522	1.52	(0.16)	1.52	(0.16)	78
2004[3]	17.38	(0.13)	1.24	(0.04)	—	18.45	6.41	301	1.49	(0.59)	1.49	(0.59)	144

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30, 2005 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
LARGE CAP VALUE FUND

CLASS I
2005*	$17.58	$0.12[1]	$1.63	$(0.10)	$—	$19.23	9.99%	$582,868	0.97%	1.30%	0.97%	1.30%	20%
2005	16.44	0.26[1]	1.81	(0.25)	(0.68)	17.58	12.74	548,937	0.98	1.47	0.98	1.47	37
2004	14.07	0.21[1]	2.38	(0.22)	—	16.44	18.52	526,031	0.94	1.38	0.94	1.38	47
2003	15.83	0.21[1]	(1.73)	(0.21)	(0.03)	14.07	(9.46)	505,108	0.93	1.62	0.93	1.62	34
2002	17.39	0.19[1]	(0.88)	(0.19)	(0.68)	15.83	(3.84)	743,804	0.92	1.15	0.92	1.15	39
2001	16.03	0.25	1.71	(0.28)	(0.32)	17.39	12.67	700,811	0.97	1.54	1.02	1.49	67

CLASS A
2005*	17.53	0.10[1]	1.63	(0.08)	—	19.18	9.88	51,796	1.22	1.05	1.22	1.05	20
2005	16.39	0.21[1]	1.82	(0.21)	(0.68)	17.53	12.50	48,306	1.23	1.22	1.23	1.22	37
2004	14.03	0.18[1]	2.37	(0.19)	—	16.39	18.24	41,023	1.19	1.13	1.19	1.13	47
2003	15.80	0.19[1]	(1.75)	(0.18)	(0.03)	14.03	(9.78)	34,207	1.18	1.37	1.18	1.37	34
2002	17.36	0.15[1]	(0.88)	(0.15)	(0.68)	15.80	(4.10)	39,511	1.17	0.90	1.17	0.90	39
2001	16.00	0.21	1.71	(0.24)	(0.32)	17.36	12.42	43,511	1.22	1.29	1.27	1.24	67

CLASS B
2005*	17.43	0.03[1]	1.62	(0.01)	—	19.07	9.49	9,063	1.89	0.38	1.89	0.38	20
2005	16.30	0.09[1]	1.81	(0.09)	(0.68)	17.43	11.73	9,783	1.92	0.53	1.92	0.53	37
2004	13.97	0.06[1]	2.38	(0.11)	—	16.30	17.47	10,499	1.89	0.43	1.89	0.43	47
2003	15.73	0.09[1]	(1.74)	(0.08)	(0.03)	13.97	(10.45)	7,022	1.89	0.66	1.89	0.66	34
2002	17.29	0.03[1]	(0.88)	(0.03)	(0.68)	15.73	(4.81)	9,521	1.88	0.19	1.88	0.19	39
2001	15.93	0.09	1.72	(0.13)	(0.32)	17.29	11.69	12,458	1.92	0.59	1.92	0.59	67

CLASS C
2005*	17.36	0.03[1]	1.61	(0.02)	—	18.98	9.47	712	1.89	0.38	1.89	0.38	20
2005	16.24	0.09[1]	1.80	(0.09)	(0.68)	17.36	11.72	776	1.92	0.53	1.92	0.53	37
2004	13.94	0.02[1]	2.40	(0.12)	—	16.24	17.36	697	1.89	0.43	1.89	0.43	47
2003	15.70	0.10[1]	(1.74)	(0.09)	(0.03)	13.94	(10.42)	305	1.89	0.66	1.89	0.66	34
2002	17.27	0.04[1]	(0.88)	(0.05)	(0.68)	15.70	(4.77)	341	1.88	0.19	1.88	0.19	39
2001	15.93	0.09	1.72	(0.15)	(0.32)	17.27	11.67	187	1.93	0.59	1.93	0.59	67

CLASS R
2005*	17.50	0.06[1]	1.65	(0.05)	—	19.16	9.76	390	1.49	0.78	1.49	0.78	20
2005	16.37	0.16[1]	1.81	(0.16)	(0.68)	17.50	12.14	630	1.52	0.93	1.52	0.93	37
2004[2]	14.54	0.11[1]	1.85	(0.13)	—	16.37	13.49	491	1.48	0.73	1.48	0.73	47

†	Total return excludes sales charge.
*	For the six months ended November 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.
[1]	Per share data calculated using average shares outstanding method.
[2]	Large Cap Value Fund Class R commenced operations on July 31, 2003. All ratios for the period have been annualized. Total return for the period has not been annualized.
[3]	Mid Cap Growth Fund Class C commenced operations on June 15, 2000. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[1]	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
MID CAP GROWTH FUND

CLASS I
2005*	$6.92	$(0.01)	$0.62	$—	$—	$7.53	8.82%	$10,290	0.96%	(0.24)%	1.51%	(0.79)%	42%
2005	6.59	(0.04)	0.37	—	—	6.92	5.01	13,248	1.07	(0.62)	1.40	(0.95)	219
2004	5.70	(0.04)	0.93	—	—	6.59	15.63	67,969	1.13	(0.69)	1.26	(0.82)	228
2003	6.49	(0.05)	(0.74)	—	—	5.70	(12.17)	74,852	1.30	(0.92)	1.30	(0.92)	66
2002	8.08	(0.06)	(1.53)	—	—	6.49	(19.68)	143,328	1.27	(0.92)	1.27	(0.92)	68
2001	15.84	(0.08)	(3.14)	—	(4.54)	8.08	(23.89)	195,291	1.26	(0.64)	1.31	(0.69)	191

CLASS A
2005*	6.63	(0.02)	0.59	—	—	7.20	8.60	17,725	1.21	(0.49)	1.76	(1.04)	42
2005	6.32	(0.05)	0.36	—	—	6.63	4.91	17,836	1.32	(0.87)	1.65	(1.20)	219
2004	5.48	(0.06)	0.90	—	—	6.32	15.33	19,092	1.38	(0.94)	1.51	(1.07)	228
2003	6.26	(0.06)	(0.72)	—	—	5.48	(12.46)	16,476	1.55	(1.17)	1.55	(1.17)	66
2002	7.80	(0.08)	(1.46)	—	—	6.26	(19.74)	19,943	1.52	(1.17)	1.52	(1.17)	68
2001	15.53	(0.10)	(3.09)	—	(4.54)	7.80	(24.23)	28,107	1.50	(0.88)	1.55	(0.93)	191

CLASS B
2005*	5.41	(0.03)	0.47	—	—	5.85	8.13	1,689	1.88	(1.16)	2.43	(1.71)	42
2005	5.19	(0.08)	0.30	—	—	5.41	4.24	2,011	2.01	(1.56)	2.32	(1.89)	219
2004	4.53	(0.08)	0.74	—	—	5.19	14.57	3,429	2.08	(1.64)	2.21	(1.77)	228
2003	5.21	(0.08)	(0.60)	—	—	4.53	(13.05)	4,157	2.26	(1.88)	2.26	(1.88)	66
2002	6.55	(0.11)	(1.23)	—	—	5.21	(20.46)	6,899	2.23	(1.88)	2.23	(1.88)	68
2001	13.95	(0.16)	(2.70)	—	(4.54)	6.55	(24.69)	11,339	2.21	(1.59)	2.21	(1.59)	191

CLASS C
2005*	5.48	(0.03)	0.48	—	—	5.93	8.21	191	1.88	(1.16)	2.43	(1.71)	42
2005	5.27	(0.08)	0.29	—	—	5.48	3.99	307	2.01	(1.56)	2.32	(1.89)	219
2004	4.59	(0.08)	0.76	—	—	5.27	14.82	366	2.08	(1.64)	2.21	(1.77)	228
2003	5.29	(0.08)	(0.62)	—	—	4.59	(13.23)	220	2.26	(1.88)	2.26	(1.88)	66
2002	6.64	(0.11)	(1.24)	—	—	5.29	(20.33)	240	2.23	(1.88)	2.23	(1.88)	68
2001[3]	15.11	(0.12)	(3.81)	—	(4.54)	6.64	(29.86)	142	2.21	(1.59)	2.21	(1.59)	191

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30, 2005 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[1]	Realized and Unrealized Gain on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
MID CAP VALUE FUND

CLASS I
2005*	$12.47	$0.04	$1.40	$—	$—	$13.91	11.55%	$59,109	1.03%	0.63%	1.28%	0.38%	23%
2005	12.54	0.10	2.12	(0.04)	(2.25)	12.47	18.13	45,863	1.02	0.75	1.27	0.50	75
2004	10.11	0.04	2.69	(0.07)	(0.23)	12.54	27.24	52,453	1.07	0.36	1.20	0.23	87
2003[2]	10.00	0.07	0.07	(0.03)	—	10.11	1.38	36,319	0.93	0.89	1.24	0.58	76

CLASS A
2005*	12.35	0.03	1.38	—	—	13.76	11.42	7,640	1.28	0.38	1.53	0.13	23
2005	12.44	0.07	2.10	(0.01)	(2.25)	12.35	17.86	6,042	1.27	0.50	1.52	0.25	75
2004	10.05	—	2.68	(0.06)	(0.23)	12.44	26.85	5,313	1.32	0.11	1.45	(0.02)	87
2003[2]	10.00	0.06	0.01	(0.02)	—	10.05	0.71	1,299	1.18	0.64	1.49	0.33	76

CLASS B
2005*	12.18	(0.02)	1.37	—	—	13.53	11.08	4,337	1.95	(0.29)	2.20	(0.54)	23
2005	12.37	(0.02)	2.08	—	(2.25)	12.18	16.98	4,058	1.96	(0.19)	2.21	(0.44)	75
2004[2]	10.14	(0.08)	2.56	(0.02)	(0.23)	12.37	24.64	3,472	2.05	(0.62)	2.18	(0.75)	87

CLASS C
2005*	12.23	(0.02)	1.38	—	—	13.59	11.12	1,018	1.95	(0.29)	2.20	(0.54)	23
2005	12.42	(0.02)	2.08	—	(2.25)	12.23	16.91	951	1.96	(0.19)	2.21	(0.44)	75
2004[2]	10.14	(0.08)	2.60	(0.01)	(0.23)	12.42	24.96	858	2.05	(0.62)	2.18	(0.75)	87

CLASS R
2005*	12.30	0.01	1.38	—	—	13.69	11.30	386	1.55	0.11	1.80	(0.14)	23
2005	12.42	0.04	2.09	—	(2.25)	12.30	17.52	560	1.56	0.21	1.81	(0.04)	75
2004[2]	10.55	(0.05)	2.20	(0.05)	(0.23)	12.42	20.59	261	1.58	(0.35)	1.80	(0.57)	87
MULTI-FACTOR SMALL CAP CORE FUND

CLASS I
2005[3]	$10.00	$0.01	$0.17	$—	$—	$10.18	1.80%	$5,573	1.23%	0.91%	2.84%	(0.70)%	20%

CLASS A
2005[3]	10.00	0.01	0.17	—	—	10.18	1.80	28	1.48	0.66	3.09	(0.95)	20
MULTI-FACTOR SMALL CAP FOCUSED VALUE FUND

CLASS I
2005[3]	$10.00	$—	$0.01	$—	$—	$10.01	0.10%	$5,473	1.23%	0.20%	2.86%	(1.43)%	8%

CLASS A
2005[3]	10.00	—	—	—	—	10.00	—	16	1.48	(0.05)	3.11	(1.68)	8

†	Total return excludes sales charge.
*	For the six months ended November 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
[1]	Per share data calculated using average shares outstanding method.
[2]	Mid Cap Value Fund Class I and Class A commenced operations on July 1, 2002; Class B and Class C commenced operations on June 2, 2003; and Class R commenced operations on July 31, 2003, respectively. All ratios for the period have been annualized. Total return for the period has not been annualized.
[3]	Multi-Factor Small Cap Core Fund Class I and Class A and Multi-Factor Small Cap Focused Value Fund Class I and Class A commenced operations on September 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.
[4]	Multi-Factor Small Cap Growth Fund Class I and Class A commenced operations on September 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.
[5]	Includes a tax return of capital of $(0.01) and $(0.01) for Class I and Class A, respectively, for Multi-Factor Small Cap Value Fund.

See Notes to Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
MULTI-FACTOR SMALL CAP GROWTH FUND

CLASS I
2005[4]	$10.00	$(0.01)[1]	$0.15	$—	$—	$10.14	1.40%	$5,280	1.23%	(0.57)%	3.05%	(2.39)%	30%

CLASS A
2005[4]	10.00	(0.01)[1]	0.16	—	—	10.15	1.50	5	1.48	(0.82)	3.22	(2.64)	30
MULTI-FACTOR SMALL CAP VALUE FUND

CLASS I
2005*	$20.74	$0.02[1]	$1.38	$—	$—	$22.14	6.75%	$681,946	1.21%	0.23%	1.21%	0.23%	46%
2005	22.18	(0.02)[1]	2.83	—	(4.25)	20.74	11.61	767,302	1.22	(0.08)	1.22	(0.08)	103
2004	17.61	0.02[1]	5.13	(0.06)	(0.52)	22.18	29.35	831,470	1.18	0.07	1.18	0.07	116
2003	20.64	0.08[1]	(2.18)	(0.09)[5]	(0.84)	17.61	(9.69)	773,213	1.20	0.48	1.20	0.48	127
2002	19.07	0.10[1]	3.38	(0.15)	(1.76)	20.64	19.61	932,705	1.16	0.54	1.16	0.54	106
2001	15.15	0.22	4.36	(0.25)	(0.41)	19.07	30.89	549,218	1.20	1.35	1.25	1.30	128

CLASS A
2005*	19.84	—[1] **	1.32	—	—	21.16	6.65	222,216	1.46	(0.02)	1.46	(0.02)	46
2005	21.42	(0.07)[1]	2.74	—	(4.25)	19.84	11.34	233,391	1.47	(0.33)	1.47	(0.33)	103
2004	17.04	(0.04)[1]	4.96	(0.02)	(0.52)	21.42	28.96	202,755	1.43	(0.19)	1.43	(0.19)	116
2003	20.03	0.03[1]	(2.11)	(0.07)[5]	(0.84)	17.04	(9.88)	147,501	1.45	0.23	1.45	0.23	127
2002	18.57	0.04[1]	3.29	(0.11)	(1.76)	20.03	19.31	43,052	1.41	0.29	1.41	0.29	106
2001	14.77	0.19	4.23	(0.21)	(0.41)	18.57	30.55	12,315	1.45	1.10	1.50	1.05	128

CLASS B
2005*	19.02	(0.07)[1]	1.27	—	—	20.22	6.31	17,564	2.13	(0.69)	2.13	(0.69)	46
2005	20.82	(0.21)[1]	2.66	—	(4.25)	19.02	10.56	17,972	2.16	(1.02)	2.16	(1.02)	103
2004	16.67	(0.18)[1]	4.85	—	(0.52)	20.82	28.10	15,844	2.13	(0.90)	2.13	(0.90)	116
2003	19.68	(0.08)[1]	(2.09)	—	(0.84)	16.67	(10.56)	10,944	2.16	(0.48)	2.16	(0.48)	127
2002	18.34	(0.09)[1]	3.24	(0.05)	(1.76)	19.68	18.48	7,465	2.12	(0.42)	2.12	(0.42)	106
2001	14.62	0.09	4.16	(0.12)	(0.41)	18.34	29.62	1,483	2.15	0.40	2.15	0.35	128

CLASS C
2005*	18.99	(0.07)[1]	1.26	—	—	20.18	6.27	23,609	2.13	(0.69)	2.13	(0.69)	46
2005	20.79	(0.21)[1]	2.66	—	(4.25)	18.99	10.58	26,923	2.16	(1.02)	2.16	(1.02)	103
2004	16.65	(0.18)[1]	4.84	—	(0.52)	20.79	28.15	20,622	2.13	(0.90)	2.13	(0.90)	116
2003	19.65	(0.08)[1]	(2.08)	—	(0.84)	16.65	(10.52)	11,799	2.16	(0.48)	2.16	(0.48)	127
2002	18.34	(0.12)[1]	3.27	(0.08)	(1.76)	19.65	18.46	5,100	2.12	(0.42)	2.12	(0.42)	106
2001	14.62	0.11	4.14	(0.12)	(0.41)	18.34	29.62	361	2.15	0.40	2.15	0.35	128

Allegiant Equity Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30, 2005 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
S&P 500® INDEX FUND

CLASS I
2005*	$10.26	$0.09[1]	$0.49	$(0.07)	$—	$10.77	5.72%	$341,306	0.34%	1.63%	0.49%	1.48%	4%
2005	9.67	0.17[1]	0.59	(0.17)	—	10.26	7.95	339,817	0.36	1.73	0.51	1.58	30
2004	8.30	0.12[1]	1.36	(0.11)	—	9.67	17.98	387,699	0.34	1.32	0.49	1.17	1
2003	9.21	0.11[1]	(0.91)	(0.11)	—	8.30	(8.55)	281,426	0.35	1.43	0.50	1.28	7
2002	10.84	0.11[1]	(1.63)	(0.11)	—	9.21	(14.11)	311,120	0.33	1.09	0.48	0.94	4
2001	12.25	0.11	(1.41)	(0.11)	—	10.84	(10.64)	332,015	0.36	0.94	0.61	0.69	15

CLASS A
2005*	10.23	0.07[1]	0.50	(0.06)	—	10.74	5.61	25,807	0.59	1.38	0.74	1.23	4
2005	9.64	0.14[1]	0.60	(0.15)	—	10.23	7.72	22,176	0.61	1.48	0.76	1.33	30
2004	8.29	0.10[1]	1.34	(0.09)	—	9.64	17.47	16,111	0.59	1.07	0.74	0.92	1
2003	9.18	0.09[1]	(0.89)	(0.09)	—	8.29	(8.57)	12,571	0.60	1.18	0.75	1.03	7
2002	10.82	0.08[1]	(1.64)	(0.08)	—	9.18	(14.44)	7,889	0.58	0.84	0.73	0.69	4
2001	12.22	0.08	(1.40)	(0.08)	—	10.82	(10.82)	7,777	0.61	0.69	0.86	0.44	15

CLASS B
2005*	10.16	0.03[1]	0.49	(0.02)	—	10.66	5.15	4,371	1.34	0.63	1.49	0.48	4
2005	9.57	0.07[1]	0.60	(0.08)	—	10.16	7.00	4,182	1.36	0.73	1.51	0.58	30
2004	8.24	0.03[1]	1.33	(0.03)	—	9.57	16.57	3,120	1.34	0.32	1.49	0.17	1
2003	9.14	0.04[1]	(0.90)	(0.04)	—	8.24	(9.40)	1,914	1.35	0.43	1.50	0.28	7
2002	10.79	0.01[1]	(1.64)	(0.02)	—	9.14	(15.16)	1,470	1.33	0.09	1.48	(0.06)	4
2001	12.20	0.01	(1.41)	(0.01)	—	10.79	(11.47)	1,080	1.36	(0.06)	1.51	(0.21)	15

CLASS C
2005*	10.17	0.03[1]	0.50	(0.02)	—	10.68	5.23	2,147	1.34	0.63	1.49	0.48	4
2005	9.59	0.07[1]	0.59	(0.08)	—	10.17	6.87	2,195	1.36	0.73	1.51	0.58	30
2004	8.25	0.03[1]	1.35	(0.04)	—	9.59	16.70	1,698	1.34	0.32	1.49	0.17	1
2003	9.15	0.03[1]	(0.89)	(0.04)	—	8.25	(9.41)	881	1.35	0.43	1.50	0.28	7
2002	10.79	0.01[1]	(1.64)	(0.01)	—	9.15	(15.08)	885	1.33	0.09	1.48	(0.06)	4
2001	12.20	—	(1.40)	(0.01)	—	10.79	(11.51)	649	1.36	(0.06)	1.51	(0.21)	15

CLASS R
2005*	10.22	0.05[1]	0.49	(0.04)	—	10.72	5.34	1,159	0.94	1.03	1.09	0.88	4
2005	9.63	0.11[1]	0.59	(0.11)	—	10.22	7.30	1,180	0.96	1.13	1.11	0.98	30
2004[2]	8.51	0.06[1]	1.12	(0.06)	—	9.63	13.84	1,424	0.93	0.73	1.08	0.58	1

†	Total return excludes sales charge.
*	For the six months ended November 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.
[1]	Per share data calculated using average shares outstanding method.
[2]	S&P 500® Index Fund Class R commenced operations on July 31, 2003. All ratios for the period have been annualized. Total return for the period has not been annualized.
[3]	Small Cap Core Fund commenced operations on April 2, 2004. All ratios for the period have been annualized. Total return for the period has not been annualized.
[4]	Small Cap Growth Fund Class R commenced operations on July 31, 2003. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[1]	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
SMALL CAP CORE FUND

CLASS I
2005*	$11.03	$(0.02)	$0.49	$—	$—	$11.50	4.26%	$194,499	1.21%	(0.42)%	1.21%	(0.42)%	41%
2005	9.50	(0.06)	1.59	—	—	11.03	16.11	151,633	1.23	(0.61)	1.23	(0.61)	54
2004[3]	10.00	(0.01)	(0.49)	—	—	9.50	(5.00)	28,986	1.31	(0.67)	1.31	(0.67)	4

CLASS A
2005*	10.99	(0.04)	0.50	—	—	11.45	4.19	3,002	1.46	(0.67)	1.46	(0.67)	41
2005	9.50	(0.09)	1.58	—	—	10.99	15.68	2,533	1.48	(0.86)	1.48	(0.86)	54
2004[3]	10.00	(0.01)	(0.49)	—	—	9.50	(5.00)	241	1.56	(0.92)	1.56	(0.92)	4

CLASS B
2005*	10.91	(0.07)	0.49	—	—	11.33	3.85	383	2.13	(1.34)	2.13	(1.34)	41
2005	9.49	(0.16)	1.58	—	—	10.91	14.96	257	2.17	(1.55)	2.17	(1.55)	54
2004[3]	10.00	(0.02)	(0.49)	—	—	9.49	(5.10)	24	2.26	(1.62)	2.26	(1.62)	4

CLASS C
2005*	10.92	(0.07)	0.49	—	—	11.34	3.85	629	2.13	(1.34)	2.13	(1.34)	41
2005	9.50	(0.16)	1.58	—	—	10.92	14.95	700	2.17	(1.55)	2.17	(1.55)	54
2004[3]	10.00	(0.02)	(0.48)	—	—	9.50	(5.00)	300	2.26	(1.62)	2.26	(1.62)	4
SMALL CAP GROWTH FUND

CLASS I
2005*	$8.63	$(0.02)	$0.67	$—	$—	$9.28	7.53%	$18,965	1.24%	(0.36)%	1.69%	(0.81)%	50%
2005	9.09	(0.07)	(0.39)	—	—	8.63	(5.06)	28,035	1.32	(0.82)	1.43	(0.93)	280
2004	7.70	(0.09)	1.48	—	—	9.09	18.05	134,244	1.23	(1.02)	1.23	(1.02)	340
2003	9.18	(0.06)	(1.42)	—	—	7.70	(16.12)	156,646	1.29	(0.92)	1.29	(0.92)	119
2002	11.56	(0.09)	(2.29)	—	—	9.18	(20.59)	268,485	1.24	(0.88)	1.24	(0.88)	122
2001	14.91	(0.06)	(1.93)	—	(1.36)	11.56	(14.72)	304,754	1.27	(0.44)	1.32	(0.49)	174

CLASS A
2005*	8.47	(0.04)	0.66	—	—	9.09	7.32	18,455	1.49	(0.61)	1.94	(1.06)	50
2005	8.94	(0.07)	(0.40)	—	—	8.47	(5.26)	18,412	1.57	(1.07)	1.68	(1.18)	280
2004	7.59	(0.11)	1.46	—	—	8.94	17.79	22,493	1.48	(1.27)	1.48	(1.27)	340
2003	9.07	(0.08)	(1.40)	—	—	7.59	(16.32)	18,814	1.54	(1.17)	1.54	(1.17)	119
2002	11.44	(0.12)	(2.25)	—	—	9.07	(20.72)	21,941	1.49	(1.13)	1.49	(1.13)	122
2001	14.81	(0.09)	(1.92)	—	(1.36)	11.44	(14.97)	31,327	1.52	(0.69)	1.57	(0.74)	174

CLASS B
2005*	8.04	(0.05)	0.62	—	—	8.61	7.09	1,946	2.16	(1.28)	2.61	(1.73)	50
2005	8.54	(0.13)	(0.37)	—	—	8.04	(5.86)	2,630	2.26	(1.76)	2.37	(1.87)	280
2004	7.30	(0.17)	1.41	—	—	8.54	16.99	5,186	2.18	(1.97)	2.18	(1.97)	340
2003	8.79	(0.12)	(1.37)	—	—	7.30	(16.95)	5,141	2.25	(1.88)	2.25	(1.88)	119
2002	11.16	(0.18)	(2.19)	—	—	8.79	(21.24)	8,055	2.20	(1.84)	2.20	(1.84)	122
2001	14.58	(0.18)	(1.88)	—	(1.36)	11.16	(15.59)	13,010	2.22	(1.39)	2.27	(1.44)	174

CLASS C
2005*	8.06	(0.04)	0.60	—	—	8.62	6.95	329	2.16	(1.28)	2.61	(1.73)	50
2005	8.56	(0.13)	(0.37)	—	—	8.06	(5.84)	653	2.26	(1.76)	2.37	(1.87)	280
2004	7.32	(0.17)	1.41	—	—	8.56	16.94	719	2.18	(1.97)	2.18	(1.97)	340
2003	8.81	(0.12)	(1.37)	—	—	7.32	(16.91)	390	2.25	(1.88)	2.25	(1.88)	119
2002	11.19	(0.18)	(2.20)	—	—	8.81	(21.27)	476	2.20	(1.84)	2.20	(1.84)	122
2001	14.57	(0.18)	(1.84)	—	(1.36)	11.19	(15.32)	374	2.22	(1.39)	2.27	(1.44)	174

CLASS R
2005*	8.43	0.01	0.60	—	—	9.04	7.24	79	1.76	(0.88)	2.21	(1.33)	50
2005	8.92	(0.10)	(0.39)	—	—	8.43	(5.49)	131	1.86	(1.36)	1.97	(1.47)	280
2004[4]	8.13	(0.11)	0.90	—	—	8.92	9.72	168	1.70	(1.62)	1.70	(1.62)	340

Allegiant Asset Allocation Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30, 2005 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	** Net Investment Income (Loss)	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income (Loss) to Average Net Assets**	Ratio of Expenses to Average Net Assets (Before Fee Waivers)††	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)**	Portfolio Turnover Rate
AGGRESSIVE ALLOCATION FUND

CLASS I
2005*	$9.84	$0.06[1]	$0.60	$(0.08)	$—	$10.42	6.72%	$6,371	0.33%	0.93%	0.58%	0.68%	14%
2005	9.26	0.08[1]	0.57	(0.07)	—	9.84	7.00	6,687	0.30	0.87	0.55	0.62	18
2004	8.23	0.07[1]	1.00	(0.04)	—	9.26	12.98	6,592	0.30	0.61	0.55	0.36	42
2003	9.08	0.02[1]	(0.80)	(0.07)[4]	—	8.23	(8.56)	2,361	0.88	0.23	1.13	(0.02)	78
2002	9.95	0.10[1]	(0.82)	(0.15)[3]	—	9.08	(7.26)	2,854	1.12	1.15	1.37	0.90	40
2001[2]	10.00	0.02	(0.06)	(0.01)	—	9.95	(0.36)	2,492	0.38	1.10	0.76	0.72	5

CLASS A
2005*	9.79	0.03[1]	0.62	(0.07)	—	10.37	6.63	1,534	0.58	0.68	0.83	0.43	14
2005	9.21	0.06[1]	0.57	(0.05)	—	9.79	6.85	3,965	0.55	0.62	0.80	0.37	18
2004	8.21	0.03[1]	1.00	(0.03)	—	9.21	12.54	3,519	0.55	0.36	0.80	0.11	42
2003	9.07	—[1]	(0.80)	(0.06)[4]	—	8.21	(8.73)	2,744	1.13	(0.02)	1.38	(0.27)	78
2002	9.95	0.08[1]	(0.83)	(0.13)[3]	—	9.07	(7.54)	2,744	1.37	0.90	1.62	0.65	40
2001[2]	10.00	0.02	(0.06)	(0.01)	—	9.95	(0.38)	2,500	0.63	0.85	1.01	0.47	5

CLASS B
2005*	9.61	0.01[1]	0.60	(0.04)	—	10.18	6.34	1,653	1.17	0.09	1.42	(0.16)	14
2005	9.08	—[1]	0.56	(0.03)	—	9.61	6.12	1,625	1.15	0.02	1.40	(0.23)	18
2004	8.13	(0.02)[1]	0.99	(0.02)	—	9.08	11.93	1,431	1.15	(0.24)	1.40	(0.49)	42
2003	9.03	(0.05)[1]	(0.80)	(0.05)[4]	—	8.13	(9.32)	610	1.74	(0.63)	1.99	(0.88)	78
2002	9.95	0.03[1]	(0.83)	(0.12)[3]	—	9.03	(8.12)	137	1.98	0.29	2.23	0.04	40
2001[2]	9.98	—	(0.03)	—	—	9.95	(0.30)	7	1.23	0.25	1.56	0.08	5

CLASS C
2005*	9.64	0.01[1]	0.59	(0.04)	—	10.20	6.22	1,120	1.17	0.09	1.42	(0.16)	14
2005	9.10	—[1]	0.57	(0.03)	—	9.64	6.22	1,096	1.15	0.02	1.40	(0.23)	18
2004	8.14	—[1]	0.98	(0.02)	—	9.10	12.01	1,021	1.15	(0.24)	1.40	(0.49)	42
2003	9.04	(0.05)[1]	(0.80)	(0.05)[4]	—	8.14	(9.34)	241	1.74	(0.63)	1.99	(0.88)	78
2002[2]	9.89	0.03[1]	(0.77)	(0.11)[3]	—	9.04	(8.37)	223	1.98	0.29	2.23	0.04	40

†	Total return excludes sales charge.
††	Does not include expenses of the investment companies in which Aggressive Allocation Fund invests.
*	For the six months ended November 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Recognition of net investment income by Aggressive Allocation Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
[1]	Per share data calculated using average shares outstanding method.
[2]	Aggressive Allocation Fund Class I, Class A, Class B and Class C commenced operations on March 6, 2001, March 6, 2001, May 8, 2001, and June 28, 2001, respectively. All ratios for the period have been annualized. Total return for the period has not been annualized.
[3]	Includes a tax return of capital of $(0.04), $(0.04), $(0.04) and $(0.04) for Class I, Class A, Class B and Class C, respectively, for Aggressive Allocation Fund.
[4]	Includes a tax return of capital of $(0.07), $(0.06), $(0.05) and $(0.05) for Class I, Class A, Class B and Class C, respectively, for Aggressive Allocation Fund.
[5]	As required, effective June 1, 2001, Balanced Allocation Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses as an adjustment to interest income. The effect of this change for the year ended May 31, 2002 was $— on per share data and an increase in the Ration of Net Investment Income to Average Net Assets of 0.02%. Per share data and ratios for period prior to June 1, 2001 have not been restated to reflect this change.
[6]	Due to its investment strategy, Balanced Allocation Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

	Net Asset Value, Beginning of Period	Net Investment Income	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate[6]
BALANCED ALLOCATION FUND

CLASS I
2005*	$9.95	$0.08[1]	$0.47	$(0.09)	$—	$10.41	5.51%	$134,257	1.05%	1.56%	1.05%	1.56%	114%
2005	9.35	0.14[1]	0.61	(0.15)	—	9.95	8.01	133,954	1.06	1.49	1.06	1.49	201
2004	8.44	0.11[1]	0.89	(0.09)	—	9.35	11.93	136,752	0.98	1.15	0.98	1.15	230
2003	9.01	0.13[1]	(0.55)	(0.15)	—	8.44	(4.58)	120,329	1.09	1.63	1.09	1.63	171
2002[5]	9.72	0.20[1]	(0.71)	(0.20)	—	9.01	(5.27)	157,660	1.00	2.13	1.00	2.13	106
2001	11.68	0.28	(0.42)	(0.27)	(1.55)	9.72	(1.68)	186,724	1.03	2.31	1.08	2.26	161

CLASS A
2005*	9.96	0.06[1]	0.47	(0.07)	—	10.42	5.37	14,582	1.30	1.31	1.30	1.31	114
2005	9.36	0.12[1]	0.60	(0.12)	—	9.96	7.74	17,859	1.31	1.24	1.31	1.24	201
2004	8.45	0.08[1]	0.90	(0.07)	—	9.36	11.67	16,900	1.23	0.90	1.23	0.90	230
2003	9.02	0.11[1]	(0.55)	(0.13)	—	8.45	(4.80)	16,515	1.34	1.38	1.34	1.38	171
2002[5]	9.72	0.17[1]	(0.69)	(0.18)	—	9.02	(5.41)	16,664	1.25	1.88	1.25	1.88	106
2001	11.68	0.29	(0.46)	(0.24)	(1.55)	9.72	(1.92)	13,592	1.28	2.06	1.33	2.01	161

CLASS B
2005*	9.96	0.03[1]	0.48	(0.04)	—	10.43	5.09	6,086	1.99	0.62	1.99	0.62	114
2005	9.36	0.05[1]	0.60	(0.05)	—	9.96	6.99	6,458	2.01	0.54	2.01	0.54	201
2004	8.46	0.02[1]	0.89	(0.01)	—	9.36	10.80	6,985	1.93	0.20	1.93	0.20	230
2003	9.03	0.05[1]	(0.55)	(0.07)	—	8.46	(5.48)	5,879	2.05	0.67	2.05	0.67	171
2002[5]	9.73	0.11[1]	(0.70)	(0.11)	—	9.03	(6.06)	5,721	1.96	1.17	1.96	1.17	106
2001	11.70	0.21	(0.46)	(0.17)	(1.55)	9.73	(2.67)	5,551	1.98	1.69	1.98	1.69	161

CLASS C
2005*	9.91	0.03[1]	0.47	(0.04)	—	10.37	5.03	1,601	1.99	0.62	1.99	0.62	114
2005	9.33	0.04[1]	0.60	(0.06)	—	9.91	6.85	1,685	2.01	0.54	2.01	0.54	201
2004	8.43	0.03[1]	0.88	(0.01)	—	9.33	10.83	1,754	1.93	0.20	1.93	0.20	230
2003	9.00	0.05 [1]	(0.55)	(0.07)	—	8.43	(5.49)	680	2.05	0.67	2.05	0.67	171
2002[5]	9.72	0.11[1]	(0.71)	(0.12)	—	9.00	(6.16)	747	1.96	1.17	1.96	1.17	106
2001	11.70	0.21	(0.46)	(0.18)	(1.55)	9.72	(2.70)	22	1.98	1.69	1.98	1.69	161

Allegiant Asset Allocation Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30, 2005 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	** Net Investment Income	Realized and Unrealized Gain/(Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income to Average Net Assets**	Ratio of Expenses to Average Net Assets (Before Fee Waivers)††	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)**	Portfolio Turnover Rate
CONSERVATIVE ALLOCATION FUND

CLASS I
2005*	$10.38	$0.12[1]	$0.20	$(0.13)	$—	$10.57	3.15%	$7,970	0.30%	2.26%	0.55%	2.01%	9%
2005	10.00	0.20[1]	0.37	(0.19)	—	10.38	5.72	5,329	0.27	1.92	0.52	1.67	18
2004	9.57	0.18[1]	0.40	(0.15)	—	10.00	6.13	4,929	0.28	1.71	0.53	1.46	27
2003	9.66	0.17[1]	(0.07)	(0.19)[3]	—	9.57	1.15	2,820	0.70	1.83	0.95	1.58	38
2002	10.04	0.26[1]	(0.36)	(0.28)	—	9.66	(0.97)	2,752	1.02	2.68	1.27	2.43	27
2001[2]	10.00	0.07	0.02	(0.05)	—	10.04	0.94	2,523	0.37	3.20	0.75	2.82	5

CLASS A
2005*	10.37	0.10[1]	0.21	(0.12)	—	10.56	2.97	949	0.55	2.01	0.80	1.76	9
2005	10.00	0.17[1]	0.37	(0.17)	—	10.37	5.40	3,755	0.52	1.67	0.77	1.42	18
2004	9.57	0.15[1]	0.41	(0.13)	—	10.00	5.92	3,457	0.53	1.46	0.78	1.21	27
2003	9.66	0.14[1]	(0.06)	(0.17)[3]	—	9.57	0.90	3,048	0.95	1.58	1.20	1.33	38
2002	10.04	0.24 [1]	(0.36)	(0.26)	—	9.66	(1.21)	2,689	1.27	2.43	1.52	2.18	27
2001[2]	10.00	0.07	0.02	(0.05)	—	10.04	0.90	2,522	0.62	2.95	1.00	2.57	5

CLASS B
2005*	10.32	0.08[1]	0.20	(0.09)	—	10.51	2.73	1,050	1.14	1.42	1.39	1.17	9
2005	9.97	0.11[1]	0.36	(0.12)	—	10.32	4.70	1,056	1.12	1.07	1.37	0.82	18
2004	9.55	0.09[1]	0.42	(0.09)	—	9.97	5.36	1,171	1.13	0.86	1.38	0.61	27
2003	9.65	0.06[1]	(0.04)	(0.12)[3]	—	9.55	0.27	613	1.56	0.97	1.81	0.72	38
2002[2]	9.97	0.08[1]	(0.22)	(0.18)	—	9.65	(1.46)	163	1.88	1.82	2.13	1.57	27

CLASS C
2005*	10.33	0.08[1]	0.20	(0.09)	—	10.52	2.73	932	1.14	1.42	1.39	1.17	9
2005	9.98	0.11[1]	0.36	(0.12)	—	10.33	4.68	1,041	1.12	1.07	1.37	0.82	18
2004	9.56	0.09[1]	0.42	(0.09)	—	9.98	5.32	1,395	1.13	0.86	1.38	0.61	27
2003	9.65	0.09[1]	(0.06)	(0.12)[3]	—	9.56	0.34	753	1.56	0.97	1.81	0.72	38
2002	10.04	0.10[1]	(0.28)	(0.21)	—	9.65	(1.79)	702	1.88	1.82	2.13	1.57	27
2001[2]	10.14	—	(0.10)	—	—	10.04	(0.99)	55	1.22	2.35	1.60	1.97	5

†	Total return excludes sales charge.
††	Does not include expenses of the investment companies in which Conservative Allocation Fund invests.
*	For the six months ended November 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Recognition of net investment income by Conservative Allocation Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
[1]	Per share data calculated using average shares outstanding method.
[2]	Conservative Allocation Fund Class I, Class A, Class B and Class C commenced operations on March 6, 2001, March 6, 2001, July 13, 2001 and May 23, 2001, respectively. All ratios for the period have been annualized. Total return for the period has not been annualized.
[3]	Includes a tax return of capital of $(0.03), $(0.03), $(0.02) and $(0.02) for Class I, Class A, Class B and Class C, respectively, for Conservative Allocation Fund.

See Notes to Financial Statements.

Allegiant International Equity Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 99.3%
Australia — 4.7%
BHP Billiton, ADR (Materials)#	167,600	$5,392
Brambles Industries (Industrials)#	100,000	714
Computershare (Information Technology)	173,000	890
James Hardie Industries NV (Materials)#	118,000	729
QBE Insurance Group (Financials)#	81,500	1,143
Sonic Healthcare (Health Care)	53,000	586
Woolworths (Consumer Staples)	63,000	789

		10,243

Austria — 0.6%
Bank Austria Creditanstalt AG (Financials)#	6,500	719
Telekom Austria (Telecommunication Services)	30,000	677

		1,396

Belgium — 2.0%
Fortis (Financials)	34,000	1,007
KBC Groep NV (Financials)	10,000	867
Solvay (Materials)	22,180	2,445

		4,319

Brazil — 1.1%
Companhia Vale do Rio Doce, ADR (Materials)	20,000	867
Gol Linhas Aereas Inteligentes SA, ADR (Industrials)#	20,080	914
Petroleo Brasileiro SA - Petrobras, ADR (Energy)	10,000	676

		2,457

Canada — 1.1%
Methanex (Materials)	141,200	2,469

China — 0.5%
Netease.com, ADR (Information Technology)*#	19,170	1,092

Egypt — 0.4%
Egyptian Company for Mobile Services (Telecommunication Services)	29,000	947

Finland — 6.4%
Cargotec, Cl B (Industrials)*	67,900	2,217
KCI Konecranes Oyj (Industrials)	61,550	2,728
Kone Oyj, Cl B (Industrials)*	78,800	2,637
UPM-Kymmene Oyj (Materials)#	139,800	2,624
Uponor Oyj (Industrials)	36,000	786
YIT-Yhtyma Oyj (Industrials)	68,000	2,748

		13,740

France — 6.1%
Christian Dior (Consumer Discretionary)#	32,300	2,736
Compagnie de Saint-Gobain (Industrials)	47,000	2,711
Imerys SA (Materials)#	39,000	2,711
L’Oreal (Consumer Staples)	12,000	865
Neopost (Information Technology)	9,900	932
Peugeot (Consumer Discretionary)#	44,100	2,640
Total SA, ADR (Energy)#	4,390	547

		13,142

Germany — 4.0%
Adidas-Salomon (Consumer Discretionary)	7,225	1,268
Bijou Brigitte AG (Consumer Discretionary)#	6,500	1,638
Commerzbank (Financials)	39,000	1,153
Continental (Consumer Discretionary)	33,700	2,854
Rational (Consumer Discretionary)	5,400	$601
SAP, ADR (Information Technology)	27,000	1,219

		8,733

Greece — 0.7%
IRF European Finance Investments (Financials)*	290,400	1,525

Hong Kong — 2.4%
China Merchants Holdings International (Industrials)	294,000	616
CLP Holdings (Utilities)	108,000	636
Espirit Holdings (Consumer Discretionary)	130,000	915
Li & Fung (Consumer Discretionary)	500,000	1,007
Techtronic Industries (Consumer Discretionary)	375,000	956
Zijin Mining Group, Cl H (Materials)	2,900,000	988

		5,118

India — 0.5%
Bharti Tele-Ventures (Telecommunication Services)*	143,000	1,114

Ireland — 3.0%
CRH PLC (Materials)	103,471	2,736
FBD Holdings PLC (Financials)	21,700	862
Greencore Group PLC (Consumer Staples)	706,000	2,788

		6,386

Israel — 0.4%
Nice Systems, ADR (Information Technology)*	19,000	852

Italy — 0.9%
Banca Italease (Financials)*	33,000	697
Bulgari (Consumer Discretionary)	59,000	607
Fastweb (Telecommunication Services)*	13,700	639

		1,943

Japan — 14.3%
Aeon (Consumer Staples)	47,000	1,046
Amano (Industrials)	55,000	879
Hoya (Information Technology)	34,000	1,226
Hyakugo Bank (Financials)	79,775	541
Kansai Electric Power (Utilities)	123,000	2,613
Maruichi Steel Tube (Materials)#	102,600	2,123
Mitsubishi UFJ Financial Group, ADR (Financials)#	211,000	2,669
Neomax (Industrials)#	36,500	1,067
Nitto Denko (Materials)	15,800	1,079
Noda Screen (Information Technology)	700	990
ORIX (Financials)	4,500	965
Secom (Industrials)	21,000	1,079
Shiga Bank (Financials)	95,000	663
Showa Denko KK (Materials)	687,000	2,555
Sumitomo Realty & Development (Financials)	83,000	1,373
Takeda Pharmaceutical (Health Care)	23,000	1,260
Teijin (Materials)	98,000	534
Tokuyama (Materials)#	110,000	1,267
Tokyo Electric Power (Utilities)	108,400	2,604
Tokyu Land (Financials)	143,000	1,042
Toyota Motor, ADR (Consumer Discretionary)#	14,000	1,355
Trancom (Industrials)	30,000	700
Yamada Denki (Consumer Discretionary)	12,800	1,312

		30,942

Allegiant International Equity Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Luxembourg — 0.4%
Tenaris, ADR (Energy)#	7,200	$805

Malaysia — 0.3%
Resorts World BHD (Consumer Discretionary)	210,000	628

Mexico — 1.9%
America Movil SA de CV, ADR (Telecommunication Services)	50,600	1,453
Cemex SA de CV, ADR (Materials)	45,800	2,579

		4,032

Netherlands — 1.9%
ABN AMRO Holdings (Financials)	107,800	2,650
Fugro NV (Energy)	18,000	529
TomTom (Information Technology)*	23,000	832

		4,011

Norway — 5.3%
Aker Seafoods ASA (Consumer Staples)*#	119,400	656
Camillo Eitzen (Industrials)#	228,000	2,249
DNB (Financials)	257,800	2,696
Orkla (Consumer Staples)	21,000	780
SeaDrill (Energy)*	105,000	660
Statoil ASA, ADR (Energy)	62,000	1,356
Storebrand (Financials)	98,000	896
Yara International (Materials)	135,800	2,069

		11,362

Portugal — 1.2%
Portugal Telecom SGPS (Telecommunication Services)	272,600	2,503

Singapore — 2.4%
Keppel (Industrials)	157,000	1,083
OSIM International (Consumer Discretionary)	730,000	695
Raffles Education (Consumer Discretionary)	983,000	826
Singapore Exchange (Financials)	730,000	1,186
STATS ChipPAC, ADR (Information Technology)*#	197,000	1,306

		5,096

South Africa — 4.0%
Aspen Pharmacare Holdings (Health Care)	200,000	1,013
Impala Platinum Holdings (Materials)	21,500	2,806
Metorex (Materials)	584,646	614
Sappi (Materials)	195,000	2,086
Sasol (Energy)	65,300	2,173

		8,692

South Korea — 4.2%
Kookmin Bank, ADR (Financials)#	13,000	858
Samsung Electronics (Information Technology)	4,800	2,761
Samsung SDI (Information Technology)*	26,000	2,700
SK Telecom (Telecommunication Services)	14,200	2,668

		8,987

Spain — 3.2%
Banco Bilbao Vizcaya Argentaria (Financials)	152,400	2,684
Metrovacesa (Financials)	13,800	883
Red Electrica de Espana (Utilities)#	24,000	664
Repsol YPF (Energy)#	90,800	$2,666

		6,897

Sweden — 3.6%
Autoliv (Consumer Discretionary)	49,500	2,166
Hennes & Mauritz, Cl B (Consumer Discretionary)	22,000	687
Modern Times Group, Cl B (Consumer Discretionary)*	28,000	1,084
Svenska Cellulosa, Cl B (Materials)	76,000	2,634
Telefonaktiebolaget LM Ericsson, ADR (Information Technology)#	35,000	1,140

		7,711

Switzerland — 5.8%
ABB, ADR (Industrials)*	134,200	1,174
Actelion (Health Care)*	6,375	621
Alcon (Health Care)	5,000	701
Logitech International SA, ADR (Information Technology)*#	25,000	1,145
Nestle (Consumer Staples)	9,125	2,694
Nobel Biocare Holding (Health Care)	4,900	1,114
Novartis, ADR (Health Care)#	27,600	1,446
Roche Holdings (Health Care)	25,000	3,742

		12,637

United Kingdom — 16.0%
ARM Holdings PLC, ADR (Information Technology)#	155,000	975
BAE Systems, ADR (Industrials)	44,000	1,031
Barratt Developments PLC (Consumer Discretionary)	199,800	3,120
Bellway PLC (Consumer Discretionary)	165,800	2,945
BG Group (Energy)	160,000	1,490
Crest Nicholson PLC (Consumer Discretionary)	369,200	2,820
George Wimpey PLC (Consumer Discretionary)	351,345	2,653
GlaxoSmithKline PLC, ADR (Health Care)	48,000	2,379
ICAP PLC (Financials)	110,000	687
Imperial Tobacco Group PLC (Consumer Staples)	32,000	949
Lloyds TSB Group PLC (Financials)	326,600	2,645
Man Group PLC (Financials)	38,000	1,163
Michael Page International PLC (Industrials)	130,000	575
Persimmon PLC (Consumer Discretionary)	165,800	3,151
Reckitt Benckiser PLC (Consumer Staples)	38,000	1,171
SABMiller (Consumer Staples)	60,000	1,060
Scottish & Southern Energy (Utilities)	58,000	982
Sportingbet PLC (Consumer Discretionary)	127,100	786
Standard Chartered PLC (Financials)	55,000	1,173
United Utilities (Utilities)	53,000	591
Vodafone Group, ADR (Telecommunication Services)	106,000	2,284

		34,630

Total Foreign Common Stocks (Cost $198,547)		214,409

	Number of Shares	Value (000)
FOREIGN RIGHTS — 0.2%
Belgium — 0.0%
Cumerio*	989	$	— (A)
Umicore*	989		— (A)

			—

Greece — 0.2%
IRF European Finance Investments*	580,800		319

Total Foreign Rights (Cost $435)			319

AFFILIATED MONEY MARKET FUND — 0.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	1,936,767		1,937

Total Affiliated Money Market Fund (Cost $1,937)			1,937

Total Investments Before Collateral for Loaned Securities – 100.4% (Cost $200,919)			216,665

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 15.4%
Master Note — 2.3%
Bear Stearns
4.213%, 12/07/05	$5,000		5,000

Medium Term Notes — 4.6%
General Electric Capital
4.114%, 03/29/06 (B)	5,000		5,003
Morgan Stanley
4.143%, 02/15/06 (B)	2,500		2,500
Sigma Finance
4.080%, 07/07/06 (B)	2,500		2,500

			10,003

Repurchase Agreements — 8.5%
Bank of America
4.110%, 12/01/05	9,299		9,299
Bear Stearns
4.163%, 12/01/05	9,000		9,000

			18,299

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $33,302)‡			33,302

Total Investments — 115.8% (Cost $234,221)**			249,967

Other Assets & Liabilities — (15.8)%
Investment Advisory Fees Payable			$(177)
12b-1 Fees Payable
Class I			(26)
Class A			(2)
Administration Fees Payable			(11)
Custody Fees Payable			(30)
Trustees’ Fees Payable			(12)
Payable for Collateral for Loaned Securities			(33,302)
Payable for Investments Purchased			(2,444)
Payable for Shares of Beneficial Interest Redeemed			(227)
Other			2,126

Total Other Assets & Liabilities			(34,105)

TOTAL NET ASSETS — 100.0%			$215,862

Allegiant International Equity Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$293,175
Undistributed Net Investment Income	6,748
Accumulated Net Realized Loss on Investments and Futures	(99,909)
Net Unrealized Appreciation of Foreign Currency and Translation of Other Assets and Liabilities in Foreign Currency	(14)
Net Unrealized Appreciation on Investments and Futures	15,862

Total Net Assets	$215,862

Net Asset Value, Offering and Redemption Price Per Share — Class I ($201,760,159 ÷ 16,444,435 outstanding shares of beneficial interest)	$12.27

Net Asset Value and Redemption Price Per Share — Class A ($11,888,213 ÷ 979,281 outstanding shares of beneficial interest)	$12.14

Maximum Offering Price Per Share — Class A ($12.14 ÷ 94.50%)	$12.85

Net Asset Value and Offering Price Per Share — Class B ($1,062,887 ÷ 90,307 outstanding shares of beneficial interest)	$11.77

Net Asset Value and Offering Price Per Share — Class C ($1,026,816 ÷ 87,650 outstanding shares of beneficial interest)	$11.71

Net Asset Value and Offering Price Per Share — Class R ($123,926 ÷ 10,368 outstanding shares of beneficial interest)	$11.95

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $234,334.

Gross unrealized appreciation (000)	$20,332
Gross unrealized depreciation (000)	(4,699)

Net unrealized appreciation (000)	$15,633

†	See Note 3 in Notes to Financial Statements

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $31,600.

‡	See Note 8 in Notes to Financial Statements

(A)	Value is less than $500.

(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2005.

ADR — American Depository Receipt

Cl — Class

PLC — Public Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
TOPIX Index	11	$1,409,315	12/09/05	$116

Cash in the amount of $28,039 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

At November 30, 2005 sector diversification of the Fund was as follows:

Sector Diversification	% of Net Assets	Value (000)
Foreign Common Stocks
Consumer Discretionary	18.3%	$39,448
Consumer Staples	5.9	12,801
Energy	5.0	10,902
Financials	15.2	32,748
Health Care	6.0	12,861
Industrials	12.0	25,909
Information Technology	8.4	18,060
Materials	19.1	41,305
Telecommunication Services	5.7	12,285
Utilities	3.7	8,090

Total Foreign Common Stocks	99.3	214,409
Foreign Rights	0.2	319
Affiliated Money Market Fund	0.9	1,937
Short Term Investments Held as Collateral for Loaned Securities	15.4	33,302

Total Investments	115.8	249,967
Other Assets and Liabilities	(15.8)	(34,105)

Net Assets	100.0%	$215,862

Allegiant Large Cap Core Equity Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.6%
Consumer Discretionary — 10.8%
Dick’s Sporting Goods*#	113,000	$3,967
Fortune Brands	49,000	3,820
Getty Images*	46,000	4,199
Lowe’s	70,770	4,776
Starbucks*	152,920	4,656
Starwood Hotels & Resorts Worldwide	77,000	4,659

		26,077

Consumer Staples — 9.7%
Bunge#	93,500	5,002
Colgate-Palmolive	71,000	3,871
Constellation Brands, Cl A*	194,422	4,592
Dean Foods*	114,639	4,378
PepsiCo	92,210	5,459

		23,302

Energy — 9.2%
Devon Energy	85,120	5,124
ExxonMobil	124,020	7,197
TransOcean*#	47,000	3,000
Valero Energy	33,000	3,175
Weatherford International*	51,630	3,589

		22,085

Financials — 21.0%
Allstate	55,540	3,116
American Express	87,490	4,499
American International Group#	80,910	5,432
Bank of America#	137,260	6,299
Citigroup	145,700	7,074
Goldman Sachs	43,630	5,626
JP Morgan Chase	143,980	5,507
Merrill Lynch	72,520	4,817
Washington Mutual	90,530	3,729
Wells Fargo	68,000	4,274

		50,373

Health Care — 12.8%
Amgen*	82,850	6,705
Fisher Scientific*#	85,800	5,532
GlaxoSmithKline PLC, ADR	113,510	5,627
Johnson & Johnson#	79,640	4,918
UnitedHealth Group	60,000	3,592
Zimmer Holdings*	68,700	4,305

		30,679

Industrials — 11.4%
3M	62,050	4,870
General Electric	196,430	7,016
Illinois Tool Works	59,360	5,240
L-3 Communications Holdings	58,000	4,321
United Technologies	109,420	5,891

		27,338

Information Technology — 15.4%
Amdocs*	134,000	3,542
Cisco Systems*	178,640	3,133
Dell*	93,500	2,820
Microsoft	382,620	10,602
Motorola	281,000	6,769
Texas Instruments	161,600	5,249
Yahoo!*#	121,000	$4,868

		36,983

Materials — 2.9%
Ecolab	108,160	3,599
Freeport-McMoRan Copper & Gold, Cl B#	65,970	3,438

		7,037

Telecommunication Services — 3.1%
NII Holdings*	103,940	4,516
Sprint Nextel	116,476	2,917

		7,433

Utilities — 3.3%
AES*	337,550	5,323
Equitable Resources	70,920	2,652

		7,975

Total Common Stocks (Cost $ 199,494)		239,282

AFFILIATED MONEY MARKET FUND — 0.5%
Allegiant Money Market Fund, Class I†	1,108,342	1,108

Total Affiliated Money Market Fund (Cost $1,108)		1,108

Total Investments Before Collateral for Loaned Securities – 100.1% (Cost $200,602)		240,390

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 12.6%
Master Notes — 3.1%
Bank of America
4.143%, 01/03/06	$2,500	2,500
Bear Stearns
4.213%, 12/07/05	5,000	5,000

		7,500

Medium Term Notes — 3.1%
First Tennessee Bank
4.080%, 03/21/06 (A)	2,500	2,500
Morgan Stanley
4.143%, 02/15/06 (A)	2,500	2,500
Sigma Finance
4.080%, 07/07/06 (A)	2,500	2,500

		7,500

Repurchase Agreements — 6.4%
Bank of America
4.110%, 12/01/05	5,440	5,440
Bear Stearns
4.163%, 12/01/05	5,000	5,000

Allegiant Large Cap Core Equity Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — continued
Lehman Brothers
4.133%, 12/01/05	$5,000	$5,000

		15,440

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $30,440)‡		30,440

Total Investments — 112.7% (Cost $231,042)**		270,830

Other Assets & Liabilities — (12.7)%
Investment Advisory Fees Payable		(12)
12b-1 Fees Payable
Class I		(49)
Class A		(2)
Class B		(1)
Administration Fees Payable		(12)
Trustees’ Fees Payable		(9)
Payable for Collateral for Loaned Securities		(30,440)
Payable for Investments Purchased		(537)
Payable for Shares of Beneficial Interest Redeemed		(147)
Other		588

Total Other Assets & Liabilities		(30,621)

TOTAL NET ASSETS — 100.0%		$240,209

		Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$196,077
Undistributed Net Investment Income		246
Undistributed Net Realized Gain on Investments and Futures		4,091
Net Unrealized Appreciation on Investments and Futures		39,795

Total Net Assets		$240,209

Net Asset Value, Offering and Redemption Price Per Share — Class I ($228,631,096 ÷ 18,471,549 outstanding shares of beneficial interest)		$12.38

Net Asset Value and Redemption Price Per Share — Class A ($7,124,522 ÷ 581,853 outstanding shares of beneficial interest)		$12.24

Maximum Offering Price Per Share — Class A ($12.24 ÷ 94.50%)		$12.95

Net Asset Value and Offering Price Per Share — Class B ($3,405,135 ÷ 288,650 outstanding shares of beneficial interest)		$11.80

Net Asset Value and Offering Price Per Share — Class C ($540,229 ÷ 45,802 outstanding shares of beneficial interest)		$11.79

Net Asset Value and Offering Price Per Share — Class R ($508,177 ÷ 41,816 outstanding shares of beneficial interest)		$12.15

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $232,226.

Gross unrealized appreciation (000)	$40,915
Gross unrealized depreciation (000)	(2,311)

Net unrealized appreciation (000)	$38,604

†	See Note 3 in Notes to Financial Statements

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $29,572.

‡	See Note 8 in Notes to Financial Statements

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2005.

ADR — American Depository Receipt

Cl — Class

PLC — Public Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Composite Index	3	$938	12/15/05	$7

Cash in the amount of $47,250 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Allegiant Large Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.7%
Consumer Discretionary — 20.6%
Coach*	339,000	$11,672
eBay*#	301,660	13,517
Getty Images*#	157,000	14,333
Google, Cl A*	29,900	12,109
Lowe’s#	228,390	15,412
MGM Grand*#	202,000	7,698
Nike, Cl B#	110,000	9,383
Starbucks*	488,920	14,888
Starwood Hotels & Resorts Worldwide	253,500	15,337
Yahoo!*#	423,000	17,017

		131,366

Consumer Staples — 9.6%
Bunge#	197,000	10,539
Colgate-Palmolive	230,000	12,540
Constellation Brands, Cl A*	517,534	12,224
Dean Foods*	305,160	11,654
PepsiCo	240,305	14,226

		61,183

Financial Services — 8.3%
American International Group#	212,620	14,275
Citigroup	313,093	15,201
First Data	211,500	9,152
Goldman Sachs#	110,890	14,300

		52,928

Healthcare — 19.0%
Abbott Laboratories	329,000	12,407
Amgen*	201,110	16,276
Cephalon*#	185,000	9,407
Fisher Scientific*#	199,500	12,864
Genentech*	125,500	12,000
GlaxoSmithKline PLC, ADR	291,860	14,467
Johnson & Johnson	204,516	12,629
Medtronic	207,891	11,553
UnitedHealth Group	186,600	11,170
Zimmer Holdings*	133,000	8,335

		121,108

Integrated Oils — 1.8%
Devon Energy	195,000	11,739

Materials and Processing — 2.8%
Ecolab	291,550	9,700
Praxair	160,000	8,320

		18,020

Other — 5.9%
3M	183,020	14,363
General Electric	647,391	23,125

		37,488

Other Energy — 1.6%
Weatherford International*#	143,000	9,940

Producer Durables — 6.6%
Danaher	180,000	9,990
Illinois Tool Works	145,000	12,799
United Technologies	360,000	19,383

		42,172

Technology — 21.8%
Amdocs*	358,010	$9,462
Cisco Systems*	538,120	9,439
Dell*	261,040	7,873
EMC*	893,500	12,446
Linear Technology	276,000	10,298
Microchip Technology#	414,000	13,811
Microsoft	1,094,126	30,318
Motorola	691,000	16,646
Research In Motion*	103,000	6,296
SAP, ADR	227,930	10,291
Texas Instruments#	362,000	11,758

		138,638

Telecommunications — 1.7%
NII Holdings*	242,520	10,537

Total Common Stocks (Cost $514,151)		635,119

AFFILIATED MONEY MARKET FUND — 0.4%
Allegiant Money Market Fund, Class I†	2,337,845	2,338

Total Affiliated Money Market Fund (Cost $2,338)		2,338

Total Investments Before Collateral for Loaned Securities – 100.1% (Cost $516,489)		637,457

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 13.9%
Master Notes — 3.5%
Bank of America
4.143%, 01/03/06	$15,000	15,000
Bear Stearns
4.213%, 12/07/05	5,000	5,000
JP Morgan
4.143%, 12/15/05	2,500	2,500

		22,500

Medium Term Notes — 4.3%
First Tennessee Bank
4.080%, 03/21/06 (A)	7,500	7,500
General Electric Capital
4.114%, 03/29/06 (A)	5,000	5,003
Morgan Stanley
4.143%, 02/15/06 (A)	5,000	5,000
4.090%, 12/01/06 (A)	5,000	5,000
Sigma Finance
4.080%, 07/07/06 (A)	5,000	5,000

		27,503

Repurchase Agreements — 6.1%
Bank of America
4.110%, 12/01/05	8,862	8,861
Bear Stearns
4.123%, 12/01/05	15,000	15,000
4.163%, 12/01/05	10,000	10,000

Allegiant Large Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — continued
Lehman Brothers
4.133%, 12/01/05	$5,000	$5,000

		38,861

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $88,864)‡		88,864

Total Investments — 114.0% (Cost $605,353)**		726,321

Other Assets & Liabilities — (14.0)%
Investment Advisory Fees Payable		(390)
12b-1 Fees Payable
Class I		(63)
Class A		(24)
Class B		(3)
Administration Fees Payable		(31)
Custody Fees Payable		(2)
Trustees’ Fees Payable		(29)
Payable for Collateral for Loaned Securities		(88,864)
Payable for Investments Purchased		(1,102)
Payable for Shares of Beneficial Interest Redeemed		(828)
Other		2,044

Total Other Assets & Liabilities		(89,292)

TOTAL NET ASSETS — 100.0%		$637,029

		Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$527,812
Undistributed Net Investment Income		1,779
Accumulated Net Realized Loss on Investments and Futures		(13,544)
Net Unrealized Appreciation on Investments and Futures		120,982

Total Net Assets		$637,029

Net Asset Value, Offering and Redemption Price Per Share — Class I ($498,519,994 ÷ 24,270,714 outstanding shares of beneficial interest)		$20.54

Net Asset Value and Redemption Price Per Share — Class A ($128,238,047 ÷ 6,345,271 outstanding shares of beneficial interest)		$20.21

Maximum Offering Price Per Share — Class A ($20.21 ÷ 94.50%)		$21.39

Net Asset Value and Offering Price Per Share — Class B ($9,098,719 ÷ 473,351 outstanding shares of beneficial interest)		$19.22

Net Asset Value and Offering Price Per Share — Class C ($907,061 ÷ 47,109 outstanding shares of beneficial interest)		$19.25

Net Asset Value and Offering Price Per Share — Class R ($265,469 ÷ 13,219 outstanding shares of beneficial interest)		$20.08

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $608,800.

Gross unrealized appreciation (000)	$121,003
Gross unrealized depreciation (000)	(3,482)

Net unrealized appreciation (000)	$117,521

†	See Note 3 in Notes to Financial Statements

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $86,648.

‡	See Note 8 in Notes to Financial Statements

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2005.

ADR — American Depository Receipt Cl — Class PLC — Public Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Composite Index	6	$1,877	12/15/05	$14

Cash in the amount of $94,500 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Allegiant Large Cap Value Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.1%
Autos and Transportation — 3.8%
Burlington Northern Santa Fe	123,318	$8,161
Union Pacific	130,310	9,974
United Parcel Service, Cl B	84,700	6,598

		24,733

Consumer Discretionary — 10.6%
Clear Channel Communications	333,045	10,844
Gannett	131,000	8,072
Office Depot*	571,250	16,955
Time Warner	958,970	17,242
Viacom, Cl B	327,200	10,929
Walt Disney	162,420	4,049

		68,091

Consumer Staples — 6.9%
Coca-Cola	219,470	9,369
General Mills	140,920	6,698
Kraft Foods	244,580	7,078
Kroger*	405,049	7,883
Molson Coors Brewing	110,200	7,338
Unilever, ADR	94,820	6,351

		44,717

Financial Services — 32.4%
American International Group	315,890	21,209
AON	384,858	14,013
Bank of America	302,380	13,876
Chubb	71,400	6,914
Citigroup	574,080	27,871
Dow Jones	185,010	6,311
Everest Re Group	69,020	7,255
Fannie Mae	99,160	4,765
Goldman Sachs	94,680	12,210
JP Morgan Chase	524,016	20,044
Merrill Lynch	179,680	11,934
Morgan Stanley	352,810	19,768
Prudential Financial	88,450	6,846
St. Paul Travelers	143,068	6,657
U.S. Bancorp	332,700	10,074
Wachovia	189,170	10,102
Wells Fargo	140,750	8,846

		208,695

Healthcare — 6.3%
Baxter International	161,250	6,271
Bristol-Myers Squibb	141,370	3,052
Merck	293,290	8,623
Pfizer	714,780	15,154
Schering-Plough	155,400	3,002
Wyeth Pharmaceuticals	117,548	4,885

		40,987

Integrated Oils — 8.5%
BP PLC, ADR	102,915	6,776
Chevron	224,860	12,887
ConocoPhillips	134,948	8,166
ExxonMobil	379,910	22,046
Royal Dutch Shell PLC, ADR	80,710	4,973

		54,848

Materials and Processing — 3.8%
E.I. duPont de Nemours	174,610	$7,465
Freeport-McMoRan Copper & Gold, Cl B	133,310	6,947
Praxair	57,943	3,013
Smurfit-Stone Container*	547,700	6,939

		24,364

Other — 1.6%
General Electric	284,153	10,150

Other Energy — 5.5%
Canadian Natural Resources	257,674	11,701
Halliburton	226,963	14,446
TransOcean*	142,990	9,129

		35,276

Producer Durables — 1.3%
Lockheed Martin	30,385	1,841
Northrop Grumman	73,638	4,225
United Technologies	48,040	2,586

		8,652

Technology — 8.3%
General Dynamics	27,500	3,143
International Business Machines	145,880	12,969
Micron Technology*	423,450	6,039
Microsoft	559,590	15,506
Motorola	394,700	9,508
Rockwell Automation	114,500	6,461

		53,626

Utilities — 10.1%
AT&T	312,315	7,780
BellSouth	196,530	5,358
Comcast, Cl A*	499,154	13,178
DPL	263,300	6,727
Exelon	106,150	5,524
TXU	154,770	15,884
Verizon Communications	331,530	10,602

		65,053

Total Common Stocks (Cost $529,927)		639,192

AFFILIATED MONEY MARKET FUND — 0.8%
Allegiant Advantage Institutional Money Market Fund, Class I†	4,984,430	4,984

Total Affiliated Money Market Fund (Cost $4,984)		4,984

Total Investments — 99.9% (Cost $534,911)**		644,176

Allegiant Large Cap Value Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

Value (000)
Other Assets & Liabilities — 0.1%
Investment Advisory Fees Payable	$(394)
12b-1 Fees Payable
Class I	(75)
Class A	(9)
Class B	(3)
Administration Fees Payable	(32)
Custody Fees Payable	(2)
Trustees’ Fees Payable	(27)
Payable for Investments Purchased	(4,926)
Payable for Shares of Beneficial Interest Redeemed	(618)
Other	6,739

Total Other Assets & Liabilities	653

TOTAL NET ASSETS — 100.0%	$644,829

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$497,627
Undistributed Net Investment Income	1,828
Undistributed Net Realized Gain on Investments	36,109
Net Unrealized Appreciation on Investments	109,265

Total Net Assets	$644,829

Net Asset Value, Offering and Redemption Price Per Share — Class I ($582,867,945 ÷ 30,303,848 outstanding shares of beneficial interest)	$19.23

Net Asset Value and Redemption Price Per Share — Class A ($51,796,364 ÷ 2,700,878 outstanding shares of beneficial interest)	$19.18

Maximum Offering Price Per Share — Class A ($19.18 ÷ 94.50%)	$20.30

Net Asset Value and Offering Price Per Share — Class B ($9,063,319 ÷ 475,221 outstanding shares of beneficial interest)	$19.07

Net Asset Value and Offering Price Per Share — Class C ($711,562 ÷ 37,481 outstanding shares of beneficial interest)	$18.98

Net Asset Value and Offering Price Per Share — Class R ($389,521 ÷ 20,332 outstanding shares of beneficial interest)	$19.16

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $536,623.

Gross unrealized appreciation (000)	$134,429
Gross unrealized depreciation (000)	(26,876)

Net unrealized appreciation (000)	$107,553

†	See Note 3 in Notes to Financial Statements

ADR — American Depository Receipt

Cl — Class

PLC — Public Liability Company

See Notes to Financial Statements.

Allegiant Mid Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.1%
Consumer Discretionary — 17.6%
Advance Auto Parts*	4,299	$182
Ameristar Casinos	6,300	149
Bed Bath & Beyond*	6,620	282
Brinker International#	6,300	250
Chico’s FAS*	3,000	132
Coach*	5,100	175
Cox Radio, Cl A*	15,010	222
Darden Restaurants	15,400	551
Dollar General	3,800	72
Education Management*	11,730	396
Goodyear Tire & Rubber*#	16,700	286
Hilton Hotels#	4,300	94
Marriott, Cl A	3,800	245
MGM Grand*#	3,080	117
Michael’s Stores	4,360	163
Nordstrom#	10,134	374
Pacific Sunwear of California*	14,280	378
Polo Ralph Lauren	8,500	456
Snap-On Tools	5,100	191
TJX	4,100	92
Yum! Brands	9,100	444

		5,251

Consumer Staples — 3.8%
Del Monte Foods*	29,400	290
Pepsi Bottling Group	12,600	372
Safeway#	16,700	388
Whole Foods Market	500	74

		1,124

Energy — 8.8%
Cooper Cameron*	6,400	510
EOG Resources	3,200	230
Smith International	3,000	113
Sunoco	3,600	278
Tesoro Petroleum	6,000	330
Tidewater	9,700	439
Williams	24,800	533
XTO Enegy	4,600	187

		2,620

Financials — 9.7%
Affiliated Managers Group*#	5,850	461
CIT Group	7,410	367
Conseco*#	21,500	482
Jefferies Group	7,900	348
Moody’s	7,020	422
Nationwide Financial Services, Cl A	7,800	329
T. Rowe Price Group	1,500	108
W.R. Berkley	8,200	382

		2,899

Health Care — 15.9%
Allergan	6,200	620
C.R. Bard	1,600	104
Cerner*#	4,700	453
Community Health Systems*	11,300	453
Covance*	4,600	219
Coventry Health Care*	2,910	173
Edwards Lifesciences*	8,228	329
Express Scripts*	6,840	578
Genzyme*	2,500	$186
IMS Health	8,520	208
Laboratory Corp. of America Holdings*	11,200	581
McKesson#	1,700	85
Respironics*	10,000	387
Watson Pharmaceuticals*	11,800	394

		4,770

Industrials — 14.8%
ARAMARK	15,500	402
Cintas	2,100	94
CNF	6,322	360
Dover	2,300	93
Expeditors International Washington	1,700	121
Goodrich	3,100	120
Hughes Supply	9,600	372
IDEX	10,850	479
ITT Industries	800	87
L-3 Communications Holdings	1,500	112
MSC Industrial Direct	9,155	358
Republic Services	12,300	441
Robert Half#	3,400	130
Rockwell Automation	4,188	236
Rockwell Collins	2,010	92
Roper Industries	6,400	252
Southwest Airlines	23,600	389
URS*	7,200	303

		4,441

Information Technology — 21.0%
Affiliated Computer Services, Cl A*	4,738	264
Altera*	6,380	116
Analog Devices#	3,900	148
Arrow Electronics*	13,500	418
Autodesk	10,750	448
Ceridian*	14,700	353
Cognizant Technology Solutions*	9,795	476
Computer Sciences*	7,500	377
Fiserv*	12,210	556
Harris	12,100	539
Intersil, Cl A	11,700	300
Jabil Circuit*	15,440	511
Marvel Technology Group*	8,220	457
Microchip Technology	3,200	107
National Semiconductor	20,700	536
Network Appliance*	3,600	105
NVIDIA*	3,000	109
Sybase*	20,000	449

		6,269

Materials — 3.7%
Ecolab	2,500	83
FMC*	7,300	388
Freeport-McMoRan Copper & Gold, Cl B	2,000	104
Martin Marietta Materials	2,700	203
Nucor#	4,851	326

		1,104

Telecommunication Services — 0.9%
U.S. Cellular*	5,501	279

Utilities — 2.9%
AES*	31,891	503

Allegiant Mid Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
CMS Energy*	26,900	$376

		879

Total Common Stocks (Cost $24,757)		29,636

AFFILIATED MONEY MARKET FUND — 3.3%
Allegiant Money Market Fund, Class I†	968,540	969

Total Affiliated Money Market Fund (Cost $969)		969

Total Investments Before Collateral for Loaned Securities – 102.4% (Cost $25,726)		30,605

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 11.3%
Repurchase Agreements — 11.3%
Bank of America
4.110%, 12/01/05	$2,377	2,377
Bear Stearns
4.163%, 12/01/05	1,000	1,000

		3,377

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $3,377)‡		3,377

Total Investments — 113.7% (Cost $29,103)**		33,982

Other Assets & Liabilities — (13.7)%
Investment Advisory Fees Payable		(11)
12b-1 Fees Payable
Class I		(1)
Class A		(3)
Class B		(1)
Administration Fees Payable		(1)
Trustees’ Fees Payable		(3)
Payable for Collateral for Loaned Securities		(3,377)
Payable for Investments Purchased		(698)
Payable for Shares of Beneficial Interest Redeemed		(683)
Other		692

Total Other Assets & Liabilities		(4,086)

TOTAL NET ASSETS — 100.0%		$29,896

		Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$100,225
Net Investment Loss		(71)
Accumulated Net Realized Loss on Investments and Futures		(75,137)
Net Unrealized Appreciation on Investments		4,879

Total Net Assets		$29,896

Net Asset Value, Offering and Redemption Price Per Share — Class I ($10,290,179 ÷ 1,366,989 outstanding shares of beneficial interest)		$7.53

Net Asset Value and Redemption Price Per Share — Class A ($17,725,164 ÷ 2,462,301 outstanding shares of beneficial interest)		$7.20

Maximum Offering Price Per Share — Class A ($7.20 ÷ 94.50%)		$7.62

Net Asset Value and Offering Price Per Share — Class B ($1,689,020 ÷ 288,715 outstanding shares of beneficial interest)		$5.85

Net Asset Value and Offering Price Per Share — Class C ($191,140 ÷ 32,207 outstanding shares of beneficial interest)		$5.93

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $29,352.

Gross unrealized appreciation (000)	$4,966
Gross unrealized depreciation (000)	(336)

Net unrealized appreciation (000)	$4,630

†	See Note 3 in Notes to Financial Statements

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $3,263.

‡	See Note 8 in Notes to Financial Statements

Cl — Class

See Notes to Financial Statements.

Allegiant Mid Cap Value Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 93.7%
Consumer Discretionary — 6.9%
Autoliv	27,500	$1,203
CBRL Group	23,200	858
Dollar Tree Stores*	64,500	1,481
Federated Department Stores	13,320	858
Liz Claiborne#	16,735	584

		4,984

Consumer Staples — 3.8%
Kroger*	83,470	1,625
Smithfield Foods*#	39,250	1,147

		2,772

Energy — 10.1%
Amerada Hess#	8,100	992
Arch Coal	23,760	1,831
Canadian Natural Resources	23,240	1,055
Marathon Oil	37,710	2,236
Peabody Energy	14,940	1,178

		7,292

Financials — 26.0%
Ameriprise Financial	10,700	450
AmerUs Group	10,205	599
Bear Stearns	7,070	785
Developers Diversified Realty REIT	24,650	1,117
Endurance Specialty Holdings	48,010	1,654
Equity Residential REIT	31,570	1,287
Everest Re Group	6,851	720
Genworth Financial	43,900	1,512
KeyCorp	20,500	680
Marshall & Ilsley	20,340	874
Nationwide Financial Services, Cl A	29,605	1,248
Old Republic International	76,500	2,036
PartnerRe	13,900	949
PMI Group#	38,856	1,578
Prologis REIT#	22,910	1,039
Reinsurance Group of America	30,001	1,418
Sovereign Bancorp	40,500	885

		18,831

Health Care — 7.1%
AmerisourceBergen#	6,600	530
CIGNA	11,700	1,317
Shire PLC, ADR	22,500	822
Triad Hospitals*	29,493	1,258
Universal Health Services#	26,200	1,256

		5,183

Industrials — 8.7%
ARAMARK#	40,560	1,051
Burlington Northern Santa Fe	7,070	468
Kennametal	13,600	745
Norfolk Southern	25,610	1,133
Parker Hannifin	15,900	1,088
Union Pacific	23,870	1,827

		6,312

Information Technology — 11.6%
ATI Technologies*	97,900	1,602
Compuware*	133,500	1,232
NCR*	43,700	1,484
QLogic*	46,700	$1,544
Sabre Holdings, Cl A#	43,500	995
SanDisk*	7,110	363
Tech Data*	30,000	1,179

		8,399

Materials — 7.6%
Cytec Industries#	31,000	1,404
Freeport-McMoRan Copper & Gold, Cl B	20,690	1,078
Louisiana-Pacific	29,000	782
MeadWestvaco	22,760	637
Pactiv*	77,700	1,573

		5,474

Utilities — 11.9%
CenterPoint Energy#	51,200	677
Constellation Energy Group	26,348	1,396
NRG Energy*	38,520	1,682
PG&E	56,520	2,079
Puget Energy	32,345	672
Sempra Energy	21,300	936
Xcel Energy	65,580	1,214

		8,656

Total Common Stocks (Cost $56,083)		67,903

AFFILIATED MONEY MARKET FUND — 6.1%
Allegiant Money Market Fund, Class I†	4,426,183	4,426

Total Affiliated Money Market Fund (Cost $4,426)		4,426

Total Investments Before Collateral for Loaned Securities – 99.8% (Cost $60,509)		72,329

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 10.9%
Master Note — 2.1%
Bear Stearns
4.213%, 12/07/05	$1,500	1,500

Medium Term Note — 3.4%
Morgan Stanley
4.143%, 02/15/06 (A)	2,500	2,500

Repurchase Agreements — 5.4%
Bank of America
4.110%, 12/01/05	1,918	1,918
Bear Stearns
4.163%, 12/01/05	2,000	2,000

		3,918

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $7,918)‡		7,918

Allegiant Mid Cap Value Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

Value (000)
Total Investments — 110.7% (Cost $68,427)**	$80,247

Other Assets & Liabilities — (10.7)%	(7,756)

TOTAL NET ASSETS — 100.0%	$72,491

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $68,475.

Gross unrealized appreciation (000)	$12,171
Gross unrealized depreciation (000)	(399)

Net unrealized appreciation (000)	$11,772

†	See Note 3 in Notes to Financial Statements

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $7,665.

‡	See Note 8 in Notes to Financial Statements

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2005.

ADR — American Depository Receipt

Cl — Class

PLC — Public Liability Company

REIT — Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P MidCap 400® Index	6	$2,204	12/15/05	$21

Cash in the amount of $81,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2005 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Identified cost $56,083)	$67,903
Investments in affiliates at value, (Identified cost $4,426)	4,426
Short term investments held as collateral for loaned securities, (Identified cost $7,918)	7,918
Receivable for shares of beneficial interest sold	163
Future variation margin receivable	79
Dividends and interest receivable	96
Other assets	1

Total Assets	80,586

LIABILITIES
Payable for collateral for loaned securities	7,918
Payable for shares of beneficial interest redeemed	101
Investment advisory fees payable	43
12b-1 fees payable
Class I	7
Class A	1
Class B	1
Administration fees payable	3
Trustees’ fees payable	3
Other liabilities	18

Total Liabilities	8,095

TOTAL NET ASSETS	$72,491

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$52,500
Undistributed Net Investment Income	409
Undistributed Net Realized Gain on Investments and Futures	7,741
Net Unrealized Appreciation on Investments and Futures	11,841

Total Net Assets	$72,491

Net Asset Value, Offering and Redemption Price Per Share — Class I ($59,109,348 ÷ 4,248,746 outstanding shares of beneficial interest)	$13.91

Net Asset Value and Redemption Price Per Share — Class A ($7,640,325 ÷ 555,267 outstanding shares of beneficial interest)	$13.76

Maximum Offering Price Per Share — Class A ($13.76 ÷ 94.50%)	$14.56

Net Asset Value and Offering Price Per Share — Class B ($4,337,379 ÷ 320,600 outstanding shares of beneficial interest)	$13.53

Net Asset Value and Offering Price Per Share — Class C ($1,017,743 ÷ 74,898 outstanding shares of beneficial interest)	$13.59

Net Asset Value and Offering Price Per Share — Class R ($386,155 ÷ 28,210 outstanding shares of beneficial interest)	$13.69

See Notes to Financial Statements.

Allegiant Multi -Factor Small Cap Core Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.0%
Consumer Discretionary — 13.9%
Bon-Ton Stores	1,800	$33
Building Materials Holding	800	66
Charming Shoppes*	5,100	60
The Children’s Place Retail Stores*	950	47
Coldwater Creek*	2,070	65
Genesco*	1,410	56
Group 1 Automotive*	1,400	43
Jakks Pacific*	3,410	70
Luby’s*	1,600	20
Meritage Homes*	790	53
Pantry*	1,420	58
Phillips-Van Heusen#	1,250	42
RH Donnelley*#	1,200	76
United Auto Group	2,460	88

		777

Consumer Staples — 2.5%
Chattem*#	730	23
Loews - Carolina Group	1,400	56
Longs Drug Stores	500	21
Pilgrim’s Pride#	1,170	38

		138

Energy — 9.1%
Alliance Resource Partners	1,200	48
Giant Industries*	1,570	84
Grey Wolf*#	5,930	45
Hugoton Royalty Trust	800	29
Lone Star Technologies*	500	25
Maverick Tube*#	480	18
Penn Virginia	800	48
Petrofund Energy Trust	1,380	24
RPC	2,600	86
Tesoro Petroleum	740	41
World Fuel Services	1,900	65

		513

Financials — 17.7%
Accredited Home Lenders Holding*#	1,900	82
American Home Mortgage Investment REIT#	2,050	61
AMLI Residential Properties Trust REIT	1,200	45
Arch Capital Group*	630	33
Asta Funding#	1,200	30
Center Financial	700	17
Commerce Group	890	52
CompuCredit*#	1,290	50
Corus Bankshares#	1,210	71
Cousins Properties REIT#	1,900	53
CVB Financial	1,300	26
East West Bancorp	1,160	44
First Indiana	800	28
Fremont General	2,010	47
Hanmi Financial	2,830	53
LandAmerica Financial Group	1,060	69
Presidential Life	1,000	19
Redwood Trust REIT#	1,270	55
Scottish Annuity & Life Holdings	1,300	33
SVB Financial Group*	1,200	58
Texas Regional Bancshares, Cl A	760	22
Wintrust Financial	730	41

		989

Health Care — 14.4%
Bio-Reference Laboratories*	1,600	$29
Chemed#	1,900	96
Cooper	550	30
Dade Behring Holdings	1,020	42
Genesis HealthCare*	1,150	48
Haemonetics*	920	47
Hologic*	920	66
Kendle International*	700	17
Neurometrix*	1,500	47
Palomar Medical Technologies*#	1,210	41
PerkinElmer#	950	22
Psychiatric Solutions*	960	54
Sierra Health Services*	400	31
Sybron Dental Specialties*	1,170	51
Ventana Medical Systems*	630	24
Ventiv Health*	1,840	45
Viropharma*	4,000	70
WellCare Health Plans*	1,140	45

		805

Industrials — 14.0%
ACCO Brands*	1,400	32
Administaff	600	27
Applied Industrial Technologies	1,400	45
ASV*#	1,860	47
Aviall*	860	26
Beacon Roofing Supply*	700	19
Continental Airlines, Cl B*#	4,000	62
Corporate Executive Board	530	46
CoStar Group*	900	42
ESCO Technologies*	800	34
GATX	400	15
Genlyte Group*	560	30
Hexcel*	3,400	57
Kforce*	2,200	27
Nuco2*	1,400	39
Teledyne Technologies*	1,080	35
Thomas & Betts*	1,590	64
Toro	1,540	62
USG*	830	51
Watsco	400	25

		785

Information Technology — 20.1%
Agilysys	3,200	61
Anixter International	1,120	41
ANSYS*	1,470	62
Bel Fuse, Cl B	800	27
Comtech Telecommunications*	2,100	91
Digital River*#	1,970	51
Electro Scientific Industries*	1,400	35
Genesis Microchip*	2,200	49
Intergraph*	1,800	86
Itron*	1,100	51
Komag*#	1,200	42
Kronos*	760	36
Microsemi*	1,000	28
MicroStrategy, Cl A*	770	57
MPS Group*	5,300	67
Progress Software*	1,900	59
Quality Systems#	500	41
SRA International*	920	28

Allegiant Multi-Factor Small Cap Core Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Superior Essex*	1,200	$23
THQ*#	1,965	45
Transaction Systems Architects*	1,800	52
ValueClick*#	4,940	93

		1,125

Materials — 3.8%
Commercial Metals	1,060	37
Florida Rock Industries	430	21
Headwaters*	710	25
Oregon Steel Mills*#	1,120	31
Potlatch	990	48
Reliance Steel & Aluminum	820	53

		215

Utilities — 3.5%
AGL Resources	1,030	36
Atmos Energy	1,160	31
Companhia Energetica de Minas Gerais, ADR	1,030	42
NorthWestern	2,100	65
OGE Energy	920	25

		199

Total Common Stocks (Cost $5,407)		5,546

AFFILIATED MONEY MARKET FUND — 0.8%
Allegiant Money Market Fund, Class I†	40,588	41

Total Affiliated Money Market Fund (Cost $41)		41

Total Investments Before Collateral for Loaned Securities – 99.8% (Cost $5,448)		5,587

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 20.2%
Repurchase Agreement — 20.2%
Bank of America
4.110%, 12/01/05	$1,133	1,133

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $1,133)‡		1,133

Total Investments — 120.0% (Cost $6,581)**		6,720

Other Assets & Liabilities — (20.0)%
Investment Advisory Fees Payable		(4)
12b-1 Fees Payable
Custody Fees Payable		(1)
Payable for Collateral for Loaned Securities		(1,133)
Other		20

Total Other Assets & Liabilities		(1,118)

TOTAL NET ASSETS — 100.0%		$5,602

		Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$5,500
Undistributed Net Investment Income		8
Accumulated Net Realized Loss on Investments		(45)
Net Unrealized Appreciation on Investments		139

Total Net Assets		$5,602

Net Asset Value, Offering and Redemption Price Per Share — Class I ($5,573,427 ÷ 547,274 outstanding shares of beneficial interest)		$10.18

Net Asset Value and Redemption Price Per Share — Class A ($28,392 ÷ 2,788 outstanding shares of beneficial interest)		$10.18

Maximum Offering Price Per Share — Class A ($10.18 ÷ 94.50%)		$10.77

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $6,581.

Gross unrealized appreciation (000)	$347
Gross unrealized depreciation (000)	(208)

Net unrealized appreciation (000)	$139

†	See Note 3 in Notes to Financial Statements

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $1,096.

‡	See Note 8 in Notes to Financial Statements

ADR	— American Depository Receipt

Cl	— Class

REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Allegiant Multi-Factor Small Cap Focused Value Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.0%
Consumer Discretionary — 16.5%
Ameristar Casinos	2,000	$47
Asbury Automative Group*	1,900	32
Bluegreen*	5,000	74
Bon-Ton Stores	3,300	61
Building Materials Holding	1,200	99
Jakks Pacific*	4,600	94
Landry’s Restaurants	700	19
Life Time Fitness*	700	27
Navigant International*#	1,200	13
Pantry*	400	16
Quiksilver*	4,800	59
ShopKo Stores*	2,100	60
Shuffle Master*#	2,200	62
Tempur-Pedic International*#	2,000	23
Tenneco*	2,600	45
Unifirst	600	19
United Auto Group	2,400	85
Wolverine World Wide	3,200	69

		904

Consumer Staples — 5.2%
BJ’s Wholesale Club*	2,400	64
Chiquita Brands International	3,000	62
Performance Food Group*	3,300	94
Pilgrim’s Pride#	2,100	67

		287

Energy — 7.4%
Clayton Williams Energy*	700	27
General Maritime#	1,300	50
Houston Exploration*	400	22
Overseas Shipholding Group	600	30
Plains Exploration & Production*	500	21
Tesoro Petroleum	1,600	88
Transmontaigne*	9,600	60
Universal Compression Holdings*	2,000	81
Veritas DGC*	800	26

		405

Financials — 25.0%
Acadia Reality Trust REIT	2,300	47
American Equity Investment Life Holding#	400	5
AmerUs Group	1,600	94
Arch Capital Group*	1,800	96
Banco Latinoamericano de Exportaciones, Cl E	1,000	17
Bank Mutual	1,200	13
Brandywine Realty Trust REIT	2,600	75
Central Pacific Financial	1,100	40
CharterMac	1,500	33
CompuCredit*#	1,500	59
CVB Financial	900	18
First Niagara Financial Group	1,100	16
Independent Bank	420	12
Jones Lang LaSalle	1,800	90
LandAmerica Financial Group	500	32
Max Re Capital	1,500	40
MeriStar Hospitality REIT*	7,700	75
MI Developments, Cl A#	1,700	58
NBT Bancorp	900	21
New Century Financial REIT	500	18
NewAlliance Bancshares#	500	8
Newcastle Investment REIT	1,100	$30
Oriental Financial Group#	900	12
Pacific Capital Bancorp	800	30
R&G Financial	500	6
Redwood Trust REIT#	700	30
Republic Bancorp	6,380	79
S&T Bancorp	1,200	46
Scottish Annuity & Life Holdings	800	20
United Bankshares	2,500	95
Universal American Financial*	4,500	66
Westcorp	1,400	94

		1,375

Health Care — 8.9%
American Medical Systems Holdings*	1,800	33
Arrow International	600	18
Chemed#	2,100	107
Encore Medical*	7,000	37
HealthExtras*	2,600	59
Integra LifeSciences Holdings Corp*	2,000	73
Molecular Devices*	1,500	40
Molina Healthcare*	700	19
Owens & Minor	700	20
Ventiv Health*	100	2
WellCare Health Plans*	700	28
West Pharmceutical Services	2,100	52

		488

Industrials — 12.0%
Banta	1,300	66
Bucyrus International#	600	28
Clean Harbors*	1,300	37
Corrections Corporation of America*	1,600	71
GATX	500	19
Graco	700	25
Jacuzzi Brands*	8,500	69
John H Harland	800	30
Kansas City Southern*#	3,500	87
Mobile Mini*	800	40
Regal-Beloit	1,700	60
Sourcecorp*#	2,100	55
Toro	200	8
United Rentals*#	1,700	36
USG*	450	28

		659

Information Technology — 15.8%
Agilysys	4,700	90
Anaren*	400	6
Bell Microproducts*	9,600	83
Benchmark Electronics*	1,700	52
Intergraph*	2,200	106
Internet Security Systems*	1,300	30
iPayment*	1,100	44
LoJack*	2,000	56
MIPS Technologies*	1,400	8
M-Systems Flash Disk Pioneers*#	1,600	50
Paxar*	600	11
Powerwave Technologies*	8,300	104
Progress Software*	1,800	56
Radiant Systems*	3,000	39
Secure Computing*	7,600	104

Allegiant Multi-Factor Small Cap Focused Value Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Trimble Navigation*	800	$26

		865

Materials — 5.1%
Commercial Metals	1,000	35
Greif, Cl A	400	24
Metal Management	1,800	45
Olympic Steel*#	5,100	108
Potlatch	300	15
Terra Industries*#	4,800	29
Wheeling-Pittsburgh*	2,500	22

		278

Utilities — 2.1%
El Paso Electric*	3,800	82
NorthWestern	300	9
WGL Holdings	800	25

		116

Total Common Stocks (Cost $5,359)		5,377

AFFILIATED MONEY MARKET FUND — 1.0%
Allegiant Money Market Fund, Class I†	58,490	58

Total Affiliated Money Market Fund (Cost $58)		58

MUTUAL FUNDS — 1.0%
iShares Russell 2000 Index Fund	800	54

Total Mutual Funds (Cost $53)		54

Total Investments Before Collateral for Loaned Securities – 100.0% (Cost $5,470)		5,489

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 15.7%
Repurchase Agreement — 15.7%
Bank of America
4.110%, 12/01/05	$863	863

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $863)‡		863

Total Investments — 115.7% (Cost $6,333)**		6,352

Other Assets & Liabilities — (15.7)%
Investment Advisory Fees Payable		(4)
12b-1 Fees Payable
Custody Fees Payable		(1)
Payable for Collateral for Loaned Securities		(863)
Other		5

Total Other Assets & Liabilities		(863)

TOTAL NET ASSETS — 100.0%		$5,489

		Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$5,481
Undistributed Net Investment Income		1
Accumulated Net Realized Loss on Investments		(12)
Net Unrealized Appreciation on Investments		19

Total Net Assets		$5,489

Net Asset Value, Offering and Redemption Price Per Share — Class I ($5,473,198 ÷ 546,568 outstanding shares of beneficial interest)		$10.01

Net Asset Value and Redemption Price Per Share — Class A ($16,136 ÷ 1,614 outstanding shares of beneficial interest)		$10.00

Maximum Offering Price Per Share — Class A ($10.00 ÷ 94.50%)		$10.58

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $6,823.

Gross unrealized appreciation (000)	$277
Gross unrealized depreciation (000)	(748)

Net unrealized appreciation (000)	$(471)

†	See Note 3 in Notes to Financial Statements

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $833.

‡	See Note 8 in Notes to Financial Statements

Cl — Class

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

Allegiant Multi-Factor Small Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.4%
Consumer Discretionary — 13.1%
Arbitron	600	$23
Bright Horizons Family Solutions*	500	18
California Pizza Kitchen*	1,020	33
Hibbett Sporting Goods*	1,140	34
Insight Enterprises*	1,230	26
Jarden*#	450	15
K-Swiss, Cl A	790	25
Oakley#	3,810	61
Pacific Sunwear of California*	2,650	70
Panera Bread*	930	63
Quiksilver*	4,970	61
Sonic*	2,550	75
Steiner Leisure*	1,650	62
Tractor Supply*	300	16
Unifirst	500	15
Wolverine World Wide	3,680	80
Yankee Candle	610	16

		693

Consumer Staples — 1.9%
United Natural Foods*	2,090	59
USAna Health Sciences*#	1,100	43

		102

Energy — 5.8%
Callon Petroleum*	2,380	42
Frontier Oil	1,040	39
Grey Wolf*#	9,490	71
Holly	500	31
RPC	1,800	60
Stolt Offshore SA, ADR*	6,160	64

		307

Financials — 7.3%
Asta Funding#	800	20
CB Richard Ellis Group*	550	30
GAMCO Investors, CL A#	880	40
Investment Technology Group*	1,700	66
Ohio Casualty	900	27
Republic Bancorp	1,562	19
Selective Insurance Group	1,100	62
SVB Financial Group*	1,000	48
Tower Group	1,600	32
World Acceptance*	1,510	42

		386

Health Care — 19.6%
American Healthways*	640	28
American Retirement*	2,000	49
AMERIGROUP*	2,190	41
Chemed#	1,600	81
CNS	1,700	39
Digene*	600	17
Endo Pharmaceuticals Holdings*	1,490	45
Haemonetics*	600	31
HealthExtras*	3,300	75
Illumina*	4,500	71
Immucor*	2,400	59
Intuitive Surgical*	200	22
IRIS International*	1,300	32
Mentor#	320	16
Merit Medical Systems*	3,600	$46
Natus Medical*	1,000	17
Option Care#	5,380	67
Per-Se Technologies*	1,500	34
Psychiatric Solutions*	820	46
Spectranetics*	3,200	35
STERIS	2,840	71
Techne*	1,080	60
Ventana Medical Systems*	1,380	53

		1,035

Industrials — 14.2%
Actuant	500	27
Administaff	1,660	75
Advisory Board*	600	29
DRS Technologies	1,400	69
Engineered Support Systems	400	16
ESCO Technologies*	520	22
GATX	800	30
Heartland Express	1,700	36
IDEX	1,110	49
Joy Global	790	42
Kansas City Southern*#	1,990	50
Labor Ready*	3,490	77
Landstar System	470	20
Regal-Beloit	2,300	81
Rollins	2,900	59
Sourcecorp*#	1,490	39
Waste Connections*#	760	27

		748

Information Technology — 28.1%
Anaren*	1,600	23
ANSYS*	1,430	60
aQuantive*#	1,000	27
Avocent*#	1,780	52
CACI International, Cl A*	1,150	64
Comtech Telecommunications*	1,190	52
Cybersource*	3,100	23
Cypress Semiconductor*#	1,900	28
Digital Insight*	1,500	50
DSP Group*	1,080	28
eCollege.com*	2,000	33
Emulex*	4,330	86
Entegris*	2,254	23
F5 Networks*	350	18
Hyperion Solutions*#	490	26
Informatica*#	6,550	74
Integrated Device Technology*	6,152	74
Internet Security Systems*	2,200	50
Jack Henry & Associates#	4,120	79
Kronos*	420	20
Micrel*	4,100	50
Micros Systems*	420	20
Microsemi*	1,500	42
MPS Group*	4,000	50
MTS Systems	670	24
NIC*	2,600	16
QLogic*	1,580	52
Quality Systems#	430	35
Radiant Systems*	3,700	48
RightNow Technologies*#	1,200	22
Rimage*	700	20

Allegiant Multi-Factor Small Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Secure Computing*	4,600	$63
SI International*	700	19
SonicWALL*	6,800	51
SRA International*	1,240	38
Tyler Technologies*	2,400	21
Websense*	390	25

		1,486

Materials — 2.0%
Airgas#	1,510	47
Crown Holdings*	1,670	31
Silgan Holdings	760	27

		105

Telecommunication Services — 1.2%
Ubiquitel*	6,600	65

Utilities — 3.2%
Black Hills	1,400	51
Cleco	2,170	48
Sierra Pacific Resources*	5,129	69

		168

Total Common Stocks (Cost $4,993)		5,095

AFFILIATED MONEY MARKET FUND — 3.4%
Allegiant Money Market Fund, Class I†	183,339	183

Total Affiliated Money Market Fund (Cost $183)		183

Total Investments Before Collateral for Loaned Securities – 99.8% (Cost $5,176)		5,278

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 17.6%
Repurchase Agreement — 17.6%
Bank of America
4.110%, 12/01/05	$929	929

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $929)‡		929

Total Investments — 117.4% (Cost $6,105)**		6,207

Other Assets & Liabilities — (17.4)%
Investment Advisory Fees Payable		(2)
12b-1 Fees Payable
Custody Fees Payable		(1)
Payable for Collateral for Loaned Securities		(929)
Payable for Investments Purchased		(93)
Other		103

Total Other Assets & Liabilities		(922)

TOTAL NET ASSETS — 100.0%		$5,285

		Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$5,212
Net Investment Loss		(5)
Accumulated Net Realized Loss on Investments		(24)
Net Unrealized Appreciation on Investments		102

Total Net Assets		$5,285

Net Asset Value, Offering and Redemption Price Per Share — Class I ($5,280,223 ÷ 520,700 outstanding shares of beneficial interest)		$10.14

Net Asset Value and Redemption Price Per Share — Class A ($5,204 ÷ 513 outstanding shares of beneficial interest)		$10.15

Maximum Offering Price Per Share — Class A ($10.15 ÷ 94.50%)		$10.74

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $6,105.

Gross unrealized appreciation (000)	$311
Gross unrealized depreciation (000)	(209)

Net unrealized appreciation (000)	$102

†	See Note 3 in Notes to Financial Statements

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $887.

‡	See Note 8 in Notes to Financial Statements

ADR — American Depository Receipt

Cl — Class

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

Allegiant Multi-Factor Small Cap Value Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.1%
Consumer Discretionary — 13.0%
1-800-Flowers.Com*	1,434,760	$9,986
Buffalo Wild Wings*#	191,473	5,403
CBRL Group	173,110	6,403
CEC Entertainment*	158,520	5,675
Columbia Sportswear*#	179,680	8,352
Jorgensen (Earle M.)*	806,500	7,742
Lear#	144,270	4,016
Matthews International#	235,060	9,236
Media General	121,926	6,182
Nautilus Group#	234,596	4,152
Outback Steakhouse#	140,280	5,650
Oxford Industries#	173,980	9,816
RC2*	364,202	12,871
Stage Stores#	242,112	7,242
Steiner Leisure*	147,640	5,548
Thor Industries#	104,930	4,021
Tractor Supply*#	135,460	7,296
Winnebago Industries#	98,450	3,309

		122,900

Consumer Staples — 5.1%
Casey’s General Stores	291,350	6,707
Central Garden and Pet*	150,378	6,620
Church & Dwight#	193,440	6,426
Darling International*	2,352,673	7,976
Nash Finch#	131,340	3,529
Ralcorp Holdings*	159,998	6,670
Sanderson Farms#	117,700	4,192
Seaboard	3,775	6,493

		48,613

Energy — 7.0%
Core Laboratories N.V.*	199,198	7,271
Energy Partners*	173,225	4,008
KCS Energy*	349,990	9,152
Key Energy Group* (A)	331,087	4,666
Oceaneering International*	98,640	5,031
OMI#	325,561	6,316
Range Resources	133,917	4,987
St. Mary Land & Exploration#	165,930	5,910
Tesco*	275,351	5,097
Tidewater	138,760	6,272
TOP Tankers#	419,596	5,518
World Fuel Services	66,993	2,301

		66,529

Financials — 31.6%
Ace Cash Express*	281,236	6,702
AmerUs Group	174,527	10,250
Ashford Hospitality Trust REIT	900,131	9,604
Aspen Insurance Holdings	360,450	9,022
Asset Acceptance Capital*	214,630	4,381
BankAtlantic Bancorp, Cl A	307,013	4,280
BankUnited Financial, Cl A	300,810	7,668
BioMed Realty Trust REIT	262,854	6,747
Bristol West Holdings#	351,530	6,514
Central Pacific Financial	112,896	4,132
Collegiate Funding Services*	495,670	7,564
Corporate Office Properties Trust REIT#	305,748	11,031
Digital Realty Trust REIT	502,039	11,286
Endurance Specialty Holdings	186,607	6,429
First Potomac Realty Trust REIT	254,655	$7,041
First Republic Bank	203,160	7,876
Glacier Bancorp#	244,802	8,059
GMH Communities Trust REIT	377,483	5,689
Highland Hospitality REIT	785,991	8,497
IBERIABANK	142,230	7,810
Jefferies Group#	201,080	8,850
Jones Lang LaSalle	141,160	7,055
MAF Bancorp#	189,937	8,086
MarketAxess Holdings*#	645,332	7,879
National Interstate	477,547	8,710
Navigators Group*	219,940	8,888
Nelnet, Cl A*#	231,580	8,812
NewAlliance Bancshares#	435,176	6,501
Odyssey Re Holdings#	176,580	4,527
Platinum Underwriters Holdings	217,510	6,625
Reinsurance Group of America	102,786	4,860
Scottish Annuity & Life Holdings#	189,713	4,786
South Financial Group#	309,643	9,187
Sterling Bancshares	661,070	10,306
Sterling Financial#	262,100	6,841
United America Indemnity*	400,664	7,593
United Bankshares	260,093	9,829
U-Store-It-Trust REIT	416,094	8,829
Webster Financial	208,610	9,984

		298,730

Health Care — 3.4%
America Service Group*	334,028	5,762
Haemonetics*	181,760	9,293
Owens & Minor	229,530	6,509
Polymedical Industries#	266,612	10,121

		31,685

Industrials — 17.8%
ABM Industries	480,870	10,363
Apogee Enterprises	553,998	8,570
Bucyrus International#	121,733	5,709
CLARCOR	275,920	8,187
Consolidated Graphics*	134,420	6,881
DRS Technologies#	160,080	7,908
Dryships#	215,505	2,810
G & K Services, Cl A	145,860	5,592
Harsco	115,830	7,697
Heartland Express#	422,080	8,995
Hughes Supply	172,310	6,675
Kennametal#	149,110	8,170
Lincoln Electric Holdings	123,520	5,041
Manitowoc#	105,789	5,300
Mine Safety Appliances#	202,960	7,877
Navios Maritime Holdings*#	1,822,780	12,304
NCI Building Systems*#	177,480	7,745
Nordson#	223,210	8,888
Old Dominion Freight Line*	184,029	6,995
Simpson Manufacturing	267,068	10,944
Toro#	165,280	6,643
Waste Connections*#	253,380	8,828

		168,122

Information Technology — 8.8%
Avocent*#	293,360	8,607
ChipMOS Technologies*#	1,214,926	7,107
iPayment*	183,550	7,346

Allegiant Multi-Factor Small Cap Value Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Multi-Fineline Electronix*#	304,555	$11,268
Parametric Technology*	1,534,537	8,977
SpectraLink	732,044	9,451
SupportSoft*	855,913	3,424
Sybase*#	220,570	4,952
Symmetricom*	638,340	5,592
Tech Data*	166,780	6,556
TNS*	266,420	4,809
Ultratech Stepper*	326,971	5,372

		83,461

Materials — 7.5%
Airgas	321,020	9,984
Albemarle	268,160	9,868
CF Industries Holdings#	335,447	5,183
Eagle Materials, Cl B	133,570	14,659
Headwaters*#	179,353	6,390
Quanex	121,720	7,528
Schnitzer Steel Industries, Cl A#	218,690	7,543
Spartech#	446,415	9,469

		70,624

Telecommunication Services — 0.6%
Premiere Global Services*	732,120	5,535

Utilities — 4.3%
Avista	292,890	5,170
Energen	384,736	14,120
Idacorp#	389,688	11,129
New Jersey Resources	238,918	10,156

		40,575

Total Common Stocks (Cost $830,094)		936,774

AFFILIATED MONEY MARKET FUND — 1.2%
Allegiant Advantage Institutional Money Market Fund, Class I†	11,739,966	11,740

Total Affiliated Money Market Fund (Cost $11,740)		11,740

Total Investments Before Collateral for Loaned Securities – 100.3% (Cost $841,834)		948,514

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 26.1%
Master Notes — 6.9%
Bank of America
4.143%, 01/03/06	$35,000	35,000
Bear Stearns
4.213%, 12/07/05	15,000	15,000
JP Morgan
4.143%, 12/15/05	15,000	15,000

		65,000

	Par (000)	Value (000)
Medium Term Notes — 6.3%
Bear Stearns
4.163%, 01/12/06 (B)	$5,000	$5,002
First Tennessee Bank
4.080%, 03/21/06 (B)	15,000	15,000
General Electric Capital
4.114%, 03/29/06 (B)	10,000	10,007
Morgan Stanley
4.143%, 02/15/06 (B)	15,000	15,000
4.090%, 12/01/06 (B)	5,000	5,000
Sigma Finance
4.080%, 07/07/06 (B)	10,000	9,999

		60,008

Repurchase Agreements — 12.9%
Bank of America
4.110%, 12/01/05	7,417	7,417
Bear Stearns
4.163%, 12/01/05	50,500	50,500
4.123%, 12/01/05	60,000	60,000
Lehman Brothers
4.133%, 12/01/05	3,735	3,735

		121,652

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $246,660)‡		246,660

Total Investments — 126.4% (Cost $1,088,494)**		1,195,174

Other Assets & Liabilities — (26.4)%
Investment Advisory Fees Payable		(762)
12b-1 Fees Payable
Class I		(92)
Class A		(41)
Class B		(5)
Class C		(7)
Administration Fees Payable		(47)
Custody Fees Payable		(3)
Trustees’ Fees Payable		(51)
Payable for Collateral for Loaned Securities		(246,660)
Payable for Shares of Beneficial Interest Redeemed		(5,671)
Other		3,500

Total Other Assets & Liabilities		(249,839)

TOTAL NET ASSETS — 100.0%		$945,335

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$719,805
Undistributed Net Investment Income	670
Undistributed Net Realized Gain on Investments	118,180
Net Unrealized Appreciation on Investments	106,680

Total Net Assets	$945,335

Net Asset Value, Offering and Redemption Price Per Share — Class I ($681,945,637 ÷ 30,797,871 outstanding shares of beneficial interest)	$22.14

Net Asset Value and Redemption Price Per Share — Class A ($222,216,395 ÷ 10,500,966 outstanding shares of beneficial interest)	$21.16

Maximum Offering Price Per Share — Class A ($21.16 ÷ 94.50%)	$22.39

Net Asset Value and Offering Price Per Share — Class B ($17,564,028 ÷ 868,641 outstanding shares of beneficial interest)	$20.22

Net Asset Value and Offering Price Per Share — Class C ($23,608,703 ÷ 1,169,956 outstanding shares of beneficial interest)	$20.18

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $1,088,494.

Gross unrealized appreciation (000)	$127,580
Gross unrealized depreciation (000)	(20,900)

Net unrealized appreciation (000)	$106,680

†	See Note 3 in Notes to Financial Statements

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $237,723.

‡	See Note 8 in Notes to Financial Statements

(A)	Illiquid Security. Total market value of illiquid securities is (000) $4,666 and represents 0.5% of net assets as of November 30, 2005.

(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2005.

Cl — Class

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

Allegiant S&P 500® Index Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.1%
Consumer Discretionary — 10.7%
Amazon.com*#	9,989	$484
Apollo Group, Cl A*	4,782	340
AutoNation*	5,944	123
AutoZone*	1,814	162
Bed Bath & Beyond*	9,426	402
Best Buy	13,170	635
Big Lots*	3,930	48
Black & Decker	2,608	229
Brunswick	2,999	118
Carnival	14,033	765
Centex	4,299	309
Circuit City Stores	5,365	112
Clear Channel Communications	17,690	576
Coach*	12,382	426
Comcast, Cl A*	71,549	1,889
Cooper Tire & Rubber	1,650	24
D. R. Horton	8,966	318
Dana	5,216	36
Darden Restaurants	4,283	153
Dillard’s, Cl A	2,164	45
Dollar General	10,646	201
Dow Jones#	1,909	65
Eastman Kodak#	9,423	226
eBay*	36,143	1,620
Family Dollar Stores	5,237	118
Federated Department Stores	8,613	555
Ford Motor#	60,601	493
Fortune Brands	4,715	368
Gannett	8,094	499
Gap	18,876	328
General Motors#	18,635	408
Genuine Parts	5,655	251
Goodyear Tire & Rubber*#	6,107	105
H&R Block	10,744	263
Harley-Davidson	8,881	478
Harrah’s Entertainment	5,988	408
Hasbro	6,099	125
Hilton Hotels	10,731	235
Home Depot	69,683	2,911
International Game Technology	11,313	332
Interpublic Group*#	13,265	124
JC Penney	8,130	427
Johnson Controls	6,235	433
Jones Apparel Group	3,636	105
KB Home	2,613	182
Knight Ridder	2,157	130
Kohl’s*	11,196	515
Leggett & Platt	6,005	141
Lennar, Cl A#	4,355	251
Limited Brands	11,370	253
Liz Claiborne#	3,335	116
Lowe’s	25,385	1,713
Marriott, Cl A	5,607	362
Mattel	13,600	226
Maytag#	2,759	49
McDonald’s	40,725	1,379
McGraw-Hill	12,192	647
Meredith	1,353	69
New York Times, Cl A#	4,505	124
Newell Rubbermaid	8,710	201
News	79,776	1,181
Nike, Cl B	6,226	531
Nordstrom#	7,195	$265
Office Depot*	10,065	299
OfficeMax	2,359	69
Omnicom Group	5,887	498
Pulte Homes	6,936	289
RadioShack	4,099	94
Reebok	1,727	99
Sears Holdings*	3,393	390
Sherwin-Williams	3,674	161
Snap-On Tools	2,004	75
Stanley Works	2,456	118
Staples	24,304	561
Starbucks*	24,952	760
Starwood Hotels & Resorts Worldwide	6,955	421
Target#	28,955	1,549
Tiffany	4,500	183
Time Warner	153,125	2,753
TJX	15,287	343
Tribune	8,681	278
Univision Communications, Cl A*	7,499	227
VF	2,921	165
Viacom, Cl B#	51,620	1,724
Visteon	4,511	30
Walt Disney	65,165	1,625
Wendy’s	3,931	200
Whirlpool	2,278	186
Yum! Brands	9,148	446

		40,150

Consumer Staples — 9.4%
Alberto-Culver, Cl B	2,378	103
Albertsons#	11,919	280
Altria Group	67,543	4,917
Anheuser-Busch	25,334	1,108
Archer-Daniels-Midland	21,186	499
Avon Products	15,545	425
Brown-Forman, Cl B	2,837	195
Campbell Soup	6,055	183
Clorox	4,938	268
Coca-Cola	67,597	2,886
Coca-Cola Enterprises#	9,885	190
Colgate-Palmolive	17,090	932
ConAgra Foods	16,803	361
Constellation Brands, Cl A*	6,453	152
Costco Wholesale	15,645	782
CVS	26,502	716
General Mills	11,989	570
H.J. Heinz	10,950	380
Hershey	5,987	325
Kellogg	8,376	369
Kimberly-Clark	15,585	919
Kroger*	23,652	460
McCormick & Company	4,238	132
Molson Coors Brewing	1,847	123
Pepsi Bottling Group	4,558	135
PepsiCo	54,219	3,210
Procter & Gamble	111,801	6,394
Reynolds American	2,791	249
Safeway#	14,599	339
Sara Lee#	25,968	469
Supervalu	4,176	137
SYSCO	20,521	663
Tyson Foods, Cl A	8,132	137

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
UST#	5,408	$209
Walgreen	33,314	1,522
Wal-Mart Stores#	81,245	3,945
Wm. Wrigley	5,872	403

		35,087

Energy — 9.1%
Amerada Hess#	2,592	318
Anadarko Petroleum#	7,776	705
Apache	10,749	702
Baker Hughes	10,956	628
BJ Services	10,410	382
Burlington Resources	12,371	894
Chevron#	73,404	4,207
ConocoPhillips	45,300	2,741
Devon Energy	14,720	886
El Paso#	22,109	243
EOG Resources	7,750	556
ExxonMobil	205,229	11,909
Halliburton	16,617	1,058
Kerr-McGee	3,839	332
Kinder Morgan#	3,097	281
Marathon Oil	11,879	704
Murphy Oil	5,304	262
Nabors Industries*	5,077	355
National Oilwell Varco*	5,758	349
Noble#	4,596	331
Occidental Petroleum	12,988	1,030
Rowan	3,697	133
Schlumberger#	19,058	1,824
Sunoco	4,486	346
TransOcean*	10,775	688
Valero Energy	9,939	956
Weatherford International*	5,438	378
Williams	18,342	394
XTO Enegy	11,785	480

		34,072

Financials — 20.8%
ACE	10,301	572
AFLAC	16,195	777
Allstate	21,381	1,200
Ambac Financial Group	3,548	272
American Express	40,437	2,079
American International Group	84,511	5,674
Ameriprise Financial	8,087	340
AmSouth Bancorp#	11,644	310
AON	10,228	372
Apartment Investment & Management, Cl A REIT#	2,903	112
Archstone-Smith Trust REIT	6,962	291
Bank of America	130,808	6,003
Bank of New York	25,102	813
BB&T#	17,664	752
Bear Stearns	3,585	398
Capital One Financial	9,359	777
Charles Schwab	33,897	517
Chubb	6,463	626
Cincinnati Financial	5,671	253
CIT Group	6,447	319
Citigroup	168,222	8,167
Comerica	5,602	323
Compass Bancshares	3,908	$189
Countrywide Financial	19,533	680
E*TRADE*	11,534	225
Equity Office Properties Trust REIT	13,439	419
Equity Residential REIT	9,460	386
Fannie Mae	31,384	1,508
Federated Investors, Cl B	2,550	93
Fifth Third Bancorp#	18,165	732
First Horizon National#	4,275	166
Franklin Resources	4,864	452
Freddie Mac	22,644	1,414
Golden West Financial	8,362	542
Goldman Sachs	15,172	1,957
Hartford Financial Services	9,764	853
Huntington Bancshares	7,331	176
Janus Capital Group#	7,038	135
Jefferson-Pilot	4,388	244
JP Morgan Chase	114,197	4,368
KeyCorp	13,282	440
Lehman Brothers Holdings	8,832	1,113
Lincoln National	5,675	295
Loews	4,417	427
M&T Bank	2,658	288
Marsh & McLennan	17,247	533
Marshall & Ilsley	6,871	295
MBIA	4,278	264
MBNA	40,881	1,094
Mellon Financial	13,760	463
Merrill Lynch	30,242	2,009
MetLife#	24,678	1,269
MGIC Investment	3,076	200
Moody’s	8,264	497
Morgan Stanley	35,224	1,974
National City#	18,571	630
North Fork Bancorp	15,859	428
Northern Trust	6,011	317
Plum Creek Timber REIT	5,879	229
PNC Financial Services Group	9,580	611
Principal Financial Group	9,197	466
Progressive	6,402	787
Prologis REIT	7,995	363
Prudential Financial	16,607	1,285
Public Storage REIT	2,738	193
Regions Financial#	15,206	512
Safeco	4,040	227
Simon Property Group REIT	5,998	464
SLM	13,470	708
Sovereign Bancorp	11,480	251
St. Paul Travelers	22,141	1,030
State Street	10,926	630
SunTrust Banks#	11,846	862
Synovus Financial	9,902	279
T. Rowe Price Group	4,281	308
Torchmark	3,408	184
U.S. Bancorp	59,810	1,811
UnumProvident#	9,340	206
Vornado Realty Trust REIT#	3,777	322
Wachovia	51,198	2,734
Washington Mutual	32,370	1,333
Wells Fargo	54,989	3,456
XL Capital, Cl A#	4,468	297
Zions Bancorp	2,871	217

		77,787

Allegiant S & P 500® Index Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Health Care — 12.5%
Abbott Laboratories	50,684	$1,911
Aetna	9,457	875
Allergan	4,303	430
AmerisourceBergen	3,268	263
Amgen*	40,164	3,250
Applied Biosystems Group-Applera	6,086	168
Bausch & Lomb#	1,631	133
Baxter International	20,379	793
Becton Dickinson	8,257	481
Biogen Idec*	11,207	480
Biomet	8,349	297
Boston Scientific*	19,211	509
Bristol-Myers Squibb	63,360	1,368
C.R. Bard	3,379	219
Cardinal Health	13,993	895
Caremark Rx*	14,536	747
Chiron*	3,529	156
CIGNA	4,261	479
Coventry Health Care*	5,223	311
Eli Lilly#	37,060	1,871
Express Scripts*	4,912	415
Fisher Scientific*	4,098	264
Forest Laboratories*	11,275	440
Genzyme*	8,338	620
Gilead Sciences*	14,872	754
Guidant	10,727	662
HCA#	13,791	703
Health Management Associates, Cl A	7,792	182
Hospira*	5,306	234
Humana*	5,122	235
IMS Health	7,298	178
Johnson & Johnson	96,783	5,976
King Pharmaceuticals*	7,267	114
Laboratory Corp. of America Holdings*	4,428	230
Manor Care	2,531	100
McKesson#	10,024	504
Medco Health Solutions*	10,097	542
Medimmune*	7,932	285
Medtronic	39,488	2,194
Merck	71,430	2,100
Millipore*	1,732	111
Mylan Laboratories	7,212	151
Patterson*#	4,488	157
PerkinElmer	4,461	102
Pfizer	239,940	5,087
Quest Diagnostics	5,383	270
Schering-Plough#	47,988	927
St. Jude Medical*	11,809	564
Stryker	9,423	408
Tenet Healthcare*	14,822	116
Thermo Electron*	4,998	154
UnitedHealth Group	41,140	2,463
Waters*	3,733	146
Watson Pharmaceuticals*	3,270	109
WellPoint*	20,018	1,538
Wyeth Pharmaceuticals	43,866	1,823
Zimmer Holdings*	8,088	507

		47,001

Industrials — 11.1%
3M	24,971	1,960
Allied Waste Industries*#	6,381	54
American Power Conversion	5,254	$118
American Standard	5,930	226
Avery Dennison	3,624	213
Boeing	26,827	1,829
Burlington Northern Santa Fe	12,159	805
Caterpillar	22,116	1,278
Cendant	33,971	604
Cintas	4,368	195
Cooper Industries, Cl A	2,915	212
CSX	7,042	342
Cummins	1,529	136
Danaher	7,773	431
Deere	7,810	542
Dover	6,457	261
Eaton	4,908	313
Emerson Electric	13,401	1,013
Equifax	4,181	160
FedEx	9,783	955
Fluor	2,918	216
General Dynamics	6,580	752
General Electric	345,176	12,330
Goodrich	4,117	159
Honeywell International	27,766	1,015
Illinois Tool Works	6,814	601
Ingersoll-Rand, Cl A	11,096	440
ITT Industries	3,018	328
L-3 Communications Holdings	3,978	296
Lockheed Martin	11,822	716
Masco	14,056	418
Monster Worldwide*	4,147	161
Navistar*	1,853	53
Norfolk Southern	13,118	580
Northrop Grumman	11,527	661
PACCAR	5,539	398
Pall	3,833	106
Parker Hannifin	3,860	264
Pitney Bowes	7,431	310
Raytheon	14,890	572
Robert Half#	5,373	206
Rockwell Automation	5,772	326
Rockwell Collins	5,649	258
RR Donnelley & Sons	7,065	242
Ryder System	2,239	95
Southwest Airlines	21,914	362
Textron	4,291	339
Tyco International	66,181	1,887
Union Pacific	8,600	658
United Parcel Service, Cl B	36,137	2,815
United Technologies	33,258	1,791
W.W. Grainger	2,548	179
Waste Management	18,052	540

		41,721

Information Technology — 15.3%
ADC Telecommunications*	4,023	82
Adobe Systems	15,870	518
Advanced Micro Devices*	13,147	344
Affiliated Computer Services, Cl A*	4,126	230
Agilent Technologies*	16,103	574
Altera*	12,113	221
Analog Devices#	12,094	459
Andrew*	5,599	61
Apple Computer*	27,117	1,839

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
Applied Materials	53,080	$961
Applied Micro Circuits*	10,730	28
Autodesk	7,430	310
Automatic Data Processing	18,894	888
Avaya*	13,840	165
BMC Software*	6,754	138
Broadcom, Cl A*	9,250	431
Ciena*	19,909	60
Cisco Systems*	208,264	3,653
Citrix Systems*#	5,839	158
Computer Associates	15,114	431
Computer Sciences*	6,041	303
Compuware*	13,262	122
Comverse Technology*	6,878	180
Convergys*	4,931	82
Corning*	47,932	971
Dell*	78,035	2,354
Electronic Arts*	9,744	549
Electronic Data Systems	16,567	382
EMC*	78,375	1,092
First Data	25,292	1,094
Fiserv*	5,943	270
Freescale Semiconductor*	12,868	332
Gateway*#	8,446	26
Hewlett-Packard	93,063	2,761
Intel#	198,617	5,299
International Business Machines	51,978	4,621
Intuit*	5,712	306
Jabil Circuit*	5,681	188
JDS Uniphase*	50,282	129
KLA-Tencor	6,407	328
Lexmark, Cl A*	3,969	189
Linear Technology	10,225	381
LSI Logic*	13,404	110
Lucent Technologies*	142,999	399
Maxim Integrated Products	10,649	389
Mercury Interactive*	2,940	82
Micron Technology*#	19,574	279
Microsoft	299,985	8,313
Molex	4,873	131
Motorola	80,448	1,938
National Semiconductor	10,869	281
NCR*	5,972	203
Network Appliance*	12,375	360
Novell*	13,089	102
Novellus Systems*	4,236	105
NVIDIA*	5,257	190
Oracle*	122,860	1,544
Parametric Technology*	9,371	55
Paychex	10,882	462
PMC-Sierra*	6,206	49
QLogic*	2,664	88
Qualcomm	52,909	2,406
Sabre Holdings, Cl A	3,870	89
Sanmina*	18,147	75
Scientific-Atlanta	4,787	203
Siebel Systems	17,252	181
Solectron*	33,517	120
Sun Microsystems*	113,315	427
Symantec*	35,266	623
Symbol Technologies	7,040	80
Tektronix	2,422	62
Tellabs*	13,913	$143
Teradyne*	6,762	99
Texas Instruments	52,982	1,721
Unisys*	11,697	72
Xerox*	31,174	443
Xilinx	11,188	296
Yahoo!*	40,823	1,642

		57,272

Materials — 2.9%
Air Products & Chemicals	7,048	417
Alcoa	28,650	785
Allegheny Technologies	2,975	98
Ashland	2,502	140
Ball#	3,480	143
Bemis	3,724	103
Dow Chemical	31,420	1,422
E.I. duPont de Nemours	30,242	1,293
Eastman Chemical	2,713	150
Ecolab	6,034	201
Engelhard	3,616	107
Freeport-McMoRan Copper & Gold, Cl B	5,750	300
Georgia-Pacific Group	8,217	389
Hercules*	3,899	46
International Flavors & Fragrances	2,818	92
International Paper	15,901	501
Louisiana-Pacific	3,832	103
MeadWestvaco	5,907	165
Monsanto	8,683	636
Newmont Mining	14,431	666
Nucor#	5,228	351
Pactiv*	5,168	105
Phelps Dodge	3,076	417
PPG Industries	5,538	336
Praxair	10,535	548
Rohm & Haas	4,754	208
Sealed Air*	2,558	132
Sigma-Aldrich	2,119	140
Temple-Inland	3,900	163
United States Steel	3,601	171
Vulcan Materials	3,269	218
Weyerhaeuser	7,923	525

		11,071

Telecommunication Services — 3.1%
Alltel	12,471	833
AT&T	128,211	3,194
BellSouth#	59,493	1,622
CenturyTel	4,133	137
Citizens Communications	11,655	152
Qwest Communications*#	48,479	254
Sprint Nextel	95,390	2,389
Verizon Communications	90,291	2,887

		11,468

Utilities — 3.2%
AES*	21,488	339
Allegheny Energy*	5,510	153
Ameren	6,756	354
American Electric Power	12,924	472
Calpine*#	18,605	9
CenterPoint Energy#	10,371	137
Cinergy	6,647	273

Allegiant S&P 500® Index Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
CMS Energy*	6,781	$95
Consolidated Edison#	7,804	355
Constellation Energy Group	5,679	301
Dominion Resources	11,037	838
DTE Energy	5,665	247
Duke Energy#	30,353	815
Dynegy, Cl A*	9,302	45
Edison	10,749	485
Entergy	6,762	473
Exelon	21,716	1,130
FirstEnergy	10,775	506
FPL Group	12,831	544
KeySpan	5,592	188
Nicor#	1,535	62
NiSource	8,773	189
Peoples Energy	1,310	47
PG&E	11,118	409
Pinnacle West Capital	3,043	126
PPL	12,482	367
Progress Energy	8,162	366
Progress Energy CVO* (A) (B)	2,575	0
Public Service Enterprise Group	7,773	488
Sempra Energy	8,282	364
Southern	24,573	853
TECO Energy#	6,850	120
TXU	7,736	794
Xcel Energy	13,008	241

		12,185

Total Common Stocks (Cost $294,237)		367,814

REGISTERED INVESTMENT COMPANY — 1.4%
S&P Depository Receipt, Trust Series 1	41,970	5,264

Total Registered Investment Company (Cost $4,911)		5,264

RIGHTS — 0.0%
Information Technology — 0.0%
Seagate* (A) (B)	5,934	—

Total Rights (Cost $0)		—

AFFILIATED MONEY MARKET FUND — 0.3%
Allegiant Advantage Institutional Money Market Fund, Class I†	1,153,398	1,153

Total Affiliated Money Market Fund (Cost $1,153)		1,153

Total Investments Before Collateral for Loaned Securities – 99.8% (Cost $300,301)		374,231

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 7.9%
Master Note — 1.4%
Bear Stearns
4.213%, 12/07/05	$5,000	$5,000

Medium Term Notes — 1.3%
Morgan Stanley
4.143%, 02/15/06 (C)	2,500	2,500
Sigma Finance
4.080%, 07/07/06 (C)	2,500	2,500

		5,000

Repurchase Agreements — 5.2%
Bank of America
4.110%, 12/01/05	9,483	9,483
Bear Stearns
4.123%, 12/01/05	5,000	5,000
4.163%, 12/01/05	5,000	5,000

		19,483

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $29,483)‡		29,483

Total Investments — 107.7% (Cost $329,784)**		403,714

Other Assets & Liabilities — (7.7)%
Investment Advisory Fees Payable		(61)
12b-1 Fees Payable
Class I		(3)
Class B		(1)
Class C		(1)
Administration Fees Payable		(18)
Custody Fees Payable		(1)
Trustees’ Fees Payable		(18)
Payable for Collateral for Loaned Securities		(29,483)
Payable for Shares of Beneficial Interest Redeemed		(822)
Other		1,485

Total Other Assets & Liabilities		(28,923)

TOTAL NET ASSETS — 100.0%		$374,791

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$348,410
Undistributed Net Investment Income	1,187
Accumulated Net Realized Loss on Investments and Futures	(48,757)
Net Unrealized Appreciation on Investments and Futures	73,951

Total Net Assets	$374,791

Net Asset Value, Offering and Redemption Price Per Share — Class I ($341,306,463 ÷ 31,705,125 outstanding shares of beneficial interest)	$10.77

Net Asset Value and Redemption Price Per Share — Class A ($25,807,314 ÷ 2,403,452 outstanding shares of beneficial interest)	$10.74

Maximum Offering Price Per Share — Class A ($10.74 ÷ 97.50%)	$11.02

Net Asset Value and Offering Price Per Share — Class B ($4,370,567 ÷ 410,005 outstanding shares of beneficial interest)	$10.66

Net Asset Value and Offering Price Per Share — Class C ($2,147,242 ÷ 201,077 outstanding shares of beneficial interest)	$10.68

Net Asset Value and Offering Price Per Share — Class R ($1,159,098 ÷ 108,116 outstanding shares of beneficial interest)	$10.72

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $335,925.

Gross unrealized appreciation (000)	$93,543
Gross unrealized depreciation (000)	(25,754)

Net unrealized appreciation (000)	$67,789

†	See Note 3 in Notes to Financial Statements

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $28,462.

‡	See Note 8 in Notes to Financial Statements

(A)	Illiquid Security

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees.

(C)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2005.

Cl — Class

REIT — Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500® Composite Index	3	$938	12/15/05	$21

Cash in the amount of $47,250 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Allegiant Small Cap Core Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 93.2%
Consumer Discretionary — 14.2%
Aaron Rents#	95,000	$1,973
Dixie Group*	56,100	785
Genesco*	95,000	3,767
Jos A Bank Clothiers*#	25,400	1,270
Movado Group	110,000	2,030
Penn National Gaming*	192,900	6,398
Quiksilver*	224,960	2,763
Shuffle Master*#	142,050	3,979
Steiner Leisure*	77,300	2,905
Thor Industries#	60,000	2,299

		28,169

Consumer Staples — 1.3%
Elizabeth Arden*#	133,000	2,532

Energy — 8.2%
Encore Acquisition*#	117,450	3,646
Energy Partners*	147,000	3,402
Oil States International*#	91,000	3,099
OMI#	186,700	3,622
Overseas Shipholding Group#	49,800	2,538

		16,307

Financials — 20.2%
Affiliated Managers Group*#	48,500	3,824
AmerUs Group#	85,400	5,016
Astoria Financial	142,900	4,041
Eaton Vance#	111,000	3,050
IndyMac Bancorp#	45,000	1,723
Philadelphia Consolidated Holding*#	43,500	4,216
Reinsurance Group of America	77,900	3,683
Southwest Bancorp	81,500	1,839
United Fire & Casualty#	103,800	4,744
Westamerica Bancorp#	71,000	3,879
Wilshire Bancorp#	240,800	4,096

		40,111

Health Care — 9.9%
Amedisys*#	51,000	2,263
Biosite*#	46,500	2,743
Cerner*#	20,100	1,938
Intermagnetics General*#	136,500	4,564
Mentor#	35,700	1,740
Pharmaceutical Product Development	108,900	6,348

		19,596

Industrials — 19.7%
Aviall*	144,400	4,433
DRS Technologies#	64,100	3,166
Esterline Technologies*	135,300	5,562
FirstService*	2,740	66
Marten Transport*	111,500	2,976
Old Dominion Freight Line*#	68,800	2,615
Oshkosh Truck, Cl B	122,500	5,504
Portfolio Recovery Associates*#	146,400	5,610
Simpson Manufacturing#	90,400	3,705
Universal Forest Products#	94,500	5,430

		39,067

Information Technology — 17.9%
ANSYS*	161,700	6,795
Anteon International*#	116,200	$4,981
Digital River*#	99,000	2,566
Diodes*#	100,340	4,051
Kronos*	116,300	5,504
Rofin-Sinar Technologies*	100,000	4,317
Sigmatel*#	103,700	1,510
Trimble Navigation*	178,700	5,822

		35,546

Materials — 1.8%
Century Aluminum*#	70,900	1,639
Scotts Miracle-Gro#	43,000	2,018

		3,657

Total Common Stocks (Cost $159,294)		184,985

AFFILIATED MONEY MARKET FUND — 5.3%
Allegiant Money Market Fund, Class I†	10,560,428	10,560

Total Affiliated Money Market Fund (Cost $10,560)		10,560

Total Investments Before Collateral for Loaned Securities – 98.5% (Cost $169,854)		195,545

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES —38.3%
Master Notes — 9.1%
Bank of America
4.143%, 01/03/06	$5,000	5,000
Bear Stearns
4.213%, 12/07/05	8,000	8,000
JP Morgan
4.143%, 12/15/05	5,000	5,000

		18,000

Medium Term Notes — 8.8%
First Tennessee Bank
4.080%, 03/21/06 (A)	2,500	2,500
General Electric Capital
4.114%, 03/29/06 (A)	5,000	5,003
Morgan Stanley
4.143%, 02/15/06 (A)	5,000	5,000
Sigma Finance
4.080%, 07/07/06 (A)	5,000	5,000

		17,503

Repurchase Agreements — 20.4%
Bank of America
4.110%, 12/01/05	5,421	5,421
Bear Stearns
4.163%, 12/01/05	10,000	10,000
4.123%, 12/01/05	20,000	20,000

Allegiant Small Cap Core Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — continued
Lehman Brothers
4.133%, 12/01/05	$5,000	$5,000

		40,421

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $75,924)‡		75,924

Total Investments — 136.8% (Cost $245,778)**		271,469

Other Assets & Liabilities — (36.8)%		(72,956)

TOTAL NET ASSETS — 100.0%		$198,513

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $245,794.

Gross unrealized appreciation (000)	$28,596
Gross unrealized depreciation (000)	(2,921)

Net unrealized appreciation (000)	$25,675

†	See Note 3 in Notes to Financial Statements

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $73,354.

‡	See Note 8 in Notes to Financial Statements

(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2005.

Cl — Class

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
Russell 2000® Index	17	$5,764	12/15/05	$117

Cash in the amount of $229,500 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Value (000)
ASSETS
Investments in non-affiliates at value, (Identified cost $159,294)	$184,985
Investments in affiliates at value, (Identified cost $10,560)	10,560
Short term investments held as collateral for loaned securities, (Identified cost $75,924)	75,924
Receivable for shares of beneficial interest sold	3,032
Future variation margin receivable	253
Dividends and interest receivable	134

Total Assets	274,888

LIABILITIES
Payable for collateral for loaned securities	75,924
Payable for shares of beneficial interest redeemed	176
Payable for investments purchased	64
Investment advisory fees payable	156
12b-1 fees payable
Class I	25
Administration fees payable	9
Custody fees payable	1
Trustees’ fees payable	5
Other liabilities	15

Total Liabilities	76,375

TOTAL NET ASSETS	$198,513

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$177,317
Net Investment Loss	(384)
Accumulated Net Realized Loss on Investments and Futures	(4,228)
Net Unrealized Appreciation on Investments and Futures	25,808

Total Net Assets	$198,513

Net Asset Value, Offering and Redemption Price Per Share — Class I ($194,499,216 ÷ 16,907,514 outstanding shares of beneficial interest)	$11.50

Net Asset Value and Redemption Price Per Share — Class A ($3,002,157 ÷ 262,176 outstanding shares of beneficial interest)	$11.45

Maximum Offering Price Per Share — Class A ($11.45 ÷ 94.50%)	$12.12

Net Asset Value and Offering Price Per Share — Class B ($383,025 ÷ 33,798 outstanding shares of beneficial interest)	$11.33

Net Asset Value and Offering Price Per Share — Class C ($628,899 ÷ 55,439 outstanding shares of beneficial interest)	$11.34

See Notes to Financial Statements.

Allegiant Small Cap Growth Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.2%
Consumer Discretionary — 14.2%
Arbitron	5,660	$218
Bright Horizons Family Solutions*	3,900	138
California Pizza Kitchen*	9,160	300
Hibbett Sporting Goods*	10,290	308
Insight Enterprises*	10,970	229
Jarden*#	3,450	113
K-Swiss, Cl A	7,070	221
Oakley#	29,800	479
Pacific Sunwear of California*	20,970	555
Panera Bread*#	7,110	484
Quiksilver*	41,320	507
Sonic*	19,840	587
Steiner Leisure*	13,300	500
Tractor Supply*#	2,700	145
Unifirst	4,700	145
Wolverine World Wide	28,630	622
Yankee Candle	4,320	110

		5,661

Consumer Staples — 1.4%
United Natural Foods*	12,000	337
USAna Health Sciences*#	6,100	241

		578

Energy — 6.0%
Callon Petroleum*	18,880	334
Frontier Oil	7,390	278
Grey Wolf*	74,830	562
Holly	3,900	237
RPC	14,000	465
Stolt Offshore SA, ADR*#	48,100	501

		2,377

Financials — 6.7%
Asta Funding#	4,500	111
CB Richard Ellis Group*	4,130	229
GAMCO Investors, CL A	6,460	293
Investment Technology Group*	13,100	509
Ohio Casualty	7,200	213
Republic Bancorp#	14,102	175
Selective Insurance Group	8,660	485
SVB Financial Group*	7,900	380
Tower Group	12,900	261

		2,656

Health Care — 19.4%
American Healthways*	3,200	142
American Retirement*	16,030	395
AMERIGROUP*	18,310	342
Chemed#	12,600	639
CNS	13,500	310
Digene*	5,100	140
Endo Pharmaceuticals Holdings*	10,860	325
Haemonetics*	5,390	275
HealthExtras*	26,200	593
Illumina*	35,300	556
Immucor*	3,950	98
Intuitive Surgical*	1,050	117
IRIS International*	11,200	276
Mentor#	3,000	146
Merit Medical Systems*	28,400	363
Natus Medical*	7,900	$131
Option Care#	40,600	509
Per-Se Technologies*	9,400	215
Psychiatric Solutions*	6,890	389
Spectranetics*	25,200	277
STERIS	22,570	567
Techne*	8,610	476
Ventana Medical Systems*#	11,070	426

		7,707

Industrials — 14.2%
Actuant	3,640	193
Administaff	12,310	555
Advisory Board*	4,300	208
DRS Technologies#	10,610	524
Engineered Support Systems	3,100	125
ESCO Technologies*	3,620	156
GATX	5,600	211
Heartland Express#	10,660	227
IDEX	8,820	389
Joy Global	4,400	233
Kansas City Southern*#	15,690	392
Labor Ready*	27,420	605
Landstar System	4,170	180
Regal-Beloit	17,800	628
Rollins	23,200	472
Sourcecorp*	11,710	305
Waste Connections*#	6,780	236

		5,639

Information Technology — 29.3%
Anaren*	14,500	208
ANSYS*	11,280	474
aQuantive*#	8,690	234
Avocent*	14,110	414
CACI International, Cl A*	9,760	540
Comtech Telecommunications*	9,175	400
Cybersource*	24,600	185
Cypress Semiconductor*#	14,800	222
Digital Insight*	8,900	295
DSP Group*	9,700	252
eCollege.com*	16,200	269
Emulex*	33,740	672
Entegris*	17,627	178
F5 Networks*	2,500	132
Hyperion Solutions*#	4,370	231
Informatica*#	49,640	558
Integrated Device Technology*	48,520	581
Internet Security Systems*	17,700	405
Jack Henry & Associates	32,600	624
Kronos*	2,920	138
Micrel*	32,200	389
Micros Systems*	2,510	121
Microsemi*	11,200	311
MPS Group*	31,600	397
MTS Systems	6,020	212
NIC*	20,800	127
QLogic*	12,060	399
Quality Systems#	2,600	211
Radiant Systems*	29,400	383
RightNow Technologies*#	9,900	179
Rimage*	5,600	161
Secure Computing*	36,300	499

	Number of Shares	Value (000)
COMMON STOCKS — continued
Information Technology — continued
SI International*	6,200	$168
SonicWALL*	53,700	399
SRA International*	9,820	301
Tyler Technologies*	19,100	167
Websense*	3,510	228

		11,664

Materials — 2.4%
Airgas#	13,300	414
Crown Holdings*	15,010	278
Silgan Holdings	6,940	245

		937

Telecommunication Services — 1.3%
Ubiquitel*	52,000	509

Utilities — 3.3%
Black Hills	10,900	398
Cleco	16,520	365
Sierra Pacific Resources*	42,303	570

		1,333

Total Common Stocks (Cost $34,652)		39,061

AFFILIATED MONEY MARKET FUND — 1.9%
Allegiant Money Market Fund, Class I†	768,861	769

Total Affiliated Money Market Fund (Cost $769)		769

Total Investments Before Collateral for Loaned Securities – 100.1% (Cost $ 35,421)		39,830

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 15.4%
Master Note — 2.5%
Bear Stearns
4.213%, 12/07/05	$1,000	1,000

Repurchase Agreements — 12.9%
Bank of America
4.110%, 12/01/05	2,619	2,619
Bear Stearns
4.163%, 12/01/05	2,500	2,500

		5,119

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $6,119)‡		6,119

Total Investments — 115.5% (Cost $41,540)**		45,949

Value (000)
Other Assets & Liabilities — (15.5)%
Investment Advisory Fees Payable	$(18)
12b-1 Fees Payable
Class I	(2)
Class A	(4)
Class B	(1)
Administration Fees Payable	(2)
Trustees’ Fees Payable	(5)
Payable for Collateral for Loaned Securities	(6,119)
Payable for Investments Purchased	(582)
Payable for Shares of Beneficial Interest Redeemed	(750)
Other	1,308

Total Other Assets & Liabilities	(6,175)

TOTAL NET ASSETS — 100.0%	$39,774

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$116,529
Net Investment Loss	(140)
Accumulated Net Realized Loss on Investments and Futures	(81,024)
Net Unrealized Appreciation on Investments	4,409

Total Net Assets	$39,774

Net Asset Value, Offering and Redemption Price Per Share — Class I ($18,964,994 ÷ 2,042,680 outstanding shares of beneficial interest)	$9.28

Net Asset Value and Redemption Price Per Share — Class A ($18,455,281 ÷ 2,029,169 outstanding shares of beneficial interest)	$9.09

Maximum Offering Price Per Share — Class A ($9.09 ÷ 94.50%)	$9.62

Net Asset Value and Offering Price Per Share — Class B ($1,946,032 ÷ 226,114 outstanding shares of beneficial interest)	$8.61

Net Asset Value and Offering Price Per Share — Class C ($329,320 ÷ 38,224 outstanding shares of beneficial interest)	$8.62

Net Asset Value and Offering Price Per Share — Class R ($78,838 ÷ 8,719 outstanding shares of beneficial interest)	$9.04

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $41,654.

Gross unrealized appreciation (000)	$5,461
Gross unrealized depreciation (000)	(1,166)

Net unrealized appreciation (000)	$4,295

†	See Note 3 in Notes to Financial Statements

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $5,867.

‡	See Note 8 in Notes to Financial Statements

ADR — American Depository Receipt

Cl — Class

See Notes to Financial Statements.

Allegiant Aggressive Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED EQUITY FUNDS — 81.1%
Allegiant Large Cap Growth Fund, Class I	210,884	$4,332
Allegiant Large Cap Value Fund, Class I	225,138	4,329

Total Affiliated Equity Funds (Cost $ 7,575)		8,661

AFFILIATED FIXED INCOME FUND — 17.3%
Allegiant Bond Fund, Class I	186,231	1,849

Total Affiliated Fixed Income Fund (Cost $ 1,901)		1,849

AFFILIATED MONEY MARKET FUND — 1.7%
Allegiant Money Market Fund, Class I†	183,847	184

Total Affiliated Money Market Fund (Cost $ 184)		184

Total Investments — 100.1% (Cost $9,660)**		10,694

Other Assets & Liabilities — (0.1)%		(16)

TOTAL NET ASSETS — 100.0%		$10,678

**	Aggregate cost for Federal income tax purposes is (000) $9,663.

Gross unrealized appreciation (000)	$1,083
Gross unrealized depreciation (000)	(52)

Net unrealized appreciation (000)	$1,031

†	See Note 3 in Notes to Financial Statements

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2005 (Unaudited)

Value (000)
ASSETS
Investments in affiliates, at value (Cost $ 9,660)	$10,694
Dividends and interest receivable	7
Other assets	8

Total Assets	10,709

LIABILITIES
Administration fees payable	1
Payable for shares of beneficial interest redeemed	27
12b-1 fees payable
Class I	1
Other liabilities	2

Total Liabilities	31

TOTAL NET ASSETS	$10,678

Net Assets:
Shares of beneficial interest (unlimited authorization — no par value)	$9,436
Undistributed net investment income	16
Undistributed net realized gain on investments	192
Net unrealized appreciation on investments	1,034

Total Net Assets	$10,678

Net Asset Value, Offering and Redemption Price Per Share — Class I ($6,370,947 ÷ 611,547 out-standing shares of beneficial interest)	$10.42

Net Asset Value and Redemption Price Per Share — Class A ($1,533,893 ÷ 147,929 outstanding shares of beneficial interest)	$10.37

Maximum Offering Price Per Share — Class A ($10.37 ÷ 95.25%)	$10.89

Net Asset Value and Offering Price Per Share — Class B ($1,652,590 ÷ 162,369 outstanding shares of beneficial interest)	$10.18

Net Asset Value and Offering Price Per Share — Class C ($1,120,160 ÷ 109,805 outstanding shares of beneficial interest)	$10.20

See Notes to Financial Statements.

Allegiant Balanced Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
U.S. COMMON STOCKS — 55.8%
Consumer Discretionary — 8.5%
Clear Channel Communications	22,666	$738
Coach*	23,300	802
Comcast, Cl A*	33,939	896
Dow Jones#	12,580	429
eBay*#	21,680	971
Gannett	8,890	548
Getty Images*#	11,500	1,050
Lowe’s#	16,380	1,105
MGM Grand*#	14,400	549
Nike, Cl B#	7,800	665
Office Depot*	38,870	1,154
Starbucks*	35,140	1,070
Starwood Hotels & Resorts Worldwide	18,300	1,107
Time Warner	64,440	1,159
Viacom, Cl B#	22,260	744
Walt Disney	11,040	275

		13,262

Consumer Staples — 4.7%
Bunge#	14,200	760
Coca-Cola#	14,910	637
Colgate-Palmolive	16,370	893
Constellation Brands, Cl A*	37,186	878
Dean Foods*	21,776	832
General Mills	9,547	454
Kraft Foods#	16,635	481
Kroger*	27,509	535
Molson Coors Brewing	7,500	499
PepsiCo	17,130	1,014
Unilever, ADR	6,410	429

		7,412

Energy — 4.9%
BP PLC, ADR	6,860	452
Canadian Natural Resources	17,555	797
Chevron	15,150	868
ConocoPhillips	9,464	573
Devon Energy	14,000	843
ExxonMobil	25,860	1,500
Halliburton	15,662	997
Royal Dutch Shell PLC, ADR	5,380	331
TransOcean*#	9,760	623
Weatherford International*#	10,500	730

		7,714

Financials — 10.8%
American International Group#	36,746	2,467
AON	26,138	952
Bank of America#	20,620	946
Chubb	4,850	470
Citigroup	61,520	2,987
Everest Re Group	4,670	491
Fannie Mae	6,710	323
Goldman Sachs#	14,500	1,870
JP Morgan Chase	35,670	1,364
Merrill Lynch	12,260	814
Morgan Stanley	23,970	1,343
Prudential Financial	6,010	465
St. Paul Travelers	9,783	455
U.S. Bancorp	22,900	693
Wachovia#	12,840	686
Wells Fargo	9,575	$602

		16,928

Health Care — 6.7%
Abbott Laboratories	24,940	941
Amgen*	14,490	1,173
Baxter International#	11,010	428
Bristol-Myers Squibb	9,550	206
Cephalon*#	13,000	661
Fisher Scientific*#	14,300	922
Genentech*	9,050	865
Johnson & Johnson#	14,730	910
Medtronic	15,030	835
Merck	19,950	587
Pfizer	48,600	1,030
Schering-Plough	10,600	205
UnitedHealth Group	13,100	784
Wyeth Pharmaceuticals	8,038	334
Zimmer Holdings*	9,400	589

		10,470

Industrials — 6.0%
3M	13,290	1,043
Burlington Northern Santa Fe	8,422	557
Danaher	13,000	722
General Dynamics	1,900	217
General Electric	65,369	2,335
Illinois Tool Works	10,800	953
Lockheed Martin	2,050	124
Northrop Grumman	5,062	291
Rockwell Automation	7,800	440
Union Pacific	8,850	678
United Parcel Service, Cl B	5,800	452
United Technologies	29,000	1,561

		9,373

Information Technology — 9.6%
Amdocs*	25,590	676
Cisco Systems*	38,610	677
Dell*	18,730	565
EMC*	64,200	894
First Data	15,210	658
Google, Cl A*	2,150	871
International Business Machines	9,920	882
Linear Technology	19,730	736
Microchip Technology#	30,100	1,004
Micron Technology*#	28,920	412
Microsoft	116,840	3,238
Motorola	76,660	1,847
Research In Motion*	7,400	452
Texas Instruments#	25,970	844
Yahoo!*#	30,420	1,224

		14,980

Materials — 1.9%
E.I. duPont de Nemours	11,810	505
Ecolab	21,190	705
Freeport-McMoRan Copper & Gold, Cl B#	9,051	471
Praxair	15,342	798
Smurfit-Stone Container*	37,200	471

		2,950

Allegiant Balanced Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
U.S. COMMON STOCKS — continued
Telecommunication Services — 1.5%
AT&T	21,280	$530
BellSouth#	13,190	360
NII Holdings*	17,480	759
Verizon Communications	22,530	721

		2,370

Utilities — 1.2%
DPL	17,900	457
Exelon	7,200	375
TXU	10,500	1,078

		1,910

Total U.S. Common Stocks (Cost $ 71,222)		87,369

FOREIGN COMMON STOCKS — 5.0%
Australia — 0.3%
BHP Billiton, ADR (Materials)	4,675	150
Brambles Industries (Industrials)#	5,600	40
Computershare (Information Technology)	9,600	49
James Hardie Industries NV (Materials)#	6,600	41
QBE Insurance Group (Financials)#	4,600	65
Sonic Healthcare (Health Care)	3,000	33
Woolworths (Consumer Staples)	3,500	44

		422

Austria — 0.1%
Bank Austria Creditanstalt AG (Financials)#	400	44
Telekom Austria (Telecommunication Services)	1,700	39

		83

Belgium — 0.1%
Fortis (Financials)	1,900	56
KBC Groep NV (Financials)	600	52

		108

Brazil — 0.1%
Companhia Vale do Rio Doce, ADR (Materials)	1,000	43
Gol Linhas Aereas Inteligentes SA, ADR (Industrials)#	1,120	51
Petroleo Brasileiro SA—Petrobras, ADR (Energy)	600	41

		135

China — 0.0%
Netease.com, ADR (Information Technology)*#	1,080	62

Egypt — 0.0%
Egyptian Company for Mobile Services (Telecommunication Services)	1,600	52

Finland — 0.0%
Uponor Oyj (Industrials)	2,100	46

France — 0.1%
L’Oreal (Consumer Staples)	700	50
Neopost (Information Technology)	600	57
Total SA, ADR (Energy)#	270	34

		141

Germany — 0.7%
Adidas-Salomon (Consumer Discretionary)	425	74
Bijou Brigitte AG (Consumer Discretionary)	400	$101
Commerzbank (Financials)	2,200	65
Rational (Consumer Discretionary)	270	30
SAP, ADR (Information Technology)	17,800	804

		1,074

Greece — 0.1%
IRF European Finance Investments (Financials)*	32,267	169

Hong Kong — 0.2%
Cheung Kong Holdings (Financials)	150	2
China Merchants Holdings International (Industrials)	16,000	33
CLP Holdings (Utilities)	6,075	36
Espirit Holdings (Consumer Discretionary)	7,250	51
Li & Fung (Consumer Discretionary)	28,000	56
Techtronic Industries (Consumer Discretionary)	21,160	54
Zijin Mining Group, Cl H (Materials)	172,000	59

		291

India — 0.0%
Bharti Tele-Ventures (Telecommunication Services)*	8,000	62

Ireland — 0.0%
FBD Holdings PLC (Financials)	1,280	51

Israel — 0.0%
Nice Systems, ADR (Information Technology)*	1,100	49

Italy — 0.1%
Banca Italease (Financials)*	1,900	40
Bulgari (Consumer Discretionary)	3,200	33
Fastweb (Telecommunication Services)*	760	35

		108

Japan — 0.8%
Aeon (Consumer Staples)	2,600	58
Amano (Industrials)	3,100	50
Hoya (Information Technology)	1,900	68
Hyakugo Bank (Financials)	4,500	30
Mitsubishi UFJ Financial Group, ADR (Financials)#	11,750	149
Neomax (Industrials)#	1,900	56
Nitto Denko (Materials)	500	34
Noda Screen (Information Technology)	50	71
ORIX (Financials)	300	64
Secom (Industrials)	1,200	62
Shiga Bank (Financials)	5,300	37
Sumitomo Realty & Development (Financials)	4,600	76
Takeda Pharmaceutical (Health Care)	1,300	71
Teijin (Materials)	5,000	27
Tokuyama (Materials)#	6,100	70
Tokyu Land (Financials)	8,000	58
Toyota Motor, ADR (Consumer Discretionary)#	800	77
Trancom (Industrials)	1,700	40
Yamada Denki (Consumer Discretionary)	700	72

		1,170

Luxembourg — 0.0%
Tenaris, ADR (Energy)#	405	45

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Malaysia — 0.0%
Resorts World BHD (Consumer Discretionary)	12,000	$36

Mexico — 0.1%
America Movil SA de CV, ADR (Telecommunication Services)	2,750	79

Netherlands — 0.0%
Fugro NV (Energy)	1,000	30
TomTom (Information Technology)*	1,250	45

		75

Norway — 0.1%
Orkla (Consumer Staples)	1,100	41
SeaDrill (Energy)*	5,900	37
Statoil ASA, ADR (Energy)	3,600	79
Storebrand (Financials)	5,500	50

		207

Singapore — 0.2%
Keppel (Industrials)	8,800	61
OSIM International (Consumer Discretionary)	40,000	38
Raffles Education (Consumer Discretionary)	57,000	48
Singapore Exchange (Financials)	40,000	65
STATS ChipPAC, ADR (Information Technology)*#	11,100	73

		285

South Africa — 0.0%
Aspen Pharmacare Holdings (Health Care)	11,500	58

South Korea — 0.0%
Kookmin Bank, ADR (Financials)#	690	46

Spain — 0.1%
Metrovacesa (Financials)	800	51
Red Electrica de Espana (Utilities)#	1,400	39

		90

Sweden — 0.1%
Hennes & Mauritz, Cl B (Consumer Discretionary)	1,300	41
Modern Times Group, Cl B (Consumer Discretionary)*	1,600	62
Telefonaktiebolaget LM Ericsson, ADR (Information Technology)#	2,000	65

		168

Switzerland — 0.5%
ABB, ADR (Industrials)*	7,700	67
Actelion (Health Care)*	375	37
Alcon (Health Care)	300	42
Logitech International SA, ADR (Information Technology)*#	1,400	64
Nestle (Consumer Staples)	550	162
Nobel Biocare Holding (Health Care)	300	68
Novartis, ADR (Health Care)#	1,560	82
Roche Holdings (Health Care)	1,400	210

		732

United Kingdom — 1.3%
ARM Holdings PLC, ADR (Information Technology)#	8,600	$54
BAE Systems, ADR (Industrials)	2,500	59
BG Group (Energy)	9,000	84
GlaxoSmithKline PLC, ADR (Health Care)	24,160	1,198
ICAP PLC (Financials)	6,300	39
Imperial Tobacco Group PLC (Consumer Staples)	1,800	53
Man Group PLC (Financials)	2,100	64
Michael Page International PLC (Industrials)	7,500	33
Reckitt Benckiser PLC (Consumer Staples)	2,200	68
SABMiller (Consumer Staples)	3,300	58
Scottish & Southern Energy (Utilities)	3,200	54
Sportingbet PLC (Consumer Discretionary)	7,300	45
Standard Chartered PLC (Financials)	3,100	66
United Utilities (Utilities)	3,000	34
Vodafone Group, ADR (Telecommunication Services)#	5,840	126

		2,035

Total Foreign Common Stocks (Cost $6,879)		7,879

FOREIGN RIGHTS — 0.0%
Greece — 0.0%
IRF European Finance Investments*	64,534	35

Hong Kong — 0.0%
Cheung Kong	4	—

Total Foreign Rights (Cost $49)		35

MUTUAL FUNDS — 3.9%
iShares MSCI EAFE Value Index*	113,000	6,122

Total Mutual Funds (Cost $6,074)		6,122

	Par (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 13.2%
Federal National Mortgage Association — 12.8%
Federal National Mortgage Association
7.000%, 06/01/31	$22	23
7.000%, 01/01/33	109	114
7.000%, 10/01/33	28	29
6.500%, 04/01/26	277	285
6.500%, 07/01/32	331	340
6.500%, 09/01/32	308	316
6.500%, 07/01/34	685	702
6.000%, 12/01/35 (TBA)	3,730	3,752
6.000%, 09/01/32	63	63
5.500%, 12/01/35 (TBA)	7,745	7,629
5.500%, 02/01/32	251	248
5.500%, 07/01/33	29	28
5.500%, 12/01/33	1,175	1,160
5.000%, 06/01/20	806	795
5.000%, 07/01/20	246	243
5.000%, 09/01/33	61	59
5.000%, 10/01/33	125	120

Allegiant Balanced Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
5.000%, 11/01/33	$614	$593
5.000%, 10/01/35	599	577
5.000%, 11/01/35	1,897	1,826
5.000%, 12/01/35 (TBA)	500	481
4.500%, 09/01/35	648	606

		19,989

Government National Mortgage Association — 0.4%
Government National Mortgage Association
7.500%, 11/15/29	2	3
6.500%, 09/15/28	26	27
6.500%, 07/15/32	56	59
6.500%, 10/15/33	25	26
6.000%, 08/15/32	31	32
6.000%, 02/15/33	149	151
6.000%, 11/15/33	53	53
6.000%, 06/15/35	322	327

		678

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $20,835)		20,667

U.S. TREASURY OBLIGATIONS — 10.2%
U.S. Treasury Bonds — 1.5%
6.250%, 08/15/23#	1,500	1,756
5.375%, 02/15/31#	525	577

		2,333

U.S. Treasury Notes — 8.7%
6.500%, 02/15/10#	4,900	5,284
4.750%, 05/15/14#	2,295	2,331
3.625%, 06/30/07#	1,405	1,388
3.500%, 11/15/06#	235	233
3.250%, 08/15/08#	670	651
1.875%, 12/31/05#	3,685	3,679

		13,566

Total U.S. Treasury Obligations (Cost $15,969)		15,899

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%
Federal Home Loan Bank — 0.4%
Federal Home Loan Bank
6.500%, 08/15/07#	240	247
3.875%, 06/08/07	305	301
Federal Home Loan Bank (DN)
3.920%, 12/13/05	100	100

		648

Federal Home Loan Mortgage Corporation — 4.1%
Federal Home Loan Mortgage Corporation
4.125%, 07/12/10	50	49
Federal Home Loan Mortgage Corporation (DN)
3.930%, 12/13/05#	6,400	6,391

		6,440

Federal National Mortgage Association — 1.4%
Federal National Mortgage Association
6.625%, 11/15/30#	535	647
5.250%, 04/15/07#	$1,515	$1,527

		2,174

Total U.S. Government Agency Obligations (Cost $9,316)		9,262

CORPORATE BONDS — 5.4%
Cable — 0.1%
Comcast
5.850%, 11/15/15	100	101
Cox Communications
4.625%, 06/01/13	100	93

		194

Consumer Non-Cyclical — 0.1%
Kroger
6.800%, 04/01/11	110	114

Consumer Services — 0.1%
Harrahs Operating
5.625%, 06/01/15 (A)	100	98

Energy — 0.3%
Kinder Morgan
5.150%, 03/01/15	210	203
Xcel Energy
7.000%, 12/01/10	185	199

		402

Financials — 2.8%
American General Finance
3.875%, 10/01/09	275	263
Assurant
6.750%, 02/15/34	120	128
BAE Systems Holdings
4.750%, 08/15/10 (A)	125	122
Bank of America
7.800%, 09/15/16	200	239
Bear Stearns
7.625%, 12/07/09	237	259
Citigroup
7.250%, 10/01/10	560	611
General Electric Capital
5.450%, 01/15/13	200	204
Goldman Sachs
6.600%, 01/15/12	325	348
HSBC Finance
5.875%, 02/01/09	350	358
6.375%, 10/15/11	120	127
International Lease Finance
3.500%, 04/01/09	175	166
JPMorgan Chase
5.125%, 09/15/14	250	246
Lehman Brothers Holdings
4.500%, 07/26/10	400	391
Morgan Stanley Dean Witter
5.300%, 03/01/13	260	259
Protective Life Secured Trust
4.850%, 08/16/10	150	149
Residential Capital
6.375%, 06/30/10	130	131
W.R. Berkley
6.150%, 08/15/19	100	100

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Wells Fargo
4.950%, 10/16/13	$300	$297

		4,398

Real Estate — 0.2%
Colonial Realty
5.500%, 10/01/15	200	193
Pulte Homes
6.375%, 05/15/33	150	138

		331

Real Estate Investment Trusts — 0.1%
iStar Financial
5.125%, 04/01/11	200	195

Sovereign Agency — 1.0%
Aid-Israel
5.500%, 04/26/24	1,425	1,514

Telecommunications — 0.4%
AT&T
5.300%, 11/15/10	90	90
France Telecom
7.750%, 03/01/11 (B)	90	101
GTE
6.940%, 04/15/28	350	368
Telecom Italia Capital
5.250%, 11/15/13	110	108
Telecom Italia Capital SA
5.250%, 10/01/15	45	44

		711

Transportation — 0.1%
Union Pacific
6.125%, 01/15/12	180	189

Utilities — 0.2%
AEP Texas Central
6.650%, 02/15/33	90	97
Dominion Resources
6.750%, 12/15/32	160	171

		268

Total Corporate Bonds (Cost $8,579)		8,414

ASSET BACKED SECURITIES — 2.9%
Automotive — 0.7%
Ford Credit Automotive Owner Trust, Series 2003-B, Cl A4
2.410%, 08/15/07	600	593
Honda Auto Receivables Owner Trust, Series 2005-4, Cl A3
4.460%, 05/21/09	500	496

		1,089

Credit Cards — 1.1%
Bank One Issuance Trust, Series 2004-A4, Cl A4
4.160%, 02/16/10 (B)	800	801
Chase Credit Card Master Trust, Series 2004-1, Cl A
4.150%, 05/15/09 (B)	$870	$871

		1,672

Mortgage Related — 0.4%
Chase Funding Mortgage Loan, Series 2003-6, Cl 1A4
4.499%, 08/25/30	570	558

Other — 0.3%
Morgan Stanley ABS Capital I, Series 2004-NC6, Cl A4
4.491%, 07/25/34 (B)	506	507

Utilities — 0.4%
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	565	640

Total Asset Backed Securities (Cost $4,403)		4,466

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Freddie Mac, Series 2785, Cl NC
4.000%, 04/15/19	700	633

Total Collateralized Mortgage Obligations (Cost $647)		633

COMMERCIAL PAPER†† — 2.2%
Barton Capital
4.030%, 12/14/05	700	699
Liberty Street Funding
4.030%, 12/13/05	700	699
Perry Global Funding LLC
3.950%, 12/14/05	700	699
Sheffield Receivables
4.040%, 12/14/05	700	699
Three Rivers Funding
4.040%, 12/14/05	700	699

Total Commercial Paper (Cost $3,495)		3,495

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.1%
Allegiant Advantage Institutional Money Market Fund, Class I†	3,254,139	3,254

Total Affiliated Money Market Fund (Cost $3,254)		3,254

Total Investments Before Collateral for Loaned Securities – 107.0% (Cost $150,722)		167,495

Allegiant Balanced Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 20.4%
Master Note — 1.6%
Bank of America
4.143%, 01/03/06	$2,500	$2,500

Medium Term Notes — 5.1%
First Tennessee Bank
4.080%, 03/21/06 (B)	2,500	2,500
Morgan Stanley
4.143%, 02/15/06 (B)	2,500	2,500
Sigma Finance
4.080%, 07/07/06 (B)	3,000	3,000

		8,000

Repurchase Agreements — 13.7%
Bank of America
4.110%, 12/01/05	6,874	6,874
Bear Stearns
4.163%, 12/01/05	4,000	4,000
Lehman Brothers
4.133%, 12/01/05	10,593	10,593

		21,467

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $31,967)		31,967

Total Investments — 127.4% (Cost $182,689)**		199,462

Other Assets & Liabilities — (27.4)%
Dividends Payable
Class I		(428)
Class A		(11)
Class B		(1)
Investment Advisory Fees Payable		(51)
12b-1 Fees Payable
Class I		(4)
Class A		(1)
Administration Fees Payable		(9)
Custody Fees Payable		(2)
Trustees’ Fees Payable		(7)
Payable for Collateral for Loaned Securities		(31,967)
Payable for Shares of Beneficial Interest Redeemed		(589)
Other		(9,867)

Total Other Assets & Liabilities		(42,937)

TOTAL NET ASSETS — 100.0%		$156,525

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$146,105
Undistributed Net Investment Income		581
Accumulated Net Realized Loss on Investments and Futures		(6,947)
Net Unrealized Depreciation of Foreign Currency		(19)
Net Unrealized Appreciation on Investments and Futures		16,805

Total Net Assets		$156,525

Value (000)
Net Asset Value, Offering and Redemption Price Per Share — Class I ($134,256,528 ÷ 12,894,780 outstanding shares of beneficial interest)	$10.41

Net Asset Value and Redemption Price Per Share — Class A ($14,581,664 ÷ 1,398,721 outstanding shares of beneficial interest)	$10.42

Maximum Offering Price Per Share — Class A ($10.42 ÷ 95.25%)	$10.94

Net Asset Value and Offering Price Per Share — Class B ($6,086,369 ÷ 583,683 outstanding shares of beneficial interest)	$10.43

Net Asset Value and Offering Price Per Share — Class C ($1,600,775 ÷ 154,327 outstanding shares of beneficial interest)	$10.37

*	Non-income producing security

**	Aggregate cost for Federal income tax purposes is (000) $183,431.

Gross unrealized appreciation (000)	$17,052
Gross unrealized depreciation (000)	(1,021)

Net unrealized appreciation (000)	$16,031

†	See Note 3 in Notes to Financial Statements

††	The rate shown is the effective yield at purchase date.

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $31,239.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2005.

ADR	— American Depository Receipt

Cl	— Class

LLC	— Limited Liability Company

PLC	— Public Liability Company

TBA	— To Be Announced

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Amsterdam Index	2	$198	12/16/05	$3
FTSE 100 Index	7	658	12/16/05	(2)
S&P 500® Composite Index	4	1,251	12/15/05	30
SPI 200 Index	1	85	12/16/05	1

		$2,192		$32

Cash in the amount of $63,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of open futures contracts have been segregated by the Fund.

See Notes to Financial Statements.

Allegiant Conservative Allocation Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED EQUITY FUNDS — 40.8%
Allegiant Large Cap Growth Fund, Class I	108,142	$2,221
Allegiant Large Cap Value Fund, Class I	115,476	2,221

Total Affiliated Equity Funds (Cost $3,771)		4,442

AFFILIATED FIXED INCOME FUND — 57.1%
Allegiant Intermediate Bond Fund, Class I	591,223	6,226

Total Affiliated Fixed Income Fund (Cost $6,314)		6,226

AFFILIATED MONEY MARKET FUND — 2.0%
Allegiant Money Market Fund, Class I†	218,311	218

Total Affiliated Money Market Fund (Cost $218)		218

Total Investments — 99.9% (Cost $10,303)**		10,886

Other Assets & Liabilities — 0.1%		14

TOTAL NET ASSETS — 100.0%		$10,900

**	Aggregate cost for Federal income tax purposes is (000) $10,330.

Gross unrealized appreciation (000)	$645
Gross unrealized depreciation (000)	(89)

Net unrealized appreciation (000)	$556

†	See Note 3 in Notes to Financial Statements

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2005 (Unaudited)

Value (000)
ASSETS
Investments in affiliates, at value (Cost $10,303)	$10,886
Dividends and interest receivable	19
Other assets	4

Total Assets	10,909

LIABILITIES
Administration fees payable	1
Payable for shares of beneficial interest redeemed	4
12b-1 fees payable
Class I	1
Other liabilities	3

Total Liabilities	9

TOTAL NET ASSETS	$10,900

Net Assets:
Shares of beneficial interest (unlimited authorization — no par value)	$10,098
Undistributed net investment income	16
Undistributed net realized gain on investments	203
Net unrealized appreciation on investments	583

Total Net Assets	$10,900

Net Asset Value, Offering and Redemption Price Per Share — Class I ($7,970,038 ÷ 754,238 out-standing shares of beneficial interest)	$10.57

Net Asset Value and Redemption Price Per Share — Class A ($949,021 ÷ 89,900 outstanding shares of beneficial interest)	$10.56

Maximum Offering Price Per Share — Class A ($10.56 ÷ 95.25%)	$11.09

Net Asset Value and Offering Price Per Share — Class B ($1,049,738 ÷ 99,872 outstanding shares of beneficial interest)	$10.51

Net Asset Value and Offering Price Per Share — Class C ($931,624 ÷ 88,546 outstanding shares of beneficial interest)	$10.52

See Notes to Financial Statements.

Allegiant Equity Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2005 (Unaudited)

	International Equity Fund	Large Cap Core Equity Fund	Large Cap Growth Fund
Investment Income:
Dividends	$1,996	$1,577	$2,806
Interest	136	—	—
Income from affiliate[1]	124	20	39
Security lending income	82	25	73
Less: foreign taxes withheld	(130)	—	—

Total Investment Income	2,208	1,622	2,918

Expenses:
Investment advisory fees	1,337	874	2,350
Administration fees	65	70	188
12b-1 fees:
Class I Shares	81	88	195
Class A Shares	5	3	51
Class B Shares	5	13	35
Class C Shares	5	3	5
Class R Shares	1	2	1
Shareholder services fees:
Class A Shares	15	9	160
Class B Shares	1	4	11
Class C Shares	1	1	2
Transfer agent fees	57	40	151
Custodian fees	120	8	20
Professional fees	11	12	30
Pricing service fees	16	1	1
Printing and shareholder reports	7	8	23
Registration and filing fees	20	19	30
Trustees’ fees	5	6	13
Miscellaneous	5	5	13

Total Expenses	1,757	1,166	3,279

Less:
Waiver of investment advisory fees	(251)	—	—

Net Expenses	1,506	1,166	3,279

Net Investment Income (Loss)	702	456	(361)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	14,501	3,020	20,394
Net realized gain (loss) on futures	1,862	(6)	102
Net realized gain (loss) on foreign currency transactions	(3,410)	—	—
Net change in unrealized appreciation (depreciation) on investments	5,756	13,220	26,362
Net change in unrealized appreciation (depreciation) on futures	70	43	—
Net change in unrealized appreciation on foreign currency translation	1,549	—	—

Net Gain on Investments	20,328	16,277	46,858

Net Increase in Net Assets Resulting from Operations	$21,030	$16,733	$46,497

*	Commenced operations on September 30, 2005.
[1]	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Value Fund	Mid Cap Growth Fund	Mid Cap Value Fund	Multi-Factor Small Cap Core Fund*	Multi-Factor Small Cap Focused Value Fund*	Multi-Factor Small Cap Growth Fund*	Multi-Factor Small Cap Value Fund

$7,111	$101	$496	$17	$11	$3	$6,383
—	—	—	—	—	—	—
81	6	41	1	1	2	397
—	10	10	—	—	—	528
(43)	—	(1)	—	—	—	—

7,149	117	546	18	12	5	7,308

2,367	165	329	9	8	8	5,030
189	10	20	1	—	—	304

228	5	21	1	1	1	295
20	7	3	—	—	—	93
36	7	16	—	—	—	69
3	1	4	—	—	—	94
2	—	1	—	—	—	—

64	22	9	—	—	—	291
12	2	5	—	—	—	23
1	—	1	—	—	—	31
126	36	17	5	6	5	221
20	2	3	1	1	1	32
29	4	6	2	2	2	44
1	2	1	—	—	1	2
21	1	2	1	1	1	32
24	14	13	3	3	4	34
15	—	1	—	—	—	23
12	1	2	1	2	2	20

3,170	279	454	24	24	25	6,638

—	(91)	(83)	(14)	(13)	(15)	—

3,170	188	371	10	11	10	6,638

3,979	(71)	175	8	1	(5)	670

28,357	1,267	3,403	(45)	(12)	(24)	26,483
—	(2)	8	—	—	—	—
—	—	—	—	—	—	—
27,451	1,437	3,421	139	19	102	39,443
—	7	21	—	—	—	—
—	—	—	—	—	—	—

55,808	2,709	6,853	94	7	78	65,926

$59,787	$2,638	$7,028	$102	$8	$73	$66,596

Allegiant Equity Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2005 (Unaudited)

	S&P 500® Index Fund	Small Cap Core Fund	Small Cap Growth Fund
Investment Income:
Dividends	$3,597	$478	$151
Interest	—	—	—
Income from affiliate[1]	51	120	11
Security lending income	28	114	10
Less: foreign taxes withheld	—	—	—

Total Investment Income	3,676	712	172

Expenses:
Investment advisory fees	652	903	222
Administration fees	112	54	13
12b-1 fees:
Class I Shares	9	71	9
Class A Shares	1	1	8
Class B Shares	16	1	9
Class C Shares	8	2	2
Class R Shares	4	—	—
Shareholder services fees:
Class A Shares	30	3	23
Class B Shares	5	—	3
Class C Shares	3	1	1
Transfer agent fees	63	13	78
Custodian fees	13	7	2
Professional fees	17	8	3
Pricing service fees	9	1	2
Printing and shareholder reports	12	6	4
Registration and filing fees	19	17	21
Trustees’ fees	8	5	—
Miscellaneous	8	3	12

Total Expenses	989	1,096	412

Less:
Waiver of investment advisory fees	(280)	—	(100)

Net Expenses	709	1,096	312

Net Investment Income (Loss)	2,967	(384)	(140)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	(1,675)	1,948	1,998
Net realized gain (loss) on futures	(152)	247	15
Net change in unrealized appreciation (depreciation) on investments	19,384	5,347	1,270
Net change in unrealized appreciation (depreciation) on futures	(51)	117	—

Net Gain on Investments	17,506	7,659	3,283

Net Increase in Net Assets Resulting from Operations	$20,473	$7,275	$3,143

[1]	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Allegiant Asset Allocation Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2005 (Unaudited)

	Aggressive Allocation Fund	Balanced Allocation Fund	Conservative Allocation Fund
Investment Income:
Dividends	$69	$789	$139
Interest	—	1,186	—
Income from affiliate[1]	4	91	4
Security lending income	—	28	—
Less: foreign taxes withheld	—	(9)	—

Total Investment Income	73	2,085	143

Expenses:
Investment advisory fees	14	598	14
Administration fees	3	48	3
12b-1 fees:
Class I Shares	2	41	2
Class A Shares	1	5	1
Class B Shares	5	23	4
Class C Shares	4	6	3
Shareholder services fees:
Class A Shares	5	21	4
Class B Shares	2	8	1
Class C Shares	2	2	1
Transfer agent fees	5	39	3
Custodian fees	2	45	2
Professional fees	1	9	2
Pricing service fees	—	22	—
Printing and shareholder reports	—	6	—
Registration and filing fees	2	17	2
Trustees’ fees	—	4	—
Miscellaneous	1	2	1

Total Expenses	49	896	43

Less:
Waiver of investment advisory fees	(14)	—	(14)

Net Expenses	35	896	29

Net Investment Income	38	1,189	114

Realized and Unrealized Gain on Investments:
Net realized gain on investments sold	628	2,834	121
Net realized gain on futures	—	198	—
Net realized loss on foreign currency transactions	—	(227)	—
Net realized loss on swap agreements	—	(112)	—
Net change in unrealized appreciation (depreciation) on investments[2]	67	4,480	93
Net change in unrealized appreciation (depreciation) on futures	—	3	—
Net change in unrealized appreciation on foreign currency translation	—	87	—

Net Gain on Investments	695	7,263	214

Net Increase in Net Assets Resulting from Operations	$733	$8,452	$328

[1] See Note 3 in Notes to Financial Statements. [2] Represents investments in affiliates for Aggressive Allocation and Conservative Allocation Funds. See Notes to Financial Statements.

Allegiant Equity Funds

STATEMENTS OF CHANGES IN NET ASSETS (000)

	International Equity Fund		Large Cap Core Equity Fund
	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005
Investment Activities:
Net investment income (loss)	$702	$3,453	$456	$1,424
Net realized gain on investments sold, futures and foreign currency transactions	12,953	56,500	3,014	1,323
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translation	7,375	(27,824)	13,263	14,589

Net increase (decrease) in net assets resulting from operations	21,030	32,129	16,733	17,336

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	—	(4,029)	(346)	(1,507)
Class A	—	(141)	(2)	(41)
Class B	—	(7)	—	(10)
Class C	—	(10)	—	(2)
Class R	—	(4)	—	(3)
Distributions from net realized capital gains:
Class I	—	—	—	(2,935)
Class A	—	—	—	(113)
Class B	—	—	—	(51)
Class C	—	—	—	(9)
Class R	—	—	—	(10)

Total dividends and distributions	—	(4,191)	(348)	(4,681)

Share Transactions:
Proceeds from shares issued:
Class I	8,200	24,403	8,818	20,927
Class A	1,211	2,344	839	2,179
Class B	63	129	84	561
Class C	74	4,025	43	122
Class R	34	148	46	321
Net asset value of shares issued from Merger[1]:
Class I	—	—	—	—
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Reinvestment of dividends and distributions:
Class I	—	788	278	3,887
Class A	—	130	2	150
Class B	—	7	—	61
Class C	—	10	—	12
Class R	—	4	—	12

Total proceeds from shares issued, merged and reinvested	9,582	31,988	10,110	28,232

Value of shares redeemed:
Class I	(35,204)	(122,711)	(7,482)	(34,993)
Class A	(1,770)	(3,866)	(2,115)	(3,533)
Class B	(490)	(762)	(459)	(781)
Class C	(447)	(4,071)	(282)	(113)
Class R	(300)	(112)	(339)	(37)

Total value of shares redeemed	(38,211)	(131,522)	(10,677)	(39,457)

Increase (decrease) in net assets from share transactions	(28,629)	(99,534)	(567)	(11,225)

Total increase (decrease) in net assets	(7,599)	(71,596)	15,818	1,430

Net Assets:
Beginning of period	223,461	295,057	224,391	222,961

End of period*	$215,862	$223,461	$240,209	$224,391

*Including undistributed net investment income (loss)	$6,748	$6,046	$246	$138

[1]	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Growth Fund		Large Cap Value Fund		Mid Cap Growth Fund		Mid Cap Value Fund
For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005

$(361)	$2,140	$3,979	$8,633	$(71)	$(370)	$175	$396
20,496	7,619	28,357	38,600	1,265	1,122	3,411	9,296

26,362	10,479	27,451	24,756	1,444	(2,008)	3,442	424

46,497	20,238	59,787	71,989	2,638	(1,256)	7,028	10,116

—	—	(3,104)	(7,947)	—	—	—	(157)
—	—	(217)	(554)	—	—	—	(5)
—	—	(8)	(55)	—	—	—	—
—	—	(1)	(3)	—	—	—	—
—	—	(1)	(5)	—	—	—	—

—	(6,949)	—	(21,248)	—	—	—	(8,330)
—	(1,766)	—	(1,781)	—	—	—	(958)
—	(127)	—	(407)	—	—	—	(629)
—	(16)	—	(24)	—	—	—	(136)
—	(5)	—	(23)	—	—	—	(87)

—	(8,863)	(3,331)	(32,047)	—	—	—	(10,302)

29,896	58,277	27,492	70,118	834	1,306	12,192	3,524
3,348	9,108	6,251	7,656	535	2,072	1,647	1,576
154	988	245	1,179	23	241	182	446
272	396	194	263	25	1,367	66	107
41	277	39	130	—	—	39	384

—	12,856	—	18,164	—	—	—	—
—	8,453	—	2,470	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	5,759	897	16,763	—	—	—	4,227
—	1,712	192	2,081	—	—	—	937
—	126	7	457	—	—	—	623
—	16	1	26	—	—	—	136
—	5	2	28	—	—	7	87

33,711	97,973	35,320	119,335	1,417	4,986	14,133	12,047

(50,295)	(184,773)	(45,435)	(118,367)	(4,782)	(53,821)	(4,652)	(14,236)
(13,651)	(34,466)	(7,436)	(7,851)	(2,123)	(4,165)	(771)	(1,758)
(962)	(1,589)	(1,838)	(3,062)	(492)	(1,756)	(343)	(442)
(700)	(332)	(336)	(249)	(164)	(1,442)	(103)	(144)
(328)	(78)	(334)	(57)	—	—	(275)	(164)

(65,936)	(221,238)	(55,379)	(129,586)	(7,561)	(61,184)	(6,144)	(16,744)

(32,225)	(123,265)	(20,059)	(10,251)	(6,144)	(56,198)	7,989	(4,697)

14,272	(111,890)	36,397	29,691	(3,506)	(57,454)	15,017	(4,883)

622,757	734,647	608,432	578,741	33,402	90,856	57,474	62,357

$637,029	$622,757	$644,829	$608,432	$29,896	$33,402	$72,491	$57,474

$1,779	$2,140	$1,828	$1,180	$(71)	$—	$409	$234

Allegiant Equity Funds

STATEMENTS OF CHANGES IN NET ASSETS (000)

	Multi-Factor Small Cap Core Equity Fund	Multi-Factor Small Cap Focused Value Fund	Multi-Factor Small Cap Growth Fund
	For the Period September 30, 2005–** November 30, 2005 (Unaudited)	For the Period September 30, 2005–** November 30, 2005 (Unaudited)	For the Period September 30, 2005–** November 30, 2005 (Unaudited)
Investment Activities:
Net investment income (loss)	$8	$1	$(5)
Net realized gain (loss) on investments sold, futures and foreign currency transactions	(45)	(12)	(24)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translation	139	19	102

Net increase (decrease) in net assets resulting from operations	102	8	73

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	—	—	—
Class A	—	—	—
Class B	—	—	—
Class C	—	—	—
Class R	—	—	—
Distributions from net realized capital gains:
Class I	—	—	—
Class A	—	—	—
Class B	—	—	—
Class C	—	—	—
Class R	—	—	—

Total dividends and distributions	—	—	—

Share Transactions:
Proceeds from shares issued:
Class I	5,474	5,469	5,207
Class A	28	15	5
Class B	—	—	—
Class C	—	—	—
Class R	—	—	—
Net asset value of shares issued from Merger[1]:
Class I	—	—	—
Class A	—	—	—
Reinvestment of dividends and distributions:
Class I	—	—	—
Class A	—	—	—
Class B	—	—	—
Class C	—	—	—
Class R	—	—	—

Total proceeds from shares issued, merged and reinvested	5,502	5,484	5,212

Value of shares redeemed:
Class I	(2)	(3)	—
Class A	—	—	—
Class B	—	—	—
Class C	—	—	—
Class R	—	—	—

Total value of shares redeemed	(2)	(3)	—

Increase (decrease) in net assets from share transactions	5,500	5,481	5,212

Total increase (decrease) in net assets	5,602	5,489	5,285

Net Assets:
Beginning of period	—	—	—

End of period*	$5,602	$5,489	$5,285

* Including undistributed net investment income (loss)	$8	$1	$(5)

**Commencement of operations.

[1]	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Multi-Factor Small Cap Value Fund		S&P 500® Index Fund		Small Cap Core Equity Fund		Small Cap Growth Fund
For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005

$670	$(1,766)	$2,967	$6,965	$(384)	$(560)	$(140)	$(750)

26,483	148,435	(1,827)	(12,822)	2,195	(5,986)	2,013	(5,721)

39,443	(26,588)	19,333	39,795	5,464	21,175	1,270	(2,953)

66,596	120,081	20,473	33,938	7,275	14,629	3,143	(9,424)

—	—	(2,419)	(6,651)	—	—	—	—
—	—	(143)	(267)	—	—	—	—
—	—	(9)	(29)	—	—	—	—
—	—	(4)	(16)	—	—	—	—
—	—	(6)	(16)	—	—	—	—

—	(145,623)	—	—	—	—	—	—
—	(42,233)	—	—	—	—	—	—
—	(3,349)	—	—	—	—	—	—
—	(4,903)	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	(196,108)	(2,581)	(6,979)	—	—	—	—

29,226	132,526	29,155	101,621	53,869	120,123	753	12,703
17,464	75,870	5,577	10,753	1,064	3,165	876	4,673
562	2,853	496	1,296	116	220	26	189
1,888	8,807	394	605	265	400	37	281
—	—	617	611	—	—	26	64

—	—	—	—	—	—	—	9,086
—	—	—	—	—	—	—	569

—	113,313	2,109	5,919	—	—	—	—
—	41,135	134	248	—	—	—	—
—	3,072	8	27	—	—	—	—
—	4,398	4	15	—	—	—	—
—	—	7	17	—	—	—	—

49,140	381,974	38,501	121,112	55,314	123,908	1,718	27,565

(163,664)	(257,648)	(46,161)	(180,907)	(18,131)	(11,887)	(11,427)	(120,026)
(43,504)	(66,851)	(3,212)	(5,970)	(716)	(1,020)	(2,165)	(8,163)
(2,060)	(2,164)	(519)	(483)	(2)	—	(865)	(2,506)
(6,761)	(4,387)	(554)	(234)	(350)	(58)	(404)	(305)
—	—	(706)	(979)	—	—	(87)	(89)

(215,989)	(331,050)	(51,152)	(188,573)	(19,199)	(12,965)	(14,948)	(131,089)

(166,849)	50,924	(12,651)	(67,461)	36,115	110,943	(13,230)	(103,524)

(100,253)	(25,103)	5,241	(40,502)	43,390	125,572	(10,087)	(112,948)

1,045,588	1,070,691	369,550	410,052	155,123	29,551	49,861	162,809

$945,335	$1,045,588	$374,791	$369,550	$198,513	$155,123	$39,774	$49,861

$670	$—	$1,187	$801	$(384)	$—	$(140)	—

Allegiant Asset Allocation Funds

STATEMENTS OF CHANGES IN NET ASSETS (000)

	Aggressive Allocation Fund		Balanced Allocation Fund		Conservative Allocation Fund
	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005
Investment Activities:
Net investment income	$38	$82	$1,189	$2,305	$114	$187
Net realized gain on investments sold, futures, foreign currency transactions and swap agreements	628	477	2,693	7,909	121	392
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translation	67	312	4,570	2,486	93	11

Net increase (decrease) in net assets resulting from operations	733	871	8,452	12,700	328	590

Dividends to Shareholders:
Dividends from net investment income:
Class I	(31)	(46)	(1,138)	(2,044)	(73)	(96)
Class A	(27)	(20)	(122)	(230)	(38)	(59)
Class B	(6)	(5)	(22)	(38)	(9)	(13)
Class C	(4)	(3)	(6)	(12)	(8)	(14)

Total dividends	(68)	(74)	(1,288)	(2,324)	(128)	(182)

Share Transactions:
Proceeds from shares issued:
Class I	2,564	79	9,239	17,129	2,825	472
Class A	140	403	1,606	2,744	64	272
Class B	76	216	106	505	36	20
Class C	53	244	89	321	30	84
Net asset value of shares issued from Merger[1]:
Class I	—	—	—	8,270	—	—
Class A	—	—	—	3,461	—	—
Reinvestment of dividends:
Class I	22	32	995	1,706	53	61
Class A	27	20	111	186	35	56
Class B	6	4	22	37	9	13
Class C	4	3	6	10	8	13

Total proceeds from shares issued, merged and reinvested	2,892	1,001	12,174	34,369	3,060	991

Value of shares redeemed:
Class I	(3,306)	(425)	(16,010)	(38,543)	(396)	(327)
Class A	(2,700)	(209)	(5,717)	(6,623)	(2,909)	(161)
Class B	(149)	(118)	(786)	(1,505)	(70)	(188)
Class C	(97)	(236)	(256)	(509)	(166)	(494)

Total value of shares redeemed	(6,252)	(988)	(22,769)	(47,180)	(3,541)	(1,170)

Increase (decrease) in net assets from share transactions	(3,360)	13	(10,595)	(12,811)	(481)	(179)

Total increase (decrease) in net assets	(2,695)	810	(3,431)	(2,435)	(281)	229

Net Assets:
Beginning of period	13,373	12,563	159,956	162,391	11,181	10,952

End of period*	$10,678	$13,373	$156,525	$159,956	$10,900	$11,181

*Including undistributed net investment income	$16	$46	$581	$680	$16	$30

[1]	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Allegiant Equity and Asset Allocation Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2005 (Unaudited)

1.    Fund Organization

Allegiant Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of November 30, 2005, the Trust offered for sale shares of 32 Funds. Each Fund is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Equity and Asset Allocation Funds, Class I Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class B, Class C and Class R Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances.

The Trust currently offers five asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500® Index Fund, Small Cap Core Fund and Small Cap Growth Fund;

Asset Allocation Funds

Aggressive Allocation Fund, Balanced Allocation Fund and Conservative Allocation Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Free Bond Funds

Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Equity and Asset Allocation Funds. The financial statements of the Fixed Income and Tax Free Bond Funds, and the Money Market Funds are not presented herein, but are presented separately.

2.    Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Equity and Asset Allocation Funds.

Investment Valuation

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities quoted on the NASD National Markets system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices.

Allegiant Equity and Asset Allocation Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2005 (Unaudited)

If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Short-term obligations with greater than 60 days to maturity when purchased, are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity with a possible daily adjustment representing  1/60th of the unrealized appreciation (depreciation) that existed on the 61st day before maturity.

Short term investments held as collateral for loaned securities are valued at amortized cost, which approximates market value.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

The Aggressive Allocation and Conservative Allocation Funds invest in underlying Allegiant Funds. Investments in underlying Allegiant Funds or in any other Mutual Funds are valued at their respective net asset values as determined by those Funds each business day.

The Board of Trustees has approved fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security. As of November 30, 2005, two investments, Seagate and Progress Energy, held by the Allegiant S&P 500® Index Fund, were fair valued.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Dividends are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses common to all the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

Dividends and Distributions to Shareholders

Dividends from net investment income of the Large Cap Core Equity, Large Cap Value, S&P 500® Index, Aggressive Allocation and Balanced Allocation Funds, if any, are declared and paid quarterly. Dividends from net investment income of the International Equity, Large

Cap Growth, Mid Cap Growth, Mid Cap Value, Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value, Small Cap Core and Small Cap Growth Funds, if any, are declared and paid annually. Dividends from net investment income of the Conservative Allocation Fund, if any, are declared and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the International Equity and Balanced Allocation Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statement of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Forward Foreign Currency Contracts

Certain Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are “marked-to-market” daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund’s investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Details of foreign currency contracts open at period end are included in the Fund’s Statements of Net Assets.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily change in the contract is recorded as unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. Details of futures contracts open at period end are included in the Fund’s Statements of Net Assets.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in the Statements of Net Assets to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

When-Issued and Delayed Delivery Transactions

The Balanced Allocation Fund may purchase or sell securities on a when-issued or delayed delivery basis for the purpose of enhancing its yield. These transactions (principally in mortgage-backed securities referred to as TBA’s or To Be Announced) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered. The Fund may sell mortgage-backed TBA securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price for future settlement. The Fund accounts for such transactions as purchases and sales at the commitment date and maintains liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

Allegiant Equity and Asset Allocation Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2005 (Unaudited)

Swap Agreements

The Balanced Allocation Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. Swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount (a total return swap). To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized at contract stipulated reset dates and/or upon termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund’s custodian or counterparty’s broker in compliance with swap contract provisions. Risks may exceed amounts recognized on the Statement of Net Assets. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund’s Statement of Net Assets.

3.    Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory and Sub-Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreements with Allegiant Asset Management Company (the “Adviser”), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund’s average daily net assets. Allegiant Investment Counselors, Inc. (“Investment Counselors”), a wholly owned subsidiary of National City Bank (“NCB”) served as sub-adviser to the Small Cap Core Fund until December 31, 2005, on which date Investment Counselors merged into the Adviser. For its services, Investment Counselors was paid a sub-advisory fee by the Adviser equal to 0.50% of the average daily net assets of the Small Cap Core Fund. Polaris Capital Management, Inc. (“Polaris”), an independent registered investment adviser, serves as sub-adviser to a portion of the International Equity Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of the Fund allocated to Polaris as follows: 0.35% of the first $125 million of assets managed, 0.40% of the next $75 million of assets managed and 0.50% of assets managed in excess of $200 million. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees and waivers that were in effect during the six months ended November 30, 2005.

	Contractual Rate	Fee Waiver
International Equity Fund	1.15%	0.15%
Large Cap Core Equity Fund	0.75%	0.00%
Large Cap Growth Fund	0.75%	0.00%
Large Cap Value Fund	0.75%	0.00%
Mid Cap Growth Fund	1.00%	0.55%
Mid Cap Value Fund	1.00%	0.25%
Multi-Factor Small Cap Core Fund	1.00%	0.15%
Multi-Factor Small Cap Focused Value Fund	1.00%	0.15%
Multi-Factor Small Cap Growth Fund	1.00%	0.45%
Multi-Factor Small Cap Value Fund	1.00%	0.00%
S&P 500® Index Fund	0.35%	0.15%
Small Cap Core Fund	1.00%	0.00%
Small Cap Growth Fund	1.00%	0.45%
Aggressive Allocation Fund	0.25%	0.25%
Balanced Allocation Fund	0.75%	0.00%
Conservative Allocation Fund	0.25%	0.25%

Effective October 1, 2005, the Adviser adopted a tiered advisory fee structure for the Multi-Factor Small Cap Core, Multi-Factor Small Cap Focused Value, Multi-Factor Small Cap Growth, Multi-Factor Small Cap Value, Small Cap Core and Small Cap Growth Funds. These Funds are charged as follows: 1.00% of the first $500 million of average daily net assets, 0.95% of the next $500 million of average daily net assets and 0.90% of average daily net assets in excess of $1 billion. Only Multi-Factor Small Cap Value Fund was affected by this change to the extent that its effective advisory fee for the six months ended November 30, 2005 was 0.9925%. Prior to October 1, 2005, advisory fees were charged at a flat 1.00% of average daily net assets.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class B and Class C Shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for payment of 0.25% on an annual basis, based on each Class’ average daily net assets.

Custodian Fees

NCB serves as the Trust’s Custodian. For its services as Custodian, NCB receives fees at the following rates: (i) 0.007% of the first $5 billion of the Trust’s average daily gross assets; (ii) 0.004% of the next $5 billion of the Trust’s average daily gross assets; and (iii) 0.002% of the Trust’s average daily gross assets in excess of $10 billion. These fees are allocated to the Funds based on their average daily net assets. NCB receives other transaction based charges and is reimbursed for out-of-pocket expenses. Prior to July 1, 2005, NCB’s fees for the provision of custody services were as follows: (i) 0.020% of the first $100 million of average daily gross assets; (ii) 0.010% of the next $650 million of average daily gross assets; and (iii) 0.008% of the average daily gross assets in excess of $750 million from each Fund, respectively. NCB also received other transaction based charges and was reimbursed for out-of-pocket expenses.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC (“PFD” or the “Distributor”) are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Funds reimburse the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class I and Class A Shares. The table below shows the rate at which the Funds were accruing on November 30, 2005 for Class I and Class A Shares:

	Annual Rate
	Class I	Class A
International Equity Fund	0.08%	0.08%
Large Cap Core Equity Fund	0.08%	0.08%
Large Cap Growth Fund	0.08%	0.08%
Large Cap Value Fund	0.08%	0.08%
Mid Cap Growth Fund	0.08%	0.08%
Mid Cap Value Fund	0.08%	0.08%
Multi-Factor Small Cap Core Fund	0.08%	0.08%
Multi-Factor Small Cap Focused Value Fund	0.08%	0.08%
Multi-Factor Small Cap Growth Fund	0.08%	0.08%
Multi-Factor Small Cap Value Fund	0.08%	0.08%
S&P 500® Index Fund	0.005%	0.005%
Small Cap Core Fund	0.08%	0.08%
Small Cap Growth Fund	0.08%	0.08%
Aggressive Allocation Fund	0.06%	0.06%
Balanced Allocation Fund	0.06%	0.06%
Conservative Allocation Fund	0.06%	0.06%

The Trust also has adopted plans under Rule 12b-1 with respect to Class B and Class C Shares pursuant to which the Funds, excluding the Aggressive Allocation and Conservative Allocation Funds, compensate the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class B and Class C Shares. The Aggressive Allocation and Conservative Allocation Funds compensate the Distributor for distribution services in an amount up to 0.65% per annum of the average daily net assets of the Funds’ Class B and Class C Shares. In addition, the Trust has adopted a plan under Rule 12b-1 for Class R Shares pursuant to which the Funds compensate the Distributor in an amount up to 0.60% per annum of average daily net assets of the Funds’ Class R Shares.

Allegiant Equity and Asset Allocation Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2005 (Unaudited)

Trustees’ Fees

The Trustees are paid for services rendered to all of the Funds and the Allegiant Advantage Fund (“Advantage”), another registered investment company managed by the Adviser, and are allocated to the Funds and Advantage based on their average daily net assets. Each Trustee receives an annual fee of $25,000 plus $4,000 for each combined Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Audit Committee receives an additional fee of $4,000 per annum and the Chairman of the Board receives an additional fee of $21,000 per annum for services in such capacity. These fees are in effect through December 31, 2005. Effective January 1, 2006, the annual fee per Trustee will increase to $40,000, the additional fee for the Chairman of the Audit Committee will increase to $6,000, and the additional fee for the Chairman of the Board will increase to $25,000. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, PFPC Inc. (“PFPC”) and NCB are parties to a Co-Administration and Accounting Services Agreement, pursuant to which PFPC and NCB have agreed to serve as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.06% based on average daily net assets of the Trust’s Funds, of which approximately 0.0225% was allocated to PFPC and 0.0375% was allocated to NCB. One of the senior officers of PFPC is Treasurer of the Trust.

Legal Fees

Expenses paid by the Trust for the six months ended November 30, 2005, include legal fees of $406,155 paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Affiliated Money Market Funds

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the Allegiant Money Market Funds or the Allegiant Advantage Institutional Money Market Fund, provided that investments in such Money Market Funds do not exceed 25% of the investing Fund’s total assets. Dividends received from such investments are reported as “Income from affiliate” in the Statements of Operations.

4.    Investments

During the period ended November 30, 2005, the cost of purchases and proceeds from sales of investments, other than short-term investments and U.S. government obligations were:

	Purchases (000)	Sales (000)
International Equity Fund	$214,811	$215,777
Large Cap Core Equity Fund	62,239	62,193
Large Cap Growth Fund	224,827	255,157
Large Cap Value Fund	122,849	140,877
Mid Cap Growth Fund	13,703	19,921
Mid Cap Value Fund	20,483	14,880
Multi-Factor Small Cap Core Fund	752	726
Multi-Factor Small Cap Focused Value Fund	351	280
Multi-Factor Small Cap Growth Fund	1,084	999
Multi-Factor Small Cap Value Fund	455,873	607,783
S&P 500® Index Fund	14,582	24,569
Small Cap Core Fund	99,566	71,070
Small Cap Growth Fund	21,804	34,493
Aggressive Allocation Fund	1,477	3,415
Balanced Allocation Fund	58,711	59,442
Conservative Allocation Fund	1,533	942

Purchases and sales of long-term U.S. government obligations were:

	Purchases (000)	Sales (000)
Balanced Allocation Fund	$40,098	$32,277

5.    Federal Income Taxes

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes and intends to qualify or continue to qualify as a separate “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These differences can be either temporary or permanent in nature and are primarily due to wash sales, paydowns, market discount, swap agreements and dividends deemed paid upon shareholder redemptions of fund shares.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. At May 31, 2005, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expiring May 31,

	2007 (000)	2009 (000)	2010 (000)	2011 (000)	2012 (000)	2013 (000)	Total
International Equity Fund	$—	$—	$—	$112,002	$—	$—	$112,002
Large Cap Growth Fund*, **	—	7,810	29,466	—	—	—	37,276
Large Cap Value Fund**	1,707	2,560	7,280	—	—	—	11,547
Mid Cap Growth Fund	—	—	38,250	37,879	—	—	76,129
S&P 500® Index Fund	—	4,443	3,753	20,427	—	—	28,623
Small Cap Core Fund	—	—	—	—	—	2,667	2,667
Small Cap Growth Fund**	—	—	12,030	68,841	—	6,907	87,778
Aggressive Allocation Fund	—	—	—	143	228	—	371
Balanced Allocation Fund**	—	757	2,048	5,927	—	—	8,732

*	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with the Armada Large Cap Ultra Fund on April 23, 2004.
**	A portion of the amount of this loss may be utilized in subsequent years. The amounts are subject to a substantial annual limitation due to the Fund’s merger with its respective Riverfront Fund on October 11, 2004.

6.    Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Funds.

	Class I		Class A		Class B		Class C		Class R
	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05
International Equity Fund
Shares issued	679	2,254	102	218	6	12	7	408	3	15
Share reinvested	—	69	—	11	—	1	—	1	—	—
Shares redeemed	(3,012)	(11,057)	(150)	(361)	(43)	(72)	(39)	(413)	(26)	(10)

Net increase (decrease).	(2,333)	(8,734)	(48)	(132)	(37)	(59)	(32)	(4)	(23)	5

Allegiant Equity and Asset Allocation Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2005 (Unaudited)

	Class I		Class A		Class B		Class C		Class R
	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05
Large Cap Core Equity Fund
Shares issued	742	1,884	71	196	7	53	4	11	4	30
Share reinvested	23	336	—	13	—	5	—	1	—	1
Shares redeemed	(625)	(3,099)	(180)	(318)	(40)	(73)	(24)	(10)	(29)	(3)

Net increase (decrease).	140	(879)	(109)	(109)	(33)	(15)	(20)	2	(25)	28

Large Cap Growth Fund
Shares issued	1,517	3,132	173	498	8	57	15	22	2	16
Share reinvested	—	317	—	95	—	7	—	1	—	—
Merger Shares	—	725	—	(1,879)	—	—	—	—	—	—
Shares redeemed	(2,560)	(9,933)	(707)	483	(52)	(91)	(37)	(18)	(17)	(4)

Net increase (decrease).	(1,043)	(5,759)	(534)	(803)	(44)	(27)	(22)	5	(15)	12

Large Cap Value Fund
Shares issued	1,483	4,049	339	444	13	69	11	15	2	8
Share reinvested	49	961	10	120	1	26	—	2	—	1
Merger Shares	—	1,071	—	146	—	—	—	—	—	—
Shares redeemed	(2,457)	(6,852)	(404)	(456)	(100)	(178)	(18)	(15)	(18)	(3)

Net increase (decrease).	(925)	(771)	(55)	254	(86)	(83)	(7)	2	(16)	6

Mid Cap Growth Fund
Shares issued	114	195	77	326	4	48	4	273	—	—
Share reinvested	—		—	—	—	—	—	—	—	—
Shares redeemed	(660)	(8,593)	(305)	(656)	(87)	(336)	(28)	(286)	—	—

Net increase (decrease).	(546)	(8,398)	(228)	(330)	(83)	(288)	(24)	(13)	—	—

Mid Cap Value Fund
Shares issued	922	279	124	125	14	36	5	9	3	31
Share reinvested	—	347	—	77	—	52	—	11	1	7
Shares redeemed	(352)	(1,129)	(58)	(140)	(27)	(36)	(8)	(11)	(21)	(13)

Net increase (decrease).	570	(503)	66	62	(13)	52	(3)	9	(17)	25

Multi-Factor Small Cap Core Fund*
Shares issued	547	—	3	—	—	—	—	—	—	—
Share reinvested	—	—	—	—	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—	—	—	—	—

Net increase (decrease).	547	—	3	—	—	—	—	—	—	—

Multi-Factor Small Cap Focused Value Fund*
Shares issued	547	—	2	—	—	—	—	—	—	—
Share reinvested	—	—	—	—	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—	—	—	—	—

Net increase (decrease).	547	—	2	—	—	—	—	—	—	—

Multi-Factor Small Cap Growth Fund*
Shares issued	521	—	1	—	—	—	—	—	—	—
Share reinvested	—	—	—	—	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—	—	—	—	—

Net increase (decrease).	521	—	1	—	—	—	—	—	—	—

*	Commenced operations on September 30, 2005.

	Class I		Class A		Class B		Class C		Class R
	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05
Multi-Factor Small Cap Value Fund
Shares issued	1,322	5,921	835	3,509	28	136	95	424	—	—
Share reinvested	—	5,164	—	1,957	—	152	—	218	—	—
Shares redeemed	(7,527)	(11,575)	(2,097)	(3,167)	(104)	(104)	(343)	(216)	—	—

Net increase (decrease).	(6,205)	(490)	(1,262)	2,299	(76)	184	(248)	426	—	—

S&P 500® Index Fund
Shares issued	2,787	10,237	532	1,076	47	132	38	61	59	61
Share reinvested	203	588	13	24	1	3	—	2	1	2
Shares redeemed	(4,410)	(17,811)	(309)	(604)	(50)	(49)	(53)	(24)	(67)	(96)

Net increase (decrease).	(1,420)	(6,986)	236	496	(2)	86	(15)	39	(7)	(33)

Small Cap Core Fund
Shares issued	4,760	11,823	95	300	10	21	23	37	—	—
Share reinvested	—	—	—	—	—	—	—	—	—	—
Shares redeemed	(1,606)	(1,122)	(63)	(95)	—	—	(32)	(5)	—	—

Net increase (decrease).	3,154	10,701	32	205	10	21	(9)	32	—	—

Small Cap Growth Fund
Shares issued	84	1,528	100	536	3	24	4	35	3	8
Share reinvested	—	—	—	—	—	—	—	—	—	—
Merger Shares	—	1,071	—	68	—	—	—	—	—	—
Shares redeemed	(1,288)	(14,126)	(245)	(947)	(104)	(304)	(47)	(38)	(10)	(11)

Net increase (decrease).	(1,204)	(11,527)	(145)	(343)	(101)	(280)	(43)	(3)	(7)	(3)

Aggressive Allocation Fund
Shares issued	259	8	14	43	8	23	5	26	—	—
Share reinvested	2	3	3	2	—	—	1	—	—	—
Shares redeemed	(329)	(44)	(274)	(22)	(15)	(12)	(10)	(24)	—	—

Net increase (decrease).	(68)	(33)	(257)	23	(7)	11	(4)	2	—	—

Balanced Allocation Fund
Shares issued	907	1,756	158	284	10	52	9	33	—	—
Share reinvested	99	175	11	19	2	4	—	1	—	—
Merger Shares	—	873	—	365	—	—	—	—	—	—
Shares redeemed	(1,575)	(3,964)	(563)	(680)	(77)	(154)	(25)	(52)	—	—

Net increase (decrease).	(569)	(1,160)	(394)	(12)	(65)	(98)	(16)	(18)	—	—

Conservative Allocation Fund
Shares issued	274	46	6	27	4	2	3	8	—	—
Share reinvested	5	5	4	5	1	1	1	1	—	—
Shares redeemed	(38)	(31)	(282)	(16)	(7)	(19)	(16)	(48)	—	—

Net increase (decrease).	241	20	(272)	16	(2)	(16)	(12)	(39)	—	—

7.    Market and Credit Risk

Some countries in which certain of the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant pro -

Allegiant Equity and Asset Allocation Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2005 (Unaudited)

portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Balanced Allocation Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price.

8.    Securities Lending

To generate additional income, the Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with Union Bank of California (“UBOC”), the securities lending agent. The Funds may lend up to 50% of securities in which they are invested requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The Funds receive 70% of the gross income earned, comprised of interest received on the collateral net of broker rebates and other expenses incurred by UBOC.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

9.    Fund Mergers/Reorganizations

Effective October 11, 2004, under the Agreement and Plan of Reorganization approved on October 7, 2004 by shareholders of The Provident Riverfront Funds, all of the assets and liabilities of The Provident Riverfront Funds were transferred in a tax-free exchange into the Allegiant Funds as follows:

	Provident Riverfront Funds				Allegiant Funds
Acquired Fund	Shares Exchanged	Net Assets on 10/10/04	Unrealized Appreciation (Depreciation)	Accumulated Net Realized Losses	Acquiring Fund	Net Assets on 10/10/04	Aggregate Net Assets
Balanced Fund	1,238,276	$11,730,631	$377,864	$(3,185,800)	Balanced Allocation Fund	$157,994,088	$169,724,719
Large Company Select Fund	1,208,032	21,308,937	(301,768)	(21,447,303)	Large Cap Growth Fund	654,110,443	675,419,380
Select Value Fund	1,216,728	20,633,711	2,161,697	(12,194,355)	Large Cap Value Fund	584,730,753	605,364,464
Small Company Select Fund	1,139,418	9,655,473	(230,648)	(4,137,674)	Small Cap Growth Fund	83,236,418	92,891,891

10.    Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Trust’s Board of Trustees, including all of the independent Trustees, approved an initial Advisory Agreement for the Allegiant Multi-Factor Small Cap Core, Allegiant Multi-Factor Small Cap Growth, and Allegiant Multi-Factor Small Cap Focused Value Funds between the Trust and Allegiant Asset Management Company (“Adviser”), the initial Polaris Capital Management, Inc. (“Polaris”) Sub-Advisory Agreement with respect to the International Value Component of the International Equity Fund between Polaris and the Adviser, and approved the continuation of each of the other Advisory Agreements for the Funds covered in this report, pursuant to which the Adviser provides the Trust with investment advisory services, and the Allegiant Investment Counselors (“Investment Counselors”) Sub-Advisory Agreement between the Adviser and Investment Counselors, for an additional one-year period.

In connection with such approvals, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s and Sub-Advisers’ services, experience and qualifications. The information considered by the Trustees at their meetings, and in supplemental information provided to the Trustees, with regard to the Adviser or Sub-Advisers, as applicable, included: (i) the history, organization and client base of the Adviser and Sub-Advisers, (ii) fees under the advisory and sub-advisory agreements and fee waivers for the Funds and, for the Adviser and Sub-Advisers, comparative industry fee and expense data, (iii) any incidental non-monetary benefits realized through the Adviser’s and Sub-Advisers’ relationships with the Funds, (iv) the investment performance of the Funds (or of the Adviser and Sub-Advisers in connection with new funds or agreements), (v) ancillary services provided by the Adviser and Sub-Advisers and their affiliates, (vi) any economies of scale realized by the Adviser, Sub-Advisers and the Funds, and (vii) the Adviser’s and Sub-Advisers’ direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning the investment philosophy, techniques and strategies employed by the Adviser and Sub-Advisers in managing the Funds and the Adviser’s and Sub-Advisers’ compliance procedures and controls. The Board considered analyses comparing each Fund’s advisory fees and total expenses to averages for the universe of mutual funds for each Fund’s asset class. The Board also considered a report from the Adviser on soft dollar commissions which included information on brokers, the recent fiscal period total commissions paid for each Fund, the various research and other services obtained with soft dollar commissions, and the Adviser’s and Sub-Advisers’ policies for budgeting and allocating soft dollar payments.

After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board and independent Trustees concluded that the compensation payable under the Advisory Agreements and the Sub-Advisory Agreements was fair and equitable with respect to each Fund and approved the continuation of the Advisory Agreements for the Funds and Investment Counselors Sub-Advisory Agreement and the execution of the Advisory Agreement with respect to the Allegiant Multi-Factor Small Cap Core, Allegiant Multi-Factor Small Cap Focused Value, and Allegiant Multi-Factor Small Cap Growth Funds and the Polaris Sub-Advisory Agreement.

The Trust’s Board of Trustees, including all of the independent trustees, also received presentations from representatives of the Adviser and the Sub-Advisers and discussed the written materials that had been provided by the Adviser and the Sub-Advisers with respect to the proposed approvals of the Advisory and Sub-Advisory Agreements, as discussed below.

Nature, Extent and Quality of Services Provided by the Adviser and Sub-Adviser

The Board considered the Adviser’s portfolio management services and activities related to portfolio management. The Board reviewed the Adviser’s and Sub-Advisers’ use of technology, research capabilities, and investment management staff. The Board discussed the Adviser’s and Sub-Advisers’ experience and qualifications of the personnel providing services, including the background and experience of the members of the portfolio management teams. Brokerage commissions and trading policies were reviewed, including soft dollar payments, execution, commission payments and electronic trading. The Board’s review included the Adviser’s and Sub-Advisers’ trade allocation practices and criteria used to select brokers, including any soft dollar benefits the Adviser and Sub-Advisers may realize from allocating brokerage transactions in exchange for research. The Board also considered information that disclosed that all trades made on behalf of the Funds, including those in connection with soft dollar commissions, would receive best execution. Senior management of the Adviser discussed the structure and operations of the asset management business of the Adviser. The Board reviewed the Adviser’s and Sub-Advisers’ management structure, assets under management and investment philosophies and processes. The Board discussed its relationship with the

Adviser, noting that the Adviser communicated well with the Board and was always responsive to the Board’s requests for information. The Board reviewed the projected profitability charts prepared for each new Fund, and profitability reports for existing Funds, and discussed the other benefits that may accrue to the Adviser and its affiliates and the Sub-Advisers and their affiliates, if any, due to the relationships with the Funds, including any non-monetary benefits accruing to the Adviser and/or its affiliates as a result of the Adviser’s advisory position with the Funds. The Board also reviewed entrepreneurial risks associated with new Funds, including lower than expected revenues and higher than expected expenses. Among the factors reviewed, the Board considered that the Adviser’s management of the Funds could generate economies of scale. The compliance policies and procedures of the Adviser and Sub-Advisers, including interaction by the parties with the Trust’s chief compliance officer and compliance with each Fund’s investment objective and investment restrictions were reviewed and discussed.

Investment Performance of the Funds

In considering the investment performance of the Adviser and the Sub-Advisers, the Board compared the investment performance of the Adviser and Sub-Advisers to the performance of comparable fund peer groups and benchmark indices and the investment performance of similar accounts or Funds managed by the Adviser and Sub-Advisers, where applicable. The Board also reviewed the Adviser’s proposed investment approach for each Fund, including the Adviser’s and Sub-Advisers’ investment philosophy, policies, techniques and strategies.

Costs of the Services, Profitability and Economies of Scale

The Board reviewed and discussed detailed information concerning revenues received by the Adviser and Sub-Advisers under the agreements and expenses they incurred in managing the Funds. The Board reviewed profitability reports for the Funds presented by the Adviser, which included projected profitability for new Funds. The Board discussed the other benefits that may accrue to the Adviser and its affiliates and the Sub-Advisers and their affiliates due to their relationships with the Funds, including research received under soft dollar arrangements. The Board concluded that the profits were reasonable in view of the services provided to the Funds. The Board discussed whether the Funds have benefited from economies of scale and the potential for realization of economies of scale through fee waivers or reimbursement, or through fee and expense reduction, and concluded that the Adviser’s management of the Trust could generate economies of scale.

Fees

The Board reviewed each Fund’s proposed advisory fee structure, each Fund’s total operating expense ratios and the Adviser’s proposed voluntary fee waivers for each Fund. In so doing, the Board examined each Fund’s fees and expenses as compared to its respective comparable fund peer group. Those comparisons aided the Board in evaluating the reasonableness of the investment advisory fees to be paid by each of the Funds. The Board also was provided with information pertaining to fees charged by the Adviser for private accounts managed by it and on the brokerage and research services received by the Adviser in connection with the placement of brokerage transactions for the Funds.

Approval of the Agreements

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of advisory contracts, the Board meets regularly, at least each quarter, and considers matters related to the Trust’s Advisory and Sub-Advisory Agreements including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, concluded that the proposed investment advisory fees to be paid by each Fund to the Adviser, including the fees paid to each Sub-Adviser, were reasonable in light of the services to be provided by the Adviser and the Sub-Advisers, that the proposed Advisory and Sub-Advisory Agreements were fair and in the best interests of the Funds and that the Advisory and Sub-Advisory Agreements should be approved.

Proxy Voting

A description of the policies and procedures that Allegiant Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how Allegiant Funds voted proxies during the most recent 12-month period ending June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at www.allegiantfunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedules of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at www.allegiantfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Supplementary Proxy Information

A Special Meeting of Shareholders of the Allegiant International Equity Fund (the “Fund”) was held on August 22, 2005. Shareholders of the Fund approved the sub-advisory agreement between the Adviser and Polaris Capital Management, Inc., on behalf of the Fund. The following represents the voting results of the proposal considered at the meeting.

	Shares Voted	% of Shares Voted	% of Total Shares Outstanding
For	14,300,691	99.726%	75.374%
Against	21,799	0.152	0.115
Abstain	17,515	0.122	0.092

Investment Adviser

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Distributor

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

www.allegiantfunds.com

760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER:

ALL-SA-002-1205

SEMI-ANNUAL REPORT
NOVEMBER 30, 2005
(Unaudited)

Fixed Income Funds
Tax Free Bond Funds

Allegiant™

The Discipline of Investing,
a Commitment to Results

ALLEGIANT FIXED INCOME AND TAX FREE BOND FUNDS

SEMI-ANNUAL REPORT

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond fund

TAX FREE BOND FUNDS

Intermediate Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

EQUITY FUNDS

International Equity Fund

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Growth Fund

Mid Cap Value Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Focused Value Fund

  (formerly Multi-Factor Small Cap Value Fund)

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

  (formerly Small Cap Value Fund)

S&P 500® Index Fund

Small Cap Core Fund

Small Cap Growth Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund

Balanced Allocation Fund

Conservative Allocation Fund

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

Chairman’s and President’s Message 1

Summary of Portfolio Holdings 2

Expense Tables 3

	Financial Highlights	Statements of Net Assets
Bond Fund	5	14
Government Mortgage Fund	6	18
Intermediate Bond Fund	7	20
Limited Maturity Bond Fund	8	24
Total Return Advantage Fund	9	27
Ultra Short Bond Fund	9	31
Intermediate Tax Exempt Bond Fund	10	34
Michigan Intermediate Municipal Bond Fund	11	38
Ohio Intermediate Tax Exempt Bond Fund	12	40
Pennsylvania Intermediate Municipal Bond Fund	13	44

Statements of Operations 47

Statements of Changes in Net Assets 50

Notes to Financial Statements 54

Trustees Review and Approval of Advisory Agreements 63

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges, and expenses of the Allegiant Fixed Income and Tax Free Bond Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional or calling 1-800-622-FUND (3863) or downloading one at www.allegiantfunds.com. Please read it carefully before investing.

NOT FDIC INSURED    •    NO BANK GUARANTEE    •    MAY LOSE VALUE

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at www.allegiantfunds.com.

Allegiant Asset Management Company (“AAM”) serves as investment adviser to the Funds, for which it receives an investment advisory fee. The Funds are distributed by Professional Funds Distributor, LLC (“PFD”), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with AAM and is not a bank.

Allegiant Fixed Income and Tax Free Bond Funds

CHAIRMAN’S AND PRESIDENT’S MESSAGE

JANUARY 2006

Dear Shareholders:

The Allegiant Funds Semi-Annual Report covering the period June 1, 2005 through November 30, 2005 provides you with important information on your investments. This report contains unaudited financial statements including detailed portfolio holdings and financial highlights of the Funds’ operations during the reporting period. During the six month-period, total net assets of the Allegiant Funds decreased 4.4% from $11.5 to $10.9 billion primarily due to net outflows from the Money Market Funds.

During the reporting period, Allegiant Funds expanded its small cap fund offerings with the launch of three new Funds in October. The Allegiant Multi-Factor Small Cap Core Fund, Allegiant Multi-Factor Small Cap Focused Value Fund and Allegiant Multi-Factor Small Cap Growth Fund are managed by the adviser’s Structured Equity portfolio management team using a well established investment process. The International Equity Fund also added Polaris Capital Management, Inc. as sub-adviser. Polaris is responsible for managing the value component of the portfolio to complement the adviser’s management of the growth component.

If you have any questions regarding the Allegiant Funds, please visit our web site at www.allegiantfunds.com, contact your investment professional or call Investor Services at 1-800-622-FUND (3863). Our staff is available 8.00 a.m. to 6.00 p.m. (Monday through Friday) to help you with questions regarding investing. Your feedback is always welcomed.

Thank you for your continued confidence in us and we look forward to serving your investment needs in the year ahead. Best wishes for a happy, healthy and prosperous New Year.

Sincerely,

Robert D. Neary Chairman	Herbert R. Martens, Jr. President

1

Allegiant Fixed Income and Tax Free Bond Funds

SUMMARY OF PORTFOLIO HOLDINGS

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the Allegiant Fixed Income and Tax Free Bond Funds as of November 30, 2005.

Bond Fund
Federal National Mortgage Association	33.5%
U.S. Treasury Notes	25.2
Corporate Bonds	12.5
Asset Backed Securities	6.6
Federal Home Loan Mortgage Corporation	6.5
Commercial Paper	5.4
Federal Home Loan Bank	4.6
U.S. Treasury Bonds	2.4
Affiliated Money Market Fund	1.3
Collateralized Mortgage Obligations	1.2
Government National Mortgage Association	0.8

100.0%

Government Mortgage Fund

Federal National Mortgage Association	61.6%
Commercial Paper	11.8
Federal Home Loan Mortgage Corporation	7.9
Federal Home Loan Bank	7.4
Government National Mortgage Association	5.9
Asset Backed Securities	3.0
Affiliated Money Market Fund	2.1
Collateralized Mortgage Obligations	0.3

100.0%

Intermediate Bond Fund
U.S. Treasury Notes	30.1%
Federal National Mortgage Association	20.8
Corporate Bonds	18.8
Federal Home Loan Mortgage Corporation	8.0
Federal Home Loan Bank	6.7
Asset Backed Securities	5.1
Collateralized Mortgage Obligations	4.5
Commercial Paper	4.5
Affiliated Money Market Fund	1.4
Government National Mortgage Association	0.1

100.0%

Limited Maturity Bond Fund
Asset Backed Securities	21.1%
Collateralized Mortgage Obligations	21.0
Corporate Bonds	18.5
Federal National Mortgage Association	12.6
U.S. Treasury Notes	12.2
Federal Home Loan Mortgage Corporation	8.9
Affiliated Money Market Fund	3.5
Federal Home Loan Bank	2.2

100.0%

Total Return Advantage Fund
U.S. Treasury Notes	31.4%
Corporate Bonds	21.1
Federal National Mortgage Association	13.7
U.S. Treasury Bonds	11.2
Collateralized Mortgage Obligations	8.0
Federal Home Loan Mortgage Corporation	5.4
Asset Backed Securities	3.5
Federal Home Loan Bank	3.2
Affiliated Money Market Fund	2.5

100.0%

Ultra Short Bond Fund
Federal National Mortgage Association	29.5%
Asset Backed Securities	19.6
U.S. Treasury Notes	18.1
Corporate Bonds	14.9
Collateralized Mortgage Obligations	14.0
Affiliated Money Market Fund	3.9

100.0%

Intermediate Tax Exempt Bond Fund Fund
General Obligations	46.7%
Agency Obligations	38.4
Utility Bonds	10.9
Prerefunded & Escrowed to Maturity Bonds	2.9
Hospital Bonds	0.9
Affiliated Money Market Fund	0.2

100.0%

Michigan Intermediate Municipal Bond Fund
General Obligations	70.4%
Agency Obligations	14.4
Hospital Bonds	11.6
Prerefunded & Escrowed to Maturity Bonds	3.6

100.0%

Ohio Intermediate Tax Exempt Bond Fund
General Obligations	71.2%
Agency Obligations	17.0
Utility Bonds	4.8
Revenue Bonds	3.7
Hospital Bonds	3.1
Prerefunded & Escrowed to Maturity Bonds	0.2

100.0%

Pennsylvania Intermediate Municipal Bond Fund
General Obligations	56.0%
Agency Obligations	39.1
Prerefunded & Escrowed to Maturity Bonds	2.0
Hospital Bonds	1.7
Utility Bonds	0.8
Affiliated Money Market Fund	0.4

100.0%

2

Allegiant Fixed Income and Tax Free Bond Funds

EXPENSE TABLES

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2005 to November 30, 2005).

The Expense Tables illustrate your Fund’s costs in two ways.

•	Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The ‘‘Ending Account Value’’ shown is derived from the Fund’s actual return, and ‘‘Expenses Paid During Period’’ shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading ‘‘Expenses Paid During Period’’.

•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case—because the return used is not your Fund’s actual return—the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the ‘‘SEC’’) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Where applicable, additional expense information is provided to reflect the impact of changes in expenses that occurred during the period. You may use this information to evaluate Fund expenses as if the changes had been in effect throughout the period.

	Beginning Account Value 06/01/05	Ending Account Value 11/30/05	Annualized Expense Ratio	Expenses Paid During Period*

Bond Fund***
Actual
Class I	$1,000.00	$992.90	0.72%	$3.60
Class A	1,000.00	991.70	0.97	4.48
Class B	1,000.00	989.20	1.66	8.28
Class C	1,000.00	988.20	1.66	8.27
Hypothetical**
Class I	1,000.00	1,021.39	0.72	3.65
Class A	1,000.00	1,020.14	0.97	4.91
Class B	1,000.00	1,016.68	1.66	8.39
Class C	1,000.00	1,016.68	1.66	8.39

***    The information presented above reflects the waiver of 0.10% of the Fund's Investment advisory fees from 10/1/05 to 11/30/05 (see Note 3 in Notes to Financial Statements). Had the waiver of Investment advisory fees been in effect for the period 6/1/05 to 11/30/05, the information would have been as follows:

Actual
Class I	$1,000.00	$993.90	0.65%	$3.25
Class A	1,000.00	992.70	0.90	4.50
Class B	1,000.00	990.20	1.59	7.93
Class C	1,000.00	989.20	1.59	7.93
Hypothetical**
Class I	1,000.00	1,021.74	0.65	3.29
Class A	1,000.00	1,020.49	0.90	4.56
Class B	1,000.00	1,017.03	1.59	8.04
Class C	1,000.00	1,017.03	1.59	8.04

	Beginning Account Value 06/01/05	Ending Account Value 11/30/05	Annualized Expense Ratio	Expenses Paid During Period*

Government Mortgage Fund
Actual
Class I	$1,000.00	$995.70	0.64%	$3.20
Class A	1,000.00	995.50	0.89	4.45
Class B	1,000.00	992.00	1.58	7.89
Class C	1,000.00	992.10	1.58	7.89
Class R	1,000.00	994.00	1.18	5.90
Hypothetical**
Class I	1,000.00	1,021.79	0.64	3.24
Class A	1,000.00	1,020.54	0.89	4.51
Class B	1,000.00	1,017.08	1.58	7.99
Class C	1,000.00	1,017.08	1.58	7.99
Class R	1,000.00	1,019.08	1.18	5.97

Intermediate Bond Fund
Actual
Class I	$1,000.00	$996.30	0.60%	$3.00
Class A	1,000.00	994.20	0.85	4.25
Class B	1,000.00	991.70	1.54	7.69
Class C	1,000.00	991.70	1.54	7.69
Hypothetical**
Class I	1,000.00	1,021.99	0.60	3.04
Class A	1,000.00	1,020.74	0.85	4.31
Class B	1,000.00	1,017.28	1.54	7.79
Class C	1,000.00	1,017.28	1.54	7.79

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), (including contingent deferred sales charges), and redemption fees for certain Classes of certain Funds, all of which is described in the Prospectus. Therefore, the information in the section labeled ‘‘Hypothetical’’ is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds. If these transactional costs were included, your costs would be higher.

* Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

** Assumes annual return of 5% before expenses.

3

Allegiant Fixed Income and Tax Free Bond Funds

Expense Tables

* Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

** Assumes annual return of 5% before expenses.

	Beginning Account Value 06/01/05	Ending Account Value 11/30/05	Annualized Expense Ratio	Expenses Paid During Period*

Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$1,006.30	0.57%	$2.85
Class A	1,000.00	1,005.00	0.82	4.10
Class B	1,000.00	1,001.60	1.51	7.54
Class C	1,000.00	1,001.60	1.51	7.54
Class R	1,000.00	1,003.60	1.11	5.54
Hypothetical**
Class I	1,000.00	1,022.14	0.57	2.89
Class A	1,000.00	1,020.89	0.82	4.15
Class B	1,000.00	1,017.43	1.51	7.64
Class C	1,000.00	1,017.43	1.51	7.64
Class R	1,000.00	1,019.43	1.11	5.62

Total Return Advantage Fund
Actual
Class I	$1,000.00	$992.60	0.62%	$3.10
Class A	1,000.00	990.40	0.87	4.34
Class B	1,000.00	987.00	1.56	7.77
Class C	1,000.00	987.90	1.56	7.77
Class R	1,000.00	988.80	1.16	5.78
Hypothetical**
Class I	1,000.00	1,021.89	0.62	3.14
Class A	1,000.00	1,020.64	0.87	4.41
Class B	1,000.00	1,017.18	1.56	7.89
Class C	1,000.00	1,017.18	1.56	7.89
Class R	1,000.00	1,019.18	1.16	5.87

Ultra Short Bond Fund
Actual
Class I	$1,000.00	$1,011.60	0.37%	$1.87
Class A	1,000.00	1,010.30	0.62	3.12
Hypothetical**
Class I	1,000.00	1,023.14	0.37	1.88
Class A	1,000.00	1,021.89	0.62	3.14

Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,000.40	0.63%	$3.16
Class A	1,000.00	993.30	0.88	4.41
Class B	1,000.00	995.70	1.57	7.85
Class C	1,000.00	995.80	1.57	7.85
Hypothetical**
Class I	1,000.00	1,021.84	0.63	3.19
Class A	1,000.00	1,020.59	0.88	4.46
Class B	1,000.00	1,017.13	1.57	7.94
Class C	1,000.00	1,017.13	1.57	7.94

	Beginning Account Value 06/01/05	Ending Account Value 11/30/05	Annualized Expense Ratio	Expenses Paid During Period*

Michigan Intermediate Municipal Bond Fund
Actual
Class I	$1,000.00	$1,001.70	0.62%	$3.11
Class A	1,000.00	1,000.40	0.87	4.36
Class B	1,000.00	997.00	1.56	7.81
Class C	1,000.00	996.10	1.56	7.81
Hypothetical**
Class I	1,000.00	1,021.89	0.62	3.14
Class A	1,000.00	1,020.64	0.87	4.41
Class B	1,000.00	1,017.18	1.56	7.89
Class C	1,000.00	1,017.18	1.56	7.89

Ohio Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,000.90	0.60%	$3.01
Class A	1,000.00	1,000.50	0.85	4.26
Class B	1,000.00	996.10	1.54	7.71
Class C	1,000.00	997.00	1.54	7.71
Hypothetical**
Class I	1,000.00	1,021.99	0.60	3.04
Class A	1,000.00	1,020.74	0.85	4.31
Class B	1,000.00	1,017.28	1.54	7.79
Class C	1,000.00	1,017.28	1.54	7.79

Pennsylvania Intermediate Municipal Bond Fund
Actual
Class I	$1,000.00	$1,000.70	0.62%	$3.11
Class A	1,000.00	999.40	0.87	4.36
Class C	1,000.00	996.00	1.56	7.81
Hypothetical**
Class I	1,000.00	1,021.89	0.62	3.14
Class A	1,000.00	1,020.64	0.87	4.41
Class C	1,000.00	1,017.18	1.56	7.89

4

Allegiant Fixed Income Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30, 2005 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate[4]
BOND FUND**

CLASS I
2005*	$10.22	$0.21[1]	$(0.28)	$(0.22)	$—	$9.93	(0.71)%	$372,953	0.72%	4.07%	0.75%	4.04%	229%
2005	9.98	0.41[1]	0.25	(0.42)	—	10.22	6.69	374,907	0.76	3.99	0.76	3.99	515
2004	10.44	0.39[1]	(0.45)	(0.40)	—	9.98	(0.62)	415,151	0.74	3.86	0.74	3.86	338
2003	9.86	0.48[1]	0.56	(0.46)	—	10.44	10.74	617,012	0.71	4.73	0.71	4.73	213
2002[3]	9.71	0.56[1]	0.14	(0.55)	—	9.86	7.40	798,688	0.71	5.70	0.71	5.70	98
2001	9.37	0.62	0.34	(0.62)	—	9.71	10.50	842,906	0.72	6.39	0.77	6.34	73

CLASS A
2005*	10.25	0.20[1]	(0.28)	(0.21)	—	9.96	(0.83)	9,296	0.97	3.82	1.00	3.79	229
2005	10.00	0.38[1]	0.26	(0.39)	—	10.25	6.52	10,908	1.01	3.74	1.01	3.74	515
2004	10.47	0.37[1]	(0.47)	(0.37)	—	10.00	(0.96)	11,193	0.99	3.61	0.99	3.61	338
2003	9.88	0.46[1]	0.56	(0.43)	—	10.47	10.57	14,985	0.96	4.48	0.96	4.48	213
2002[3]	9.73	0.54[1]	0.14	(0.53)	—	9.88	7.13	9,530	0.96	5.45	0.96	5.45	98
2001	9.40	0.59	0.34	(0.60)	—	9.73	10.26	8,944	0.97	6.14	1.02	6.09	73

CLASS B
2005*	10.23	0.16[1]	(0.27)	(0.17)	—	9.95	(1.08)	814	1.66	3.13	1.69	3.10	229
2005	9.99	0.31[1]	0.25	(0.32)	—	10.23	5.68	934	1.71	3.04	1.71	3.04	515
2004	10.45	0.30[1]	(0.46)	(0.30)	—	9.99	(1.56)	1,491	1.69	2.91	1.69	2.91	338
2003	9.87	0.38[1]	0.56	(0.36)	—	10.45	9.70	2,095	1.67	3.77	1.67	3.77	213
2002[3]	9.72	0.47[1]	0.14	(0.46)	—	9.87	6.39	2,133	1.67	4.74	1.67	4.74	98
2001	9.38	0.54	0.33	(0.53)	—	9.72	9.46	2,317	1.67	5.44	1.67	5.44	73

CLASS C
2005*	10.22	0.16[1]	(0.28)	(0.17)	—	9.93	(1.18)	257	1.66	3.13	1.69	3.10	229
2005	9.98	0.31[1]	0.25	(0.32)	—	10.22	5.68	279	1.71	3.04	1.71	3.04	515
2004	10.44	0.30[1]	(0.46)	(0.30)	—	9.98	(1.56)	327	1.69	2.91	1.69	2.91	338
2003	9.86	0.38[1]	0.56	(0.36)	—	10.44	9.70	403	1.67	3.77	1.67	3.77	213
2002[3]	9.71	0.45[1]	0.16	(0.46)	—	9.86	6.39	150	1.67	4.74	1.67	4.74	98
2001[2]	9.48	0.52	0.23	(0.52)	—	9.71	8.06	62	1.67	5.44	1.67	5.44	73

*	For the six months ended November 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Effective June 9, 2000, the Parkstone Bond Fund was merged into the Bond Fund. The net asset values at the beginning of each period and the changes in net asset values, including the net asset values at the end each period listed have been restated to reflect the conversion ratios of 0.9799154 for Class I, 0.9725738 for Class A and 0.9756871 for Class B on the date of reorganization.
†	Total return excludes sales charge.
[1]	Per share data calculated using average shares outstanding method.
[2]	Bond Fund Class C commenced operations on June 12, 2000. All ratios for the period have been annualized. Total return for the period has not been annualized.
[3]	As required, effective June 1, 2001, Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses as an adjustment to interest income. This resulted in a $0.01 increase in Net Investment Income Per Share and a $0.01 decrease in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The effect of this change also resulted in an increase in the Ratio of Net Investment Income to Average Net Assets of 0.06% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
[4]	Due to its investment strategy, Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See Notes to Financial Statements.

5

Allegiant Fixed Income Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30, 2005 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate[2]
GOVERNMENT MORTGAGE FUND

CLASS I
2005*	$9.34	$0.21[1]	$(0.25)	$(0.22)	$—	$9.08	(0.43)%	$241,032	0.64%	4.57%	0.79%	4.42%	333%
2005	9.23	0.41[1]	0.15	(0.45)	—	9.34	6.18	239,724	0.67	4.44	0.82	4.29	753
2004	9.58	0.37[1]	(0.32)	(0.40)	—	9.23	0.63	244,380	0.69	4.09	0.78	4.00	380
2003	9.45	0.39[1]	0.19	(0.45)	—	9.58	6.15	190,678	0.77	4.09	0.77	4.09	364
2002[4]	9.22	0.50[1]	0.22	(0.49)	—	9.45	7.94	185,755	0.76	5.29	0.76	5.29	219
2001	8.77	0.57	0.45	(0.57)	—	9.22	11.95	155,683	0.79	6.27	0.84	6.22	78

CLASS A
2005*	9.33	0.20[1]	(0.24)	(0.21)	—	9.08	(0.45)	18,895	0.89	4.32	1.04	4.17	333
2005	9.23	0.39[1]	0.14	(0.43)	—	9.33	5.81	21,300	0.92	4.19	1.07	4.04	753
2004	9.57	0.35[1]	(0.31)	(0.38)	—	9.23	0.38	17,184	0.94	3.84	1.03	3.75	380
2003	9.45	0.37[1]	0.18	(0.43)	—	9.57	5.89	18,067	1.02	3.84	1.02	3.84	364
2002[4]	9.22	0.47[1]	0.22	(0.46)	—	9.45	7.67	13,387	1.01	5.04	1.01	5.04	219
2001	8.77	0.55	0.45	(0.55)	—	9.22	11.66	13,863	1.03	6.03	1.08	5.98	78

CLASS B
2005*	9.31	0.17[1]	(0.24)	(0.18)	—	9.06	(0.80)	4,154	1.58	3.63	1.73	3.48	333
2005	9.20	0.33[1]	0.14	(0.36)	—	9.31	5.19	5,006	1.62	3.49	1.77	3.34	753
2004	9.55	0.28[1]	(0.32)	(0.31)	—	9.20	(0.32)	6,729	1.64	3.14	1.73	3.05	380
2003	9.42	0.30[1]	0.19	(0.36)	—	9.55	5.14	7,330	1.73	3.13	1.73	3.13	364
2002[4]	9.19	0.41[1]	0.22	(0.40)	—	9.42	6.93	6,801	1.72	4.33	1.72	4.33	219
2001	8.74	0.49	0.44	(0.48)	—	9.19	10.90	7,160	1.74	5.32	1.74	5.32	78

CLASS C
2005*	9.32	0.17[1]	(0.24)	(0.18)	—	9.07	(0.79)	2,168	1.58	3.63	1.73	3.48	333
2005	9.22	0.32[1]	0.14	(0.36)	—	9.32	5.07	2,095	1.62	3.49	1.77	3.34	753
2004	9.56	0.28[1]	(0.31)	(0.31)	—	9.22	(0.21)	2,344	1.64	3.14	1.73	3.05	380
2003	9.43	0.30[1]	0.19	(0.36)	—	9.56	5.15	1,246	1.73	3.13	1.73	3.13	364
2002[4]	9.20	0.41[1]	0.22	(0.40)	—	9.43	6.93	752	1.72	4.33	1.72	4.33	219
2001[5]	8.83	0.45	0.37	(0.45)	—	9.20	9.51	113	1.74	5.32	1.74	5.32	78

CLASS R
2005*	9.31	0.19[1]	(0.24)	(0.20)	—	9.06	(0.60)	82	1.18	4.03	1.33	3.88	333
2005	9.21	0.37[1]	0.13	(0.40)	—	9.31	5.49	198	1.22	3.89	1.37	3.74	753
2004[3]	9.30	0.28[1]	(0.06)	(0.31)	—	9.21	2.32	222	1.19	3.76	1.28	3.67	380

*	For the six months ended November 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
[1]	Per share data calculated using average shares outstanding method.
[2]	Due to their investment strategy, Government Mortgage Fund and Intermediate Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.
[3]	Government Mortgage Fund Class C and Class R commenced operations on June 21, 2000 and July 31, 2003, respectively. All ratios for the period have been annualized. Total return for the period has not been annualized.
[4]	As required, effective June 1, 2001, Government Mortgage Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses as an adjustment to interest income. This resulted in a $0.02 decrease in Net Investment Income Per Share and an increase of $0.02 in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The effect of this change also resulted in a decrease in the Ratio of Net Investment Income to Average Net Assets of 0.18% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

See Notes to Financial Statements.

6

	Net Asset Value, Beginning of Period	Net Investment Income	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate[2]
INTERMEDIATE BOND FUND

CLASS I
2005*	$10.78	$0.20[1]	$(0.24)	$(0.21)	$—	$10.53	(0.37)%	$428,670	0.60%	3.77%	0.75%	3.62%	158%
2005	10.69	0.37[1]	0.09	(0.37)	—	10.78	4.38	461,620	0.60	3.43	0.75	3.28	280
2004	11.09	0.37[1]	(0.40)	(0.37)	—	10.69	(0.26)	439,369	0.59	3.40	0.74	3.25	164
2003	10.40	0.43[1]	0.69	(0.43)	—	11.09	11.00	418,964	0.58	4.01	0.73	3.86	129
2002	10.24	0.55[1]	0.16	(0.55)	—	10.40	7.05	346,788	0.57	5.27	0.72	5.12	141
2001	9.90	0.64	0.34	(0.64)	—	10.24	10.16	345,059	0.59	6.34	0.79	6.14	133

CLASS A
2005*	10.80	0.19[1]	(0.25)	(0.20)	—	10.54	(0.58)	12,701	0.85	3.52	1.00	3.37	158
2005	10.70	0.34[1]	0.11	(0.35)	—	10.80	4.21	14,108	0.85	3.18	1.00	3.03	280
2004	11.11	0.34[1]	(0.41)	(0.34)	—	10.70	(0.60)	13,662	0.84	3.15	0.99	3.00	164
2003	10.42	0.41[1]	0.69	(0.41)	—	11.11	10.71	11,250	0.83	3.76	0.98	3.61	129
2002	10.26	0.52[1]	0.16	(0.52)	—	10.42	6.78	8,926	0.82	5.02	0.97	4.87	141
2001	9.92	0.62	0.34	(0.62)	—	10.26	9.88	8,172	0.84	6.09	1.04	5.89	133

CLASS B
2005*	10.80	0.15[1]	(0.24)	(0.16)	—	10.55	(0.83)	5,826	1.54	2.83	1.69	2.68	158
2005	10.71	0.27[1]	0.09	(0.27)	—	10.80	3.39	6,471	1.55	2.48	1.70	2.33	280
2004	11.11	0.27[1]	(0.40)	(0.27)	—	10.71	(1.19)	7,379	1.54	2.45	1.69	2.30	164
2003	10.42	0.33[1]	0.69	(0.33)	—	11.11	9.94	4,245	1.54	3.05	1.69	2.90	129
2002	10.26	0.45[1]	0.16	(0.45)	—	10.42	6.03	1,445	1.53	4.31	1.68	4.16	141
2001	9.93	0.56	0.31	(0.54)	—	10.26	9.00	1,392	1.54	5.39	1.69	5.24	133

CLASS C
2005*	10.82	0.15[1]	(0.24)	(0.16)	—	10.57	(0.83)	304	1.54	2.83	1.69	2.68	158
2005	10.73	0.27[1]	0.09	(0.27)	—	10.82	3.39	442	1.55	2.48	1.70	2.33	280
2004	11.13	0.27[1]	(0.40)	(0.27)	—	10.73	(1.19)	525	1.54	2.45	1.69	2.30	164
2003	10.44	0.33[1]	0.69	(0.33)	—	11.13	9.93	654	1.54	3.05	1.69	2.90	129
2002	10.28	0.44[1]	0.17	(0.45)	—	10.44	6.03	413	1.53	4.31	1.68	4.16	141
2001	9.93	0.55	0.35	(0.55)	—	10.28	9.22	180	1.54	5.39	1.69	5.24	133

7

Allegiant Fixed Income Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30, 2005 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
LIMITED MATURITY BOND FUND

CLASS I
2005*	$9.85	$0.15[1]	$(0.09)	$(0.16)	$—	$9.75	0.63%	$193,630	0.57%	3.02%	0.67%	2.92%	60%
2005	9.95	0.25[1]	(0.07)	(0.28)	—	9.85	1.85	212,573	0.55	2.47	0.65	2.37	132
2004	10.17	0.26[1]	(0.20)	(0.28)	—	9.95	0.45	306,914	0.54	2.58	0.64	2.48	136
2003	9.97	0.32[1]	0.22	(0.34)	—	10.17	5.58	308,986	0.54	3.17	0.64	3.07	117
2002[2]	9.87	0.49[1]	0.10	(0.49)	—	9.97	6.09	213,322	0.53	4.89	0.63	4.79	110
2001	9.70	0.60	0.17	(0.60)	—	9.87	8.21	190,243	0.55	5.98	0.73	5.80	87

CLASS A
2005*	9.88	0.14[1]	(0.09)	(0.15)	—	9.78	0.50	5,506	0.82	2.77	0.92	2.67	60
2005	9.98	0.22[1]	(0.06)	(0.26)	—	9.88	1.60	6,798	0.80	2.22	0.90	2.12	132
2004	10.20	0.24[1]	(0.21)	(0.25)	—	9.98	0.30	7,809	0.79	2.33	0.89	2.23	136
2003	10.00	0.30[1]	0.21	(0.31)	—	10.20	5.21	11,369	0.79	2.92	0.89	2.82	117
2002[2]	9.90	0.47[1]	0.10	(0.47)	—	10.00	5.87	7,039	0.73	4.69	0.83	4.59	110
2001	9.74	0.60	0.16	(0.60)	—	9.90	7.99	5,022	0.65	5.88	0.83	5.70	87

CLASS B
2005*	9.88	0.10[1]	(0.08)	(0.12)	—	9.78	0.16	981	1.51	2.08	1.61	1.98	60
2005	9.98	0.15[1]	(0.06)	(0.19)	—	9.88	0.90	1,187	1.50	1.52	1.60	1.42	132
2004	10.20	0.16[1]	(0.20)	(0.18)	—	9.98	(0.39)	1,477	1.49	1.63	1.59	1.53	136
2003	10.00	0.23[1]	0.21	(0.24)	—	10.20	4.47	1,721	1.50	2.21	1.60	2.11	117
2002[2]	9.90	0.39[1]	0.11	(0.40)	—	10.00	5.07	1,329	1.49	3.93	1.59	3.83	110
2001	9.73	0.51	0.17	(0.51)	—	9.90	7.16	742	1.53	5.00	1.63	4.90	87

CLASS C
2005*	9.88	0.10[1]	(0.08)	(0.12)	—	9.78	0.16	673	1.51	2.08	1.61	1.98	60
2005	9.98	0.15[1]	(0.06)	(0.19)	—	9.88	0.89	870	1.50	1.52	1.60	1.42	132
2004	10.20	0.16[1]	(0.20)	(0.18)	—	9.98	(0.40)	1,428	1.49	1.63	1.59	1.53	136
2003	10.00	0.23[1]	0.21	(0.24)	—	10.20	4.47	1,572	1.50	2.21	1.60	2.11	117
2002[2]	9.89	0.36[1]	0.15	(0.40)	—	10.00	5.19	888	1.49	3.93	1.59	3.83	110
2001	9.73	0.51	0.16	(0.51)	—	9.89	7.06	64	1.53	5.00	1.63	4.90	87

CLASS R
2005*	9.88	0.12[1]	(0.09)	(0.13)	—	9.78	0.36	52	1.11	2.48	1.21	2.38	60
2005	9.98	0.18[1]	(0.05)	(0.23)	—	9.88	1.30	169	1.10	1.92	1.20	1.82	132
2004[3]	10.10	0.16[1]	(0.10)	(0.18)	—	9.98	0.58	141	1.07	1.95	1.17	1.85	136

*	For the six months ended November 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
[1]	Per share data calculated using average shares outstanding method.
[2]	As required, effective June 1, 2001, Limited Maturity Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses as an and losses at an adjustment to interest income. The effect of this change for the year ended May 31, 2002 was $0.01 on per share data and a decrease in the Ratio of Net Investment Income to Average Net Assets of $0.01. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
[3]	Limited Maturity Bond Fund Class R commenced operations on July 31, 2003. All ratios for the period have been annualized. Total return for the period has been been annualized.
[4]	Total Return Advantage Fund Class C and Class R commenced operations on October 3, 2000 and July 31, 2003, respectively. All ratios for the period have been annualized. Total return for the period has not been annualized.
[5]	As required, effective June 1, 2001, Total Return Advantage Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses as an adjustment to interest income. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data and 0.0% on the ratio of Net Investment Income to Average Net Assets. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
[6]	Ultra Short Bond Fund Class I and Class A commenced operations on December 2, 2002 and January 6, 2003, respectively. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

8

	Net Asset Value, Beginning of Period	Net Investment Income	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
TOTAL RETURN ADVANTAGE FUND

CLASS I
2005*	$10.45	$0.21[1]	$(0.29)	$(0.21)	$—	$10.16	(0.74)%	$321,274	0.62%	3.98%	0.77%	3.83	107%
2005	10.22	0.39[1]	0.33	(0.39)	(0.10)	10.45	7.14	319,802	0.63	3.74	0.78	3.59	214
2004	11.01	0.42[1]	(0.55)	(0.42)	(0.24)	10.22	(1.18)	314,269	0.60	3.92	0.75	3.77	134
2003	10.23	0.49[1]	0.92	(0.53)	(0.10)	11.01	14.18	241,404	0.58	4.60	0.73	4.45	108
2002[5]	10.02	0.55[1]	0.21	(0.55)	—	10.23	7.76	259,402	0.55	5.42	0.72	5.25	88
2001	9.48	0.59	0.54	(0.59)	—	10.02	12.04	355,344	0.51	5.95	0.79	5.67	182

CLASS A
2005*	10.46	0.19[1]	(0.29)	(0.20)	—	10.16	(0.96)	4,695	0.87	3.73	1.02	3.58	107
2005	10.22	0.36[1]	0.34	(0.36)	(0.10)	10.46	6.97	4,384	0.88	3.49	1.03	3.34	214
2004	11.01	0.39[1]	(0.55)	(0.39)	(0.24)	10.22	(1.43)	4,359	0.85	3.67	1.00	3.52	134
2003	10.24	0.45[1]	0.92	(0.50)	(0.10)	11.01	13.79	4,122	0.83	4.35	0.98	4.20	108
2002[5]	10.02	0.53[1]	0.22	(0.53)	—	10.24	7.60	1,350	0.80	5.17	0.97	5.00	88
2001	9.47	0.55	0.56	(0.56)	—	10.02	12.00	1,183	0.76	5.70	1.04	5.42	182

CLASS B
2005*	10.49	0.16[1]	(0.29)	(0.17)	—	10.19	(1.30)	1,175	1.56	3.04	1.71	2.89	107
2005	10.26	0.29[1]	0.33	(0.29)	(0.10)	10.49	6.12	1,180	1.58	2.79	1.73	2.64	214
2004	11.04	0.32[1]	(0.54)	(0.32)	(0.24)	10.26	(2.01)	1,220	1.55	2.97	1.70	2.82	134
2003	10.27	0.39[1]	0.91	(0.43)	(0.10)	11.04	12.97	902	1.54	3.64	1.69	3.49	108
2002[5]	10.05	0.46[1]	0.21	(0.45)	—	10.27	6.83	301	1.51	4.46	1.68	4.29	88
2001	9.50	0.48	0.56	(0.49)	—	10.05	11.18	147	1.49	4.97	1.69	4.77	182

CLASS C
2005*	10.47	0.15[1]	(0.28)	(0.16)	—	10.18	(1.21)	189	1.56	3.04	1.71	2.89	107
2005	10.24	0.29[1]	0.33	(0.29)	(0.10)	10.47	6.12	352	1.58	2.79	1.73	2.64	214
2004	11.03	0.32[1]	(0.55)	(0.32)	(0.24)	10.24	(2.11)	362	1.55	2.97	1.70	2.82	134
2003	10.25	0.38[1]	0.93	(0.43)	(0.10)	11.03	13.09	340	1.54	3.64	1.69	3.49	108
2002[5]	10.04	0.46[1]	0.20	(0.45)	—	10.25	6.73	38	1.51	4.46	1.68	4.29	88
2001[4]	9.73	0.32	0.31	(0.32)	—	10.04	6.54	20	1.49	4.97	1.69	4.77	182

CLASS R
2005*	10.43	0.17[1]	(0.29)	(0.18)	—	10.13	(1.12)	228	1.16	3.44	1.31	3.29	107
2005	10.20	0.33[1]	0.33	(0.33)	(0.10)	10.43	6.56	558	1.18	3.19	1.33	3.04	214
2004[4]	10.48	0.29[1]	(0.04)	(0.29)	(0.24)	10.20	2.39	325	1.15	3.30	1.30	3.15	134
ULTRA SHORT BOND FUND

CLASS I
2005*	$9.91	$0.16[1]	$(0.05)	$(0.16)	$—	$9.86	1.16%	$134,941	0.37%	3.22%	0.57%	3.02%	33%
2005	10.00	0.22[1]	(0.07)	(0.24)	—	9.91	1.48	178,675	0.38	2.27	0.58	2.07	219
2004	10.08	0.16[1]	(0.07)	(0.17)	—	10.00	0.93	176,280	0.36	1.54	0.56	1.34	120
2003[6]	10.00	0.09[1]	0.08	(0.09)	—	10.08	1.67	129,599	0.26	1.81	0.58	1.49	239

CLASS A
2005*	9.90	0.15[1]	(0.05)	(0.15)	—	9.85	1.03	1,649	0.62	2.97	0.82	2.77	33
2005	9.99	0.21[1]	(0.09)	(0.21)	—	9.90	1.22	1,662	0.63	2.02	0.83	1.82	219
2004	10.08	0.13[1]	(0.07)	(0.15)	—	9.99	0.58	3,178	0.61	1.29	0.81	1.09	120
2003[6]	10.02	0.06[1]	0.06	(0.06)	—	10.08	1.23	109	0.52	1.55	0.84	1.17	239

9

Allegiant Tax Free Bond Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30, 2005 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
INTERMEDIATE TAX EXEMPT BOND FUND

CLASS I
2005*	$10.19	$0.19[1]	$(0.19)	$(0.19)	$—	$10.00	0.04%	$118,186	0.63%	3.84%	0.78%	3.69%	11%
2005	10.13	0.39[1]	0.06	(0.39)	—	10.19	4.54	131,474	0.61	3.85	0.76	3.70	9
2004	10.61	0.39[1]	(0.46)	(0.41)	—	10.13	(0.70)	162,027	0.60	3.78	0.75	3.63	9
2003	10.17	0.40[1]	0.44	(0.40)	—	10.61	8.45	175,441	0.60	3.92	0.75	3.77	11
2002[3]	10.01	0.42[1]	0.16	(0.42)	—	10.17	5.86	167,578	0.60	4.19	0.75	4.04	19
2001	9.50	0.43	0.51	(0.43)	—	10.01	10.07	162,015	0.60	4.39	0.80	4.19	27

CLASS A
2005*	10.22	0.18[1]	(0.19)	(0.18)	—	10.03	(0.07)	6,048	0.88	3.59	1.03	3.44	11
2005	10.17	0.37[1]	0.05	(0.37)	—	10.22	4.18	9,945	0.86	3.60	1.01	3.45	9
2004	10.64	0.37[1]	(0.46)	(0.38)	—	10.17	(0.83)	8,295	0.85	3.53	1.00	3.38	9
2003	10.21	0.38[1]	0.43	(0.38)	—	10.64	8.07	4,443	0.85	3.67	1.00	3.52	11
2002[3]	10.05	0.41[1]	0.15	(0.40)	—	10.21	5.65	7,385	0.80	3.99	0.95	3.84	19
2001	9.54	0.42	0.51	(0.42)	—	10.05	9.94	6,644	0.70	4.29	0.90	4.09	27

CLASS B
2005*	10.19	0.15[1]	(0.19)	(0.15)	—	10.00	(0.43)	531	1.57	2.90	1.72	2.75	11
2005	10.13	0.30[1]	0.06	(0.30)	—	10.19	3.56	540	1.56	2.90	1.71	2.75	9
2004	10.60	0.29[1]	(0.45)	(0.31)	—	10.13	(1.54)	778	1.55	2.83	1.70	2.68	9
2003	10.16	0.30[1]	0.44	(0.30)	—	10.60	7.43	828	1.56	2.96	1.71	2.81	11
2002[3]	10.00	0.33[1]	0.16	(0.33)	—	10.16	4.92	749	1.51	3.28	1.66	3.13	19
2001	9.50	0.35	0.50	(0.35)	—	10.00	9.09	500	1.40	3.59	1.55	3.44	27

CLASS C
2005*	10.19	0.15[1]	(0.19)	(0.15)	—	10.00	(0.42)	39	1.57	2.90	1.72	2.75	11
2005	10.12	0.30[1]	0.07	(0.30)	—	10.19	3.66	41	1.56	2.90	1.71	2.75	9
2004	10.60	0.30[1]	(0.47)	(0.31)	—	10.12	(1.64)	84	1.55	2.83	1.70	2.68	9
2003	10.17	0.30[1]	0.43	(0.30)	—	10.60	7.33	91	1.56	2.96	1.71	2.81	11
2002[3]	10.01	0.33[1]	0.15	(0.32)	—	10.17	4.86	19	1.56	3.23	1.71	3.08	19
2001[2]	9.50	0.27	0.51	(0.27)	—	10.01	8.30	82	1.55	3.44	1.70	3.29	27

*	For the six months ended November 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
[1]	Per share data calculated using average shares outstanding method.
[2]	Information presented for Intermediate Tax Exempt Bond Fund Class C reflects the impact of the low level of assets at the beginning of the period and throughout the year ended May 31, 2001. Because of the low asset levels, the information presented is not considered meaningful relative to the other share classes of the Fund.
[3]	As required, effective June 1, 2001, Intermediate Tax Exempt Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. This resulted in a $0.01 increase in Net Investment Income Per Share and a decrease of $0.01 in Realized and Unrealized Gains (Losses) Per Share for the year ended May 31, 2002. The effect of this change also resulted in an increase in the Ratio of Net Investment Income to Average Net Assets of 0.07%, for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
[4]	Michigan Intermediate Municipal Bond Class C commenced operations on August 6, 2001. All ratios for the period have been annualized. Total return for the period has not been annualized.
[5]	As required, effective June 1, 2001, Michigan Intermediate Municipal Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data. The effect of this change also resulted in an increase in the Ratio of Net Investment Income to Average Net Assets of 0.03% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

See Notes to Financial Statements.

10

	Net Asset Value, Beginning of Period	Net Investment Income	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND

CLASS I
2005*	$10.80	$0.24[1]	$(0.22)	$(0.24)	$—	$10.58	0.17%	$73,205	0.62%	4.43%	0.77%	4.28%	9%
2005	10.93	0.48[1]	(0.11)	(0.48)	(0.02)	10.80	3.39	88,583	0.62	4.37	0.77	4.22	7
2004	11.45	0.46[1]	(0.51)	(0.47)	—	10.93	(0.44)	123,614	0.60	4.11	0.75	3.96	5
2003	11.03	0.47[1]	0.44	(0.47)	(0.02)	11.45	8.51	147,331	0.60	4.24	0.75	4.09	7
2002[5]	10.94	0.49[1]	0.10	(0.49)	(0.01)	11.03	5.54	137,902	0.59	4.47	0.74	4.32	6
2001	10.38	0.50	0.56	(0.50)	—	10.94	10.36	148,726	0.60	4.62	0.80	4.42	16

CLASS A
2005*	10.79	0.22[1]	(0.22)	(0.22)	—	10.57	0.04	15,591	0.87	4.18	1.02	4.03	9
2005	10.92	0.45[1]	(0.11)	(0.45)	(0.02)	10.79	3.14	12,645	0.87	4.12	1.02	3.97	7
2004	11.44	0.43[1]	(0.51)	(0.44)	—	10.92	(0.68)	12,920	0.85	3.86	1.00	3.71	5
2003	11.02	0.45[1]	0.44	(0.45)	(0.02)	11.44	8.23	14,112	0.85	3.99	1.00	3.84	7
2002[5]	10.93	0.47[1]	0.10	(0.47)	(0.01)	11.02	5.33	15,638	0.79	4.27	0.94	4.12	6
2001	10.38	0.49	0.55	(0.49)	—	10.93	10.13	13,816	0.70	4.52	0.90	4.32	16

CLASS B
2005*	10.81	0.19[1]	(0.22)	(0.19)	—	10.59	(0.30)	920	1.56	3.49	1.71	3.34	9
2005	10.94	0.37[1]	(0.11)	(0.37)	(0.02)	10.81	2.42	1,332	1.57	3.42	1.72	3.27	7
2004	11.46	0.36[1]	(0.51)	(0.37)	—	10.94	(1.37)	1,492	1.55	3.16	1.70	3.01	5
2003	11.03	0.37[1]	0.45	(0.37)	(0.02)	11.46	7.57	1,985	1.56	3.28	1.71	3.13	7
2002[5]	10.95	0.39[1]	0.09	(0.39)	(0.01)	11.03	4.44	1,960	1.50	3.56	1.65	3.41	6
2001	10.39	0.40	0.56	(0.40)	—	10.95	9.31	1,937	1.55	3.67	1.70	3.52	16

CLASS C
2005*	10.82	0.19[1]	(0.23)	(0.19)	—	10.59	(0.39)	306	1.56	3.49	1.71	3.34	9
2005	10.94	0.37[1]	(0.10)	(0.37)	(0.02)	10.82	2.51	301	1.57	3.42	1.72	3.27	7
2004	11.46	0.35[1]	(0.51)	(0.36)	—	10.94	(1.38)	72	1.55	3.16	1.70	3.01	5
2003	11.03	0.37[1]	0.45	(0.37)	(0.02)	11.46	7.57	320	1.56	3.28	1.71	3.13	7
2002[4,5]	11.05	0.32[1]	(0.02)	(0.31)	(0.01)	11.03	2.81	283	1.55	3.51	1.70	3.36	6

11

Allegiant Tax Free Bond Funds	Selected Per Share Data and Ratios
FINANCIAL HIGHLIGHTS	For the Six Months Ended November 30, 2005 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
OHIO INTERMEDIATE TAX EXEMPT BOND FUND

CLASS I
2005*	$11.24	$0.21[1]	$(0.20)	$(0.21)	$—	$11.04	0.09%	$140,638	0.60%	3.76%	0.75%	3.61%	16%
2005	11.20	0.42[1]	0.04	(0.42)	—	11.24	4.19	144,334	0.62	3.76	0.77	3.61	11
2004	11.70	0.41[1]	(0.50)	(0.41)	—	11.20	(0.75)	163,549	0.60	3.61	0.75	3.46	13
2003	11.20	0.44[1]	0.50	(0.44)	—	11.70	8.56	167,899	0.60	3.85	0.75	3.70	6
2002[3]	11.04	0.47[1]	0.16	(0.47)	—	11.20	5.81	154,461	0.60	4.20	0.75	4.05	19
2001	10.49	0.48	0.55	(0.48)	—	11.04	10.00	156,655	0.56	4.44	0.76	4.24	20

CLASS A
2005*	11.20	0.20[1]	(0.19)	(0.20)	—	11.01	0.05	12,108	0.85	3.51	1.00	3.36	16
2005	11.17	0.39[1]	0.03	(0.39)	—	11.20	3.84	12,098	0.87	3.51	1.02	3.36	11
2004	11.66	0.38[1]	(0.49)	(0.38)	—	11.17	(0.92)	9,618	0.85	3.36	1.00	3.21	13
2003	11.17	0.41[1]	0.49	(0.41)	—	11.66	8.21	14,859	0.85	3.60	1.00	3.45	6
2002[3]	11.00	0.44[1]	0.18	(0.45)	—	11.17	5.70	11,639	0.80	4.00	0.95	3.85	19
2001	10.46	0.47	0.54	(0.47)	—	11.00	9.81	8,460	0.66	4.34	0.86	4.14	20

CLASS B
2005*	11.18	0.16[1]	(0.20)	(0.16)	—	10.98	(0.39)	1,010	1.54	2.82	1.69	2.67	16
2005	11.14	0.32[1]	0.04	(0.32)	—	11.18	3.22	974	1.57	2.81	1.72	2.66	11
2004	11.63	0.30[1]	(0.49)	(0.30)	—	11.14	(1.62)	881	1.55	2.66	1.70	2.51	13
2003	11.14	0.33[1]	0.49	(0.33)	—	11.63	7.47	706	1.56	2.89	1.71	2.74	6
2002[2,3]	11.10	0.18[1]	0.04	(0.18)	—	11.14	1.99	161	1.51	3.29	1.66	3.14	19

CLASS C
2005*	11.18	0.16[1]	(0.19)	(0.16)	—	10.99	(0.30)	659	1.54	2.82	1.69	2.67	16
2005	11.15	0.32[1]	0.03	(0.32)	—	11.18	3.12	652	1.57	2.81	1.72	2.66	11
2004	11.64	0.30[1]	(0.49)	(0.30)	—	11.15	(1.62)	1,074	1.55	2.66	1.70	2.51	13
2003	11.15	0.33[1]	0.49	(0.33)	—	11.64	7.46	1,091	1.56	2.89	1.71	2.74	6
2002[3]	11.00	0.36[1]	0.15	(0.36)	—	11.15	4.72	1,025	1.56	3.24	1.71	3.09	19
2001[2]	10.61	0.36	0.38	(0.35)	—	11.00	7.08	281	1.51	3.49	1.66	3.34	20

*	For the six months ended November 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
[1]	Per share data calculated using average shares outstanding method.
[2]	Ohio Intermediate Tax Exempt Bond Fund Class B and Class C commenced operations on December 4, 2001 and June 23, 2000, respectively. All ratios for the period have been annualized. Total return for the period has not been annualized.
[3]	As required, effective June 1, 2001, Ohio Intermediate Tax Exempt Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended May 31, 2002 was $— on per share data. The effect of this change also resulted in a decrease in the Ratio of Net Investment Income to Average Net Assets of 0.02% for the year ended May 31, 2002. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.
[4]	Information presented for Pennsylvania Intermediate Municipal Bond Fund Class C reflects the impact of the low level of assets at the beginning of the period and throughout the year ended May 31, 2001. Because of the low asset levels, the information presented is not considered meaningful relative to the other share classes of the Fund.
[5]	As required, effective June 1, 2001, Pennsylvania Intermediate Municipal Bond Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended May 31, 2002 was $0.00 on per share data and 0.00% on the Ratio of Net Investment Income to Average Net Assets. Per share data and ratios for periods prior to June 1, 2001 have not been restated to reflect this change.

See Notes to Financial Statements.

12

	Net Asset Value, Beginning of Period	Net Investment Income	Realized and Unrealized Gain (Loss) on Investments	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	Portfolio Turnover Rate
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

CLASS I
2005*	$10.56	$0.19[1]	$(0.18)	$(0.19)	$—	$10.38	0.07%	$46,495	0.62%	3.56%	0.77%	3.41%	13%
2005	10.46	0.36[1]	0.10	(0.36)	—	10.56	4.41	49,028	0.64	3.36	0.79	3.21	15
2004	10.96	0.36[1]	(0.49)	(0.37)	—	10.46	(1.18)	54,675	0.63	3.38	0.78	3.23	14
2003	10.47	0.41[1]	0.49	(0.41)	—	10.96	8.76	55,503	0.65	3.84	0.80	3.69	12
2002[5]	10.36	0.46[1]	0.11	(0.46)	—	10.47	5.57	51,319	0.64	4.40	0.79	4.25	13
2001	9.89	0.47[1]	0.47	(0.47)	—	10.36	9.64	45,441	0.63	4.57	0.86	4.34	25

CLASS A
2005*	10.58	0.17[1]	(0.18)	(0.17)	—	10.40	(0.06)	1,518	0.87	3.31	1.02	3.16	13
2005	10.48	0.33[1]	0.10	(0.33)	—	10.58	4.15	1,170	0.89	3.11	1.04	2.96	15
2004	10.98	0.34[1]	(0.49)	(0.35)	—	10.48	(1.42)	1,299	0.88	3.13	1.03	2.98	14
2003	10.49	0.38[1]	0.49	(0.38)	—	10.98	8.48	1,118	0.90	3.59	1.05	3.44	12
2002[5]	10.38	0.44[1]	0.11	(0.44)	—	10.49	5.36	1,015	0.84	4.20	0.99	4.05	13
2001	9.91	0.46[1]	0.47	(0.46)	—	10.38	9.52	399	0.73	4.47	0.96	4.24	25

CLASS C
2005*	10.57	0.14[1]	(0.18)	(0.14)	—	10.39	(0.40)	796	1.56	2.62	1.71	2.47	13
2005	10.48	0.26[1]	0.09	(0.26)	—	10.57	3.32	805	1.59	2.41	1.74	2.26	15
2004	10.97	0.26[1]	(0.48)	(0.27)	—	10.48	(2.01)	887	1.58	2.43	1.73	2.28	14
2003	10.48	0.31[1]	0.49	(0.31)	—	10.97	7.73	907	1.61	2.88	1.76	2.73	12
2002[5]	10.38	0.35[1]	0.11	(0.36)	—	10.48	4.46	463	1.60	3.44	1.75	3.29	13
2001[4]	9.91	0.04[1]	0.47	(0.04)	—	10.38	5.18	4	1.24	3.72	1.42	3.54	25

13

Allegiant Bond Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 40.7%
Federal Home Loan Mortgage Corporation — 0.5%
9.500%, 10/01/20	$199	$218
9.000%, 05/01/20	58	59
8.500%, 05/01/06	2	2
8.500%, 09/01/16	3	3
8.500%, 06/01/17	32	35
8.000%, 07/01/25	163	175
7.500%, 07/01/10	2	2
7.500%, 11/01/10	11	11
7.500%, 05/01/11	106	111
7.000%, 11/01/10	227	235
7.000%, 11/01/28	911	951
6.500%, 10/01/07	16	16
6.500%, 09/01/08	47	48
6.500%, 11/01/10	44	46

		1,912

Federal National Mortgage Association — 39.2%
9.500%, 05/01/18	26	28
9.000%, 07/01/09	4	4
9.000%, 11/01/24	208	228
8.500%, 11/01/09	6	6
7.000%, 01/01/33	1,164	1,216
7.000%, 10/01/33	384	401
6.500%, 12/01/08	72	74
6.500%, 07/01/32	3,695	3,790
6.500%, 09/01/32	3,665	3,760
6.000%, 12/01/35 (TBA)	27,670	27,834
6.000%, 07/01/28	2	2
6.000%, 01/01/34	325	327
5.870%, 01/01/09	5,066	5,157
5.500%, 12/01/35 (TBA)	56,400	55,554
5.500%, 12/01/33	11,845	11,698
5.000%, 06/01/20	7,729	7,619
5.000%, 10/01/35	12,205	11,748
5.000%, 11/01/35	13,757	13,243
5.000%, 12/01/35 (TBA)	3,310	3,185
4.500%, 09/01/35	4,487	4,193

		150,067

Government National Mortgage Association — 1.0%
8.500%, 09/15/21	3	4
8.500%, 11/15/21	43	46
8.500%, 07/15/22	24	26
8.500%, 08/15/22	9	10
8.250%, 04/20/17	4	4
8.250%, 07/20/17	23	25
8.000%, 03/15/08	19	20
8.000%, 01/15/30	304	325
7.500%, 12/15/29	55	58
6.500%, 06/15/32	445	463
6.500%, 10/15/33	420	436
6.000%, 08/15/32	213	216
6.000%, 02/15/33	1,837	1,867
6.000%, 11/15/33	358	364
6.000%, 11/15/34	27	28

		3,892

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $156,869)		155,871

U.S. TREASURY OBLIGATIONS — 34.0%
U.S. Treasury Bonds — 2.9%
6.250%, 08/15/23#	$6,585	$7,707
5.375%, 02/15/31#	3,270	3,594

		11,301

U.S. Treasury Notes — 31.1%
6.500%, 10/15/06#	7,000	7,123
6.500%, 02/15/10#	37,750	40,710
4.750%, 05/15/14#	25,130	25,522
3.625%, 06/30/07#	9,890	9,774
3.500%, 11/15/06#	8,530	8,459
3.250%, 08/15/08#	12,995	12,619
1.875%, 12/31/05#	15,025	14,999

		119,206

Total U.S. Treasury Obligations (Cost $130,748)		130,507

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.4%
Federal Home Loan Bank — 5.7%
6.500%, 08/15/07#	2,245	2,311
3.930%, 12/14/05 (DN)†#	16,425	16,401
3.875%, 06/08/07	3,010	2,975

		21,687

Federal Home Loan Mortgage Corporation — 7.6%
4.125%, 07/12/10	255	248
3.935%, 12/13/05 (DN)†#	16,425	16,404
3.930%, 12/13/05 (DN)†	12,315	12,299

		28,951

Federal National Mortgage Association — 2.1%
6.625%, 11/15/30#	4,215	5,099
5.250%, 04/15/07#	3,125	3,149

		8,248

Total U.S. Government Agency Obligations (Cost $59,193)		58,886

CORPORATE BONDS — 15.4%
Cable — 0.5%
Comcast
5.850%, 11/15/15	750	758
Comcast Cable Communications
6.750%, 01/30/11	200	211
Cox Communications
4.625%, 06/01/13	1,000	929

		1,898

Consumer Non-Cyclical — 0.2%
Kroger
6.800%, 04/01/11	850	883

Consumer Services — 0.2%
Harrahs Operating
5.625%, 06/01/15 (A)	900	877

Energy — 0.8%
Kinder Morgan
5.150%, 03/01/15	1,545	1,496
Xcel Energy
7.000%, 12/01/10	1,562	1,680

		3,176

14

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — 7.0%
American General Finance
3.875%, 10/01/09	$1,195	$1,143
Assurant
6.750%, 02/15/34	1,000	1,064
BAE Systems Holdings
4.750%, 08/15/10 (A)	875	858
Bank of America
7.800%, 09/15/16	1,250	1,491
Citigroup
7.250%, 10/01/10	3,200	3,491
General Electric Capital, Cl A
6.000%, 06/15/12	2,630	2,759
Goldman Sachs
6.600%, 01/15/12	2,150	2,301
HSBC Finance
5.875%, 02/01/09	1,515	1,549
6.375%, 10/15/11	1,250	1,323
Inter-American Development Bank
7.375%, 01/15/10	1,200	1,323
International Lease Finance
3.500%, 04/01/09	1,470	1,397
JPMorgan Chase
5.125%, 09/15/14	2,000	1,971
Morgan Stanley Dean Witter
5.300%, 03/01/13	2,000	1,996
Protective Life Secured Trust
4.850%, 08/16/10	1,000	996
Residential Capital
6.375%, 06/30/10	1,100	1,110
W.R. Berkley
6.150%, 08/15/19	1,085	1,084
Wells Fargo
4.950%, 10/16/13	1,135	1,124

		26,980

Real Estate — 0.6%
Colonial Realty
5.500%, 10/01/15	1,450	1,402
Pulte Homes
6.375%, 05/15/33	1,050	963

		2,365

Real Estate Investment Trusts — 0.4%
iStar Financial
5.125%, 04/01/11	1,460	1,420

Sovereign Agency — 3.1%
Aid-Israel
5.500%, 04/26/24	10,975	11,661

Telecommunications — 1.5%
AT&T
5.300%, 11/15/10	725	726
France Telecom
7.750%, 03/01/11 (B)	825	924
GTE
6.940%, 04/15/28	2,560	2,693
Telecom Italia Capital
5.250%, 11/15/13	1,000	981
Telecom Italia Capital SA
5.250%, 10/01/15	225	218

		5,542

Transportation — 0.3%
Union Pacific
6.125%, 01/15/12	$1,200	$1,263
Utilities — 0.8%
AEP Texas Central
6.650%, 02/15/33	1,235	1,335
Dominion Resources
6.750%, 12/15/32	1,700	1,816

		3,151

Total Corporate Bonds (Cost $60,150)		59,216

ASSET BACKED SECURITIES — 8.1%
Automotive — 1.0%
Honda Auto Receivables Owner Trust, Series 2005-4, Cl A3
4.460%, 05/21/09	3,875	3,848

Credit Cards — 3.1%
Bank One Issuance Trust, Series 2004-A4, Cl A4 (B)
4.160%, 02/16/10	6,700	6,707
Chase Credit Card Master Trust, Series 2004-1, Cl A (B)
4.150%, 05/15/09	5,000	5,003

		11,710

Mortgage Related — 1.1%
Bear Stearns, Series 1999-2, Cl AF2 (C)
7.910%, 10/25/29	437	452
Chase Funding Mortgage Loan, Series 2003-6, Cl 1A4
4.499%, 08/25/30	4,000	3,916

		4,368

Other — 1.3%
Morgan Stanley ABS Capital I, Series 2004-NC6, Cl A4 (B)
4.491%, 07/25/34	4,771	4,777

Utilities — 1.6%
Export Funding Trust, Series 1995-A, Cl A
8.210%, 12/29/06	566	575
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	5,050	5,723

		6,298

Total Asset Backed Securities (Cost $30,440)		31,001

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.5%
Freddie Mac, Series 2785, Cl NC
4.000%, 04/15/19	6,200	5,603

Total Collateralized Mortgage Obligations (Cost $ 5,727)		5,603

COMMERCIAL PAPER† — 6.7%
Barton Capital
4.030%, 12/14/05	7,800	7,789

15

Allegiant Bond Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Liberty Street Funding
4.030%, 12/13/05	$7,000	$6,990
Perry Global Funding LLC
3.950%, 12/14/05	7,000	6,990
Sheffield Receivables
4.040%, 12/14/05	4,000	3,994

Total Commercial Paper (Cost $25,763)		25,763

	Number of Shares

AFFILIATED MONEY MARKET FUND — 1.6%
Allegiant Advantage Institutional Money Market Fund, Class I††	6,163,977	6,164

Total Affiliated Money Market Fund (Cost $6,164)		6,164

Total Investments Before Collateral for Loaned Securities – 123.4% (Cost $475,054)		473,011

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 41.8%
Master Notes — 5.2%
Bank of America
4.143%, 01/03/06	$5,000	5,000
Bear Stearns
4.213%, 12/07/05	5,000	5,000
JP Morgan
4.143%, 12/15/05	10,000	10,000

		20,000

Medium Term Notes — 9.2%
First Tennessee Bank
4.080%, 03/21/06 (B)	10,000	10,000
Morgan Stanley
4.143%, 02/15/06 (B)	15,000	15,000
Sigma Finance
4.080%, 07/07/06 (B)	10,000	9,999

		34,999

Repurchase Agreements — 27.4%
Bank of America
4.110%, 12/01/05	7,225	7,225
Bear Stearns
4.163%, 12/01/05	15,000	15,000
Lehman Brothers
4.133%, 12/01/05	82,905	82,905

		105,130

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $160,129)‡		160,129

Value (000)
Total Investments — 165.2% (Cost $635,183)*	$633,140

Other Assets & Liabilities — (65.2)%	(249,819)

TOTAL NET ASSETS — 100.0%	$383,321

*	Aggregate cost for Federal income tax purposes is (000) $635,364.

Gross unrealized appreciation (000)	$1,434
Gross unrealized depreciation (000)	(3,658)

Net unrealized appreciation (000)	$(2,224)

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $157,253.

†	The rate shown is the effective yield at purchase date.

††	See Note 3 in Notes to Financial Statements

‡	See Note 8 in Notes to Financial Statements

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2005.

(C)	Stepped Coupon Bond — the rate shown is the rate in effect on November 30, 2005.

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

TBA — To Be Announced

See Notes to Financial Statements.

16

Allegiant Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2005 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Identified cost $468,890)	$466,847
Investments in affiliates at value, (Identified cost $6,164)	6,164
Short term investments held as collateral for loaned securities, (Identified cost $160,129)	160,129
Receivable for investments sold	30,527
Receivable for shares of beneficial interest sold	1,170
Dividends and interest receivable	1,889
Other assets	6

Total Assets	666,732

LIABILITIES
Payable for collateral for loaned securities	160,129
Payable for investments purchased	121,701
Dividends payable
Class I	1,284
Class A	31
Class B	2
Class C	1
Investment advisory fees payable	139
12b-1 fees payable
Class I	36
Class A	2
Administration fees payable	19
Custody fees payable	2
Trustees’ fees payable	18
Other liabilities	47

Total Liabilities	283,411

TOTAL NET ASSETS	$383,321

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$412,048
Distributions in Excess of Net Investment Income	(113)
Accumulated Net Realized Loss on Investments	(26,571)
Net Unrealized Depreciation on Investments	(2,043)

Total Net Assets	$383,321
Net Asset Value, Offering and Redemption Price Per Share — Class I ($372,953,350 ÷ 37,543,732 outstanding shares of beneficial interest)	$9.93

Net Asset Value and Redemption Price Per Share — Class A ($9,296,306 ÷ 933,683 outstanding shares of beneficial interest)	$9.96

Maximum Offering Price Per Share — Class A ($9.96 ÷ 95.50%)	$10.43

Net Asset Value and Offering Price Per Share — Class B ($813,859 ÷ 81,831 outstanding shares of beneficial interest)	$9.95

Net Asset Value and Offering Price Per Share — Class C ($257,258 ÷ 25,899 outstanding shares of beneficial interest)	$9.93

See Notes to Financial Statements.

17

Allegiant Government Mortgage Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 96.3%
Federal Home Loan Mortgage Corporation — 1.2%
12.250%, 08/01/15	$120	$132
9.750%, 11/01/08 to 04/01/09	49	51
9.250%, 08/01/13	5	6
9.000%, 04/01/06 to 09/01/20	402	431
8.750%, 06/01/16 to 05/01/17	71	76
8.500%, 03/01/06 to 01/01/22	236	253
8.000%, 07/01/09 to 03/01/22	174	185
7.000%, 05/01/31	324	337
6.000%, 10/01/32	1,628	1,643

		3,114

Federal National Mortgage Association — 86.8%
12.500%, 05/01/15	163	183
11.250%, 05/01/14	18	20
10.000%, 06/01/21	24	27
9.500%, 09/01/11	28	28
9.000%, 06/01/09 to 10/01/19	54	58
8.500%, 11/01/21 to 09/01/23	60	65
8.000%, 12/01/17 to 03/01/23	41	43
7.500%, 09/01/22 to 05/01/32	1,792	1,882
7.000%, 12/01/15 to 10/01/32	2,022	2,112
6.500%, 12/01/12 to 05/01/33	3,512	3,604
6.000%, 12/01/35 (TBA)	48,000	48,285
6.000%, 09/01/17	4,100	4,191
5.500%, 12/01/35 (TBA)	63,000	62,055
5.500%, 11/01/09 to 01/01/35	28,413	28,213
5.000%, 06/01/18 to 11/01/35	61,564	59,567
4.500%, 04/01/18 to 09/01/35	21,872	20,967

		231,300

Government National Mortgage Association — 8.3%
17.000%, 11/15/11	63	73
16.000%, 11/15/11	2	3
15.000%, 06/15/11 to 01/15/13	952	1,092
14.500%, 09/15/12 to 08/15/14	10	12
14.000%, 05/15/11 to 02/15/15	431	489
13.500%, 05/15/10 to 01/20/15	401	452
13.000%, 11/15/10 to 06/20/15	464	519
12.750%, 09/20/13 to 12/20/13	41	46
12.500%, 04/15/10 to 01/20/16	868	966
12.000%, 08/15/12 to 09/15/15	334	376
11.500%, 02/15/13 to 08/15/14	105	116
9.250%, 12/15/16 to 05/15/21	73	80
9.000%, 09/15/08 to 11/15/24	899	965
8.750%, 08/15/08 to 12/15/16	71	76
8.500%, 01/15/17 to 09/15/24	498	540
8.250%, 03/15/06 to 07/15/08	21	21
8.000%, 04/15/17 to 05/20/30	1,558	1,665
7.500%, 09/20/15 to 09/20/30	2,870	3,044
7.000%, 12/15/10 to 06/15/32	5,386	5,648
6.500%, 10/15/22 to 09/15/31	3,499	3,640
6.000%, 10/20/28 to 07/20/29	2,320	2,351

		22,174

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $257,892)		256,588

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.5%
Federal Home Loan Bank — 10.4%
3.930%, 12/14/05 (DN)†#	$27,815	$27,775

Federal Home Loan Mortgage Corporation — 10.1%
3.930%, 12/13/05 (DN)†#	25,075	25,042
3.950%, 12/13/05 (DN)†	1,700	1,698

		26,740

Total U.S. Government Agency Obligations (Cost $54,515)		54,515

ASSET BACKED SECURITIES — 4.3%
Credit Cards — 3.0%
Bank One Issuance Trust, Series 2004-A4, Cl A4
4.160%, 02/16/10	5,000	5,005
Chase Credit Card Master Trust, Series 2004-1, Cl A
4.150%, 05/15/09	3,000	3,002

		8,007

Other — 1.3%
Morgan Stanley ABS Capital I, Series 2004-NC6, Cl A4
4.491%, 07/25/34	3,397	3,402

Total Asset Backed Securities (Cost $11,409)		11,409

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Fannie Mae, Series 1992-29, Cl Z
8.000%, 02/25/22	107	110
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	133	133
Security Mortgage Acceptance Corporation II, Series B, Cl 4
9.000%, 12/01/16	350	352
Structured Mortgage Asset Residential Trust, Series 1992-2, Cl I
8.250%, 06/25/19	458	466

Total Collateralized Mortgage Obligations (Cost $1,096)		1,061

COMMERCIAL PAPER† — 16.7%
Barton Capital
4.030%, 12/14/05	7,500	7,489
Liberty Street Funding
4.030%, 12/13/05	5,000	4,993
Perry Global Funding LLC
3.950%, 12/14/05	5,000	4,993
Sheffield Receivables
4.040%, 12/14/05	5,000	4,993
Societe Generale North America
4.020%, 12/13/05	5,000	4,993
Three Rivers Funding
4.040%, 12/14/05	7,000	6,990
UBS Finance
4.020%, 12/12/05	5,000	4,994

18

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Yorktown Capital LLC
4.030%, 12/12/05	$5,000	$4,994

Total Commercial Paper (Cost $44,439)		44,439

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.9%
Allegiant Advantage Institutional Money Market Fund, Class I††	7,806,813	7,807

Total Affiliated Money Market Fund (Cost $7,807)		7,807

Total Investments Before Collateral for Loaned Securities – 141.1% (Cost $377,158)		375,819

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 20.8%
Repurchase Agreements —20.8%
Bear Stearns
4.123%, 12/01/05	$35,000	35,000
4.163%, 12/01/05	9,000	9,000
Lehman Brothers
4.133%, 12/01/05	11,440	11,440

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $55,440)‡		55,440

Total Investments — 161.9% (Cost $432,598)*		431,259

Other Assets & Liabilities — (61.9)%
Dividends Payable
Class I		(869)
Class A		(20)
Investment Advisory Fees Payable		(87)
12b-1 Fees Payable
Class I		(24)
Class A		(3)
Administration Fees Payable		(13)
Custody Fees Payable		(2)
Trustees’ Fees Payable		(9)
Payable for Collateral for Loaned Securities		(55,440)
Payable for Investments Purchased		(110,170)
Payable for Shares of Beneficial Interest Redeemed		(92)
Other		1,800

Total Other Assets & Liabilities		(164,929)

TOTAL NET ASSETS — 100.0%		$266,330

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$278,139
Distributions in Excess of Net Investment Income	(385)
Accumulated Net Realized Loss on Investments	(10,085)
Net Unrealized Depreciation on Investments	(1,339)

Total Net Assets	$266,330

Net Asset Value, Offering and Redemption Price Per Share — Class I ($241,031,943 ÷ 26,531,467 outstanding shares of beneficial interest)	$9.08

Net Asset Value and Redemption Price Per Share — Class A ($18,894,544 ÷ 2,080,080 outstanding shares of beneficial interest)	$9.08

Maximum Offering Price Per Share — Class A ($9.08 ÷ 95.50%)	$9.51

Net Asset Value and Offering Price Per Share — Class B ($4,154,179 ÷ 458,608 outstanding shares of beneficial interest)	$9.06

Net Asset Value and Offering Price Per Share — Class C ($2,167,901 ÷ 238,992 outstanding shares of beneficial interest)	$9.07

Net Asset Value and Offering Price Per Share — Class R ($81,756 ÷ 9,024 outstanding shares of beneficial interest)	$9.06

*	Aggregate cost for Federal income tax purposes is (000) $432,598.

Gross unrealized appreciation (000)	$1,399
Gross unrealized depreciation (000)	(2,738)

Net unrealized appreciation (000)	$(1,339)

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $54,336.

†	The rate shown is the effective yield at purchase date.

††	See Note 3 in Notes to Financial Statements

‡	See Note 8 in Notes to Financial Statements

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

TBA — To Be Announced

See Notes to Financial Statements.

19

Allegiant Intermediate Bond Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 32.4%
U.S. Treasury Notes — 32.4%
6.500%, 02/15/10#	$49,725	$53,623
4.750%, 05/15/14#	5,115	5,195
4.250%, 10/31/07	32,000	31,905
3.875%, 05/15/09#	10,645	10,464
3.250%, 08/15/08#	45,060	43,758

Total U.S. Treasury Obligations (Cost $145,830)		144,945

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.5%
Federal Home Loan Bank — 7.2%
6.500%, 08/15/07#	4,000	4,117
3.930%, 12/14/05 (DN)†#	13,750	13,730
3.875%, 06/08/07	5,245	5,184
3.875%, 09/14/07	6,685	6,590
2.625%, 10/16/06	2,715	2,669

		32,290

Federal Home Loan Mortgage Corporation — 7.9%
4.125%, 07/12/10	7,975	7,768
4.000%, 08/17/07#	12,835	12,695
3.930%, 12/13/05 (DN)†#	15,000	14,980

		35,443

Federal National Mortgage Association — 6.4%
5.250%, 04/15/07#	28,095	28,310

Total U.S. Government Agency Obligations (Cost $96,780)		96,043

CORPORATE BONDS — 20.2%
Basic Materials — 0.5%
Alcoa
6.000%, 01/15/12	2,000	2,088

Cable — 0.5%
Comcast
5.850%, 11/15/15	950	960

Cox Communications
4.625%, 06/01/13	1,475	1,370

		2,330

Consumer Cyclicals — 0.5%
Centex
5.450%, 08/15/12	2,155	2,109

Consumer Non-Cyclical — 0.3%
Kroger
6.800%, 04/01/11	1,140	1,184

Consumer Services — 0.2%
Harrahs Operating
5.625%, 06/01/15 (A)	1,000	975

Energy — 2.0%
AEP Texas Central
5.500%, 02/15/13	2,440	2,467
Encana
6.300%, 11/01/11	1,170	1,238
Kinder Morgan
6.500%, 09/01/12	2,050	2,169
Xcel Energy
7.000%, 12/01/10	$2,000	$2,151
XTO Energy
4.900%, 02/01/14	1,160	1,127

		9,152

Financials — 12.2%
American General Finance
3.875%, 10/01/09	1,415	1,354
BAE Systems Holdings
4.750%, 08/15/10 (A)	1,000	980
Bank of America
7.400%, 01/15/11	4,695	5,170
BB&T
6.500%, 08/01/11	2,570	2,751
4.750%, 10/01/12	350	342
4.875%, 01/15/13	1,635	1,611
Bear Stearns
7.625%, 12/07/09	3,744	4,089
Chase Manhattan
7.125%, 06/15/09	4,258	4,549
Citigroup
7.250%, 10/01/10	5,934	6,473
General Electric Capital
5.450%, 01/15/13	590	602
General Electric Capital, Cl A
6.000%, 06/15/12	3,565	3,739
Goldman Sachs
6.600%, 01/15/12	3,500	3,747
HSBC Finance
5.875%, 02/01/09	3,565	3,646
6.375%, 10/15/11	625	661
International Lease Finance
3.500%, 04/01/09	1,500	1,425
JP Morgan (MTN)
6.000%, 01/15/09	1,520	1,562
Lehman Brothers Holdings
4.500%, 07/26/10	4,250	4,149
Merrill Lynch (MTN)
3.700%, 04/21/08	2	2
Morgan Stanley Dean Witter
5.300%, 03/01/13	2,250	2,245
Protective Life Secured Trust
4.850%, 08/16/10	1,250	1,245
Residential Capital
6.375%, 06/30/10	1,310	1,322
SLM (MTN)
5.000%, 10/01/13	2,000	1,965
Wells Fargo
4.950%, 10/16/13	1,000	990

		54,619

Industrials — 0.3%
United Technologies
4.875%, 05/01/15	1,650	1,626

Real Estate Investment Trusts — 1.5%
Colonial Properties Trust
4.750%, 02/01/10	1,225	1,189
Equity Office Properties Trust
4.750%, 03/15/14#	1,240	1,167
Federal Realty Investors Trust (MTN)
6.990%, 03/10/06	2,550	2,562

20

	Par (000)	Value (000)
CORPORATE BONDS — continued
Real Estate Investment Trusts — continued
iStar Financial
5.125%, 04/01/11	$1,710	$1,663

		6,581

Telecommunications — 1.5%
AT&T
5.300%, 11/15/10	900	902
France Telecom
7.750%, 03/01/11 (B)	1,025	1,147
Telecom Italia Capital
5.250%, 11/15/13	1,170	1,148
Telecom Italia Capital SA
5.250%, 10/01/15	225	219
Verizon Global Funding
7.250%, 12/01/10	1,295	1,406
4.900%, 09/15/15	1,960	1,884

		6,706

Transportation — 0.3%
Union Pacific
6.125%, 01/15/12	1,295	1,363

Utilities — 0.4%
Dominion Resources
5.700%, 09/17/12	1,750	1,779

Total Corporate Bonds (Cost $92,019)		90,512

U.S. GOVERNMENT AGENCY MORTGAGE - BACKED OBLIGATIONS — 16.9%
Federal Home Loan Mortgage Corporation — 0.8%
8.250%, 06/01/06	— (C)	— (C)
7.570%, 05/25/28 (D)	1	1
5.500%, 01/01/07	246	248
3.500%, 05/01/11	3,205	3,058

		3,307

Federal National Mortgage Association — 16.1%
6.000%, 12/01/35 (TBA)	18,500	18,610
6.000%, 08/01/34	40	40
5.500%, 12/01/35 (TBA)	38,075	37,504
5.500%, 10/01/09	12	13
5.000%, 06/01/34	78	75
5.000%, 11/01/35	12,000	11,551
4.000%, 09/01/13	4,408	4,236

		72,029

Government National Mortgage Association — 0.0%
9.000%, 09/15/08	8	8
9.000%, 10/15/08	10	11
9.000%, 11/15/08	13	13
9.000%, 12/15/08	16	16
9.000%, 02/15/09	15	16
9.000%, 03/15/09	1	1
9.000%, 04/15/09	34	36
9.000%, 05/15/09	62	66
9.000%, 07/15/09	4	4

		171

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $75,728)		75,507

ASSET BACKED SECURITIES — 5.4%
Automotive — 1.6%
Daimler Chrysler Auto Trust, Series 2004-A, Cl A3
2.000%, 12/08/07	$3,723	$3,691
Honda Automobile Receivables Owner Trust, Series 2005-1, Cl A3
3.530%, 10/21/08	3,500	3,452

		7,143

Mortgage Related — 0.8%
Mellon Residential Funding, Series 2001-HEIL, Cl A4
6.615%, 02/25/21 (D)	3,638	3,656

Other — 1.3%
Morgan Stanley ABS Capital I, Series 2004-NC6, Cl A4
4.491%, 07/25/34 (B)	5,783	5,790

Utilities — 1.7%
PP&L Transition Bond, Series 1999-1, Cl A6
6.960%, 12/26/07	943	946
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	6,000	6,799

		7,745

Total Asset Backed Securities (Cost $24,497)		24,334

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.9%
Freddie Mac, Series 2635, Cl DT
3.500%, 01/15/18	1,323	1,234
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	5,700	5,181
Ginnie Mae, Series 2003-113, Cl VB
4.500%, 02/16/22	5,035	4,731
Ginnie Mae, Series 2003-42, Cl A
4.000%, 01/16/30	1,392	1,329
MBNA Credit Card Master Note, Series 2002-A1, Cl A1
4.950%, 06/15/09	4,000	4,014
Wells Fargo Securities Trust, Series 2004-K, Cl 2A11
4.734%, 07/25/34 (B)	5,530	5,342

Total Collateralized Mortgage Obligations (Cost $21,998)		21,831

COMMERCIAL PAPER† — 4.9%
Barton Capital
4.030%, 12/14/05	850	849
Liberty Street Funding
4.030%, 12/13/05	7,000	6,990
Perry Global Funding LLC
3.950%, 12/14/05	7,000	6,990
Sheffield Receivables
4.040%, 12/14/05	7,000	6,990

Total Commercial Paper (Cost $21,819)		21,819

21

Allegiant Intermediate Bond Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 1.5%
Allegiant Advantage Institutional Money Market Fund, Class I††	6,842,205	$6,842

Total Affiliated Money Market Fund (Cost $6,842)		6,842

Total Investments Before Collateral for Loaned Securities – 107.7% (Cost $485,513)		481,833

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 46.6%
Master Notes — 8.9%
Bank of America
4.143%, 01/03/06	$20,000	20,000
JP Morgan
4.143%, 12/15/05	20,000	20,000

		40,000

Medium Term Notes — 7.8%
First Tennessee Bank
4.080%, 03/21/06 (B)	10,000	10,000
Morgan Stanley
4.143%, 02/15/06 (B)	15,000	15,000
Sigma Finance
4.080%, 07/07/06 (B)	10,000	9,999

		34,999

Repurchase Agreements — 29.9%
Bank of America
4.110%, 12/01/05	3,588	3,588
Bear Stearns
4.163%, 12/01/05	10,000	10,000
Lehman Brothers
4.133%, 12/01/05	120,219	120,219

		133,807

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $208,806)‡		208,806

Total Investments — 154.3% (Cost $694,319)*		690,639

Other Assets & Liabilities — (54.3)%		(243,138)

TOTAL NET ASSETS — 100.0%		$447,501

*	Aggregate cost for Federal income tax purposes is (000) $695,713.

Gross unrealized appreciation (000)	$546
Gross unrealized depreciation (000)	(5,620)

Net unrealized appreciation (000)	$(5,074)

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $205,085.

†	The rate shown is the effective yield at purchase date.

††	See Note 3 in Notes to Financial Statements

‡	See Note 8 in Notes to Financial Statements

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2005.

(C)	Par and Value are less than $500

(D)	Stepped Coupon Bond — the rate shown is the rate in effect on November 30, 2005.

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

MTN — Medium Term Note

TBA — To Be Announced

See Notes to Financial Statements.

22

Allegiant Intermediate Bond Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2005 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Identified cost $478,671)	$474,991
Investments in affiliates at value, (Identified cost $6,842)	6,842
Short term investments held as collateral for loaned securities, (Identified cost $208,806)	208,806
Receivable for investments sold	65,596
Receivable for shares of beneficial interest sold	299
Dividends and interest receivable	2,928
Other assets	15

Total Assets	759,477

LIABILITIES
Payable for collateral for loaned securities	208,806
Payable for investments purchased	101,443
Dividends payable
Class I	1,375
Class A	37
Class B	14
Class C	1
Investment advisory fees payable	151
12b-1 fees payable
Class I	45
Class A	2
Class B	2
Administration fees payable	23
Custody fees payable	2
Trustees’ fees payable	21
Other liabilities	54

Total Liabilities	311,976

TOTAL NET ASSETS	$447,501

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$459,465
Accumulated Net Realized Loss on Investments	(8,284)
Net Unrealized Depreciation on Investments	(3,680)

Total Net Assets	$447,501

Net Asset Value, Offering and Redemption Price Per Share — Class I ($428,670,460 ÷ 40,724,369 outstanding shares of beneficial interest)	$10.53

Net Asset Value and Redemption Price Per Share — Class A ($12,700,800 ÷ 1,204,824 outstanding shares of beneficial interest)	$10.54

Maximum Offering Price Per Share — Class A ($10.54 ÷ 95.50%)	$11.04

Net Asset Value and Offering Price Per Share — Class B ($5,825,541 ÷ 552,230 outstanding shares of beneficial interest)	$10.55

Net Asset Value and Offering Price Per Share — Class C ($303,893 ÷ 28,750 outstanding shares of beneficial interest)	$10.57

See Notes to Financial Statements.

23

Allegiant Limited Maturity Bond Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 21.3%
Automotive — 14.1%
Bank One Auto Securitization Trust, Series 2003-1, Cl A3
1.820%, 09/20/07	$1,796	$1,785
Capital Auto Receivables Asset Trust, Series 2003-3, Cl A3A
2.960%, 01/15/08	5,000	4,938
Daimler Chrysler Auto Trust, Series 2005-B, Cl A4
4.200%, 07/08/10	2,700	2,660
Ford Credit Automotive Owner Trust, Series 2003-B, Cl A4
2.410%, 08/15/07	4,425	4,371
Hyundai Auto Receivables Trust, Series 2004-A, Cl A3
2.970%, 05/15/09	1,900	1,864
Morgan Stanley Auto Loan Trust, Series 2003, Cl HB1
2.170%, 04/15/11	4,800	4,703
Nissan Auto Receivables Owner Trust, Series 2005-A4, Cl A
3.820%, 07/15/10	2,400	2,347
USAA Auto Owner Trust, Series 2004-1, Cl A3
2.060%, 04/15/08	706	698
Wachovia Auto Owner Trust, Series 2005-A, Cl A3
4.060%, 09/21/09	3,000	2,968
World Omni Auto Receivables Trust, Series 2004-A, Cl A3
3.290%, 11/12/08	2,000	1,977

		28,311

Credit Cards — 4.0%
Citibank Credit Card Issuance Trust, Series 2004, Cl A1
2.550%, 01/20/09	5,000	4,879
MBNA Credit Card Master Note Trust, Series 2001-A1, Cl A1
5.750%, 10/15/08	3,170	3,187

		8,066

Mortgage Related — 3.2%
Bear Stearns, Series 1999-2, Cl AF2
7.910%, 10/25/29 (A)	266	275
Chase Funding Mortgage Loan Trust, Series 2002-2, Cl A4
4.877%, 08/25/28	592	590
Chase Funding Mortgage Loan Trust, Series 2003-2, Cl 1A3
2.864%, 12/25/24	38	38
GE Capital Mortgage Services, Series 1999-HE1, Cl A7
6.265%, 04/25/29	766	772
Mellon Residential Funding, Series 2001-HEIL, Cl A4
6.615%, 02/25/21 (A)	2,273	2,285
Residential Asset Securities Trust, Series 2003-KS7, Cl AI3
3.372%, 11/25/28	1,216	1,212
SLM Student Loan Trust, Series 2004-9, Cl A2
4.220%, 10/25/12 (B)	$1,204	$1,204

		6,376

Total Asset Backed Securities (Cost $43,259)		42,753

COLLATERALIZED MORTGAGE OBLIGATIONS — 21.2%
Bank of America Mortgage Securities, Series 2003-A, Cl 2A1
3.983%, 02/25/33 (B)	615	608
Bank of America Mortgage Securities, Series 2003-E, Cl 2A1
4.033%, 06/25/33 (B)	1,303	1,285
Chase Mortgage Finance, Series 2003-S4, Cl 2A2
5.000%, 04/25/18	1,569	1,562
Countrywide Alternative Loan Trust, Series 2004-29CB, Cl A6
4.000%, 01/25/35	1,487	1,458
Countrywide Home Loans, Series 2004-HYB4, Cl 3A
4.598%, 09/20/34 (B)	1,977	1,942
Fannie Mae, Series 2002-74, Cl KD
5.500%, 02/25/17	1,635	1,645
Fannie Mae, Series 2003-017, Cl QL
4.000%, 05/25/22	2,142	2,129
Fannie Mae, Series 2003-036, Cl OL
3.000%, 07/25/22	5,000	4,873
Fannie Mae, Series 2003-054, Cl PB
4.000%, 09/25/17	1,106	1,102
Fannie Mae, Series 2003-109, Cl CX
4.000%, 07/25/16	3,835	3,719
Fannie Mae, Series 2003-119, Cl XB
4.000%, 09/25/14	4,931	4,880
Freddie Mac, Series 2004-YA, Cl 2841
5.500%, 07/15/27	2,938	2,957
Freddie Mac, Series 2492, Cl A
5.250%, 05/15/29	822	824
Freddie Mac, Series 2523, Cl JB
5.000%, 06/15/15	979	980
Freddie Mac, Series 2712, Cl PV
4.500%, 03/15/11	3,171	3,154
Ginnie Mae, Series 2002-20, Cl PM
4.500%, 03/20/32	653	640
Ginnie Mae, Series 2002-58, Cl QA
6.000%, 02/16/29	314	315
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	684	670
Golden National Mortgage, Series 1998-GN1, Cl A
7.110%, 08/25/27	1	1
Residential Funding Mortgage Securities, Series 2003-S11, Cl A7
3.500%, 06/25/18	2,250	2,168
Structured Asset Securities, Series, 2003-1, Cl 2A1
6.000%, 02/25/18	2,315	2,335
Vendee Mortgage Trust, Series 2003-2, Cl B
5.000%, 02/15/19	39	39
Washington Mutual, Series 2002-S8, Cl 2A1
4.500%, 01/25/18	648	645

24

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Wells Fargo MBS Trust, Series 2003-11, Cl A1
3.500%, 10/25/18	$2,651	$2,593

Total Collateralized Mortgage Obligations (Cost $43,294)		42,524

CORPORATE BONDS — 18.6%
Automotive — 0.3%
DaimlerChrysler NA Holdings
4.026%, 03/07/07 (B)	630	630

Consumer Non-Cyclical — 0.7%
Kroger
7.625%, 09/15/06	1,450	1,474

Energy — 0.4%
Consolidated Natural Gas
5.375%, 11/01/06	856	860

Financials — 14.6%
Allstate Life Global Funding Trusts
3.850%, 01/25/08	1,000	980
Associates Corp. of North America
6.250%, 11/01/08	1,865	1,933
Bank of America
6.625%, 08/01/07	1,525	1,569
Bear Stearns
4.393%, 04/29/08 (B)	1,150	1,153
Caterpillar Financial Services (MTN)
4.500%, 09/01/08	1,480	1,467
CIT Group
5.000%, 11/24/08	1,500	1,498
Citicorp (MTN)
7.000%, 07/01/07	970	1,002
Credit Suisse First Boston
5.875%, 08/01/06	1,000	1,007
General Electric Capital
4.125%, 03/04/08	2,400	2,364
Goldman Sachs
4.125%, 01/15/08	1,500	1,477
HSBC Finance
5.875%, 02/01/09	1,965	2,009
International Lease Finance (MTN)
3.125%, 05/03/07	1,750	1,707
John Deere Capital (MTN)
4.625%, 04/15/09	1,300	1,288
JP Morgan Chase
6.375%, 04/01/08	3,350	3,454
Lehman Brothers
7.625%, 06/01/06	468	474
MBNA (MTN)
5.625%, 11/30/07	910	922
Merrill Lynch (MTN)
4.831%, 10/27/08	735	733
Residential Capital
6.125%, 11/21/08	410	410
SLM (MTN)
4.000%, 01/15/09	1,022	993
US Bancorp
6.875%, 09/15/07	715	740
Wachovia
6.400%, 04/01/08	2,000	2,069

		29,249

Insurance — 0.8%
AEGON NV
8.000%, 08/15/06	$1,470	$1,500

Real Estate — 0.3%
EOP Operating LP
8.375%, 03/15/06	635	641

Real Estate Investment Trusts —
0.5%iStar Financial
4.245%, 03/03/08 (B)	1,000	1,000

Telecommunications — 0.6%
GTE
6.460%, 04/15/08	1,255	1,290

Utilities — 0.4%
Northern States Power
2.875%, 08/01/06	750	741

Total Corporate Bonds (Cost $37,808)		37,385

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 15.1%
Federal Home Loan Mortgage Corporation — 2.4%
7.570%, 05/25/28 (A)	3	3
5.500%, 01/01/07	273	276
5.500%, 02/01/10	559	561
5.500%, 06/01/10	520	522
5.000%, 10/01/09	1,208	1,205
3.500%, 09/01/08	2,298	2,211

		4,778

Federal National Mortgage Association — 12.7%
7.500%, 07/01/08	53	54
5.500%, 10/01/09	497	499
5.500%, 09/01/17	4,922	4,951
5.236%, 12/01/34 (B)	1,823	1,825
5.000%, 11/01/12	2,076	2,064
4.904%, 07/01/34 (B)	3,247	3,246
4.889%, 04/01/35 (B)	3,764	3,733
4.646%, 11/01/32 (B)	921	919
4.359%, 10/01/33 (B)	1,796	1,771
4.008%, 08/01/33 (B)	2,716	2,650
4.000%, 09/01/13	4,069	3,911

		25,623

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $30,987)		30,401

U.S. TREASURY OBLIGATIONS — 12.3%
U.S. Treasury Notes — 12.3%
3.625%, 06/30/07	1,000	988
3.250%, 08/15/08#	5,935	5,764
2.500%, 09/30/06#	18,250	17,969

		24,721

Total U.S. Treasury Obligations (Cost $24,812)		24,721

25

Allegiant Limited Maturity Bond Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.7%
Federal Home Loan Bank — 2.2%
3.500%, 11/15/07#	$1,245	$1,217
3.375%, 09/14/07#	3,265	3,194

		4,411

Federal Home Loan Mortgage Corporation — 6.5%
2.750%, 08/15/06#	13,345	13,176

Total U.S. Government Agency Obligations (Cost $17,654)		17,587

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.6%
Allegiant Advantage Institutional Money Market Fund, Class I†	7,180,619	7,181

Total Affiliated Money Market Fund (Cost $7,181)		7,181

Total Investments Before Collateral for Loaned Securities – 100.8% (Cost $204,995)		202,552

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 18.6%
Master Note — 2.5%
Bear Stearns
4.213%, 12/07/05	$5,000	5,000

Medium Term Notes — 7.5%
First Tennessee Bank
4.080%, 03/21/06 (B)	5,000	5,000
Morgan Stanley
4.143%, 02/15/06 (B)	5,000	5,000
Sigma Finance
4.080%, 07/07/06 (B)	5,000	4,999

		14,999

Repurchase Agreements — 8.6%
Bank of America
4.110%, 12/01/05	10,029	10,029
Bear Stearns
4.163%, 12/01/05	5,000	5,000
Lehman Brothers
4.133%, 12/01/05	2,296	2,296

		17,325

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $37,324)‡		37,324

Total Investments — 119.4% (Cost $242,319)**		239,876

Value (000)
Other Assets & Liabilities — (19.4)%
Dividends Payable
Class I	$(554)
Class A	(15)
Investment Advisory Fees Payable	(58)
12b-1 Fees Payable
Class I	(19)
Class A	(2)
Administration Fees Payable	(10)
Trustees’ Fees Payable	(12)
Payable for Collateral for Loaned Securities	(37,324)
Payable for Investments Purchased	(2,353)
Payable for Shares of Beneficial Interest Purchased	(6)
Other	1,318

Total Other Assets & Liabilities	(39,035)

TOTAL NET ASSETS — 100.0%	$200,841

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$212,775
Distributions in Excess of Net Investment Income	(221)
Accumulated Net Realized Loss on Investments	(9,270)
Net Unrealized Depreciation on Investments	(2,443)

Total Net Assets	$200,841

Net Asset Value, Offering and Redemption Price Per Share — Class I ($193,629,651 ÷ 19,855,661 outstanding shares of beneficial interest)	$9.75

Net Asset Value and Redemption Price Per Share — Class A ($5,505,811 ÷ 562,999 outstanding shares of beneficial interest)	$9.78

Maximum Offering Price Per Share — Class A ($9.78 ÷ 98.00%)	$9.98

Net Asset Value and Offering Price Per Share — Class B ($981,013 ÷ 100,311 outstanding shares of beneficial interest)	$9.78

Net Asset Value and Offering Price Per Share — Class C ($672,647 ÷ 68,804 outstanding shares of beneficial interest)	$9.78

Net Asset Value and Offering Price Per Share — Class R ($51,959 ÷ 5,313 outstanding shares of beneficial interest)	$9.78

**	Aggregate cost for Federal income tax purposes is (000) $242,364.

Gross unrealized appreciation (000)	$25
Gross unrealized depreciation (000)	(2,513)

Net unrealized appreciation (000)	$(2,488)

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $36,661.

†	See Note 3 in Notes to Financial Statements

‡	See Note 8 in Notes to Financial Statements

(A)	Stepped Coupon Bond — the rate shown is the rate in effect on November 30, 2005.

(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2005.

Cl — Class

MTN — Medium Term Note

See Notes to Financial Statements.

26

Allegiant Total Return Advantage Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 43.6%
U.S. Treasury Bonds — 11.5%
6.250%, 08/15/23#	$24,075	$28,178
5.375%, 02/15/31#	8,630	9,485

		37,663

U.S. Treasury Notes — 32.1%
6.500%, 02/15/10#	38,490	41,508
4.750%, 05/15/14#	10,000	10,156
3.625%, 06/30/07#	10,000	9,883
3.500%, 11/15/06#	10,010	9,926
3.250%, 08/15/08#	34,615	33,615

		105,088

Total U.S. Treasury Obligations (Cost $142,567)		142,751

CORPORATE BONDS — 21.5%
Automotive — 0.3%
Ford Motor
7.000%, 10/01/13	750	664
General Motors Acceptance Corporation
6.750%, 12/01/14	500	454

		1,118

Cable — 0.5%
Comcast
5.850%, 11/15/15	655	662
Cox Communications
4.625%, 06/01/13	1,000	929

		1,591

Consumer Non-Cyclical — 1.0%
Bunge Limited
5.875%, 05/15/13	1,000	1,024
Dole Foods
8.875%, 03/15/11	89	92
Iron Mountain
6.625%, 01/01/16	830	776
ITT Industries
7.375%, 11/15/15	660	711
Kroger
6.750%, 04/15/12	700	724

		3,327

Consumer Services — 1.3%
Harrahs Operating
5.625%, 06/01/15 (A)	1,000	975
Lin Television
6.500%, 05/15/13	255	245
Mandalay Resort Group
6.500%, 07/31/09	250	253
MGM Mirage
8.375%, 02/01/11	800	854
Park Place Entertainment
7.500%, 09/01/09	500	533
Station Casinos
6.500%, 02/01/14	1,320	1,333

		4,193

Energy — 2.0%
Kinder Morgan
6.500%, 09/01/12	1,310	1,386
Magellan Midstream Partners
6.450%, 06/01/14	$880	$932
Sunoco Logistics Partners Operations
7.250%, 02/15/12	800	878
Xcel Energy
7.000%, 12/01/10	1,750	1,882
XTO Energy
4.900%, 02/01/14	1,530	1,486

		6,564

Financials — 9.6%
American General Finance
3.875%, 10/01/09	805	770
Assurant
6.750%, 02/15/34	950	1,011
BAE Systems Holdings
4.750%, 08/15/10 (A)	1,000	980
Bank of America
7.800%, 09/15/16	2,625	3,131
Bear Stearns
7.625%, 12/07/09	1,459	1,593
Citigroup
7.250%, 10/01/10	3,045	3,322
General Electric Capital
6.750%, 03/15/32	2,300	2,653
Goldman Sachs
6.600%, 01/15/12	2,565	2,746
HSBC Finance
6.375%, 10/15/11	2,175	2,302
International Lease Finance
3.500%, 04/01/09	1,500	1,425
JP Morgan Chase Capital
5.875%, 03/15/35	1,925	1,849
Lehman Brothers Holdings
4.500%, 07/26/10	2,530	2,470
MBIA
5.700%, 12/01/34	985	954
Merrill Lynch
6.000%, 02/17/09	1,725	1,778
Morgan Stanley Dean Witter
5.300%, 03/01/13	1,645	1,642
Protective Life Secured Trust
4.850%, 08/16/10	950	946
Residential Capital
6.375%, 06/30/10	1,000	1,009
W.R. Berkley
6.150%, 08/15/19	835	834

		31,415

Industrials — 1.8%
D.R. Horton
9.375%, 03/15/11	50	53
6.875%, 05/01/13	710	740
Kennametal
7.200%, 06/15/12	860	930
Packaging Corp of America
5.750%, 08/01/13	1,490	1,417
Stanley Works Capital Trust I
5.902%, 12/01/45 (A) (B)	750	758
Stone Container
9.250%, 02/01/08	365	378
Terex
9.250%, 07/15/11	390	419

27

Allegiant Total Return Advantage Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)		Value (000)
CORPORATE BONDS — continued
Industrials — continued
United Technologies
4.875%, 05/01/15#		$1,225		$1,207

				5,902

Real Estate — 0.9%
Colonial Realty
5.500%, 10/01/15		1,250		1,209
KB Home & Broad Home
6.375%, 08/15/11		810		806
Pulte Homes
6.375%, 05/15/33		860		789

				2,804

Real Estate Investment Trusts — 0.5%
Host Marriott
7.125%, 11/01/13		400		417
iStar Financial
6.000%, 12/15/10		500		507
5.700%, 03/01/14		819		809

				1,733

Sovereign Agency — 0.1%
Aid-Israel
5.500%, 04/26/24		255		271

				271

Telecommunications — 2.2%
AT&T
5.300%, 11/15/10		630		631
British Telecom
8.875%, 12/15/30		1,000		1,324
DIRECTV Group
8.375%, 03/15/13		261		285
France Telecom
7.750%, 03/01/11 (B)		715		800
GTE
6.940%, 04/15/28		2,900		3,050
Telecom Italia Capital
5.250%, 11/15/13		860		844
Telecom Italia Capital SA
5.250%, 10/01/15		225		218

				7,152

Transportation — 0.6%
FedEx
6.720%, 01/15/22		1,401		1,520
Union Pacific
3.625%, 06/01/10		645		607

				2,127

Utilities — 0.7%
AEP Texas Central
6.650%, 02/15/33		965		1,043
Dominion Resources
6.750%, 12/15/32		1,258		1,344

				2,387

Total Corporate Bonds (Cost $70,715)				70,584

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 12.0%
Federal Home Loan Mortgage Corporation — 1.0%
8.750%, 05/01/08	$	— (C)	$	— (C)
7.500%, 12/01/10		2		2
5.500%, 01/01/34		3,341		3,300

				3,302

Federal National Mortgage Association — 11.0%
5.500%, 12/01/35 (TBA)		5,300		5,220
5.500%, 12/01/06		227		228
5.500%, 09/01/17		5,325		5,357
5.000%, 06/01/20		5,690		5,609
4.889%, 04/01/35 (B)		10,352		10,267
4.500%, 09/01/35		9,970		9,318

				35,999

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $39,876)				39,301

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.8%
Federal Home Loan Bank — 3.3%
6.500%, 08/15/07#		3,800		3,911
3.930%, 12/14/05 (DN)†#		2,900		2,896
2.875%, 05/22/06		2,355		2,338
2.000%, 02/13/06 (MTN)		1,670		1,662

				10,807
Federal Home Loan Mortgage Corporation — 4.5%
4.000%, 08/17/07#		14,915		14,752

Federal National Mortgage Association — 3.0%
6.625%, 11/15/30#		140		169
5.250%, 04/15/07#		9,730		9,805

				9,974

Total U.S. Government Agency Obligations (Cost $35,777)				35,533

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.2%
Fannie Mae, Series 2003-69, Cl PM
3.500%, 07/25/33		4,384		3,805
First Horizon Mortgage Trust, Series 2004-4, Cl 2A3
4.500%, 07/25/19		4,294		3,939
Freddie Mac, Series 2699, Cl TC
4.000%, 11/15/18		9,500		8,618
Residential Funding Mortgage Securities, Series 2004-S6, Cl 3A2
4.500%, 06/25/19		7,200		6,546
Wells Fargo Securities Trust, Series 2004-K, Cl 2A11
4.734%, 07/25/34 (B)		4,000		3,864

Total Collateralized Mortgage Obligations (Cost $26,493)				26,772

ASSET BACKED SECURITIES — 3.6%
Credit Cards — 2.3%
Bank One Issuance Trust, Series 2002-A1, Cl A1
4.230%, 01/15/10 (B)		5,000		5,010

28

	Par (000)	Value (000)
ASSET BACKED SECURITIES — continued
Credit Cards — continued
Bank One Issuance Trust, Series 2004-A4, Cl A4
4.160%, 02/16/10 (B)	$1,500	$1,502
Chase Credit Card Master Trust, Series 2004-1, Cl A
4.150%, 05/15/09 (B)	1,000	1,000

		7,512

Other — 1.3%
Atlantic City Electric Transition Funding LLC, Series 2002-1, Cl A4
5.550%, 10/20/23	3,175	3,270
Railcar Leasing LLC, Series 1, Cl A1
6.750%, 07/15/06 (A)	920	927

		4,197

Total Asset Backed Securities (Cost $11,580)		11,709

NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.0%
Thirty-Seventh FHA Insurance Project
7.430%, 05/01/22 (D) (E)	73	73

Total Non-Agency Mortgage-Backed Securities (Cost $73)		73

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.6%
Allegiant Advantage Institutional Money Market Fund, Class I††	8,392,531	8,393

Total Affiliated Money Market Fund (Cost $8,393)		8,393

Total Investments Before Collateral for Loaned Securities – 102.3% (Cost $335,474)		335,116

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 46.3%
Master Notes — 7.6%
Bank of America
4.143%, 01/03/06	$15,000	15,000
JP Morgan
4.143%, 12/15/05	10,000	10,000

		25,000

Medium Term Notes — 10.7%
First Tennessee Bank
4.080%, 03/21/06 (B)	10,000	10,000
Morgan Stanley
4.143%, 02/15/06 (B)	15,000	15,000
Sigma Finance
4.080%, 07/07/06 (B)	10,000	9,999

		34,999

Repurchase Agreements —28.0%
Bank of America
4.110%, 12/01/05	$398	$398
Bear Stearns
4.163%, 12/01/05	7,000	7,000
Lehman Brothers
4.133%, 12/01/05	84,371	84,371

		91,769

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $151,768)‡		151,768

Total Investments — 148.6% (Cost $487,242)*		486,884

Other Assets & Liabilities — (48.6)%		(159,323)

TOTAL NET ASSETS — 100.0%		$327,561

*	Aggregate cost for Federal income tax purposes is (000) $487,765.

Gross unrealized appreciation (000)	$1,479
Gross unrealized depreciation (000)	(2,360)

Net unrealized appreciation (000)	$(881)

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $148,956.

†	The rate shown is the effective yield at purchase date.

††	See Note 3 in Notes to Financial Statements

‡	See Note 8 in Notes to Financial Statements

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2005.

(C)	Par and Value are less than $500

(D)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees.

(E)	Illiquid Security. Total market value of illiquid securities is (000) $73 and represents 0.0% of net assets as of November 30, 2005.

Cl — Class

DN — Discount Note

FHA — Federal Housing Authority

LLC — Limited Liability Company

MTN — Medium Term Note

TBA — To Be Announced

Total Return Swap Agreement:

	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Agreement with Lehman Brothers to receive monthly total returns on Lehman High Yield Index and pay monthly a floating rate based on 1–month LIBOR minus 0.25%	05/31/06	$5,000	$—

Assets in an amount at least equal to the Notional Cost Amount of the Total Return Swap Agreement have been segregated by the Fund.

See Notes to Financial Statements.

29

Allegiant Total Return Advantage Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2005 (Unaudited)

Value (000)
ASSETS
Investments in non-affiliates at value, (Identified cost $327,081)	$326,723
Investments in affiliates at value, (Identified cost $8,393)	8,393
Short term investments held as collateral for loaned securities, (Identified cost $151,768)	151,768
Receivable for investments sold	26,681
Receivable for shares of beneficial interest sold	291
Future variation margin receivable	118
Dividends and interest receivable	2,692
Other assets	10

Total Assets	516,676

LIABILITIES
Payable for collateral for loaned securities	151,768
Payable for shares of beneficial interest redeemed	144
Payable for investments purchased	35,938
Dividends payable
Class I	1,033
Class A	14
Class B	3
Class C	1
Class R	1
Investment advisory fees payable	107
12b-1 fees payable
Class I	32
Class A	1
Administration fees payable	16
Custody fees payable	1
Trustees’ fees payable	14
Other liabilities	42

Total Liabilities	189,115

TOTAL NET ASSETS	$327,561

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$328,686
Distributions in Excess of Net Investment Income	(491)
Accumulated Net Realized Loss on Investments	(276)
Net Unrealized Depreciation on Investments	(358)

Total Net Assets	$327,561

Net Asset Value, Offering and Redemption Price Per Share — Class I ($321,274,337 ÷ 31,629,525 outstanding shares of beneficial interest)	$10.16

Net Asset Value and Redemption Price Per Share — Class A ($4,694,770 ÷ 462,035 outstanding shares of beneficial interest)	$10.16

Maximum Offering Price Per Share — Class A ($10.16 ÷ 95.50%)	$10.64

Net Asset Value and Offering Price Per Share — Class B ($1,174,813 ÷ 115,270 outstanding shares of beneficial interest)	$10.19

Net Asset Value and Offering Price Per Share — Class C ($189,157 ÷ 18,585 outstanding shares of beneficial interest)	$10.18

Net Asset Value and Offering Price Per Share — Class R ($227,600 ÷ 22,458 outstanding shares of beneficial interest)	$10.13

See Notes to Financial Statements.

30

Allegiant Ultra Short Bond Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.5%
Federal National Mortgage Association — 27.5%
3.125%, 07/15/06 #	$20,000	$19,825
2.375%, 02/15/07 #	18,160	17,674

Total U.S. Government Agency Obligations (Cost $37,605)		37,499

ASSET BACKED SECURITIES — 19.8%
Automotive — 11.0%
Bank One Auto Securitization Trust, Series 2003-1, Cl A3
1.820%, 09/20/07	1,766	1,755
Capital Auto Receivables Asset Trust, Series 2003-1, Cl A3A
2.750%, 04/16/07	1,552	1,542
Ford Credit Automotive Owner Trust, Series 2003-B, Cl A4
2.410%, 08/15/07	2,750	2,716
Morgan Stanley Auto Loan Trust, Series 2003-HB1, Cl A1
1.460%, 07/15/07	580	579
Nissan Auto Receivables Owner Trust, Series 2005-A, Cl A3
3.540%, 10/15/08	3,050	3,007
Wachovia Auto Owner Trust, Series 2005-A, Cl A3
4.060%, 09/21/09	2,250	2,226
World Omni Auto Receivables Trust, Series 2002-A, Cl A4
4.050%, 07/15/09	2,153	2,153
World Omni Auto Receivables Trust, Series 2004-A, Cl A3
3.290%, 11/12/08	1,000	988

		14,966

Credit Cards — 3.7%
Citibank Credit Card Issuance Trust, Series 2004, Cl A1
2.550%, 01/20/09	3,500	3,415
MBNA Credit Card Master Note Trust, Series 2001-A1, Cl A1
5.750%, 10/15/08	1,700	1,710

		5,125

Energy — 1.5%
Peco Energy Transition Trust, Series 1999-A6, Cl A
6.050%, 03/01/09	1,996	2,016

Mortgage Related — 1.9%
Ameriquest Mortgage Securities, Series 2003-10, Cl AF3
3.230%, 12/25/33	165	165
Countrywide Asset-Backed Certificates, Series 2003-5, Cl AF3
3.613%, 04/25/30	107	106
Mellon Residential Funding, Series 2001-HEIL, Cl A4
6.615%, 02/25/21 (A)	909	914
Residential Asset Securities, Series 2003-KS10, Cl AI2
2.710%, 05/25/26	$33	$33
SLM Student Loan Trust, Series 2004-9, Cl A2
4.220%, 10/25/12 (B)	1,445	1,445

		2,663

Utilities — 1.7%
Oncor Electric Delivery, Transition Bond, Series 2003-1, Cl A1
2.260%, 02/15/09	1,736	1,712
PP&L Transition Bond, Series 1999-1, Cl A6
6.960%, 12/26/07	615	617

		2,329

Total Asset Backed Securities (Cost $27,308)		27,099

U.S. TREASURY OBLIGATIONS — 18.2%
U.S. Treasury Notes
3.750%, 03/31/07#	7,625	7,559
3.625%, 06/30/07	795	786
2.625%, 11/15/06#	925	910
2.500%, 09/30/06#	15,920	15,675

Total U.S. Treasury Obligations (Cost $25,072)		24,930

CORPORATE BONDS — 15.1%
Automotive — 0.4%
DaimlerChrysler NA Holdings
4.026%, 03/07/07 (B)	550	550

Energy — 1.2%
Consolidated Edison of New York
6.625%, 12/15/05	875	875
Consolidated Natural Gas
5.375%, 11/01/06	675	678

		1,553

Financials — 11.5%
Bank of America
6.625%, 08/01/07	887	913
Bank One
7.125%, 05/15/07	1,000	1,030
Bear Stearns
4.393%, 04/29/08 (B)	1,280	1,283
CIT Group
6.500%, 02/07/06	1,015	1,018
Citigroup
4.310%, 11/01/07 (B)	1,000	1,001
Heller Financial
6.375%, 03/15/06	2,000	2,010
HSBC Finance
3.375%, 02/21/06 (MTN)	1,225	1,222
5.750%, 01/30/07	613	619
International Lease Finance
4.000%, 01/17/06 (MTN)	241	241
5.750%, 10/15/06	675	679
John Deere Capital
5.125%, 10/19/06	1,325	1,329

31

Allegiant Ultra Short Bond Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
JP Morgan
6.700%, 11/01/07	$1,250	$1,288
Morgan Stanley
6.100%, 04/15/06	1,000	1,005
SLM, Series A (MTN)
3.500%, 09/30/06	900	889
US Bancorp
6.875%, 09/15/07	460	476
Wells Fargo (MTN)
6.750%, 10/01/06	650	659

		15,662

Insurance — 1.1%
AEGON NV
8.000%, 08/15/06	1,510	1,541

Real Estate — 0.4%
EOP Operating LP
8.375%, 03/15/06	580	586

Utilities — 0.5%
Northern States Power
2.875%, 08/01/06	700	692

Total Corporate Bonds (Cost $20,719)		20,584

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.1%
Bank of America Mortgage Securities, Series 2003-A, Cl 1A1
3.234%, 02/25/33 (B)	91	93
Chase Mortgage Finance, Series 2004-S3, Cl 2A1
5.250%, 03/25/34	2,599	2,595
Fannie Mae, Series 2003-054, Cl PB
4.000%, 09/25/17	622	620
Fannie Mae, Series 2003-16, Cl PA
4.500%, 11/25/09	11	11
Fannie Mae, Series 2003-16, Cl PG
3.500%, 11/25/09	31	31
Fannie Mae, Series 2003-24, Cl PH
4.000%, 11/25/09	169	169
Fannie Mae, Series 2003-35, Cl MB
4.500%, 06/25/13	4,000	3,982
Fannie Mae, Series 2003-41, Cl YN
4.000%, 05/25/17	613	610
Freddie Mac, Series 2513, Cl JC
5.000%, 06/15/14	3,414	3,418
Freddie Mac, Series 2660, Cl MH
3.500%, 05/15/18	1,063	1,055
Freddie Mac, Series 2701, Cl OJ
2.750%, 01/15/11	1,017	1,010
Freddie Mac, Series 2707, Cl OK
3.500%, 05/15/10	1,254	1,248
Freddie Mac, Series 2708, Cl DA
3.500%, 04/15/19	560	558
Freddie Mac, Series 2714 Cl CK
4.000%, 06/15/24	1,564	1,544
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	218	214
Ginnie Mae, Series 2003-33, Cl NJ
3.500%, 02/16/26	252	252
Washington Mutual, Series 2002-AR10, Cl A6
4.816%, 10/25/32 (B)	$1,931	$1,921

Total Collateralized Mortgage Obligations (Cost $19,519)		19,331

U.S. GOVERNMENT AGENCY MORTGAGE - BACKED OBLIGATIONS — 2.4%
Federal National Mortgage Association — 2.4%
5.500%, 12/01/11	3,241	3,266

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $3,314)		3,266

	Number of Shares
AFFILIATED MONEY MARKET FUND — 4.0%
Allegiant Money Market Fund, Class I†	5,409,191	5,409

Total Affiliated Money Market Fund (Cost $5,409)		5,409

Total Investments Before Collateral for Loaned Securities – 101.1% (Cost $138,946)		138,118

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 37.2%
Master Notes — 9.2%
Bank of America
4.143%, 01/03/06	$5,000	5,000
Bear Stearns
4.213%, 12/07/05	5,000	5,000
JP Morgan
4.143%, 12/15/05	2,500	2,500

		12,500

Medium Term Notes — 5.5%
Morgan Stanley
4.143%, 02/15/06 (B)	5,000	5,000
Sigma Finance
4.080%, 07/07/06 (B)	2,500	2,500

		7,500

Repurchase Agreements — 22.5%
Bank of America
4.110%, 12/01/05	9,852	9,852
Bear Stearns
4.123%, 12/01/05	15,000	15,000
4.163%, 12/01/05	5,000	5,000
Lehman Brothers
4.133%, 12/01/05	930	930

		30,782

Total Short Term Investments Held as Collateral for Loaned Securities (Cost $50,782)‡		50,782

Total Investments — 138.3% (Cost $189,728)*		188,900

32

Value (000)
Other Assets & Liabilities — (38.3)%
Dividends Payable
Class I	$(394)
Class A	(4)
Investment Advisory Fees Payable	(23)
12b-1 Fees Payable
Class I	(7)
Administration Fees Payable	(7)
Custody Fees Payable	(1)
Trustees’ Fees Payable	(9)
Payable for Collateral for Loaned Securities	(50,782)
Payable for Investments Purchased	(2,048)
Other	965

Total Other Assets & Liabilities	(52,310)

TOTAL NET ASSETS — 100.0%	$136,590

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$139,955
Undistributed Net Investment Income	183
Accumulated Net Realized Loss on Investments	(2,720)
Net Unrealized Depreciation on Investments	(828)

Total Net Assets	$136,590

Net Asset Value, Offering and Redemption Price Per Share — Class I ($134,940,735 ÷ 13,690,050 outstanding shares of beneficial interest)	$9.86

Net Asset Value and Redemption Price Per Share — Class A ($1,649,203 ÷ 167,489 outstanding shares of beneficial interest)	$9.85

Maximum Offering Price Per Share — Class A ($9.85 ÷ 99.00%)	$9.95

*	Aggregate cost for Federal income tax purposes is (000) $189,818.

Gross unrealized appreciation (000)	$30
Gross unrealized depreciation (000)	(948)

Net unrealized appreciation (000)	$(918)

#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $49,891.

†	See Note 3 in Notes to Financial Statements

‡	See Note 8 in Notes to Financial Statements

(A)	Stepped Coupon Bond — the rate shown is the rate in effect on November 30, 2005.

(B)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2005.

Cl — Class

MTN — Medium Term Note

See Notes to Financial Statements.

33

Allegiant Intermediate Tax Exempt Bond Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.4%
Alaska — 1.0%
Anchorage (GO) (MBIA)
5.000%, 07/01/14	$1,100	$1,184

Arizona — 2.2%
Maricopa County Industrial Development Authority, Madera Pointe Apartments Project (RB) Series A (FSA)
5.300%, 06/01/06	1,000	1,005
Tucson Street & Highway User Authority (RB) Series A (MBIA)
7.000%, 07/01/11	1,500	1,755

		2,760

California — 0.3%
Foothill/Eastern Corridor Capital Appreciation (RB) (ETM) (FSA)
4.894%, 01/01/29 (A)	1,000	328

Colorado — 1.5%
Colorado Water Resource Power Development Authority (RB) Series A
6.300%, 09/01/14	35	35
El Paso County Colonial Falcon School District #49 (GO) (FGIC)
5.750%, 12/01/15	1,665	1,837

		1,872

Connecticut — 2.3%
Connecticut State (GO) Series B
5.500%, 03/15/11	1,000	1,093
Connecticut State Transportation Infrastructure (RB)
5.375%, 09/01/08	1,700	1,786

		2,879

Florida — 2.7%
Florida Board of Education (GO) (ETM)
9.125%, 06/01/14	135	183
Florida Board of Education Capital Outlay (GO) Series D
5.750%, 06/01/22	1,000	1,087
Florida Department of Transportation, Right of Way Project (GO)
6.000%, 07/01/07	1,000	1,041
Gulf Breeze Capital Funding (RB) Series A (MBIA) (VRDN)
5.391%, 12/01/17	1,000	1,090

		3,401

Georgia — 7.2%
Atlanta Water & Waste Water Authority (RB) Series A (FGIC)
5.500%, 11/01/13	2,000	2,233
Fulton County Development Authority, Georgia Tech Athletic Association (RB) (AMBAC)
5.500%, 10/01/17	1,750	1,919
Georgia Municipal Electric Authority (RB) Series X (MBIA)
6.500%, 01/01/12	2,000	2,207
Georgia State (GO) Series B
6.650%, 03/01/09	$1,000	$1,102
Metropolitan Atlanta Rapid Transportation Authority Second Indenture Project (RB) Series A (MBIA)
5.625%, 07/01/20	1,500	1,550

		9,011

Illinois — 5.9%
Champaign County Community United School District Number 116 Urbana (GO) (FGIC)
5.375%, 01/01/15	1,735	1,913
Chicago (GO) Series A (MBIA)
5.500%, 01/01/14	260	283
Chicago, Prerefunded 01/01/11 @ 101 (GO) Series A (MBIA)
5.500%, 01/01/14	740	813
Illinois Highway Toll Authority (RB) Series A (FSA)
5.500%, 01/01/13	1,000	1,106
Illinois Sales Tax Program (RB) Series Q
6.000%, 06/15/12	1,000	1,102
Illinois State (GO) (FGIC)
5.500%, 02/01/16	1,000	1,088
Lake County Community School District No. 50, Prerefunded 12/01/08 @ 100 (GO) Series A (FGIC)
6.000%, 12/01/20	1,000	1,076

		7,381

Indiana — 5.7%
East Chicago Elementary School Building Corporation, First Mortgage (RB)
6.250%, 01/05/16	1,750	1,979
Fort Wayne South Side School Building Corporation, First Mortgage (RB) (FSA)
4.750%, 07/15/11	500	514
Hammond Multi-School Building Corporation, First Mortgage (RB) Series B (ETM)
6.000%, 01/15/18	1,000	1,154
Indiana Transportation Finance Authority (RB) Series C (FGIC)
5.500%, 12/01/15	1,000	1,120
Indianapolis Local Improvement Project (RB) Series D (AMBAC)
5.375%, 02/01/17	1,250	1,325
Wawasee Community School Corporation (RB) (FSA)
5.000%, 07/15/18	1,000	1,077

		7,169

Kentucky — 2.5%
Kentucky Turnpike Authority, Economic Revitalization Projects (RB) (AMBAC)
6.500%, 07/01/07	3,000	3,141

Massachusetts — 7.6%
Lawrence (GO) (AMBAC)
5.500%, 02/01/14	1,355	1,462
5.500%, 02/01/17	1,765	1,895

34

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Massachusetts — continued
Massachusetts (GO)Series A (FGIC)
5.750%, 08/01/08	$1,000	$1,061
Massachusetts Bay Transportation Authority, General Transportation Systems Project (RB) Series A
5.800%, 03/01/11	1,000	1,102
5.750%, 03/01/18	655	666
Massachusetts Bay Transportation Authority, General Transportation Systems Project, Prerefunded 03/01/09 @ 101 (RB) Series A (FGIC)
5.500%, 03/01/15	1,500	1,612
Massachusetts State Conservation Loan (GO) Series C
5.000%, 09/01/15	1,550	1,666

		9,464

Michigan — 2.0%
Michigan State Building Authority, Facilities Program (RB) Series II (AMBAC)
5.000%, 10/15/15	2,350	2,550

Missouri — 2.2%
Missouri Environmental Improvement Authority, Revolving Fund Program (RB) Series A
6.000%, 01/01/07	1,545	1,589
Missouri Environmental Improvement Authority, Revolving Fund Program (RB) Series B
5.500%, 07/01/16	1,000	1,131

		2,720

Nevada — 4.4%
Clark County School District, Prerefunded
12/15/11 @ 100 (GO) Series F (FSA)
5.500%, 06/15/17	1,000	1,100
Clark County Transportation Authority, Prerefunded 12/01/10 @ 101 (GO) Series B
5.750%, 12/01/16	2,000	2,215
Henderson (GO) Series A (MBIA)
6.500%, 06/01/07	1,000	1,046
Nevada (GO) Series A-1
6.000%, 05/15/09	1,000	1,082

		5,443

New Jersey — 0.9%
New Jersey State Transportation Trust Fund Authority, Transportation System (RB) Series B (FGIC)
5.250%, 12/15/14	1,000	1,095

New Mexico — 0.8%
Albuquerque Joint Water & Sewer Systems Project (RB)
6.000%, 07/01/07	1,000	1,041

New York — 2.1%
Buffalo Sewer Authority (RB) Series F (FGIC)
6.000%, 07/01/13	1,300	1,488
New York State Power Authority, Prerefunded
01/01/10 @ 100 (RB)
7.000%, 01/01/18	$1,000	$1,136

		2,624

North Carolina — 1.5%
Charlotte Water and Sewer System (RB)
5.500%, 06/01/14	1,675	1,822

Ohio — 16.0%
Butler County Transportation Improvement (RB) Series A (FSA)
6.000%, 04/01/10	1,000	1,075
5.500%, 04/01/09	1,150	1,226
Centerville Capital Facilities, Prerefunded
12/01/05 @101 (GO) (MBIA)
5.650%, 12/01/18	455	460
Clermont County Water Works, Sewer District Project (RB) (AMBAC)
5.250%, 08/01/15	1,830	1,991
Cleveland Public Power Systems, First Mortgage (RB) Series 1 (MBIA)
6.000%, 11/15/10	995	1,105
Cleveland Water Works, First Mortgage (RB) Series G (MBIA)
5.500%, 01/01/09	1,000	1,062
Delaware County Capital Facilities, Prerefunded
12/01/10 @ 101 (GO)
6.000%, 12/01/12	545	611
Hamilton County Hospital Facilities Authority, Children’s Hospital Medical Center (RB) Series G (MBIA)
5.375%, 05/15/13	1,100	1,163
Lakota Local School District (GO) (FGIC)
5.500%, 12/01/15	745	836
Massillon Parks & Recreation (GO) (AMBAC)
5.500%, 12/01/18	1,405	1,537
Miami University General Receipts (RB) (AMBAC)
5.500%, 12/01/13	1,125	1,254
Ohio Department of Administrative Services Office Project (COP) (AMBAC)
5.000%, 12/15/12	710	746
Ohio Housing Finance Agency, Single-Family Housing Mortgage, Prerefunded 01/15/13 @ 81.88 (RB) (FGIC)
6.399%, 01/15/15 (A)	1,500	906
Ohio State Higher Education (GO) Series A
5.375%, 08/01/18	1,000	1,083
Ohio State Higher Education (GO) Series B
5.250%, 11/01/12	1,000	1,093
Ohio Turnpike Commission Authority (RB) Series A (FGIC)
5.500%, 02/15/17	500	563
5.500%, 02/15/18	1,000	1,128
Ohio Turnpike Commission Authority (RB) Series B (FSA)
5.500%, 02/15/13	1,000	1,111

35

Allegiant Intermediate Tax Exempt Bond Fund

STATEMENT OF NET ASSETS

November 30 , 2005 ( Unaudited )

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Perrysburg Exempted Village School District (GO)
5.350%, 12/01/25	$1,000	$1,061

		20,011

Oklahoma — 2.3%
Grand River Dam Authority (RB) (AMBAC)
6.250%, 06/01/11	2,500	2,827

Pennsylvania — 2.4%
Pennsylvania Convention Center Authority (RB) (ETM) Series A (FGIC)
6.000%, 09/01/19	1,000	1,173
Pennsylvania State Intergovernmental Cooperative Authority, Special Tax, City of Philadelphia Funding Program (RB) (FGIC)
5.250%, 06/15/12	1,000	1,058
State Public School Building Authority, Montgomery County Community College Project (RB)
4.600%, 05/01/12	160	168
Westmoreland County Capital Appreciation (RB) Series A (MBIA)
5.041%, 08/15/23 (A)	1,345	586

		2,985

South Carolina — 1.9%
Charleston County Public Improvement (GO)
6.000%, 09/01/09	1,000	1,091
South Carolina State Public Service Authority (RB) Series B (MBIA)
5.000%, 01/01/19	1,200	1,277

		2,368

Tennessee — 3.0%
Nashville & Davidson County Metropolitan Government (GO)
6.000%, 12/01/10	1,500	1,667
Shelby County (GO) Series B
5.200%, 12/01/09	2,000	2,058

		3,725

Texas — 9.8%
Austin Water & Wastewater System (RB) Series A (AMBAC)
5.500%, 11/15/14	1,000	1,118
Comal Independent School District (GO) (PSF-GTD)
5.500%, 02/01/19	500	537
Conroe Independent School District (GO)
5.500%, 02/15/15	195	206
Conroe Independent School District, Prerefunded 02/15/09 @ 100 (GO)
5.500%, 02/15/15	2,305	2,450
Houston (GO) Series E (AMBAC)
5.000%, 03/01/15	1,500	1,614
Houston Water & Sewer System (RB) Series A (FSA)
5.500%, 12/01/13	800	870
Houston Water & Sewer System, Prerefunded 12/01/11 @ 100 (RB) Series A (FSA)
5.500%, 12/01/13	$700	$769
Robinson Independent School District (GO) (PSF-GTD)
5.750%, 08/15/12	575	619
Texas State Water Financial Assistance (GO)
5.500%, 08/01/17	1,125	1,216
United Independent School District, Prerefunded 08/15/12 @ 100 (GO) (PSF-GTD)
5.375%, 08/15/16	1,585	1,743
Williamson County, Prerefunded 02/15/12 @ 100 (GO) (FSA)
5.500%, 02/15/16	1,000	1,102

		12,244

Utah — 2.6%
Intermountain Power Agency (RB) Series E (FSA)
6.250%, 07/01/09	2,000	2,183
Murray City Utah Electric (RB) (AMBAC)
5.750%, 06/01/21	1,000	1,090

		3,273

Vermont — 2.8%
Burlington Electric (RB) Series A (MBIA)
6.000%, 07/01/07	1,355	1,409
Vermont Educational & Health Buildings Financing Authority, Middlebury College Project (RB)
5.500%, 11/01/16	2,000	2,078

		3,487

Washington — 3.9%
King County School District Number 412 Shoreline (GO) (FSA)
5.250%, 12/01/17	1,000	1,087
Seattle Municipal Light & Power (RB)
5.625%, 12/01/18	3,500	3,750

		4,837

Wisconsin — 0.9%
Fond du Lac School District, Prerefunded 04/01/10 @ 100 (GO) (FGIC)
5.750%, 04/01/17	1,000	1,092

Total Municipal Bonds (Cost $117,987)		122,734

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.2%
Allegiant Tax-Exempt Money Market Fund, Class I†	271,387	271

Total Affiliated Money Market Fund (Cost $271)		271

Total Investments — 98.6% (Cost $118,258)*		123,005

36

Value (000)
Other Assets & Liabilities — 1.4%
Dividends Payable
Class I	$(376)
Class A	(17)
Class B	(1)
Investment Advisory Fees Payable	(42)
12b-1 Fees Payable
Class I	(12)
Class A	(1)
Administration Fees Payable	(6)
Trustees’ Fees Payable	(7)
Other	2,262

Total Other Assets & Liabilities	1,800

TOTAL NET ASSETS — 100.0%	$124,805

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$120,252
Distributions in Excess of Net Investment Income	(418)
Undistributed Net Realized Gain on Investments	224
Net Unrealized Appreciation on Investments	4,747

Total Net Assets	$124,805

Net Asset Value, Offering and Redemption Price Per Share — Class I ($118,186,354 ÷ 11,816,871 outstanding shares of beneficial interest)	$10.00

Net Asset Value and Redemption Price Per Share — Class A ($6,047,783 ÷ 602,876 outstanding shares of beneficial interest)	$10.03

Maximum Offering Price Per Share — Class A ($10.03 ÷ 97.00%)	$10.34

Net Asset Value and Offering Price Per Share — Class B ($531,003 ÷ 53,123 outstanding shares of beneficial interest)	$10.00

Net Asset Value and Offering Price Per Share — Class C ($39,433 ÷ 3,945 outstanding shares of beneficial interest)	$10.00

*	Aggregate cost for Federal income tax purposes is (000) $118,258.

Gross unrealized appreciation (000)	$4,819
Gross unrealized depreciation (000)	(72)

Net unrealized appreciation (000)	$4,747

†	See Note 3 in Notes to Financial Statements

(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of participation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association

PSF-GTD — Public School Fund - Guaranteed

RB — Revenue Bond

VRDN	— Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2005, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

37

Allegiant Michigan Intermediate Municipal Bond Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.9%
Michigan — 96.8%
Anchor Bay School District (GO)Series II (FGIC)
6.125%, 05/01/11	$350	$393
Byron Center Public School (GO) (MBIA)
8.250%, 05/01/08	1,380	1,533
8.250%, 05/01/09	1,380	1,591
Central Michigan University (RB) (FGIC)
5.000%, 10/01/18	1,000	1,027
Chippewa Valley School District, Prerefunded 05/01/12 @ 100 (GO)
5.500%, 05/01/16	1,000	1,108
Detroit Distributable State Aid (GO) (AMBAC)
5.250%, 05/01/08	2,000	2,089
Detroit Downtown Development (GO) Series A (AMBAC)
6.250%, 07/15/11	1,600	1,809
Detroit School District, Prerefunded 05/01/09 @ 101 (GO) Series B (FGIC)
5.000%, 05/01/17	1,000	1,060
Detroit Sewer Disposal System (RB) Series A (MBIA)
6.000%, 07/01/07	500	520
Detroit Sewer Disposal System (RB) Series B (MBIA)
6.000%, 07/01/09	1,000	1,085
6.000%, 07/01/10	1,380	1,522
Detroit Water Supply System (RB) (FGIC)
6.500%, 07/01/15	1,000	1,193
Detroit Water Supply System (RB) Series A (MBIA)
6.000%, 07/01/13	1,000	1,142
Detroit Water Supply System (RB) Series B (MBIA)
5.550%, 07/01/12	2,000	2,221
East Lansing Michigan Schools (GO) Series B (MBIA)
5.000%, 05/01/20	1,750	1,847
Ecorse Public School District (GO) (FGIC)
6.500%, 05/01/07	1,350	1,409
Forest Hills Public Schools (GO)
5.000%, 05/01/12	1,000	1,071
Goodrich Area School District (GO) Series A (FSA)
5.750%, 05/01/12	1,020	1,142
Grand Haven Area Public Schools (GO) (MBIA)
7.000%, 05/01/07	1,235	1,297
Grand Ledge Public School District (GO) (MBIA)
5.450%, 05/01/11	1,250	1,366
Grand Rapids Building Authority (RB)
5.000%, 04/01/15	1,570	1,692
Grand Rapids Sanitation & Sewer Systems (RB) Series A (FGIC)
5.375%, 01/01/16	1,535	1,705
Grand Valley Michigan State University, Prerefunded 12/01/10 @ 100 (RB) (FGIC)
5.750%, 12/01/14	1,405	1,548
Greater Detroit Resource Recovery Authority (RB) Series B (AMBAC)
6.250%, 12/13/08	1,500	1,624
Hartland School District, Prerefunded 05/01/10 @ 100 (GO) (FGIC)
6.000%, 05/01/12	$1,325	$1,463
Holt Public Schools, Prerefunded 05/01/10 @ 100 (GO) Series A (FGIC)
5.625%, 05/01/15	1,275	1,388
Ingham County Building Authority (GO) (MBIA)
5.000%, 07/01/16	1,010	1,087
Jenison Public Schools (GO) (FGIC)
5.250%, 05/01/12	1,000	1,091
Kalamazoo Hospital Finance Authority, Borgess Medical Center (RB) (ETM) Series A (FGIC)
6.125%, 07/01/07	1,010	1,012
Kalamazoo Public Library (GO) (MBIA)
5.200%, 05/01/11	1,000	1,081
Kent County Hospital Finance Authority, Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	5,000	5,659
Michigan State Building Facilities Authority, Prefunded 10/15/07 @ 101 (RB) Series II
5.000%, 10/15/14	1,000	1,040
Michigan State Environmental Protection Program (GO)
6.250%, 11/01/12	3,250	3,636
Michigan State Hospital Finance Authority (RB) (ETM) Series P (MBIA)
5.375%, 08/15/14	285	298
Michigan State Hospital Finance Authority, Harper-Grace Hospitals (RB) (ETM)
7.125%, 05/01/09	555	590
Michigan State Hospital Finance Authority, Henry Ford Health System (RB) (AMBAC)
6.000%, 09/01/11	500	558
6.000%, 09/01/12	2,000	2,254
Michigan State Strategic Fund Limited Obligation, Detroit Edison Project (RB) Series AA (FGIC)
6.950%, 05/01/11	2,000	2,321
Michigan State Strategic Fund Limited Obligation, Detroit Edison Project (RB) Series BB (MBIA)
7.000%, 07/15/08	3,000	3,268
Michigan State Strategic Fund Limited Obligation, Ford Motor Project (RB) Series A
7.100%, 02/01/06	5,000	5,013
Michigan State Trunk Line (RB) Series A (MBIA)
5.250%, 11/01/15	2,000	2,211
Mona Shores School District (GO) (FGIC)
6.750%, 05/01/09	2,075	2,293
Northwestern Michigan College (GO) (AMBAC)
5.000%, 04/01/18	1,035	1,102
Oakland County Economic Development Authority, Cranbrook Community Project (RB)
5.000%, 11/01/17	5,000	5,175
Paw Paw Public School District (GO) (FGIC)
6.500%, 05/01/09	1,000	1,097
Southgate Community School District, Prerefunded 05/01/09 @ 100 (GO) (FGIC)
5.750%, 05/01/11	1,665	1,793

38

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Michigan — continued
Tecumseh Public Schools, Prerefunded 05/01/10 @ 100 (GO)
5.450%, 05/01/18	$1,165	$1,260
University of Michigan (RB) Series A-2
3.010%, 12/01/24	1,000	1,000
Utica Community Schools, School Building and Site (GO)
5.500%, 05/01/17	500	552
Wayne County Building Authority, Capital Improvements (GO) Series A (MBIA)
6.000%, 06/01/07	2,000	2,066
Western School District (GO) (MBIA)
5.900%, 05/01/10	1,680	1,846
Wyandotte Electric Authority (RB) (MBIA)
6.250%, 10/01/08	1,910	1,993

		87,141

Puerto Rico — 2.1%
Commonwealth of Puerto Rico (GO) (MBIA)
6.250%, 07/01/10	300	334
Commonwealth of Puerto Rico, Public Buildings Authority (RB) Series L (FSA)
5.500%, 07/01/07	1,000	1,035
University of Puerto Rico (RB) Series N (MBIA)
6.250%, 06/01/07	500	522

		1,891

Total Municipal Bonds (Cost $83,552)		89,032

	Number of Shares
MONEY MARKET FUNDS — 0.3%
Fidelity Michigan Municipal Money Market Fund	224,855	225
JPMorgan Michigan Municipal Money Market Fund	374	— (A)

Total Money Market Funds (Cost $225)		225

Total Investments — 99.2% (Cost $83,777)*		89,257

Value (000)
Other Assets & Liabilities — 0.8%
Dividends Payable
Class I	$(281)
Class A	(49)
Class B	(3)
Investment Advisory Fees Payable	(30)
12b-1 Fees Payable
Class I	(8)
Class A	(2)
Administration Fees Payable	(5)
Trustees’ Fees Payable	(6)
Other	1,148

Total Other Assets & Liabilities	764

TOTAL NET ASSETS — 100.0%	$90,021

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$84,126
Undistributed Net Investment Income	5
Undistributed Net Realized Gain on Investments	410
Net Unrealized Appreciation on Investments	5,480

Total Net Assets	$90,021

Net Asset Value, Offering and Redemption Price Per Share — Class I ($73,205,080 ÷ 6,919,956 outstanding shares of beneficial interest)	$10.58

Net Asset Value and Redemption Price Per Share — Class A ($15,590,743 ÷ 1,474,674 outstanding shares of beneficial interest)	$10.57

Maximum Offering Price Per Share — Class A ($10.57 ÷ 97.00%)	$10.90

Net Asset Value and Offering Price Per Share — Class B ($919,631 ÷ 86,857 outstanding shares of beneficial interest)	$10.59

Net Asset Value and Offering Price Per Share — Class C ($306,005 ÷ 28,883 outstanding shares of beneficial interest)	$10.59

*	Aggregate cost for Federal income tax purposes is (000) $83,777.

Gross unrealized appreciation (000)	$5,515
Gross unrealized depreciation (000)	(35)

Net unrealized appreciation (000)	$5,480

(A)	Value is less than $500

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association

RB — Revenue Bond

See Notes to Financial Statements.

39

Allegiant Ohio Intermediate Tax Exempt Bond Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.3%
Ohio — 94.6%
Akron (GO)(ETM)
6.000%, 12/01/12	$1,000	$1,107
Akron Economic Development (RB) (MBIA)
6.000%, 12/01/12	935	1,064
5.750%, 12/01/09	1,680	1,786
Akron Sewer System (RB) (MBIA)
5.650%, 12/01/08	560	579
Ashland City School District, Elementary Schools Facilities Project (COP) (AMBAC)
5.100%, 12/01/09	245	260
5.000%, 12/01/08	250	262
4.950%, 12/01/07	345	356
Belle Fontaine City School District, Prerefunded 12/01/09 @ 101 (GO) (MBIA)
5.750%, 12/01/18	505	553
Bowling Green State University, Prerefunded 06/01/10 @ 101 (RB) (FGIC)
5.750%, 06/01/12	1,000	1,102
5.750%, 06/01/14	1,040	1,146
Brecksville-Broadview Heights City School District (GO) (FGIC)
6.500%, 12/01/16	1,750	1,838
Centerville Capital Facilities (GO) (MBIA)
5.650%, 12/01/18	45	46
Centerville City School District (GO) (FGIC)
5.500%, 12/01/07	500	516
Chesapeake-Union Exempted Village School District (GO) (AMBAC)
6.250%, 12/01/22	1,000	1,117
Cincinnati City School District, Prerefunded 12/01/11 @ 100 (GO) (MBIA)
5.375%, 12/01/16	1,000	1,095
Cincinnati Water System (RB)
5.500%, 12/01/10	2,000	2,181
5.000%, 12/01/16	1,200	1,274
Clermont County Water Works, Sewer District Project (RB) (AMBAC)
5.250%, 08/01/15	1,000	1,088
Cleveland Waterworks (RB) Series L (FGIC)
3.030%, 01/01/33	2,000	2,000
Cleveland Waterworks (RB) Series N (MBIA)
5.000%, 01/01/18	2,190	2,342
Cleveland Waterworks, Refunding & Improvement Project, Prerefunded 01/01/06 @ 102 (RB) Series H (MBIA)
5.625%, 01/01/13	35	36
Columbus (GO) Series C
5.000%, 07/15/14	1,270	1,376
Columbus, Prerefunded 06/15/08 @ 101 (GO) Series 2
5.000%, 06/15/16	1,000	1,051
Cuyahoga County (GO)
5.650%, 05/15/18	600	684
Cuyahoga County Economic Development Authority (RB) (LOC - Key Bank)
2.750%, 12/01/29	1,000	992
Cuyahoga County Economic Development Authority, University School Project (RB) Series B (LOC - Key Bank)
5.300%, 12/01/29	2,500	2,613
Cuyahoga County Hospital Facilities Authority, University Hospital Systems Health Project (RB) Series A (MBIA)
5.250%, 01/15/08	$2,000	$2,044
Delaware County, Prerefunded 12/01/10 @ 101 (GO)
6.000%, 12/01/13	575	645
Erie County Garbage & Refuse Landfill Improvement (GO) (FSA)
5.500%, 12/01/20	1,305	1,447
Fairfield City School District Improvement (GO) (FGIC)
5.500%, 12/01/15	1,000	1,086
Forest Hills Local School District (GO) (MBIA)
6.000%, 12/01/08	1,210	1,300
6.000%, 12/01/09	830	908
Franklin County (GO)
5.000%, 12/01/15	1,875	2,036
5.000%, 12/01/16	1,000	1,079
Franklin County Hospital Facilities Authority, Children’s Hospital Project (RB) Series A
6.000%, 11/01/06	1,035	1,056
Greater Cleveland Regional Transportation Authority (GO) Series A (MBIA)
5.000%, 12/01/18	570	595
5.000%, 12/01/19	495	517
Greene County Sewer System Limited Tax Authority (GO)
2.000%, 12/01/05	1,000	1,000
Groveport-Madison Local School District (GO)
2.200%, 12/01/06	1,008	985
Hamilton City School District (GO) (MBIA)
5.000%, 12/01/18	2,100	2,230
Hamilton City School District (GO) Series A
6.150%, 12/01/13	1,000	1,157
Hamilton County Water System, West Phase Project, Prerefunded 12/01/05 @ 102 (GO)
5.500%, 12/01/07	240	245
Indian Hill Exempted Village School District, Prerefunded 12/01/11 @ 100 (GO)
5.500%, 12/01/16	1,300	1,433
Lakota Local School District (GO) (FGIC)
5.500%, 12/01/15	500	561
5.500%, 12/01/16	1,380	1,559
5.000%, 12/01/12	1,000	1,053
Lebanon City School District, Prerefunded 12/01/11 @ 100 (GO) (FSA)
5.500%, 12/01/16	2,000	2,204
Licking County Joint Vocational School District (GO) (MBIA)
5.375%, 12/01/17	1,670	1,822
Lima City School District, Prerefunded 12/01/10 @ 102 (GO) (AMBAC)
5.500%, 12/01/22	1,000	1,107
Mad River Local School District (GO) (FGIC)
5.750%, 12/01/14	1,060	1,206
5.750%, 12/01/19	1,020	1,123
Mansfield City School District (GO)
6.250%, 12/01/07	1,000	1,057
6.250%, 12/01/09	1,000	1,102

40

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Mason City School District, Prerefunded 12/01/05 @ 100 (GO) (FGIC)
5.200%, 12/01/08	$865	$865
Miami University General Receipts (RB) (AMBAC)
5.500%, 12/01/13	1,000	1,115
5.000%, 09/01/15	1,695	1,838
Middletown (GO) (FGIC)
5.750%, 12/01/12	650	709
5.750%, 12/01/13	640	698
Montgomery County (GO)
5.500%, 12/01/20	1,515	1,637
5.375%, 12/01/16	1,250	1,359
Montgomery County Solid Waste Authority (RB) (MBIA)
5.350%, 11/01/10	900	920
5.300%, 11/01/07	1,000	1,028
5.125%, 11/01/08	500	514
Montgomery County Water Authority, Greater Moraine, Beavercreek Project (RB) (AMBAC)
5.250%, 11/15/06	500	509
Napoleon City School District, Prerefunded 12/01/06 @ 101 (GO) (AMBAC)
5.375%, 12/01/18	1,000	1,031
North Canton City School District (GO) (AMBAC)
5.750%, 12/01/06	250	255
North Royalton City School District (GO) (MBIA)
6.625%, 12/01/06	1,885	1,947
Oak Hills Local School District (GO) (MBIA)
5.650%, 12/01/07	350	366
Ohio Building Authority, Arts Facility Project (RB) Series A
5.500%, 04/01/16	1,000	1,078
Ohio Capital Corporation for Housing, Housing & Urban Development (RB) Series D (FHA)
5.350%, 02/01/09	650	672
Ohio Common School Capital Facility (GO) Series B
5.500%, 09/15/13	2,640	2,941
Ohio Conservation Projects (GO) Series A
5.250%, 09/01/16	2,100	2,255
Ohio Department of Administrative Services Office Project (COP) (AMBAC)
5.000%, 12/15/12	500	526
Ohio Housing Finance Agency, Single-Family Housing Mortgage (RB) Series A
6.375%, 04/01/17	10	10
Ohio Housing Finance Agency, Single-Family Housing Mortgage, Prerefunded 01/15/13 @ 81.88 (RB) (FGIC)
5.529%, 01/15/15 (A)	420	254
Ohio Infrastructure Improvement, Prerefunded 02/01/10 @ 101 (GO) Series A
5.750%, 02/01/12	1,000	1,095
Ohio State Higher Educational Capital Facilities, Prerefunded 05/01/10 @ 100 (GO) Series B
5.750%, 05/01/11	2,820	3,078
Ohio State Higher Educational Facilities Authority, University of Dayton (RB) (AMBAC)
5.500%, 12/01/11	$2,500	$2,754
Ohio State Higher Educational Facility Commission, Case Western University Project (RB) Series C
5.000%, 10/01/10	905	939
Ohio State Higher Educational Facility Commission, Oberlin College Project (RB)
5.250%, 10/01/14	1,045	1,149
Ohio State Higher Educational Facility Commission, Wittenberg University Project (RB)
5.500%, 12/01/18	1,870	1,987
Ohio State Higher Educational Facility Commission, Xavier University (RB) (MBIA)
5.300%, 05/15/17	2,000	2,090
Ohio State Higher Educational Facility, Kenyon College Project (RB)
5.050%, 07/01/37	1,500	1,583
Ohio State University General Receipts, Prerefunded 12/01/09 @ 101 (RB) Series A
5.750%, 12/01/13	615	672
Ohio State Water Development Authority, Drinking Water Assistance Fund (RB) Series B
5.000%, 06/01/15	1,345	1,458
Ohio Turnpike Commission Authority (RB) Series A (FGIC)
5.500%, 02/15/17	1,500	1,688
Ohio Water & Pollution Control Development Authority, Water Quality Loan Funding Project, Prerefunded 12/01/07 @ 101 (RB) (MBIA)
5.000%, 12/01/14	1,700	1,773
Ohio Water Development Authority, Drinking Water Assistance Fund (RB) Series B
5.000%, 12/01/15	1,260	1,370
Ohio Water Development Authority, Fresh Water Project (RB) (ETM) (AMBAC)
5.600%, 06/01/07	1,500	1,532
Ohio Water Development Authority, Fresh Water Project (RB) Series B (FSA)
5.500%, 12/01/20	1,835	2,092
Ohio Water Development Authority, Pure Water Project (RB) (ETM) Series I (AMBAC)
7.250%, 12/01/08	240	251
Olentangy Local School District (GO) (FSA)
5.500%, 12/01/19	1,245	1,356
Ottawa County (GO) (MBIA)
5.400%, 09/01/11	500	534
Parma City School District (GO)
5.550%, 12/01/05	290	290
5.550%, 12/01/06	305	309
Perrysburg Exempted Village School District (GO) Series B (FSA)
5.750%, 12/01/12	1,225	1,379
Princeton City School District (GO) (MBIA)
5.250%, 12/01/17	2,025	2,198
Richland County (GO) (AMBAC)
5.200%, 12/01/08	515	526

41

Allegiant Ohio Intermediate Tax Exempt Bond Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Sharonville (GO) (FGIC)
5.250%, 06/01/13	$1,000	$1,098
Southwest Licking Local School District (GO) (FGIC)
5.750%, 12/01/15	550	629
5.750%, 12/01/16	400	461
Springboro Sewerage System (RB) (MBIA)
5.700%, 06/01/18	1,260	1,316
Stow City School District (GO)
9.125%, 12/01/06	580	612
Strongsville City School District (GO)
5.900%, 12/01/15	175	183
Strongsville City School District (GO) (MBIA)
5.200%, 12/01/09	670	715
5.150%, 12/01/08	1,000	1,052
Strongsville, Prerefunded 12/01/06 @ 102 (GO)
5.900%, 12/01/15	1,400	1,464
Summit County (GO) (FGIC)
6.000%, 12/01/09	790	863
Summit County, Prerefunded 12/01/10 @ 101 (GO) (FGIC)
6.250%, 12/01/11	1,235	1,399
Teays Valley Local School District, Facilities Construction & Improvement (GO) (MBIA)
5.375%, 12/01/20	1,000	1,085
Teays Valley Local School District, Prerefunded 12/01/10 @ 100 (GO) (MBIA)
5.000%, 12/01/19	1,070	1,141
University of Cincinnati General Receipts (RB) Series D (AMBAC)
5.000%, 06/01/16	2,000	2,152
University of Cincinnati General Receipts (RB) Series T
5.500%, 06/01/11	1,110	1,212
Upper Arlington City School District (GO)(FSA)
5.000%, 12/01/15	2,000	2,164
Valley View Village Street Improvement (GO) (AMBAC)
5.550%, 12/01/20	450	487
Vandalia, Prerefunded 12/01/06 @ 101 (GO)
5.350%, 12/01/09	505	521
Warrensville Height City School District (GO) (FGIC)
5.625%, 12/01/20	1,400	1,525
Washington County Hospital Facility Authority, Marietta Area Health Care Project (RB) (FSA)
5.375%, 09/01/18	1,500	1,588
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,452
West Clermont Local School District, Prerefunded 12/01/05 @ 100 (GO) (AMBAC)
5.650%, 12/01/08	1,030	1,030
West Geauga Local School District (GO) (AMBAC)
8.250%, 11/01/12	710	901
Westerville (GO)
5.250%, 12/01/12	1,205	1,292
Wyoming City School District (GO) Series B (FGIC)
5.750%, 12/01/13	135	153
5.750%, 12/01/14	690	785
5.750%, 12/01/15	$740	$846
5.750%, 12/01/16	800	921
5.750%, 12/01/17	400	462

		146,160

Puerto Rico — 3.7%
Commonwealth of Puerto Rico (GO) (MBIA)
6.250%, 07/01/09	2,500	2,735
6.250%, 07/01/10	1,700	1,893
University of Puerto Rico (RB) Series N (MBIA)
6.250%, 06/01/07	1,000	1,044

		5,672

Total Municipal Bonds (Cost $147,667)		151,832

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.0%
Allegiant Ohio Municipal Money Market Fund, Class I†	11,128	11

Total Affiliated Money Market Fund (Cost $11)		11

Total Investments — 98.3% (Cost $147,678)*		151,843

Other Assets & Liabilities — 1.7%
Dividends Payable
Class I	(429)
Class A	(34)
Class B	(2)
Investment Advisory Fees Payable	(51)
12b-1 Fees Payable
Class I	(14)
Class A	(2)
Administration Fees Payable	(8)
Custody Fees Payable	(1)
Trustees’ Fees Payable	(7)
Payable for Shares of Beneficial Interest Redeemed	(43)
Other	3,163

Total Other Assets & Liabilities	2,572

TOTAL NET ASSETS — 100.0%	$154,415

42

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$151,356
Distributions in Excess of Net Investment Income	(11)
Accumulated Net Realized Loss on Investments	(1,095)
Net Unrealized Appreciation on Investments	4,165

Total Net Assets	$154,415

Net Asset Value, Offering and Redemption Price Per Share — Class I ($140,638,049 ÷ 12,734,006 outstanding shares of beneficial interest)	$11.04

Net Asset Value and Redemption Price Per Share — Class A ($12,107,512 ÷ 1,100,045 outstanding shares of beneficial interest)	$11.01

Maximum Offering Price Per Share — Class A ($11.01 ÷ 97.00%)	$11.35

Net Asset Value and Offering Price Per Share — Class B ($1,010,167 ÷ 91,963 outstanding shares of beneficial interest)	$10.98

Net Asset Value and Offering Price Per Share — Class C ($659,006 ÷ 59,955 outstanding shares of beneficial interest)	$10.99

*	Aggregate cost for Federal income tax purposes is (000) $147,685.

Gross unrealized appreciation (000)	$4,589
Gross unrealized depreciation (000)	(431)

Net unrealized appreciation (000)	$4,158

†	See Note 3 in Notes to Financial Statements

(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of participation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FHA — Federal Housing Authority

FSA — Federal Security Assurance

GO — General Obligation

MBIA — Bond Insurance Association

RB — Revenue Bond

See Notes to Financial Statements.

43

Allegiant Pennsylvania Intermediate Municipal Bond Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 102.6%
Pennsylvania — 96.7%
Allegheny County Higher Education Authority, Duquesne University Project (RB) (AMBAC)
6.500%, 03/01/10	$380	$424
Allegheny County Higher Education Authority, Duquesne University Project (RB) (ETM) Series A (AMBAC)
5.000%, 04/01/19	500	528
Allegheny County Port Authority (RB) (FGIC)
5.500%, 03/01/13	500	544
Allegheny County Port Authority, Prerefunded 03/01/09 @ 101 (RB) (MBIA)
6.250%, 03/01/17	685	752
Allegheny County Sewer Sanitation Authority (RB) (MBIA)
5.750%, 12/01/09	225	245
Allegheny Valley School District (GO) Series A (MBIA)
5.000%, 11/01/19	1,500	1,589
Blair County (GO) Series A (AMBAC)
5.375%, 08/01/13	270	299
5.000%, 08/01/12	500	538
Blair County Hospital Authority, Altoona Hospital Project (RB) Series A (AMBAC)
5.250%, 07/01/09	500	527
Bradford County School District (GO) (FGIC)
5.250%, 10/01/07	700	702
Bucks County Community College Authority, College Building (RB)
5.300%, 06/15/10	100	103
Bucks County, Prerefunded 12/01/07 @ 100 (GO)
5.250%, 12/01/17	1,200	1,246
Central Dauphin School District (GO) (FSA)
5.000%, 12/01/20	1,000	1,054
Chester County, Prerefunded 06/15/08 @ 100 (GO)
5.100%, 06/15/18	1,000	1,044
Danville Area School District (GO) (FGIC)
5.000%, 05/15/11	545	584
Delaware County (GO)
5.125%, 10/01/14	275	290
5.125%, 11/15/16	425	439
Delaware River Port Authority, Pennsylvania & New Jersey Bridges Project (RB) (ETM)
6.000%, 01/15/10	340	359
Delaware River Port Authority, Pennsylvania & New Jersey Bridges Project (RB) (FSA)
5.500%, 01/01/10	500	540
Delaware Valley Regional Finance Authority (RB) Series A (AMBAC)
5.900%, 04/15/16	1,000	1,010
Fairview School District (GO) (FGIC)
6.000%, 02/15/07	605	624
Garnet Valley School District (GO) (FGIC)
5.375%, 04/01/13	500	546
Gettysburg College Municipal Authority (RB) (MBIA)
5.375%, 08/15/13	1,000	1,106
Lackawanna County (GO) Series A (FGIC)
4.800%, 01/01/13	500	515
Montgomery County Higher Education & Health Authority, Foulkeways at Gwynedd Project (RB)
6.000%, 11/15/07	$105	$105
5.900%, 11/15/06	190	190
Moon Area School District (GO) Series A (FGIC)
5.202%, 11/15/11 (A)	1,520	1,199
North Hills School District (GO) (FSA)
5.000%, 12/15/19	1,055	1,125
North Huntingdon Township (RB) (AMBAC)
5.500%, 04/01/15	1,025	1,106
North Wales Water Authority (RB) (FGIC)
5.000%, 11/01/13	400	412
Northampton County (GO)
5.125%, 08/15/17	735	769
Northampton County, General Purpose Authority (RB)
5.250%, 10/01/15	1,000	1,105
Oxford Area School District, Prerefunded 02/15/12 @ 100 (GO) Series A (FGIC)
5.500%, 02/15/13	690	762
Parkland School District (GO) (FGIC)
5.375%, 09/01/14	1,000	1,111
Pennsylvania Convention Center Authority (RB) (ETM) Series A (FGIC)
6.000%, 09/01/19	2,000	2,346
Pennsylvania State Higher Educational Facilities Authority, La Salle University Project (RB) (MBIA)
5.625%, 05/01/17	500	510
Pennsylvania State Industrial Development Authority, Economic Development Project (RB) (AMBAC)
5.800%, 07/01/09	700	756
Pennsylvania State Intergovernmental Cooperative Authority, Special Tax, City of Philadelphia Funding Program (RB) (FGIC)
5.250%, 06/15/12	500	529
5.250%, 06/15/14	1,100	1,163
5.250%, 06/15/17	500	527
Pennsylvania State Turnpike Commission (RB) Series A (FSA)
5.000%, 07/15/15	915	991
Pennsylvania State University (RB)
5.250%, 08/15/11	475	515
5.250%, 08/15/13	1,000	1,097
5.000%, 03/01/13	1,000	1,076
Pennsylvania State University (RB) Series A
4.900%, 08/15/10	200	209
Pennsylvania State, Prerefunded 08/01/08 @ 101 (GO) Second Series
5.000%, 08/01/15	1,000	1,053
Perkiomen Valley School District (GO) (FSA)
5.000%, 02/01/17	100	102
Philadelphia Hospital Authority, Graduate Hospital Project (RB) (ETM)
7.000%, 07/01/10	205	222
Philadelphia Hospital Authority, Thomas Jefferson University Hospital Project (RB) (ETM)
7.000%, 07/01/08	100	105

44

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Pennsylvania — continued
Philadelphia Parking Authority (RB) (AMBAC)
5.125%, 02/01/09	$250	$263
Philadelphia Redevelopment Authority, Neighborhood Tranformation Project (RB) Series A (FGIC)
5.000%, 04/15/09	320	337
Philadelphia Water & Waste Water Authority (RB) (MBIA)
6.250%, 08/01/08	500	537
6.250%, 08/01/11	200	226
5.500%, 06/15/07	1,500	1,549
Pittsburgh & Allegheny County Public Auditorium, Regional Asset District Sales Tax (RB) (AMBAC)
5.250%, 02/01/14	500	533
Pittsburgh Area School District (GO) Series A (FSA)
5.250%, 09/01/12	2,000	2,185
Pittsburgh Public Parking Authority (RB) (ETM) (AMBAC)
6.000%, 12/01/09	945	1,035
Pittsburgh Water & Sewer Authority (RB) (AMBAC)
5.000%, 12/01/14	185	197
Pittsburgh Water & Sewer Authority (RB) Series A (FGIC)
5.000%, 09/01/18	570	587
Scranton-Lackawanna Health & Welfare Authority (RB) (ETM)
6.625%, 07/01/09	225	238
Southeastern Transportation Authority (RB) Series A (FGIC)
5.250%, 03/01/17	1,070	1,125
State Public School Building Authority, Delaware County Community College Project, Prerefunded 10/01/10 @ 100 (RB) (MBIA)
5.750%, 10/01/16	150	164
Tredyffrin-Easttown School District (GO)
5.000%, 02/15/15	500	541
Washington County Lease Authority, Special Sub-Series (RB) (ETM)
7.875%, 12/15/18	1,000	1,350
West Mifflin Sewer Authority (RB) (MBIA)
5.000%, 08/01/14	250	259
West Whiteland Municipal Sewer Authority (RB) (ETM)
6.400%, 09/15/13	240	269
Woodland Hills School District (GO) Series D (FSA)
5.000%, 09/01/15	1,000	1,084

		47,172

Puerto Rico — 5.9%
Commonwealth of Puerto Rico (GO) (MBIA)
6.250%, 07/01/09	1,500	1,641
6.250%, 07/01/12	500	573
Puerto Rico Housing Finance Authority, Multi-Family Housing Mortgage Project (RB) (FHA)
7.400%, 04/01/07	85	85
7.300%, 10/01/06	80	80
University of Puerto Rico (RB) Series N (MBIA)
6.250%, 06/01/07	$500	$522

		2,901

Total Municipal Bonds (Cost $48,515)		50,073

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.4%
Allegiant Pennsylvania Tax-Exempt Money Market Fund, Class I†	218,571	219

Total Affiliated Money Market Fund (Cost $219)		219

Total Investments — 103.0% (Cost $48,734)*		50,292

Other Assets & Liabilities — (3.0)%
Dividends Payable
Class I		(139)
Class A		(4)
Class B		(2)
Investment Advisory Fees Payable		(16)
12b-1 Fees Payable
Class I		(5)
Administration Fees Payable		(2)
Trustees’ Fees Payable		(2)
Payable for Investments Purchased		(3,249)
Other		1,936

Total Other Assets & Liabilities		(1,483)

TOTAL NET ASSETS — 100.0%		$48,809

45

Allegiant Pennsylvania Intermediate Municipal Bond Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$47,301
Accumulated Net Realized Loss on Investments	(50)
Net Unrealized Appreciation on Investments	1,558

Total Net Assets	$48,809

Net Asset Value, Offering and Redemption Price Per Share — Class I ($46,494,668 ÷ 4,479,758 outstanding shares of beneficial interest)	$10.38

Net Asset Value and Redemption Price Per Share — Class A ($1,518,460 ÷ 146,040 outstanding shares of beneficial interest)	$10.40

Maximum Offering Price Per Share — Class A ($10.40 ÷ 97.00%)	$10.72

Net Asset Value and Offering Price Per Share — Class C ($796,144 ÷ 76,625 outstanding shares of beneficial interest)	$10.39

*	Aggregate cost for Federal income tax purposes is (000) $48,734.

Gross unrealized appreciation (000)	$1,696
Gross unrealized depreciation (000)	(138)

Net unrealized appreciation (000)	$1,558

†	See Note 3 in Notes to Financial Statements

(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FHA — Federal Housing Authority

FSA — Federal Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association

RB — Revenue Bond

See Notes to Financial Statements.

46

Allegiant Fixed Income Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2005 (Unaudited)

	Bond Fund	Government Mortgage Fund	Intermediate Bond Fund
Investment Income:
Interest	$9,004	$6,937	$10,114
Income from affiliate†	110	97	142
Security lending income	93	21	150

Total Investment Income	9,207	7,055	10,406

Expenses:
Investment advisory fees	1,056	745	1,311
Administration fees	115	81	143
12b-1 fees:
Class I Shares	112	73	137
Class A Shares	3	6	4
Class B Shares	3	17	23
Class C Shares	1	8	1
Class R Shares	—	—	—
Shareholder services fees:
Class A Shares	13	26	17
Class B Shares	1	6	8
Class C Shares	—	3	1
Transfer agent fees	60	47	74
Custodian fees	15	13	17
Professional fees	19	17	22
Pricing service fees	8	44	8
Printing and shareholder reports	13	10	16
Registration and filing fees	19	18	20
Trustees’ fees	8	8	11
Miscellaneous	11	7	12

Total Expenses	1,457	1,129	1,825

Less:
Waiver of investment advisory fees	(65)	(204)	(358)

Net Expenses	1,392	925	1,467

Net Investment Income	7,815	6,130	8,939

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments sold	(2,176)	(3,041)	(3,730)
Net realized loss on swap agreements	(1,015)	—	(1,240)
Net change in unrealized appreciation (depreciation) on investments and swap agreements	(7,198)	(4,095)	(6,065)

Net Loss on Investments	(10,389)	(7,136)	(11,035)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,574)	$(1,006)	$(2,096)

†	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

47

Allegiant Fixed Income Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2005 (Unaudited)

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
Investment Income:
Interest	$3,655	$7,329	$2,661
Income from affiliate†	58	132	51
Security lending income	30	107	31

Total Investment Income	3,743	7,568	2,743

Expenses:
Investment advisory fees	469	905	305
Administration fees	62	99	46
12b-1 fees:
Class I Shares	60	97	23
Class A Shares	2	1	—
Class B Shares	4	4	—
Class C Shares	3	1	—
Class R Shares	—	1	—
Shareholder services fees:
Class A Shares	8	6	2
Class B Shares	1	1	—
Class C Shares	1	—	—
Transfer agent fees	40	88	25
Custodian fees	8	12	7
Professional fees	12	16	9
Pricing service fees	8	5	6
Printing and shareholder reports	7	11	4
Registration and filing fees	19	17	2
Trustees’ fees	4	8	4
Miscellaneous	7	9	4

Total Expenses	715	1,281	437

Less:
Waiver of investment advisory fees	(104)	(247)	(153)

Net Expenses	611	1,034	284

Net Investment Income	3,132	6,534	2,459

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments sold	(1,509)	(911)	(666)
Net realized loss on long futures	—	(85)	—
Net realized loss on short futures	—	(36)	—
Net realized loss on swap agreements	—	(905)	—
Net change in unrealized appreciation (depreciation) on investments and swap agreements	(330)	(7,190)	(188)

Net Loss on Investments	(1,839)	(9,127)	(854)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,293	$(2,593)	$1,605

†	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

48

Allegiant Tax Free Bond Funds

STATEMENTS OF OPERATIONS (000)

Six Months Ended November 30, 2005 (Unaudited)

	Intermediate Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Pennsylvania Intermediate Municipal Bond Fund
Investment Income:
Interest	$2,942	$2,431	$3,399	$1,038
Income from affiliate†	14	—	18	7

Total Investment Income	2,956	2,431	3,417	1,045

Expenses:
Investment advisory fees	364	265	431	137
Administration fees	40	29	47	15
12b-1 fees:
Class I Shares	37	24	43	14
Class A Shares	2	4	4	—
Class B Shares	2	4	4	—
Class C Shares	—	1	3	3
Shareholder services fees:
Class A Shares	9	17	16	2
Class B Shares	1	2	1	—
Class C Shares	—	—	1	1
Transfer agent fees	21	18	23	4
Custodian fees	6	5	7	3
Professional fees	8	7	9	5
Pricing service fees	8	5	10	5
Printing and shareholder reports	4	3	5	2
Registration and filing fees	17	4	4	4
Trustees’ fees	3	2	3	1
Miscellaneous	4	3	4	2

Total Expenses	526	393	615	198

Less:
Waiver of investment advisory fees	(99)	(72)	(118)	(38)

Net Expenses	427	321	497	160

Net Investment Income	2,529	2,110	2,920	885

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	215	249	309	(7)
Net change in unrealized appreciation (depreciation) on investments	(2,714)	(2,212)	(3,000)	(841)

Net Loss on Investments	(2,499)	(1,963)	(2,691)	(848)

Net Increase in Net Assets Resulting from Operations	$30	$147	$229	$37

†	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

49

Allegiant Fixed Income Funds

STATEMENTS OF CHANGES IN NET ASSETS (000)

	Bond Fund		Government Mortgage Fund
	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005
Investment Activities:
Net investment income	$7,815	$16,203	$6,130	$11,705
Net realized gain (loss) on investments sold, futures and swap agreements	(3,191)	5,701	(3,041)	4,117
Net change in unrealized appreciation (depreciation) on investments and swap agreements	(7,198)	4,923	(4,095)	(180)

Net increase (decrease) in net assets resulting from operations	(2,574)	26,827	(1,006)	15,642

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(8,063)	(16,188)	(5,810)	(11,516)
Class A	(206)	(430)	(461)	(912)
Class B	(14)	(37)	(89)	(216)
Class C	(5)	(10)	(41)	(81)
Class R	—	—	(3)	(10)
Distributions from net realized capital gains:
Class I	—	—	—	—
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class R	—	—	—	—

Total dividends and distributions	(8,288)	(16,665)	(6,404)	(12,735)

Share Transactions:
Proceeds from shares issued:
Class I	40,163	58,386	33,280	55,563
Class A	601	3,242	1,950	7,615
Class B	21	57	82	459
Class C	11	54	655	299
Class R	—	—	18	104
Net asset value of shares issued from merger[1]:
Class I	—	—	—	39,111
Class A	—	—	—	2,342
Reinvestment of dividends and distributions:
Class I	1,357	2,540	684	1,393
Class A	137	294	327	635
Class B	12	30	65	159
Class C	5	10	30	61
Class R	—	—	3	10

Total proceeds from shares issued, merged and reinvested	42,307	64,613	37,094	107,751

Value of shares redeemed:
Class I	(32,928)	(111,023)	(25,990)	(103,373)
Class A	(2,066)	(4,091)	(4,126)	(6,629)
Class B	(129)	(675)	(874)	(2,415)
Class C	(29)	(120)	(553)	(637)
Class R	—	—	(134)	(140)

Total value of shares redeemed	(35,152)	(115,909)	(31,677)	(113,194)

Increase (decrease) in net assets from share transactions	7,155	(51,296)	5,417	(5,443)

Total increase (decrease) in net assets	(3,707)	(41,134)	(1,993)	(2,536)

Net Assets:
Beginning of period	387,028	428,162	268,323	270,859

End of period*	$383,321	$387,028	$266,330	$268,323

*Including undistributed (distributions in excess of) net investment income	$(113)	$360	$(385)	$(111)

[1]	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

50

Intermediate Bond Fund		Limited Maturity Bond Fund		Total Return Advantage Fund		Ultra Short Bond Fund
For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005

$8,939	$16,020	$3,132	$6,984	$6,534	$12,267	$2,459	$4,268
(4,970)	370	(1,509)	(1,479)	(1,937)	2,597	(666)	(1,255)
(6,065)	3,651	(330)	(342)	(7,190)	7,801	(188)	(99)

(2,096)	20,041	1,293	5,163	(2,593)	22,665	1,605	2,914

(9,001)	(15,499)	(3,276)	(7,756)	(6,655)	(12,110)	(2,487)	(4,431)
(251)	(455)	(94)	(207)	(87)	(162)	(25)	(85)
(93)	(175)	(13)	(26)	(19)	(36)	—	—
(6)	(12)	(10)	(20)	(6)	(10)	—	—
—	—	(1)	(4)	(7)	(15)	—	—

—	—	—	—	—	(2,926)	—	—
—	—	—	—	—	(40)	—	—
—	—	—	—	—	(12)	—	—
—	—	—	—	—	(3)	—	—
—	—	—	—	—	(4)	—	—

(9,351)	(16,141)	(3,394)	(8,013)	(6,774)	(15,318)	(2,512)	(4,516)

41,721	107,166	16,062	55,233	41,807	65,728	9,860	130,357
546	3,855	207	2,478	1,258	1,406	119	3,017
45	481	—	91	132	189	—	—
37	23	5	159	37	50	—	—
—	—	16	106	101	400	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

2,110	3,582	1,094	2,247	2,233	5,435	1,244	2,191
202	367	59	135	45	100	23	81
84	159	11	22	15	37	—	—
5	9	7	16	5	13	—	—
—	—	1	4	7	18	—	—

44,750	115,642	17,462	60,491	45,640	73,376	11,246	135,646

(65,815)	(92,213)	(34,081)	(149,084)	(33,386)	(72,835)	(53,940)	(128,586)
(1,832)	(3,893)	(1,496)	(3,536)	(860)	(1,578)	(146)	(4,579)
(626)	(1,611)	(207)	(390)	(119)	(293)	—	—
(170)	(119)	(200)	(723)	(195)	(81)	—	—
—	—	(133)	(80)	(428)	(195)	—	—

(68,443)	(97,836)	(36,117)	(153,813)	(34,988)	(74,982)	(54,086)	(133,165)

(23,693)	17,806	(18,655)	(93,322)	10,652	(1,606)	(42,840)	2,481

(35,140)	21,706	(20,756)	(96,172)	1,285	5,741	(43,747)	879

482,641	460,935	221,597	317,769	326,276	320,535	180,337	179,458

$447,501	$482,641	$200,841	$221,597	$327,561	$326,276	$136,590	$180,337

$—	$412	$(221)	$41	$(491)	$(251)	$183	$236

51

Allegiant Tax Free Bond Funds

STATEMENTS OF CHANGES IN NET ASSETS (000)

	Intermediate Tax Exempt Bond Fund
	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005
Investment Activities:
Net investment income	$2,529	$5,983
Net realized gain (loss) on investments sold	215	457
Net change in unrealized appreciation (depreciation) on investments	(2,714)	563

Net increase (decrease) in net assets resulting from operations	30	7,003

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(2,394)	(5,623)
Class A	(130)	(340)
Class B	(8)	(19)
Class C	(1)	(1)
Distributions from net realized capital gains:
Class I	—	—
Class A	—	—
Class B	—	—
Class C	—	—

Total dividends and distributions	(2,533)	(5,983)

Share Transactions:
Proceeds from shares issued:
Class I	5,697	16,543
Class A	1,336	7,442
Class B	18	70
Class C	—	5
Reinvestment of dividends and distributions:
Class I	83	206
Class A	61	193
Class B	3	8
Class C	—	1

Total proceeds from shares issued, merged and reinvested	7,198	24,468

Value of shares redeemed:
Class I	(16,724)	(48,281)
Class A	(5,145)	(6,019)
Class B	(20)	(323)
Class C	(1)	(50)

Total value of shares redeemed	(21,890)	(54,673)

Increase (decrease) in net assets from share transactions	(14,692)	(30,205)

Total increase (decrease) in net assets	(17,195)	(29,185)

Net Assets:
Beginning of period	142,000	171,185

End of period*	$124,805	$142,000

*Including undistributed (distributions in excess of) net investment income	$(418)	$(414)

[1]	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

52

Michigan Municipal Intermediate Bond Fund		Ohio Intermediate Tax Exempt Bond Fund		Pennsylvania Intermediate Municipal Bond Fund
For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005

$2,110	$5,441	$2,920	$6,176	$885	$1,856
249	196	309	336	(7)	14
(2,212)	(1,443)	(3,000)	185	(841)	489

147	4,194	229	6,697	37	2,359

(1,799)	(4,805)	(2,677)	(5,749)	(853)	(1,796)
(286)	(581)	(220)	(375)	(22)	(39)
(20)	(49)	(14)	(26)	—	—
(5)	(6)	(9)	(26)	(10)	(21)

—	(184)	—	—	—	—
—	(24)	—	—	—	—
—	(3)	—	—	—	—
—	—	—	—	—	—

(2,110)	(5,652)	(2,920)	(6,176)	(885)	(1,856)

2,655	6,859	9,996	22,502	3,848	11,539
7,497	5,195	2,917	3,315	396	174
23	41	100	138	—	—
8	242	42	2	—	11

233	717	82	190	14	29
198	425	176	304	10	18
12	31	13	22	—	—
3	2	6	17	6	11

10,629	13,512	13,332	26,490	4,274	11,782

(16,616)	(41,368)	(11,331)	(42,399)	(5,584)	(17,699)
(4,467)	(5,695)	(2,866)	(1,161)	(35)	(333)
(423)	(217)	(59)	(70)	—	(111)
—	(11)	(28)	(446)	(1)	—

(21,506)	(47,291)	(14,284)	(44,076)	(5,620)	(18,143)

(10,877)	(33,779)	(952)	(17,586)	(1,346)	(6,361)

(12,840)	(35,237)	(3,643)	(17,065)	(2,194)	(5,858)

102,861	138,098	158,058	175,123	51,003	56,861

$90,021	$102,861	$154,415	$158,058	$48,809	$51,003

$5	$5	$(11)	$(11)	$—	$—

53

Allegiant Fixed Income and Tax Free Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2005 (Unaudited)

1.    Fund Organization

Allegiant Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of November 30, 2005, the Trust offered for sale shares of 32 Funds. Each Fund is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Fixed Income and Tax Free Bond Funds, Class I Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class B, Class C and Class R Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances.

The Trust currently offers five asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500® Index Fund, Small Cap Core Fund and Small Cap Growth Fund;

Asset Allocation Funds

Aggressive Allocation Fund, Balanced Allocation Fund and Conservative Allocation Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Free Bond Funds

Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Fixed Income and Tax Free Bond Funds. The financial statements of the Equity and Asset Allocation Funds, and the Money Market Funds are not presented herein, but are presented separately.

2.    Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fixed Income and Tax Free Bond Funds.

Investment Valuation

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities quoted on the NASD National Markets system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices. However, certain fixed

54

income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. Short-term obligations with greater than 60 days to maturity when purchased, are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity with a possible daily adjustment representing  1/60th of the unrealized appreciation (depreciation) that existed on the 61st day before maturity.

Short term investments held as collateral for loaned securities are valued at amortized cost, which approximates market value.

Futures contracts are valued at the daily quoted settlement prices

Investments in underlying Allegiant Funds or in any other Mutual Funds are valued at their respective net asset values as determined by those Funds each business day.

The Board of Trustees has approved fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. As of November 30, 2005, only one investment, Thirty-Seventh FHA Insurance Project, held by Allegiant Total Return Advantage Fund, was fair valued.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Expenses common to all the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in the Statements of Net Assets to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

When-Issued and Delayed Delivery Transactions

For the purpose of enhancing yield, the Bond, Government Mortgage, Intermediate Bond and Total Return Advantage Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions (principally in mortgage-backed securities

55

Allegiant Fixed Income and Tax Free Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2005 (Unaudited)

referred to as TBA’s or To Be Announced) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered. The Funds may sell mortgage-backed TBA securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price for future settlement. The Funds account for such transactions as purchases and sales at the commitment date and maintain liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

Swap Agreements

The Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. Swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount (a total return swap). To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statements of Operations as realized gains or losses.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized at contract stipulated reset dates and/or upon termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund’s custodian or counterparty’s broker in compliance with swap contract provisions. Risks may exceed amounts recognized on the Statements of Net Assets. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the respective Fund’s Statement of Net Assets.

3.    Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreements with Allegiant Asset Management Company (the “Adviser”), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees and waivers that were in effect during the six months ended November 30, 2005.

	Contractual Rate	Fee Waiver
Bond Fund	0.55%	0.10%[1]
Government Mortgage Fund	0.55%	0.15%
Intermediate Bond Fund	0.55%	0.15%
Limited Maturity Bond Fund	0.45%	0.10%
Total Return Advantage Fund	0.55%	0.15%
Ultra Short Bond Fund	0.40%	0.20%
Intermediate Tax Exempt Bond Fund	0.55%	0.15%
Michigan Intermediate Municipal Bond Fund	0.55%	0.15%
Ohio Intermediate Tax Exempt Bond Fund	0.55%	0.15%
Pennsylvania Intermediate Municipal Bond Fund	0.55%	0.15%
[1]	Effective October 1, 2005.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class B and Class C Shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for payment of 0.25% on an annual basis, based on each Class’ average daily net assets.

56

Custodian Fees

National City Bank (“NCB”), an affiliate of the Adviser, serves as the Trust’s Custodian. For its services as Custodian, NCB receives fees at the following rates: (i) 0.007% of the first $5 billion of the Trust’s average daily gross assets; (ii) 0.004% of the next $5 billion of the Trust’s average daily gross assets; and (iii) 0.002% of the Trust’s average daily gross assets in excess of $10 billion. These fees are allocated to the Funds based on their average daily net assets. NCB receives other transaction based charges and is reimbursed for out-of-pocket expenses. Prior to July 1, 2005, NCB’s fees for the provision of custody services were as follows: (i) 0.020% of the first $100 million of average daily gross assets; (ii) 0.010% of the next $650 million of average daily gross assets; and (iii) 0.008% of the average daily gross assets in excess of $750 million from each Fund, respectively. NCB also received other transaction based charges and was reimbursed for out-of-pocket expenses.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC (“PFD” or the “Distributor”) are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Funds reimburse the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class I and Class A Shares. The table below shows the rates at which the Funds were accruing on November 30, 2005 for Class I and Class A Shares:

	Annual Rate
	Class I	Class A
Bond Fund	0.06%	0.06%
Government Mortgage Fund	0.06%	0.06%
Intermediate Bond Fund	0.06%	0.06%
Limited Maturity Bond Fund	0.06%	0.06%
Total Return Advantage Fund	0.06%	0.06%
Ultra Short Bond Fund	0.03%	0.03%
Intermediate Tax Exempt Bond Fund	0.06%	0.06%
Michigan Intermediate Municipal Bond Fund	0.06%	0.06%
Ohio Intermediate Tax Exempt Bond Fund	0.06%	0.06%
Pennsylvania Intermediate Municipal Bond Fund	0.06%	0.06%

The Trust also has adopted plans under Rule 12b-1 with respect to Class B and Class C Shares pursuant to which the Funds compensate the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class B and Class C Shares. In addition, the Trust has adopted a plan under Rule 12b-1 for Class R Shares pursuant to which the Funds compensate the Distributor in an amount up to 0.60% per annum of average daily net assets of the Funds’ Class R Shares.

Trustees’ Fees

The Trustees are paid for services rendered to all of the Funds and the Allegiant Advantage Fund (“Advantage”), another registered investment company managed by the Adviser, and are allocated to the Funds and Advantage based on their average daily net assets. Each Trustee receives an annual fee of $25,000 plus $4,000 for each combined Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Audit Committee receives an additional fee of $4,000 per annum and the Chairman of the Board receives an additional fee of $21,000 per annum for services in such capacity. These fees are in effect through December 31, 2005. Effective January 1, 2006, the annual fee per Trustee will increase to $40,000, the additional fee for the Chairman of the Audit Committee will increase to $6,000, and the additional fee for the Chairman of the Board will increase to $25,000. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

57

Allegiant Fixed Income and Tax Free Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2005 (Unaudited)

Administration Fees

The Trust, PFPC Inc. (“PFPC”) and NCB are parties to a Co-Administration and Accounting Services Agreement, pursuant to which PFPC and NCB have agreed to serve as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.06% based on average daily net assets of the Trust’s Funds, of which approximately 0.0225% was allocated to PFPC and 0.0375% was allocated to NCB. One of the senior officers of PFPC is Treasurer of the Trust.

Legal Fees

Expenses paid by the Trust for the six months ended November 30, 2005, include legal fees of $406,155 paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Affiliated Money Market Funds

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the Allegiant Money Market Funds or the Allegiant Advantage Institutional Money Market Fund, provided that investments in Money Market Funds do not exceed 25% of the investing Fund’s total assets. Dividends received from such investments are reported as “Income from affiliate” in the Statements of Operations.

4.    Investments

During the six months ended November 30, 2005, the cost of purchases and proceeds from sales of investments, other than short-term investments and U.S. government obligations were:

	Purchases (000)	Sales (000)
Bond Fund	$63,636	$56,584
Government Mortgage Fund	20,614	1,043
Intermediate Bond Fund	69,373	71,954
Limited Maturity Bond Fund	56,532	30,626
Total Return Advantage Fund	53,930	49,487
Ultra Short Bond Fund	15,042	26,479
Intermediate Tax Exempt Bond Fund	13,792	23,158
Michigan Intermediate Municipal Bond Fund	5,047	14,727
Ohio Intermediate Tax Exempt Bond Fund	27,097	24,765
Pennsylvania Intermediate Municipal Bond Fund	8,889	6,315

Purchases and sales of long-term U.S. government obligations were:

	Purchases (000)	Sales (000)
Bond Fund	$250,870	$187,637
Government Mortgage Fund	95,824	23,648
Intermediate Bond Fund	314,826	317,462
Limited Maturity Bond Fund	62,418	107,706
Total Return Advantage Fund	280,557	232,932
Ultra Short Bond Fund	33,395	46,480

5.    Federal Income Taxes

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

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The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These differences can be either temporary or permanent in nature and are primarily due to wash sales, paydowns, market discount, swap agreements and dividends deemed paid upon shareholder redemptions of fund shares.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future capital gains. At May 31, 2005, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
Fund	2006 (000)	2008 (000)	2009 (000)	2010 (000)	2012 (000)	2013 (000)	Total
Bond Fund	$—	$—	$11,132	$11,953	$—	$—	$23,085
Government Mortgage Fund	—	1,987	2,228	—	2,107	—	6,322
Intermediate Bond Fund	—	—	1,034	1,169	—	—	2,203
Limited Maturity Bond Fund	724	1,834	755	1,650	232	773	5,968
Ultra Short Bond Fund	—	—	—	—	315	681	996
Intermediate Tax Exempt Bond Fund	—	—	287	—	—	—	287
Ohio Intermediate Tax Exempt Bond Fund	—	—	1,404	—	—	—	1,404
Pennsylvania Intermediate Municipal Bond Fund	—	40	—	—	3	—	43

6.    Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Funds.

	Class I		Class A		Class B		Class C		Class R
	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05
Bond Fund
Shares issued	3,994	5,752	59	319	2	6	1	5	—	—
Share reinvested	135	250	14	29	1	3	1	1	—	—
Shares redeemed	(3,262)	(10,923)	(204)	(402)	(12)	(67)	(3)	(12)	—	—

Net increase (decrease)	867	(4,921)	(131)	(54)	(09)	(58)	(1)	(6)	—	—

Government Mortgage Fund
Shares issued	3,606	5,951	212	814	9	50	71	32	2	11
Share reinvested	74	149	35	68	7	17	3	7	—	1
Merger Shares	—	4,165	—	249	—	—	—	—	—	—
Shares redeemed	(2,826)	(11,065)	(449)	(711)	(95)	(260)	(60)	(68)	(14)	(15)

Net increase (decrease)	854	(800)	(202)	420	(79)	(193)	14	(29)	(12)	(3)

Intermediate Bond Fund
Shares issued	3,908	9,930	51	356	4	44	3	2	—	—
Share reinvested	199	332	19	34	8	15	1	1	—	—
Shares redeemed	(6,204)	(8,558)	(172)	(360)	(59)	(149)	(16)	(11)	—	—

Net increase (decrease)	(2,097)	1,704	(102)	30	(47)	(90)	(12)	(8)	—	—

Limited Maturity Bond Fund
Shares issued	1,639	5,569	21	249	—	9	—	16	2	11
Share reinvested	112	227	6	14	1	2	1	2	—	—
Shares redeemed	(3,474)	(15,056)	(152)	(357)	(21)	(39)	(20)	(73)	(14)	(8)

Net increase (decrease)	(1,723)	(9,260)	(125)	(94)	(20)	(28)	(19)	(55)	(12)	3

59

Allegiant Fixed Income and Tax Free Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2005 (Unaudited)

	Class I		Class A		Class B		Class C		Class R
	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05	Six Months Ended 11/30/05	Year Ended 5/31/05
Total Return Advantage Fund
Shares issued	4,049	6,348	122	135	13	18	4	5	10	38
Share reinvested	217	523	5	10	1	4	—	1	1	2
Shares redeemed	(3,232)	(7,019)	(84)	(152)	(11)	(28)	(19)	(7)	(42)	(19)

Net increase (decrease)	1,034	(148)	43	(7)	3	(6)	(15)	(1)	(31)	21

Ultra Short Bond Fund
Shares issued	997	13,108	12	303	—	—	—	—	—	—
Share reinvested	126	221	3	8	—	—	—	—	—	—
Shares redeemed	(5,455)	(12,941)	(15)	(461)	—	—	—	—	—	—

Net increase (decrease)	(4,332)	388	—	(150)	—	—	—	—	—	—

Intermediate Tax Exempt Bond Fund
Shares issued	565	1,615	132	727	2	7	—	1	—	—
Share reinvested	8	20	6	19	—	1	—	—	—	—
Shares redeemed	(1,655)	(4,726)	(508)	(589)	(2)	(32)	—	(5)	—	—

Net increase (decrease)	(1,082)	(3,091)	(370)	157	—	(24)	—	(4)	—	—
Michigan Intermediate Municipal Bond Fund
Shares issued	248	627	701	474	2	4	1	22	—	—
Share reinvested	22	66	19	39	1	3	—	—	—	—
Shares redeemed	(1,553)	(3,801)	(417)	(524)	(39)	(20)	—	(1)	—	—

Net increase (decrease)	(1,283)	(3,108)	303	(11)	(36)	(13)	1	21	—	—

Ohio Intermediate Tax Exempt Bond Fund
Shares issued	898	1,992	262	295	9	12	4	—	—	—
Share reinvested	7	17	16	27	1	2	1	2	—	—
Shares redeemed	(1,016)	(3,761)	(258)	(103)	(5)	(6)	(3)	(40)	—	—

Net increase (decrease)	(111)	(1,752)	20	219	5	8	2	(38)	—	—

Pennsylvania Intermediate Municipal Bond Fund
Shares issued	367	1,089	38	17	—	—	—	1	—	—
Share reinvested	1	3	1	2	—	—	—	1	—	—
Shares redeemed	(533)	(1,672)	(4)	(32)	—	—	—	(11)	—	—

Net increase (decrease)	(165)	(580)	35	(13)	—	—	—	(9)	—	—

7.    Market and Credit Risk

Some countries in which certain of the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Fund.

The Bond, Government Mortgage, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

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Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price.

The Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. The Intermediate Tax Exempt Bond Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Statements of Net Assets.

The rating of long-term debt as a percentage of total value of investments at November 30, 2005, is as follows:

Standard & Poor’s/ Moody’s Ratings	Intermediate Tax Exempt Bond	Michigan Intermediate Municipal Bond	Ohio Intermediate Tax Exempt Bond	Pennsylvania Intermediate Municipal Bond
AAA/Aaa	76.4%	69.5%	72.0%	82.8%
AA/Aa	17.7%	24.9%	21.8%	15.8%
A/A	5.5%	—	3.8%	—
BBB/Baa	—	0.0%	1.3%	0.9%
BB/Ba	—	5.6%
NR	0.4%	—	1.1%	0.5%

	100.0%	100.0%	100.0%	100.0%

Securities rated by only one agency are shown in that category. Securities rated by both agencies are categorized according to their lowest rating.

8.    Securities Lending

To generate additional income, the Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with Union Bank of California (“UBOC”), the securities lending agent. The Funds may lend up to 50% of securities in which they are invested requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The Funds receive 70% of the gross income earned comprised of interest received on the collateral net of broker rebates and other expenses incurred by UBOC.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

61

Allegiant Fixed Income and Tax Free Bond Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2005 (Unaudited)

9.    Fund Mergers/Reorganizations

Effective October 11, 2004, under the Agreement and Plan of Reorganization approved on October 7, 2004 by shareholders of The Provident Riverfront Funds, all of the assets and liabilities of the Provident Riverfront US Government Fund were transferred in a tax-free exchange into the Allegiant Government Mortgage Fund as follows:

Provident Riverfront Fund				Allegiant Fund
Acquired Fund	Shares Exchanged	Net Assets on 10/10/04	Unrealized Appreciation	Acquiring Fund	Net Assets on 10/10/04	Aggregate Net Assets
US Government Fund	4,414,771	$41,452,663	$87,277	Government Mortgage Fund	$261,542,465	$302,995,128

10.    Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

62

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

The Trust’s Board of Trustees, including all of the independent Trustees, approved the continuation of the Advisory Agreements for the Allegiant Fixed Income and Tax Free Bond Funds (the “Funds”) covered in this report, pursuant to which the Adviser provides the Trust with investment advisory services for an additional one-year period.

In connection with such approvals, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s services, experience and qualifications. The information considered by the Trustees at their meetings, and in supplemental information provided to the Trustees, with regard to the Adviser included: (i) the history, organization and client base of the Adviser, (ii) fees under the advisory agreements and fee waivers for the Funds and, for the Adviser, comparative industry fee and expense data, (iii) any incidental non-monetary benefits realized through the Adviser’s relationship with the Funds, (iv) the investment performance of the Funds, (v) ancillary services provided by the Adviser and their affiliates, (vi) any economies of scale realized by the Adviser and the Funds, and (vii) the Adviser’s direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning the investment philosophy, techniques and strategies employed by the Adviser in managing the Funds and the Adviser’s compliance procedures and controls. The Board considered analyses comparing each Fund’s advisory fees and total expenses to averages for the universe of mutual funds for each Fund’s asset class.

After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board and independent Trustees concluded that the compensation payable under the Advisory Agreements was fair and equitable with respect to each Fund and approved the continuation of the Advisory Agreements for the Funds.

The Trust’s Board of Trustees, including all of the independent trustees, also received presentations from representatives of the Adviser and discussed the written materials that had been provided by the Adviser with respect to the proposed approvals of the Advisory Agreements, as discussed below.

Nature, Extent and Quality of Services Provided by the Adviser

The Board considered the Adviser’s portfolio management services and activities related to portfolio management. The Board reviewed the Adviser’s use of technology, research capabilities, and investment management staff. The Board discussed the Adviser’s experience and qualifications of the personnel providing services, including the background and experience of the members of the portfolio management teams. Senior management of the Adviser discussed the structure and operations of the asset management business of the Adviser. The Board reviewed the Adviser’s management structure, assets under management and investment philosophies and processes. The Board discussed its relationship with the Adviser, noting that the Adviser communicated well with the Board and was always responsive to the Board’s requests for information. The Board reviewed the profitability reports for the Funds, and discussed the other benefits that may accrue to the Adviser and its affiliates, if any, due to the relationships with the Funds, including any non-monetary benefits accruing to the Adviser and/or its affiliates as a result of the Adviser’s advisory position with the Funds. The compliance policies and procedures of the Adviser, including interaction by the parties with the Trust’s chief compliance officer and compliance with each Fund’s investment objective and investment restrictions were reviewed and discussed.

Investment Performance of the Funds

In considering the investment performance of the Adviser, the Board compared the investment performance of the Adviser to the performance of comparable fund peer groups and benchmark indices and the investment performance of similar accounts or funds managed by the Adviser, where applicable. The Board also reviewed the Adviser’s proposed investment approach for each Fund, including the Adviser’s investment philosophy, policies, techniques and strategies.

Costs of the Services, Profitability and Economies of Scale

The Board reviewed and discussed detailed information concerning revenues received by the Adviser under the agreements and expenses it incurred in managing the Funds. The Board reviewed profitability reports for the Funds presented by the Adviser. The Board discussed the other benefits that may accrue to the Adviser and its affiliates due to their relationships with the Funds. The Board concluded that the profits were reasonable in view of the services provided to the Funds. The Board discussed whether the Funds have benefited from economies of

63

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

scale and the potential for realization of economies of scale through fee waivers or reimbursement, or through fee and expense reduction, and concluded that the Adviser’s management of the Trust could generate economies of scale.

Fees

The Board reviewed each Fund’s proposed advisory fee structure, each Fund’s total operating expense ratios and the Adviser’s proposed voluntary fee waivers for each Fund. In so doing, the Board examined each Fund’s fees and expenses as compared to its respective comparable fund peer group. Those comparisons aided the Board in evaluating the reasonableness of the investment advisory fees to be paid by each of the Funds. The Board also was provided with information pertaining to fees charged by the Adviser for private accounts managed by it.

Approval of the Agreements

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of advisory contracts, the Board meets regularly, at least each quarter, and considers matters related to the Trust’s Advisory Agreements including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, concluded that the proposed investment advisory fees to be paid by each Fund to the Adviser, were reasonable in light of the services to be provided by the Adviser, that the proposed Advisory Agreements were fair and in the best interests of the Funds and that the Advisory Agreements should be approved.

64

Proxy Voting

A description of the policies and procedures that Allegiant Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how Allegiant Funds voted proxies during the most recent 12-month period ending June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at www.allegiantfunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedules of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at www.allegiantfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Investment Adviser

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Distributor

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

www.allegiantfunds.com

760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER:

ALL-SA-003-1205

SEMI-ANNUAL REPORT
NOVEMBER 30, 2005
(Unaudited)

Money Market Funds

Allegiant.

The Discipline of Investing,
a Commitment to Results

Chairman's and President's Message 1

Summary of Portfolio Holdings 2

Expense Tables 3

	Financial Highlights	Statements of Net Assets

Government Money Market Fund	4	7

Money Market Fund	4	9

Ohio Municipal Money Market Fund	5	12

Pennsylvania Tax Exempt Money Market Fund	5	16

Tax Exempt Money Market Fund	5	19

Treasury Money Market Fund	6	25

Statements of Operations 26

Statements of Changes in Net Assets 28

Notes to Financial Statements 30

Trustees Review and Approval of Advisory Agreement 35

ALLEGIANT MONEY MARKET FUNDS

SEMI-ANNUAL REPORT

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

EQUITY FUNDS

International Equity Fund

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Growth Fund

Mid Cap Value Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Focused Value Fund

    (formerly Multi-Factor Small Cap Value Fund)

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

    (formerly Small Cap Value Fund)

S&P 500® Index Fund

Small Cap Core Fund

Small Cap Growth Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund

Balanced Allocation Fund

Conservative Allocation Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX FREE BOND FUNDS

Intermediate Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

This material must be preceded or accompanied by a prospectus.

You should consider the investment objective, risks, charges, and expenses of the Allegiant Money Market Funds (the "Funds") carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional or calling 1-800-622-FUND (3863) or downloading one at www.allegiantfunds.com. Please read it carefully before investing.

NOT FDIC INSURED    •    NO BANK GUARANTEE    •    MAY LOSE VALUE

Allegiant Asset Management Company ("AAM") serves as investment adviser to the Funds, for which it receives an investment advisory fee. The Funds are distributed by Professional Funds Distributor, LLC ("PFD"), 760 Moore Road, King of Prussia, PA 19406. PFD is not affiliated with AAM and is not a bank.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Allegiant Money Market Funds

CHAIRMAN’S AND PRESIDENT’S MESSAGE

JANUARY 2006

Dear Shareholders:

The Allegiant Funds Semi-Annual Report covering the period June 1, 2005 through November 30, 2005 provides you with important information on your investments. This report contains unaudited financial statements including detailed portfolio holdings and financial highlights of the Funds’ operations during the reporting period. During the six month-period, total net assets of the Allegiant Funds decreased 4.4% from $11.5 to $10.9 billion primarily due to net outflows from the Money Market Funds.

During the reporting period, Allegiant Funds expanded its small cap fund offerings with the launch of three new Funds in October. The Allegiant Multi-Factor Small Cap Core Fund, Allegiant Multi-Factor Small Cap Focused Value Fund and Allegiant Multi-Factor Small Cap Growth Fund are managed by the adviser’s Structured Equity portfolio management team using a well established investment process. The International Equity Fund also added Polaris Capital Management, Inc. as sub-adviser. Polaris is responsible for managing the value component of the portfolio to complement the adviser’s management of the growth component.

If you have any questions regarding the Allegiant Funds, please visit our web site at www.allegiantfunds.com, contact your investment professional or call Investor Services at 1-800-622-FUND (3863). Our staff is available 8.00 a.m. to 6.00 p.m. (Monday through Friday) to help you with questions regarding investing. Your feedback is always welcomed.

Thank you for your continued confidence in us and we look forward to serving your investment needs in the year ahead. Best wishes for a happy, healthy and prosperous New Year.

Sincerely,

Robert D. Neary Chairman	Herbert R. Martens, Jr. President

1

Allegiant Money Market Funds

SUMMARY OF PORTFOLIO HOLDINGS

The tables below present portfolio holdings as a percentage of total investments for each of the Allegiant Money Market Funds as of November 30, 2005.

Government Money Market Fund
Repurchase Agreements	47.1%
Federal Home Loan Bank	16.9
Federal National Mortgage Association	16.2
Federal Home Loan Mortgage Corporation	11.2
Federal Farm Credit Bank	7.9
Money Market Fund	0.7

100.0%

Money Market Fund
Commercial Paper	52.0%
Corporate Bonds	13.6
Repurchase Agreements	14.4
Certificates of Deposit	10.1
U.S. Government Agency Obligations	5.9
Funding Agreements	2.7
Municipal Securities	1.0
Money Market Fund	0.3

100.0%

Ohio Municipal Money Market Fund
Education Revenue Bonds	22.2%
General Obligation Bonds	18.3
Tax Exempt Commercial Paper	12.1
Pollution Control Revenue Bonds	10.9
Hospital/Nursing Homes Revenue Bonds	9.0
Water/Sewer Revenue Bonds	7.8
Industrial Development Revenue Bonds	6.9
Transportation Revenue Bonds	5.3
Other Revenue Bonds	3.0
Anticipation Bonds	1.9
Retirement Community Revenue Bonds	1.7
Public Facilities Revenue Bonds	0.5
Money Market Funds	0.4

100.0%

Pennsylvania Tax Exempt Money Market Fund
Education Revenue Bonds	23.7%
Hospital/Nursing Homes Revenue Bonds	16.8
Industrial Development Revenue Bonds	16.6
Public Purpose Revenue Bonds	13.9
Pollution Control Revenue Bonds	12.1
Tax Exempt Commercial Paper	9.4
Retirement Community Revenue Bonds	3.8
Water/Sewer Revenue Bonds	1.6
General Obligation Bonds	1.2
Money Market Funds	0.9

100.0%

Tax Exempt Money Market Fund
Education Revenue Bonds	27.8%
General Obligation Bonds	12.9
Public Facilities Revenue Bonds	11.5
Hospital/Nursing Homes Revenue Bonds	10.4
Industrial Development Revenue Bonds	10.3
Tax Exempt Commercial Paper	10.3
Pollution Control Revenue Bonds	6.7
Water/Sewer Revenue Bonds	4.1
Public Purpose Revenue Bonds	2.1
Anticipation Notes	1.7
Retirement Community Revenue Bonds	1.1
Transportation Revenue Bonds	0.6
Money Market Funds	0.5

100.0%

Treasury Money Market Fund
U.S. Treasury Bills	93.4%
U.S. Treasury Notes	5.5
Money Market Funds	1.1

100.0%

2

Allegiant Money Market Funds

EXPENSE TABLES

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges which may apply to redemptions of Class B Shares and Class C Shares of the Money Market Fund and which are described in the Prospectus. Therefore, the information in the section labeled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds. If these transactional costs were included, your costs would be higher.

* Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year then divided by 365.

** Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2005 to November 30, 2005).

The Expense Tables illustrate your Fund’s costs in two ways.

•	Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period”.

•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case—because the return used is not your Fund’s actual return—the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/05	Ending Account Value 11/30/05	Annualized Expense Ratio	Expenses Paid During Period*

Government Money Market Fund
Actual
Class I	$1,000.00	$1,015.70	0.44%	$2.22
Class A	1,000.00	1,014.50	0.69	3.48
Hypothetical**
Class I	1,000.00	1,022.79	0.44	2.23
Class A	1,000.00	1,021.54	0.69	3.50

Money Market Fund
Actual
Class I	$1,000.00	$1,016.00	0.42%	$2.12
Class A	1,000.00	1,014.70	0.67	3.38
Class B	1,000.00	1,011.10	1.38	6.96
Class C	1,000.00	1,011.10	1.38	6.96
Hypothetical**
Class I	1,000.00	1,022.89	0.42	2.13
Class A	1,000.00	1,021.64	0.67	3.40
Class B	1,000.00	1,018.08	1.38	6.98
Class C	1,000.00	1,018.08	1.38	6.98

Ohio Municipal Money Market Fund
Actual
Class I	$1,000.00	$1,011.00	0.31%	$1.56
Class A	1,000.00	1,009.80	0.56	2.82
Hypothetical**
Class I	1,000.00	1,023.45	0.31	1.57
Class A	1,000.00	1,022.19	0.56	2.84

	Beginning Account Value 06/01/05	Ending Account Value 11/30/05	Annualized Expense Ratio	Expenses Paid During Period*

Pennsylvania Tax Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,011.00	0.32%	$1.61
Class A	1,000.00	1,009.73	0.57	2.87
Hypothetical**
Class I	1,000.00	1,023.40	0.32	1.62
Class A	1,000.00	1,022.14	0.57	2.89

Tax Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,011.20	0.31%	$1.56
Class A	1,000.00	1,009.90	0.56	2.82
Hypothetical**
Class I	1,000.00	1,023.45	0.31	1.57
Class A	1,000.00	1,022.19	0.56	2.84

Treasury Money Market Fund
Actual
Class I	$1,000.00	$1,014.00	0.45%	$2.27
Class A	1,000.00	1,012.70	0.70	3.53
Hypothetical**
Class I	1,000.00	1,022.74	0.45	2.28
Class A	1,000.00	1,021.49	0.70	3.55

3

Allegiant Money Market Funds FINANCIAL HIGHLIGHTS	Selected Per Share Data and Ratios
For the Six Months Ended November 30, 2005 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income		Dividends from Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)
GOVERNMENT MONEY MARKET FUND

CLASS I
2005**	$1.00	$0.02	†	$(0.02)	$1.00	1.57%	$607,294	0.44%	3.11%	0.54%	3.01%
2005	1.00	0.02	†	(0.02)	1.00	1.58	724,656	0.44	1.43	0.54	1.33
2004	1.00	0.01	†	(0.01)	1.00	0.65	1,554,598	0.42	0.65	0.52	0.55
2003	1.00	0.01	†	(0.01)	1.00	1.15	1,966,487	0.41	1.16	0.51	1.06
2002	1.00	0.02	†	(0.02)	1.00	2.43	2,195,174	0.39	2.31	0.49	2.21
2001	1.00	0.06		(0.06)	1.00	5.88	1,557,596	0.37	5.62	0.52	5.47

CLASS A
2005**	1.00	0.01	†	(0.01)	1.00	1.45	368,193	0.69	2.86	0.79	2.76
2005	1.00	0.01	†	(0.01)	1.00	1.33	441,606	0.69	1.18	0.79	1.08
2004	1.00	—	*†	— *	1.00	0.40	388,023	0.67	0.40	0.77	0.30
2003	1.00	0.01	†	(0.01)	1.00	0.89	593,867	0.66	0.91	0.76	0.81
2002	1.00	0.02	†	(0.02)	1.00	2.17	782,102	0.64	2.06	0.74	1.96
2001	1.00	0.06		(0.06)	1.00	5.67	650,803	0.57	5.42	0.72	5.27
MONEY MARKET FUND[1]

CLASS I
2005**	$1.00	$0.02	†	$(0.02)	$1.00	1.60%	$2,201,917	0.42%	3.16%	0.52%	3.06%
2005	1.00	0.02	†	(0.02)	1.00	1.62	2,373,840	0.42	1.57	0.52	1.47
2004	1.00	0.01	†	(0.01)	1.00	0.67	2,920,107	0.43	0.68	0.53	0.58
2003	1.00	0.01	†	(0.01)	1.00	1.19	3,646,585	0.40	1.19	0.50	1.09
2002	1.00	0.02	†	(0.02)	1.00	2.41	3,533,294	0.40	2.33	0.50	2.23
2001	1.00	0.06		(0.06)	1.00	5.96	3,342,689	0.38	5.78	0.53	5.63

CLASS A
2005**	1.00	0.01	†	(0.01)	1.00	1.47	766,746	0.67	2.91	0.77	2.81
2005	1.00	0.01	†	(0.01)	1.00	1.37	734,047	0.67	1.32	0.77	1.22
2004	1.00	—	*†	— *	1.00	0.43	902,676	0.68	0.43	0.78	0.33
2003	1.00	0.01	†	(0.01)	1.00	0.94	1,097,776	0.65	0.94	0.75	0.84
2002	1.00	0.02	†	(0.02)	1.00	2.16	1,763,870	0.65	2.08	0.75	1.98
2001	1.00	0.06		(0.06)	1.00	5.74	2,030,360	0.58	5.58	0.73	5.43

CLASS B
2005**	1.00	0.01	†	(0.01)	1.00	1.11	981	1.38	2.20	1.48	2.10
2005	1.00	0.01	†	(0.01)	1.00	0.94	1,126	1.09	0.90	1.49	0.50
2004	1.00	—	*†	— *	1.00	0.43	1,129	0.68	0.43	1.48	(0.37)
2003	1.00	0.01	†	(0.01)	1.00	0.60	1,789	0.95	0.64	1.46	0.13
2002	1.00	0.02	†	(0.02)	1.00	1.44	1,332	1.36	1.37	1.46	1.27
2001	1.00	0.05		(0.05)	1.00	4.96	970	1.33	4.83	1.43	4.73

CLASS C
2005**	1.00	0.01	†	(0.01)	1.00	1.11	529	1.38	2.20	1.48	2.10
2005	1.00	0.01	†	(0.01)	1.00	0.94	685	1.09	0.90	1.49	0.50
2004	1.00	—	*†	— *	1.00	0.42	671	0.68	0.43	1.48	(0.37)
2003	1.00	0.01	†	(0.01)	1.00	0.60	1,283	0.95	0.64	1.46	0.13
2002	1.00	0.02	†	(0.02)	1.00	1.45	218	1.36	1.37	1.46	1.27
2001[2]	1.00	0.02		(0.02)	1.00	2.43	39	1.33	4.62	1.43	4.52

*	Amount represents less than $0.005 per share.
**	For the six months ended November 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.
[1]	The capital infusions described in Note 7 in Notes to Financial Statements resulted in a $0.001, $0.003, $0.001 and $0.000 effect to the net asset value per share of Class I, Class A, Class B and Class C, respectively; and had no effect on the total return of the Fund.
[2]	Money Market Fund Class C commenced operations on November 15, 2000. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

4

	Net Asset Value, Beginning of Period	Net Investment Income		Dividends from Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)
OHIO MUNICIPAL MONEY MARKET FUND

CLASS I
2005**	$1.00	$0.01	†	$(0.01)	$1.00	1.10%	$303,063	0.31%	2.18%	0.51%	1.98%
2005	1.00	0.01	†	(0.01)	1.00	1.38	304,362	0.33	1.40	0.53	1.20
2004	1.00	0.01	†	(0.01)	1.00	0.70	238,433	0.34	0.70	0.54	0.50
2003	1.00	0.01	†	(0.01)	1.00	1.06	262,692	0.32	1.05	0.52	0.85
2002	1.00	0.02	†	(0.02)	1.00	1.77	185,180	0.31	1.72	0.51	1.52
2001	1.00	0.04		(0.04)	1.00	3.71	176,937	0.33	3.62	0.58	3.37

CLASS A
2005**	1.00	0.01	†	(0.01)	1.00	0.98	60,371	0.56	1.93	0.76	1.73
2005	1.00	0.01	†	(0.01)	1.00	1.12	55,348	0.58	1.15	0.78	0.95
2004	1.00	—	*†	— *	1.00	0.45	48,535	0.59	0.45	0.79	0.25
2003	1.00	0.01	†	(0.01)	1.00	0.81	52,040	0.57	0.80	0.77	0.60
2002	1.00	0.02	†	(0.02)	1.00	1.55	57,544	0.53	1.50	0.73	1.30
2001	1.00	0.03		(0.03)	1.00	3.55	48,771	0.48	3.47	0.73	3.22
PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

CLASS I
2005**	$1.00	$0.01	†	$(0.01)	$1.00	1.10%	$82,890	0.32%	2.18%	0.57%	1.93%
2005	1.00	0.01	†	(0.01)	1.00	1.35	93,325	0.34	1.33	0.59	1.08
2004	1.00	0.01	†	(0.01)	1.00	0.69	97,248	0.34	0.69	0.59	0.44
2003	1.00	0.01	†	(0.01)	1.00	1.07	100,585	0.30	1.06	0.55	0.81
2002	1.00	0.02	†	(0.02)	1.00	1.76	112,169	0.34	1.69	0.59	1.44
2001	1.00	0.04		(0.04)	1.00	3.65	99,711	0.35	3.61	0.65	3.31

CLASS A
2005**	1.00	0.01	†	(0.01)	1.00	0.97	66,898	0.57	1.93	0.82	1.68
2005	1.00	0.01	†	(0.01)	1.00	1.10	39,357	0.59	1.08	0.84	0.83
2004	1.00	—	*†	— *	1.00	0.43	104,046	0.59	0.44	0.84	0.19
2003	1.00	0.01	†	(0.01)	1.00	0.82	88,615	0.55	0.81	0.80	0.56
2002	1.00	0.02	†	(0.02)	1.00	1.54	61,754	0.56	1.47	0.81	1.22
2001	1.00	0.03		(0.03)	1.00	3.49	63,372	0.50	3.46	0.80	3.16
TAX EXEMPT MONEY MARKET FUND

CLASS I
2005**	$1.00	$0.01	†	$(0.01)	$1.00	1.12%	$415,434	0.31%	2.21%	0.51%	2.01%
2005	1.00	0.01	†	(0.01)	1.00	1.36	436,206	0.33	1.35	0.53	1.15
2004	1.00	0.01	†	(0.01)	1.00	0.68	426,256	0.33	0.68	0.53	0.48
2003	1.00	0.01	†	(0.01)	1.00	1.04	545,100	0.31	1.03	0.51	0.83
2002	1.00	0.02	†	(0.02)	1.00	1.74	539,093	0.30	1.70	0.50	1.50
2001	1.00	0.04		(0.04)	1.00	3.67	565,973	0.28	3.61	0.53	3.36

CLASS A
2005**	1.00	0.01	†	(0.01)	1.00	0.99	131,511	0.56	1.96	0.76	1.76
2005	1.00	0.01	†	(0.01)	1.00	1.10	137,814	0.58	1.10	0.78	0.90
2004	1.00	—	*†	— *	1.00	0.43	222,193	0.58	0.43	0.78	0.23
2003	1.00	0.01	†	(0.01)	1.00	0.79	267,874	0.56	0.78	0.76	0.58
2002	1.00	0.02	†	(0.02)	1.00	1.52	289,510	0.52	1.48	0.72	1.28
2001	1.00	0.03		(0.03)	1.00	3.52	252,955	0.43	3.46	0.68	3.21

5

Allegiant Money Market Funds FINANCIAL HIGHLIGHTS	Selected Per Share Data and Ratios
For the Six Months Ended November 30, 2005 (Unaudited) and For the Years Ended May 31, unless otherwise indicated

	Net Asset Value, Beginning of Period	Net Investment Income		Dividends from Net Investment Income	Net Asset Value, End of Period	Total Return	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Before Fee Waivers)	Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)
TREASURY MONEY MARKET FUND

CLASS I
2005**	$1.00	$0.01	†	$(0.01)	$1.00	1.40%	$151,297	0.45%	2.76%	0.50%	2.71%
2005	1.00	0.01	†	(0.01)	1.00	1.43	196,930	0.43	1.17	0.48	1.12
2004	1.00	0.01	†	(0.01)	1.00	0.54	578,023	0.43	0.54	0.48	0.49
2003	1.00	0.01	†	(0.01)	1.00	1.07	636,837	0.41	1.04	0.46	0.99
2002	1.00	0.02	†	(0.02)	1.00	2.23	468,283	0.40	2.12	0.45	2.07
2001	1.00	0.05		(0.05)	1.00	5.39	365,605	0.43	5.24	0.53	5.14

CLASS A
2005**	1.00	0.01	†	(0.01)	1.00	1.27	11,983	0.70	2.51	0.75	2.46
2005	1.00	0.01	†	(0.01)	1.00	1.17	16,649	0.68	0.92	0.73	0.87
2004	1.00	—	*†	— *	1.00	0.29	24,611	0.68	0.29	0.73	0.24
2003	1.00	0.01	†	(0.01)	1.00	0.82	14,890	0.66	0.79	0.71	0.74
2002	1.00	0.02	†	(0.02)	1.00	1.98	17,270	0.65	1.87	0.70	1.82
2001	1.00	0.05		(0.05)	1.00	5.17	62,598	0.63	5.04	0.73	4.94

*	Amount represents less than $0.005 per share.
**	For the six months ended November 30, 2005. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.

See Notes to Financial Statements.

6

Allegiant Government Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 52.1%
Federal Farm Credit Bank — 7.9%
Federal Farm Credit Bank (FRN)
4.071%, 07/25/06	$15,000	$15,000
4.010%, 09/29/06	15,000	14,996
4.000%, 10/04/06	3,450	3,449
4.144%, 01/22/07	15,000	15,000
Federal Farm Credit Bank (MTN)
2.625%, 12/15/05	10,000	9,996
2.990%, 01/11/06	4,000	3,996
1.850%, 03/03/06	4,700	4,672
2.500%, 03/15/06	10,000	9,960

		77,069

Federal Home Loan Bank — 16.9%
Federal Home Loan Bank (FRN)
3.885%, 03/28/06	6,000	5,999
4.220%, 05/16/06	26,000	25,992
3.730%, 06/13/06	24,300	24,294
4.150%, 08/02/06	10,000	9,998
3.794%, 12/22/06	20,000	19,989
Federal Home Loan Bank (MTN)
2.500%, 12/15/05	16,590	16,584
2.250%, 12/15/05	11,945	11,938
1.700%, 12/30/05	15,030	15,009
3.150%, 02/09/06	10,000	9,978
2.000%, 02/13/06	10,000	9,956
2.500%, 03/30/06	15,000	14,913

		164,650

Federal Home Loan Mortgage Corporation — 11.2%
Federal Home Loan Mortgage Corporation (FRN)
3.840%, 12/27/06	5,600	5,597
Federal Home Loan Mortgage Corporation (MTN)
1.750%, 01/09/06	5,000	4,989
5.250%, 01/15/06	26,908	26,948
5.950%, 01/19/06	14,550	14,590
2.150%, 01/30/06	10,000	9,971
2.810%, 02/02/06	7,186	7,169
1.875%, 02/15/06	1,000	996
2.000%, 02/23/06	5,000	4,973
2.730%, 02/24/06	20,000	19,931
2.000%, 02/28/06	2,100	2,088
2.000%, 04/12/06	11,800	11,699

		108,951

Federal National Mortgage Association — 16.1%
Federal National Mortgage Association (FRN)
4.268%, 05/22/06	10,000	9,998
3.651%, 09/07/06	25,000	24,990
Federal National Mortgage Association (MTN)
6.000%, 12/15/05	21,750	21,770
2.000%, 01/15/06	14,577	14,543
5.500%, 02/15/06	47,687	47,820
2.250%, 02/28/06	13,747	13,681
2.150%, 04/13/06	15,000	14,878
2.100%, 04/19/06	9,820	9,733

		157,413

Total U.S. Government Agency Obligations (Cost $508,083)		508,083

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.7%
Goldman Sachs Financial Square Government Money Market Fund	6,627,882	$6,628

Total Money Market Fund (Cost $6,628)		6,628

	Par (000)
REPURCHASE AGREEMENTS — 47.0%
Bank of America
4.030% (dated 11/30/05, due 12/01/05, repurchase price $167,018,695, collateralized by Federal National Mortgage Association Bond, 5.000%, due 04/01/35, total market value $ 170,340,000)	$167,000	167,000
Credit Suisse First Boston
4.020% (dated 11/30/05, due 12/01/05, repurchase price $45,005,025, collateralized by Federal National Mortgage Association Bonds, 3.717% to 4.553%, due 08/01/33 to 03/01/34, total market value $ 45,903,087)	45,000	45,000
Goldman Sachs
4.020% (dated 11/30/05, due 12/01/05, repurchase price $157,017,532, collateralizedby Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bonds, 4.102% to 5.500%, due 01/01/33 to 11/01/35, total market value $ 160,140,001)	157,000	157,000
Greenwich Capital
4.020% (dated 11/30/05, due 12/01/05, repurchase price $45,005,025, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bond, 3.615% to 4.762%, due 02/01/34 to 11/01/35, total market value $ 45,900,067)	45,000	45,000
Morgan Stanley
4.030% (dated 11/30/05, due 12/01/05, repurchase price $45,005,038, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.761% to 7.000%, due 07/01/07 to 08/01/35, total market value $ 46,088,133)	45,000	45,000

Total Repurchase Agreements (Cost $ 459,000)		459,000

Total Investments — 99.8% (Cost $973,711)*		973,711

7

Allegiant Government Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

Value (000)
Other Assets & Liabilities — 0.2%
Dividends Payable
Class I	$(1,676)
Class A	(1,079)
Investment Advisory Fees Payable	(200)
12b-1 Fees Payable
Class I	(29)
Class A	(56)
Administration Fees Payable	(48)
Custody Fees Payable	(4)
Trustees’ Fees Payable	(54)
Other	4,922

Total Other Assets & Liabilities	1,776

TOTAL NET ASSETS — 100.0%	$975,487

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$975,524
Accumulated Net Realized Loss on Investments	(37)

Total Net Assets	$975,487

Net Asset Value and Redemption
Price Per Share — Class I ($ 607,294,420 ÷ 607,275,770 outstanding shares of beneficial interest)	$1.00

Net Asset Value and Redemption
Price Per Share — Class A ($368,192,960 ÷ 368,227,693 outstanding shares of beneficial interest)	$1.00

*	Also cost for federal income tax purposes.

FRN — Floating Rate Note: the rate shown is the rate in effect on November 30, 2005, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

MTN — Medium Term Note

See Notes to Financial Statements.

8

Allegiant Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — 52.1%
Banks — 5.7%
ANZ
3.400%, 12/02/05	$30,000	$29,997
4.180%, 02/06/06	30,000	29,767
Danske
3.980%, 12/15/05	11,300	11,282
4.050%, 12/27/05	30,783	30,693
Societe Generale North America
3.765%, 12/16/05	30,000	29,953
4.080%, 12/19/05	8,000	7,984
Svenska Handelsbanken
3.995%, 01/11/06	30,000	29,863

		169,539

Financial Conduits — 36.6%
Amstel Funding
4.040%, 01/11/06	30,000	29,862
4.290%, 02/23/06	25,000	24,750
Atlantis One Funding
3.990%, 01/03/06	30,000	29,890
4.130%, 01/24/06	15,000	14,907
4.260%, 02/17/06	15,000	14,862
4.260%, 03/07/06	20,000	19,773
Barton Capital
4.130%, 01/05/06	20,204	20,123
4.050%, 01/10/06	25,000	24,887
Cancara Asset Securitization
4.190%, 01/06/06	15,000	14,937
4.260%, 02/10/06	10,111	10,026
Edison Asset Securitization LLC
4.050%, 01/12/06	15,000	14,929
4.220%, 02/08/06	20,000	19,838
Fountain Square Funding
4.150%, 01/06/06	10,000	9,958
4.070%, 01/17/06	31,802	31,633
4.170%, 02/01/06	30,000	29,785
Galaxy Funding
3.900%, 12/05/05	9,000	8,996
4.030%, 01/09/06	30,000	29,869
4.260%, 02/15/06	20,000	19,820
4.280%, 02/21/06	20,000	19,805
Gemini Securitization
3.970%, 01/04/06	17,000	16,936
4.090%, 01/23/06	20,000	19,880
4.250%, 02/17/06	20,000	19,816
Govco
4.010%, 01/09/06	30,000	29,870
4.080%, 01/18/06	25,000	24,864
4.110%, 01/23/06	25,000	24,849
Greyhawk Funding LLC
4.000%, 01/06/06	30,000	29,880
4.140%, 01/23/06	20,000	19,878
4.200%, 02/01/06	15,000	14,891
4.300%, 03/13/06	15,000	14,817
Liberty Street Funding
4.040%, 12/15/05	20,000	19,969
4.100%, 12/22/05	14,000	13,967
Market Street Funding
3.990%, 12/05/05	30,000	29,987
4.120%, 01/04/06	30,000	29,883
4.180%, 01/06/06	25,000	24,896
Mont Blanc Capital
4.150%, 01/06/06	25,000	24,896
Park Avenue Receivables
4.000%, 12/19/05	$30,000	$29,940
Perry Global Funding LLC
3.950%, 12/14/05	15,000	14,979
4.200%, 01/09/06	25,000	24,886
Preferred Receivables Funding
4.140%, 01/04/06	10,000	9,961
Public Square Funding
4.040%, 12/01/05	40,000	40,000
Sheffield Receivables
4.110%, 01/23/06	30,000	29,818
Solitaire Funding
4.060%, 01/13/06	30,000	29,855
4.270%, 02/17/06	20,000	19,816
Three Pillars Funding
4.080%, 12/19/05	20,000	19,959
4.100%, 01/19/06	10,000	9,944
Three Rivers Funding
4.070%, 12/16/05	30,000	29,949
Thunder Bay Funding
3.860%, 12/20/05	20,465	20,423
4.080%, 01/17/06	30,000	29,840
Variable Funding Capital
4.050%, 01/12/06	30,000	29,858

		1,087,157

Financial Services — 7.8%
Allianz Finance
3.770%, 12/09/05	15,000	14,987
4.170%, 02/03/06	20,000	19,852
Dexia Delaware LLC
4.125%, 01/04/06	15,000	14,941
4.290%, 03/17/06	10,000	9,874
Goldman Sachs
4.280%, 02/23/06	30,000	29,700
HBOS Treasury Services
4.180%, 02/08/06	30,000	29,760
4.230%, 02/09/06	15,000	14,877
4.210%, 02/10/06	20,000	19,834
ING Funding LLC
4.000%, 01/05/06	20,000	19,922
UBS Finance
4.155%, 01/05/06	25,000	24,899
4.120%, 01/26/06	5,200	5,167
4.250%, 02/22/06	20,400	20,200
4.250%, 02/28/06	6,700	6,629

		230,642

Industrials — 1.0%
General Electric 4.050%, 12/27/05	30,000	29,912

Retail — 1.0%
Wal-Mart Stores 4.130%, 01/23/06	30,000	29,818

Total Commercial Paper (Cost $ 1,547,068)		1,547,068

CORPORATE BONDS — 13.6%
Banks — 6.2%
Bank of America (FRN) 4.050%, 05/08/06	30,000	30,000

9

Allegiant Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Banks — continued
Barclays Bank PLC (FRN)
4.078%, 04/18/06	$15,000	$14,998
4.102%, 06/21/06	10,000	9,999
Credit Suisse First Boston (FRN)
4.150%, 12/12/05	30,000	30,001
4.139%, 07/19/06	20,000	20,001
First USA Bank (FRN)
4.518%, 05/18/06	8,400	8,407
HSBC Bank USA NA (FRN)
4.290%, 05/04/06	20,000	20,004
Royal Bank of Canada (FRN)
4.041%, 03/16/06	20,000	19,998
Wachovia Bank NA (FRN)
4.050%, 10/02/06	30,000	30,000

		183,408

Financial Services — 7.4%
American Express Credit (FRN)
4.210%, 01/23/06	50,000	50,006
General Electric Capital (FRN)
4.461%, 02/03/06	15,000	15,001
4.491%, 02/06/06	15,000	15,006
Greenwich Capital (FRN)
4.050%, 02/07/06	30,000	30,000
HBOS Treasury Services PLC (FRN)
4.236%, 01/26/06 (A)	20,000	20,002
John Hancock Global Funding II (FRN)
3.941%, 03/06/06 (A)	33,000	33,016
Merrill Lynch (FRN) (MTN)
4.580%, 01/13/06	7,500	7,504
4.439%, 04/18/06	20,000	20,022
Wells Fargo (FRN)
3.861%, 03/03/06	30,000	30,011

		220,568

Total Corporate Bonds (Cost $403,976)		403,976

CERTIFICATES OF DEPOSIT — 10.1%
Barclays Bank NY
4.250%, 02/08/06	20,000	20,000
BNP Paribas NY
3.585%, 12/27/05	30,000	29,998
4.320%, 02/22/06	25,000	25,000
Branch Banking & Trust
4.035%, 12/27/05	32,000	32,000
Deutsche Bank (Euro)
4.310%, 02/23/06	25,000	25,000
Dexia Credit NY
4.120%, 01/23/06	30,000	30,000
4.280%, 01/30/06	20,000	20,000
HSBC Bank
4.250%, 02/09/06	20,000	20,000
Lloyds Bank PLC NY
4.040%, 01/06/06	32,000	32,000
Svenska Handelsbanken NY
4.040%, 12/28/05	22,000	22,000
UBS Finance
4.325%, 02/27/06	25,000	25,000
Wells Fargo
4.020%, 12/19/05	20,000	20,000

Total Certificates of Deposit (Cost $300,998)		$300,998

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%
Federal Farm Credit Bank — 0.7%
Federal Farm Credit Bank (FRN)
4.010%, 09/29/06	$19,000	18,995

Federal Home Loan Bank — 3.3%
Federal Home Loan Bank (FRN)
4.195%, 05/10/06	19,300	19,297
4.220%, 05/16/06	25,000	24,992
3.794%, 12/22/06	30,000	29,982
Federal Home Loan Bank (MTN)
2.375%, 04/05/06	20,000	19,864
2.250%, 05/15/06	5,000	4,951

		99,086

Federal Home Loan Mortgage Corporation — 0.9%
Federal Home Loan Mortgage Corporation (MTN)
2.375%, 04/15/06	26,000	25,802

Federal National Mortgage Association — 1.0%
Federal National Mortgage Association (FRN)
3.651%, 09/07/06	30,000	29,988

Total U.S. Government Agency Obligations (Cost $173,871)		173,871

FUNDING AGREEMENTS — 2.7%
New York Life Funding Agreement (FRN)
4.114%, 06/07/06	40,000	40,000
Travelers Funding Agreement (FRN)
3.956%, 09/16/06	40,000	40,000

Total Funding Agreements (Cost $80,000)		80,000

MUNICIPAL SECURITIES — 1.0%
Colorado — 0.4%
Denver City & County School District (RB) Series A (LOC - JP Morgan Chase Bank) (VRDN)
4.070%, 12/15/18	6,200	6,200
Denver City & County School District (RB) Series B (LOC - JP Morgan Chase Bank) (VRDN)
4.070%, 12/15/18	6,200	6,200

		12,400

Georgia — 0.6%
Aquarium Parking Deck (RB) (LOC - SunTrust Bank) (VRDN)
4.170%, 04/01/20	9,800	9,800
Savannah College of Art & Design (RB) (LOC - Bank of America) (VRDN)
4.190%, 04/01/24	7,500	7,500

		17,300

Total Municipal Securities (Cost $29,700)		29,700

10

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.3%
Goldman Sachs Financial Square Prime Obligation Money Market Fund	10,010,575	$10,011

Total Money Market Fund (Cost $10,011)		10,011

	Par (000)
REPURCHASE AGREEMENTS — 14.4%
Bank of America
4.030% (dated 11/30/05, due 12/01/05, repurchase price $113,012,650, collateralized by Federal National Mortgage Association Bond, 5.000%, due 04/01/35, total market value $115,260,001)	$113,000	113,000
Credit Suisse First Boston
4.020% (dated 11/30/05, due 12/01/05, repurchase price $30,003,350, collateralized by Federal National Mortgage Association Bonds, 3.881% to 4.425%, due 10/01/33 to 12/01/34, total market value $30,600,306)	30,000	30,000
Goldman Sachs
4.020% (dated 11/30/05, due 12/01/05, repurchase price $141,015,745, collateralized by Federal Home Loan Mortgage Corporation Bond and Federal National Mortgage Association Bonds, 4.233% to 5.500%, due 01/01/33 to 07/01/35, total market value $143,820,001)	141,000	141,000
Greenwich Capital
4.020% (dated 11/30/05, due 12/01/05, repurchase price $115,012,842, collateralized by Federal National Mortgage Association Bonds, 0.888% to 5.313%, due 01/01/31 to 11/01/35, total market value $117,304,164)	115,000	115,000
Morgan Stanley
4.030% (dated 11/30/05, due 12/01/05, repurchase price $30,003,358, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 3.300% to 7.000%, due 05/01/12 to 08/01/38, total market value $30,728,823)	30,000	30,000

Total Repurchase Agreements (Cost $429,000)		429,000

Total Investments — 100.1% (Cost $2,974,624)*		2,974,624

Value (000)
Other Assets & Liabilities — (0.1)%
Dividends Payable
Class I	$(6,522)
Class A	(2,118)
Investment Advisory Fees Payable	(599)
12b-1 Fees Payable
Class I	(166)
Class A	(100)
Administration Fees Payable	(144)
Custody Fees Payable	(10)
Trustees’ Fees Payable	(158)
Other	5,366

Total Other Assets & Liabilities	(4,451)

TOTAL NET ASSETS — 100.0%	$2,970,173

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$2,971,922
Distributions in Excess of Net Investment Income	(1)
Accumulated Net Realized Loss on Investments	(1,748)

Total Net Assets	$2,970,173

Net Asset Value and Redemption Price Per Share — Class I ($2,201,917,215 ÷ 2,203,100,923 outstanding shares of beneficial interest)	$1.00

Net Asset Value and Redemption Price Per Share — Class A ($766,746,326 ÷ 767,301,272 outstanding shares of beneficial interest)	$1.00

Net Asset Value and Redemption Price Per Share — Class B ($981,020 ÷ 981,411 outstanding shares of beneficial interest)	$1.00

Net Asset Value and Redemption Price Per Share — Class C ($528,706 ÷ 528,316 outstanding shares of beneficial interest)	$1.00

*	Also cost for federal income tax purposes.

†	The rate shown is the effective yield at purchase date.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FRN — Floating Rate Note: the rate shown is the rate in effect on November 30, 2005, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

LLC — Limited Liability Company

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Liability Company

RB — Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2005, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

11

Allegiant Ohio Municipal Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 99.6%
Ohio — 99.6%
Allen County Health Care Facilities, Mennonite Memorial Home Project (RB) (LOC - Wells Fargo Bank) (VRDN)
3.050%, 02/01/18	$2,675	$2,675
Butler County (BAN) (GO) Series C
4.000%, 09/21/06	2,420	2,440
Clark County (BAN) (GO)
3.000%, 03/30/06	1,360	1,361
Cleveland Waterworks (RB) Series L (FGIC)
3.030%, 01/01/33	8,225	8,225
Cleveland Waterworks, Refunding & Improvement Project (RB) Series H (MBIA)
6.000%, 01/01/06	2,000	2,005
Columbus (GO) Series 1 (VRDN)
3.010%, 06/01/16	50	50
3.010%, 12/01/17	1,000	1,000
Columbus Sewer & Water Improvement Authority (RB) (VRDN)
3.040%, 06/01/11	4,500	4,500
Copley Fairlawn City School District (GO) (TAN)
4.150%, 12/01/05	675	675
Coshocton County Hospital Facilities Authority, Memorial Hospital Project (RB) (LOC - Bank One) (VRDN)
3.110%, 03/01/19	1,100	1,100
Cuyahoga County (TECP)
2.760%, 01/05/06	5,000	5,000
2.800%, 01/23/06	5,000	5,000
Cuyahoga County Civic Facility, Oriana Services Project (RB) (LOC - Bank One) (VRDN)
3.250%, 04/01/16	1,555	1,555
Cuyahoga County Economic Development Authority, Cleveland Animal League Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.060%, 10/01/22	1,870	1,870
Cuyahoga County Economic Development Authority, Gilmour Academy Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.060%, 02/01/22	2,100	2,100
Cuyahoga County Economic Development Authority, Magnificat High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.040%, 06/01/30	1,880	1,880
Cuyahoga County Economic Development Authority, Positive Education Program (RB) (LOC - Key Bank) (VRDN)
3.110%, 08/01/20	2,620	2,620
Cuyahoga County Port Authority, Euclid Garage Office Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.000%, 01/01/34	9,410	9,410
Cuyahoga County Port Authority, Laurel School Project (RB) (LOC - Key Bank) (VRDN)
3.110%, 06/01/24	4,400	4,400
Delaware County (BAN) (GO)
4.000%, 08/15/06	1,270	1,280
Dublin City School District (BAN) (GO)
3.500%, 12/15/05	3,000	3,001
3.390%, 11/16/06	3,000	3,007
Franklin County Health Care Facility, Creekside at the Village Project (RB) (LOC - Key Bank) (VRDN)
3.060%, 05/01/34	$2,435	$2,435
Franklin County Health Care Facility, Friendship Village of Dublin Project (RB) Series B (LOC - Lasalle Bank) (VRDN)
3.050%, 11/01/34	7,120	7,120
Franklin County Hospital Authority, Holy Cross Health Systems Project (RB) (VRDN)
3.070%, 06/01/16	4,995	4,995
Franklin County Industrial Development Revenue Authority, Bricker & Eckler Project (RB) (LOC - Bank One) (VRDN)
2.830%, 11/01/14	1,700	1,700
Franklin County, Trinity Health Credit Group Project (RB) Series F (VRDN)
3.070%, 12/01/30	8,900	8,900
Fulton County, Fulton County Health Center Project (RB) (LOC - JP Morgan Chase Bank) (VRDN)
3.050%, 11/01/35	1,300	1,300
Geauga County (BAN) (GO)
2.500%, 12/08/05	1,800	1,800
Geauga County Health Care Facilities, Montefiore Housing Corporation Project (RB) (LOC - Key Bank) (VRDN)
3.110%, 01/01/26	1,940	1,940
Hamilton County Economic Development Authority, Cincinnati Arts Association Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.060%, 11/01/23	1,000	1,000
Hamilton County Economic Development Authority, Cincinnati-Hamilton Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.060%, 09/01/25	835	835
Hamilton County Economic Development Authority, Jordon Complex Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.060%, 12/01/24	1,000	1,000
Hamilton County Economic Development Authority, Saint Xavier High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.040%, 04/01/28	1,000	1,000
Hamilton County Economic Development Authority, Taft Museum Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.060%, 05/01/27	4,245	4,245
Hamilton County Health Care Facilities Authority, Twin Towers & Twin Lakes Project (RB) Series A (LOC - U.S. Bank) (VRDN)
3.070%, 07/01/23	3,000	3,000
Hancock County (BAN) (GO) Series A
4.250%, 11/10/06	1,000	1,010
Highland Heights (BAN) (GO)
3.500%, 10/05/06	800	804
Hunting Valley (BAN) (GO)
3.750%, 10/05/06	1,000	1,006

12

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Jefferson Local School District, Madison County (BAN) (GO)
4.000%, 11/28/06	$2,300	$2,312
Kent State University General Receipts (RB) (MBIA) (VRDN)
3.060%, 05/01/31	16,570	16,570
Lakewood City School District (BAN) (GO)
3.500%, 09/14/06	5,000	5,018
Lakota Local School District (GO) (AMBAC)
5.700%, 12/01/05	250	250
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC - Bank One) (VRDN)
3.110%, 12/01/10	1,015	1,015
3.250%, 06/01/33	2,300	2,300
Lucas County Healthcare Facilities, Sunset Retirement Community Project (RB) Series B (LOC - Fifth Third Bank) (VRDN)
3.050%, 08/15/30	495	495
Middleberg Heights Hospital Authority, Southwest General Health Care Center Project (RB) (FSA)
6.750%, 08/15/06	1,400	1,435
Ohio Higher Educational Facility Commission, Case Western Reserve University Project (TECP)
2.750%, 12/08/05	5,000	5,000
Ohio State (GO) Series B (VRDN)
2.940%, 08/01/17	6,515	6,515
2.970%, 03/15/25	3,000	3,000
Ohio State (GO) Series D (VRDN)
2.940%, 02/01/19	3,870	3,870
Ohio State Air Quality Development Authority, Ohio Edison Project (RB) Series A (LOC- Wachovia Bank) (VRDN)
2.950%, 02/01/14	16,550	16,550
Ohio State Air Quality Pollution Control Development Authority, Sohio Air Project (RB) (VRDN)
2.980%, 05/01/22	11,800	11,800
Ohio State Air Quality Pollution Control Development Authority, Sohio Water Project (RB) (VRDN)
3.020%, 05/01/22	2,110	2,110
Ohio State Air Quality Pollution Control Development Authority, Timken Company Project (RB) (LOC - Key Bank) (VRDN)
3.050%, 06/01/33	6,000	6,000
Ohio State Air Quality Pollution Control Development Authority, Toledo Edison Project (RB) Series C (LOC - Wachovia Bank) (VRDN)
3.010%, 06/01/23	3,200	3,200
Ohio State Economic Development Authority, YMCA Greater Cincinnati Project (RB) (LOC - Bank One) (VRDN)
3.110%, 11/01/21	4,600	4,600
Ohio State Higher Education (GO) Series B
4.000%, 05/01/06	4,400	4,423
Ohio State Higher Educational Facilities Authority, Ashland University Project (RB) (LOC - Key Bank) (VRDN)
3.080%, 09/01/24	$4,800	$4,800
Ohio State Higher Educational Facilities Authority, Case Western Reserve University Project (RB) Series A (VRDN)
3.010%, 10/01/31	1,425	1,425
2.930%, 10/01/31	12,100	12,100
Ohio State Higher Educational Facilities Authority, Kenyon College Project (RB) Series K (VRDN)
3.000%, 08/01/33	1,100	1,100
Ohio State Higher Educational Facilities Authority, Pooled Financing Program (RB) Series A (LOC - Fifth Third Bank) (VRDN)
3.250%, 09/01/24	3,490	3,490
3.250%, 09/01/27	490	490
Ohio State Higher Educational Facilities Authority, Xavier University Project (RB) (LOC - U.S. Bank) (VRDN)
3.000%, 05/01/15	5,100	5,100
Ohio State Higher Educational Facilities Authority, Xavier University Project (RB) Series B (LOC - U.S. Bank) (VRDN)
3.000%, 11/01/30	10,900	10,900
Ohio State Infrastructure (GO) Series A (VRDN)
2.940%, 02/01/23	4,700	4,700
Ohio State Turnpike Commission, Prerefunded 02/15/06 @ 102 (RB) Series A (MBIA)
5.700%, 02/15/06	1,250	1,270
Ohio State University (TECP)
2.680%, 12/06/05	2,000	2,000
2.880%, 01/06/06	7,450	7,450
Ohio State University General Receipts (RB) (FSA) (VRDN)
3.250%, 12/01/26	800	800
Ohio State University General Receipts (RB) (VRDN)
3.040%, 12/01/21	2,000	2,000
2.950%, 12/01/27	1,275	1,275
3.040%, 12/01/31	3,745	3,745
Ohio State Water Development Authority (RB) (AMBAC)
5.000%, 12/01/05	1,000	1,000
Ohio State Water Development Authority, Pollution Control Facilities, Cleveland Electric Illuminating Project (RB) Series B (LOC - Barclays Bank) (VRDN)
3.000%, 08/01/20	6,900	6,900
Ohio State Water Development Authority, Timken Company Project (RB) (LOC - Northern Trust Company) (VRDN)
3.050%, 11/01/25	2,000	2,000
Ohio State Water Development Authority, Timken Company Project (RB) (LOC - Wachovia Bank) (VRDN)
3.000%, 05/01/07	3,900	3,900

13

Allegiant Ohio Municipal Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio Turnpike Commission Authority, Prerefunded 02/15/06 @ 102 (RB) Series A (FSA)
6.000%, 02/15/06	$2,600	$2,652
Ohio Water Development Authority, Pure Water Project (RB) (MBIA)
5.750%, 12/01/05	95	95
Portage County Health Care Facility, Hattie Larham Project (RB) (LOC - Bank One) (VRDN)
3.210%, 02/01/17	2,185	2,185
Rocky River, Lutheran West High School Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.060%, 12/01/22	2,500	2,500
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series C (AMBAC) (VRDN)
2.950%, 12/01/25	1,550	1,550
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series E (AMBAC) (VRDN)
2.950%, 12/01/25	1,065	1,065
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series F (AMBAC) (VRDN)
2.950%, 12/01/25	1,175	1,175
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series G (AMBAC) (VRDN)
2.950%, 12/01/25	650	650
Shaker Heights City School District (BAN) (GO)
4.000%, 10/19/06	570	575
Sharonville Industrial Development Authority, Edgecomb Metals Project (RB) (LOC - Wells Fargo Bank) (VRDN)
3.050%, 11/01/09	4,360	4,360
Sidney City School District (BAN) (GO)
2.920%, 12/14/05	794	794
2.670%, 12/14/05	1,500	1,500
Solon (BAN) (GO)
2.750%, 12/01/05	2,325	2,325
3.750%, 11/29/06	2,000	2,008
Toledo City Services Special Assessment Notes (RB) (LOC - State Street) (VRDN)
3.030%, 12/01/05	4,000	4,000
Toledo-Lucas County Port Authority (RB) Series C (LOC - Sovereign Bank) (VRDN)
3.050%, 05/15/38	8,500	8,500
University of Akron General Receipts (RB) (FGIC) (VRDN)
3.060%, 01/01/29	5,400	5,400
University of Cincinnati General Receipts (RB) (BAN) Series C
4.000%, 03/28/06	1,645	1,652
University of Toledo General Receipts (RB) (FGIC) (VRDN)
3.030%, 06/01/32	13,195	13,195
Upper Valley Joint Vocational School District (BAN) (GO)
4.250%, 11/28/06	2,530	2,549
Walnut Hills High School Alumni Foundation, School Improvements Fund (RB) (LOC - Fifth Third Bank) (VRDN)
3.050%, 12/01/06	$1,530	$1,530
Warren County Healthcare Facilities Authority, Otterbein Homes Project (RB) Series B (LOC - Fifth Third Bank) (VRDN)
3.080%, 07/01/23	2,933	2,933
Warren County Industrial Development Authority, Cincinnati Electric Illuminating Project (RB) (LOC - Bank of Nova Scotia) (VRDN)
3.250%, 09/01/15	4,690	4,690
Warren County Industrial Development Authority, Liquid Container Project (RB) (LOC - Bank of America) (VRDN)
3.060%, 03/01/15	1,670	1,670
Washington County Hospital, Marietta Area Health Facilities (RB) (LOC - Fifth Third Bank) (VRDN)
3.060%, 06/01/27	3,000	3,000
West Chester Township (BAN) (GO)
4.000%, 08/10/06	1,940	1,953
Wooster Industrial Development Authority, Allen Group Project (RB) (LOC - Wachovia Bank ) (VRDN)
3.000%, 12/01/10	5,200	5,200

Total Municipal Securities (Cost $361,858)		361,858

	Number of Shares
MONEY MARKET FUNDS — 0.4%
BlackRock Ohio Municipal Money Market Portfolio	662,111	662
Fidelity Ohio Municipal Money Market Fund	766,488	767

Total Money Market Funds (Cost $1,429)		1,429

Total Investments — 100.0% (Cost $363,287)*		363,287

Other Assets & Liabilities — 0.0%
Dividends Payable
Class I	(631)
Class A	(110)
Investment Advisory Fees Payable	(45)
12b-1 Fees Payable
Class I	(25)
Class A	(6)
Administration Fees Payable	(18)
Custody Fees Payable	(2)
Trustees’ Fees Payable	(14)
Payable for Investments Purchased	(1,300)
Other	2,297

Total Other Assets & Liabilities	146

TOTAL NET ASSETS — 100.0%	$363,433

14

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$363,433
Total Net Assets	$363,433

Net Asset Value and Redemption Price Per Share — Class I ($303,062,543 ÷ 303,067,056 outstanding shares of beneficial interest)	$1.00

Net Asset Value and Redemption Price Per Share — Class A ($60,370,569 ÷ 60,366,879 outstanding shares of beneficial interest)	$1.00

*	Also cost for federal income tax purposes.

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

RB — Revenue Bond

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2005, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

15

Allegiant Pennsylvania Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 98.8%
Pennsylvania — 98.8%
Allegheny County Higher Education Building Authority, Carnegie Mellon University Project (RB) (VRDN)
2.980%, 12/01/33	$1,200	$1,200
Allegheny County Hospital Development Authority, Health Care Dialysis Clinic (RB) (LOC - Bank of America) (VRDN)
3.050%, 12/01/19	2,650	2,650
Allegheny County Industrial Development Authority, Carnegie Museums of Pittsburgh (RB) (LOC - Citizens Bank) (VRDN)
3.050%, 08/01/32	2,000	2,000
Beaver County Industrial Development Authority, Atlantic Richfield (RB) (VRDN)
2.990%, 12/01/20	4,300	4,300
Beaver County Industrial Development Authority, Toledo Edison Company Project (RB) (LOC - Barclays Bank PLC) (VRDN)
2.930%, 06/01/30	6,000	6,000
Bucks County (GO)
4.000%, 06/01/06	865	870
Delaware County Industrial Development Authority, BP Oil Project (RB) (VRDN)
2.980%, 12/01/09	3,900	3,900
2.980%, 10/01/19	800	800
Delaware County Industrial Development Authority, Exelon Generation Company Project (TECP)
2.700%, 12/06/05	4,000	4,000
2.920%, 01/11/06	2,000	2,000
Delaware County Industrial Development Authority, PECO Energy Project (TECP)
2.670%, 12/08/05	2,000	2,000
Delaware County Industrial Development Authority, Resource Recovery (RB) Series G (VRDN)
2.970%, 12/01/31	500	500
Delaware County Industrial Development Authority, Resource Recovery, General Electric Capital Corporation (RB) Series G (VRDN)
2.970%, 12/01/31	1,500	1,500
Delaware County Industrial Development Authority, Scott Paper Company Project (RB) Series B (VRDN)
3.000%, 12/01/18	5,000	5,000
Delaware County Industrial Development Authority, Scott Paper Company Project (RB) Series D (VRDN)
3.000%, 12/01/18	4,000	4,000
Delaware County Industrial Development Authority, Sunoco Project (RB) (LOC - Bank of America) (VRDN)
3.000%, 11/01/33	4,000	4,000
Dover Area School District, Prerefunded 04/01/06 @ 100 (GO) (AMBAC)
5.700%, 04/01/06	925	934
Erie Water Authority (RB) (FGIC)
3.000%, 12/01/05	1,000	1,000
Gettysburg Area Industrial Development Authority, Brethren Home Community Project (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.050%, 06/01/24	$1,900	$1,900
Harrisburg Authority, Cumberland Valley School District Project (RB) Sub-Series B (FSA) (VRDN)
3.090%, 03/01/34	1,800	1,800
Harrisburg Authority, Haverford School District (RB) Sub-Series A (FSA) (VRDN)
3.090%, 03/01/34	1,610	1,610
Harrisburg Authority, Pooled Bond Program, Prerefunded 04/01/06 @ 102 (RB) Series I (MBIA)
5.625%, 04/01/06	3,000	3,068
Lancaster County Hospital Authority, Lancaster General Hospital Project (RB) (LOC - Fulton Bank) (VRDN)
3.180%, 06/01/18	5,200	5,200
Lancaster Industrial Development Authority, Student Lodging Incorporated (RB) (LOC - Fulton Bank) (VRDN)
3.180%, 12/01/26	2,410	2,410
Lebanon County Health Facilities, ECC Retirement Village Project (RB) (LOC - Northern Trust Company) (VRDN)
3.080%, 10/15/25	3,800	3,800
Lehigh County General Purpose Authority, St. Lukes Hospital Project (RB) (LOC - Wachovia Bank) (VRDN)
2.950%, 07/01/31	850	850
Montgomery County Industrial Development Authority, PECO Energy Project (TECP)
2.760%, 12/06/05	2,000	2,000
2.750%, 12/14/05	4,000	4,000
2.780%, 12/15/05	2,000	2,000
2.870%, 01/09/06	1,995	1,995
New Garden General Authority, Municipal Pooled Financing Program (RB) Series I (AMBAC) (VRDN)
3.090%, 11/01/29	4,900	4,900
New Garden General Authority, Municipal Pooled Financing Program (RB) Series II (FSA) (VRDN)
3.090%, 12/01/33	3,500	3,500
Northampton County Higher Education Authority, Lafayette College Project (RB) Series B (LOC - Landesbank Hessen - Thuringen) (VRDN)
3.000%, 11/01/28	2,000	2,000
Pennsylvania State (GO) (MBIA)
5.000%, 06/01/06	1,000	1,010
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities (RB) Series G3 (LOC - PNC Bank) (VRDN)
3.190%, 11/01/06	1,000	1,000

16

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series B (VRDN)
2.980%, 11/01/27	$450	$450
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series D (VRDN)
2.980%, 11/01/30	1,100	1,100
Pennsylvania State Higher Educational Facilities Authority, Council Independent Colleges Project (RB) Series A-8 (LOC-PNC Bank) (VRDN)
2.750%, 04/01/06	2,000	2,000
Pennsylvania State Higher Educational Facilities Authority, Eastern College, Prerefunded 10/15/06 @ 102 (RB) Series B
8.000%, 10/15/06	2,500	2,649
Pennsylvania State Higher Educational Facilities Authority, University of Pennsylvania Health Services, Prerefunded 01/01/06 @ 101 (RB) Series A
5.750%, 01/01/06	2,000	2,025
Pennsylvania State Turnpike Commission (RB) Series Q (VRDN)
2.980%, 06/01/27	1,750	1,750
2.980%, 06/01/28	2,815	2,815
Pennsylvania State Turnpike Commission (RB) Series U (VRDN)
3.030%, 12/01/19	750	750
Pennsylvania State University (RB)
5.000%, 03/01/06	2,000	2,011
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project (RB) (LOC - Wachovia Bank) (VRDN)
3.050%, 07/01/27	1,115	1,115
Philadelphia Hospital & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series A (VRDN)
2.980%, 02/15/21	2,000	2,000
2.980%, 07/01/22	1,825	1,825
Philadelphia Hospital & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series B (VRDN)
2.980%, 07/01/25	1,365	1,365
Philadelphia Hospital & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series C (MBIA) (VRDN)
2.980%, 07/01/31	2,470	2,470
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series D (MBIA) (VRDN)
2.980%, 07/01/31	1,800	1,800
Philadelphia Industrial Development Authority, 1100 Walnut Associates Project (RB) (LOC - PNC Bank) (VRDN)
2.750%, 12/01/14	400	400
Philadelphia Industrial Development Authority, Girard Estate Facilities Project (RB) (LOC - Morgan Guaranty Trust) (VRDN)
3.080%, 11/01/31	$2,500	$2,500
Philadelphia Industrial Development Authority, Pennsylvania School for the Deaf (RB) (LOC - Citizens Bank) (VRDN)
3.080%, 11/01/32	4,300	4,300
Philadelphia Water & Waste Water (RB) (AMBAC)
5.000%, 12/15/05	1,350	1,351
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series A (AMBAC) (VRDN)
3.000%, 12/01/20	1,000	1,000
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series I (AMBAC) (VRDN)
2.980%, 12/01/20	2,750	2,750
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series K (AMBAC) (VRDN)
2.980%, 12/01/20	1,450	1,450
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series M (AMBAC) (VRDN)
3.000%, 12/01/20	1,000	1,000
Scranton-Lackawanna Health & Welfare Authority, University of Scranton Project (RB) (LOC - PNC Bank) (VRDN)
3.000%, 05/01/18	2,745	2,745
University of Pittsburgh, University Capital Project (RB) Series A (VRDN)
3.030%, 09/15/11	1,200	1,200
2.970%, 09/15/24	1,000	1,000
Washington County Authority, Girard Estate Project (RB) (LOC - JP Morgan Chase Bank) (VRDN)
3.080%, 06/01/27	4,405	4,405
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
2.990%, 07/01/34	5,500	5,500
Washington County Hospital Authority, Washington Hospital Project (RB) (LOC - PNC Bank) (VRDN)
2.800%, 07/01/31	2,500	2,498

Total Municipal Securities (Cost $147,921)		147,921

17

Allegiant Pennsylvania Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 0.9%
BlackRock Pennsylvania Municipal Money Market Portfolio	209,726	$209
Fidelity Pennsylvania Municipal Money Market Fund	1,159,920	1,160

Total Money Market Funds (Cost $1,369)		1,369

Total Investments — 99.7% (Cost $149,290)*		149,290

Other Assets & Liabilities — 0.3%
Dividends Payable
Class I	(175)
Class A	(116)
Investment Advisory Fees Payable	(19)
12b-1 Fees Payable
Class I	(7)
Class A	(6)
Administration Fees Payable	(7)
Custody Fees Payable	(1)
Trustees’ Fees Payable	(7)
Other	836

Total Other Assets & Liabilities	498

TOTAL NET ASSETS — 100.0%	$149,788

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$149,838
Accumulated Net Realized Loss on Investments	(50)

Total Net Assets	$149,788

Net Asset Value and Redemption
Price Per Share — Class I ($82,889,662 ÷ 83,000,678 outstanding shares of beneficial interest)	$1.00

Net Asset Value and Redemption
Price Per Share — Class A ($66,897,992 ÷ 66,840,526 outstanding shares of beneficial interest)	$1.00

*	Also cost for federal income tax purposes.

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

PLC — Public Liability Company

RB — Revenue Bond

TECP — Tax Exempt Commercial Paper

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2005, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

18

Allegiant Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 100.1%
Alaska — 1.6%
Valdez Marine Terminal, BP Pipelines Project (RB) (VRDN)
3.000%, 07/01/37	$1,900	$1,900
Valdez Marine Terminal, BP Pipelines Project (RB) Series B (VRDN)
3.000%, 07/01/37	2,850	2,850
Valdez Marine Terminal, BP Pipelines Project (RB) Series C (VRDN)
3.000%, 07/01/37	3,790	3,790

		8,540

California — 0.9%
California State Department of Water Resources and Power Supply (RB) Series F-2 (LOC - JP Morgan Chase Bank) (VRDN)
3.210%, 05/01/20	5,000	5,000

Colorado — 0.4%
Colorado Educational & Cultural Facilities Authority, Nationl Jewish Bond Program (RB) Series C-1 (LOC - U.S. Bank) (VRDN)
3.000%, 09/01/35	2,500	2,500

Connecticut — 1.0%
Connecticut State Health & Educational Facilities Authority, University of New Haven (RB) Series E (LOC - Wahcovia Bank) (VRDN)
3.030%, 07/01/35	3,460	3,460
Connecticut State Health & Educational Facilities Authority, Yale University (RB) Series X-3 (VRDN)
2.920%, 07/01/37	2,000	2,000

		5,460

Delaware — 0.4%
Delaware Economic Development Authority, Andrews School Project (RB) (VRDN)
3.050%, 09/01/32	2,450	2,450

District Of Columbia — 0.7%
District of Columbia, Field School Project (RB) Series B (LOC - Wachovia Bank) (VRDN)
3.100%, 07/01/31	3,820	3,820

Georgia — 3.8%
Athens-Clarke County Unified Government Development Authority, University of Georgia Athletic Association Project (RB) (LOC - Bank of America) (VRDN)
3.020%, 08/01/33	1,800	1,800
Burke County Pollution Control Development Authority, Oglethorpe Power Vogtle Project (RB) Series C (MBIA) (VRDN)
3.000%, 01/01/18	4,120	4,120
Burke County Pollution Control Development Authority, Oglethorpe Power Vogtle Project (TECP)
2.750%, 12/07/05	7,000	7,000
3.140%, 12/21/05	3,000	3,000
Gainesville Redevelopment Authority, Riverside Military Project (RB) (LOC - SunTrust Bank) (VRDN)
3.050%, 12/01/25	$4,800	$4,800
Municipal Electric Authority, Project One (RB) Sub-Series C (MBIA) (LOC - Bayerische Landesbank) (VRDN)
2.890%, 01/01/20	200	200

		20,920

Illinois — 6.1%
Chicago Metropolitan Water Reclamation District (GO) Series B
5.000%, 12/01/06	760	774
Illinois State (GO)
4.500%, 05/30/06	2,000	2,013
Illinois State Development Finance Authority, Jewish Federation Project (RB) (AMBAC) (VRDN)
3.000%, 09/01/24	1,270	1,270
Illinois State Development Finance Authority, Loyola Academy Project (RB) Series A (LOC - Northern Trust Company) (VRDN)
3.020%, 10/01/27	5,000	5,000
Illinois State Educational Facilities Authority, Chicago Historical Society Project (RB) (LOC - Northern Trust Company) (VRDN)
3.000%, 12/01/25	6,000	6,000
Illinois State Educational Facilities Authority, Lake Forest Open Lands Project (RB) (LOC - Northern Trust Company) (VRDN)
3.000%, 08/01/33	6,100	6,100
Illinois State Educational Facilities Authority, Xavier University Project (RB) Series A (LOC - LaSalle Bank) (VRDN)
3.080%, 10/01/32	6,400	6,400
Illinois State Finance Authority, Northwestern Memorial Hospital Project (RB) Series B-1 (VRDN)
3.000%, 08/15/38	1,500	1,500
Naperville, Dupage Children’s Museum (RB) (LOC - American National Bank & Trust) (VRDN)
3.000%, 06/01/30	2,500	2,500
Normal County (GO) (VRDN)
3.000%, 06/01/23	1,750	1,750

		33,307

Indiana — 3.7%
Evansville Industrial Economic Development Authority, Ball Corporation Project (RB) (LOC - Bank One) (VRDN)
3.000%, 12/01/08	2,500	2,500
Indiana State Development Finance Authority, Eitteljorg Museum Project (RB) (LOC - Bank One) (VRDN)
3.000%, 02/01/24	4,100	4,100

19

Allegiant Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Indiana — continued
Indiana State Development Finance Authority, University High School Project (RB) (LOC - KeyCorp Bank) (VRDN)
3.250%, 10/01/30	$4,500	$4,500
Indiana State Educational Facilities Authority, University of Indianapolis Project (RB) (LOC - Wells Fargo Bank) (VRDN)
3.080%, 10/01/30	2,500	2,500
Indiana State Educational Facilities Authority, Wesleyan University Project (RB) (LOC - Bank of America) (VRDN)
3.050%, 12/01/15	1,575	1,575
Indiana State Health Facilities Authority, Capital Access Program (RB) (LOC - Comerica Bank) (VRDN)
3.000%, 01/01/12	550	550
Marion Industrial Economic Development Authority, Wesleyan University Project (RB) (LOC - Bank One) (VRDN)
3.000%, 06/01/30	4,400	4,400

		20,125

Kansas — 2.4%
Burlington County Pollution Control, National Rural Utilities Cooperative Finance Corporation Project (TECP)
3.000%, 12/01/05	5,000	5,000
2.740%, 12/06/05	8,200	8,200

		13,200

Louisiana — 2.6%
Plaquemines Port Harbor & Terminal District Facilities, Chevron Pipe Line Project (RB) (VRDN)
3.000%, 09/01/06	6,000	6,000
St. James Parish Pollution Control, Texaco Project (RB) Series A (VRDN)
2.800%, 12/13/05	8,000	8,000

		14,000

Massachusetts — 3.5%
Massachusetts State (GO) Series B (VRDN)
3.080%, 08/01/15	15,000	15,000
Massachusetts Water Resources Authority (TECP)
3.000%, 01/09/06	4,000	4,000

		19,000

Michigan — 4.4%
Michigan State Building Authority (RB) Series 5 (LOC - Bank of New York) (VRDN)
2.900%, 12/14/05	15,000	15,000
University of Michigan (RB) Series A-2
3.010%, 12/01/24	1,000	1,000
Woodhaven Brownstown School District, School Building & Site Project (GO) Series B (VRDN)
3.040%, 05/01/34	8,000	8,000

		24,000

Mississippi — 1.1%
Jackson County Port Facilities, Chevron USA Project (RB) (VRDN)
3.030%, 06/01/23	$1,390	$1,390
Jackson County Water System, Chevron USA Project (GO) (VRDN)
2.650%, 02/01/06	4,400	4,400

		5,790

Missouri — 1.3%
Missouri State Health & Educational Facilities Authority, Washington University Project (RB) Series B (VRDN)
3.000%, 09/01/30	2,400	2,400
Missouri State Health & Educational Facilities Authority, Washington University Project (RB) Series C (VRDN)
3.020%, 03/01/40	2,900	2,900
Missouri State Health & Educational Facilities Authority, Washington University Project (RB) Series D (VRDN)
3.020%, 09/01/30	1,900	1,900

		7,200

Nebraska — 0.4%
American Public Energy Agency (RB) Series A (VRDN)
3.050%, 12/01/15	2,000	2,000

Nevada — 2.1%
Las Vegas Valley Water District (TECP)
2.750%, 12/07/05	6,000	6,000
2.800%, 01/09/06	2,000	2,000
2.810%, 01/11/06	3,600	3,600

		11,600

New Hampshire — 0.8%
New Hampshire Higher Educational & Health Facilities Authority, New England Incorporated Project (RB) Series B (AMBAC) (VRDN)
3.000%, 12/01/25	4,300	4,300

North Carolina — 8.3%
Charlotte Water & Sewer System (TECP)
2.750%, 04/06/06	5,000	5,000
Guilford County Recreational Facilities Authority, YMCA Project (RB) (LOC - Branch Banking & Trust) (VRDN)
3.070%, 02/01/23	2,300	2,300
Mecklenburg County (GO) Series C (VRDN)
3.000%, 02/01/21	7,400	7,400
3.000%, 02/01/22	1,500	1,500
Mecklenburg County (GO) Series E (VRDN)
3.000%, 04/01/18	8,200	8,200
North Carolina Capital Facilities Finance Agency, Greensboro Day School Project (RB) (LOC - Bank of America) (VRDN)
3.050%, 07/01/21	5,445	5,445
North Carolina Capital Facilities Finance Agency, Mars Hill College Project (RB) (LOC - Branch Banking & Trust) (VRDN)
3.070%, 07/01/21	3,365	3,365

20

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
North Carolina — continued
North Carolina Educational Facilities Finance Agency, Belmont Abbey College Project (RB) (LOC - Wachovia Bank) (VRDN)
3.050%, 06/01/18	$1,000	$1,000
North Carolina Medical Care Commission, Rutherford Hospital Project (RB) (LOC - Branch Banking & Trust) (VRDN)
3.070%, 09/01/21	1,700	1,700
North Carolina State (GO) Series F (VRDN)
2.940%, 05/01/21	9,000	9,000
University of North Carolina, Chapel Hill Hospital Project (RB) Series B (VRDN)
3.030%, 07/01/25	400	400

		45,310

Ohio — 9.0%
Columbus Sewer & Water Improvement Authority (RB) (VRDN)
3.040%, 06/01/11	1,500	1,500
Cuyahoga County Port Authority, Euclid Garage Office Project (RB) (LOC-Fifth Third Bank) (VRDN)
3.000%, 01/01/34	3,000	3,000
Franklin County Hospital Authority, Holy Cross Health Systems Project (RB) (VRDN)
3.070%, 06/01/16	1,000	1,000
Hamilton County Economic Development Authority, Taft Museum Project (RB) (LOC - Fifth Third Bank) (VRDN)
3.060%, 05/01/27	500	500
Ohio State (GO) Series B (VRDN)
2.940%, 08/01/17	11,500	11,500
Ohio State (GO) Series D (VRDN)
2.940%, 02/01/19	9,830	9,830
Ohio State Higher Educational Facilities Authority, Case Western Reserve University Project (RB) Series A (VRDN)
2.930%, 10/01/31	10,000	10,000
Ohio State Higher Educational Facilities Authority, Pooled Financing Program (RB) Series A (LOC - Fifth Third Bank) (VRDN)
3.250%, 09/01/24	470	470
Ohio State Infrastructure (GO) Series A (VRDN)
2.940%, 02/01/23	3,500	3,500
Ohio State University General Receipts (RB) (VRDN)
2.950%, 12/01/27	5,500	5,500
Washington County Hospital, Marietta Area Health Facilities (RB) (LOC - Fifth Third Bank) (VRDN)
3.060%, 12/01/26	1,590	1,590
3.060%, 06/01/27	1,005	1,005

		49,395

Pennsylvania — 23.6%
Allegheny County Higher Education Building Authority, Carnegie Mellon University Project (RB) (VRDN)
2.980%, 12/01/33	300	300
Allegheny County Hospital Development Authority, Health Care Dialysis Clinic (RB) (LOC - Bank of America) (VRDN)
3.050%, 12/01/19	$350	$350
Berks County Industrial Development Authority, Kutztown Resource Recovery Management Project (RB) (LOC - First Union National Bank) (VRDN)
3.150%, 12/01/30	4,035	4,035
Charlotte Water & Sewer System (TECP)
2.900%, 05/11/06	7,000	7,000
Chester County Industrial Development Authority, Archdiocese of Philadelphia (RB) (LOC - Wachovia Bank) (VRDN)
2.980%, 07/01/31	4,000	4,000
Dallastown Area School District (GO) (FGIC) (VRDN)
3.080%, 02/01/18	3,905	3,905
3.080%, 05/01/20	2,925	2,925
Delaware County Industrial Development Authority, PECO Energy Project (TECP)
2.670%, 12/08/05	3,925	3,925
Delaware County Industrial Development Authority, Resource Recovery (RB) Series G (VRDN)
2.970%, 12/01/31	450	450
Delaware County Industrial Development Authority, Scott Paper Company Project (RB) Series A (VRDN)
3.000%, 12/01/18	3,800	3,800
Delaware County Industrial Development Authority, Scott Paper Company Project (RB) Series C (VRDN)
3.000%, 12/01/18	2,000	2,000
Gettysburg Area Industrial Development Authority, Brethren Home Community Project (RB) Series A (LOC - Wachovia Bank) (VRDN)
3.050%, 06/01/24	2,490	2,490
Harrisburg Authority, Cumberland Valley School District Project (RB) Sub-Series B (FSA) (VRDN)
3.090%, 03/01/34	7,000	7,000
Harrisburg Authority, Haverford School District (RB) Sub-Series A (FSA) (VRDN)
3.090%, 03/01/34	500	500
Harrisburg Authority, West Brandywine (RB) Sub-Series D (FSA) (VRDN)
3.090%, 03/01/34	2,900	2,900
Harrisburg Water Authority (RB) Series A (FGIC) (VRDN)
3.080%, 07/15/29	2,645	2,645
Manheim Township School District (GO) (FSA) (VRDN)
3.080%, 06/01/16	2,000	2,000
Montgomery County Higher Educational Facilities Authority, William Penn Charter School Project (RB) (LOC - PNC Bank) (VRDN)
3.060%, 09/15/31	4,800	4,800

21

Allegiant Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
New Garden General Authority, Municipal Pooled Financing Program (RB) Series II (FSA) (VRDN)
3.090%, 12/01/33	$3,050	$3,050
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities Program (RB) Series E-3 (LOC - PNC Bank) (VRDN)
3.030%, 11/01/14	1,700	1,700
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities Program (RB) Series J-2 (LOC - PNC Bank) (VRDN)
3.060%, 05/01/27	2,200	2,200
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series A (VRDN)
2.980%, 11/01/25	2,540	2,540
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series B (VRDN)
2.980%, 11/01/27	750	750
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series C (VRDN)
2.980%, 11/01/29	1,650	1,650
Pennsylvania State Higher Educational Facilities Authority, Carnegie Mellon University (RB) Series D (VRDN)
2.980%, 11/01/30	2,100	2,100
Pennsylvania State Turnpike Commission (RB) Series A-3 (VRDN)
2.980%, 12/01/30	6,000	6,000
Pennsylvania State Turnpike Commission (RB) Series Q (VRDN)
2.980%, 06/01/28	3,000	3,000
Pennsylvania State University (RB) Series A (VRDN)
3.030%, 04/01/31	4,000	4,000
Philadelphia Hospital & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series A (VRDN)
2.980%, 02/15/21	200	200
2.980%, 07/01/22	600	600
Philadelphia Hospital & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series C (MBIA) (VRDN)
2.980%, 07/01/31	1,100	1,100
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series D (MBIA) (VRDN)
2.980%, 07/01/31	5,400	5,400
Philadelphia Industrial Development Authority, 1100 Walnut Associates Project (RB) (LOC - PNC Bank) (VRDN)
2.750%, 12/01/14	2,700	2,700
Philadelphia Industrial Development Authority, Girard Estate Facilities Project (RB) (LOC - Morgan Guaranty Trust) (VRDN)
3.080%, 11/01/31	$10,100	$10,100
Philadelphia Industrial Development Authority, Newcourtland Elder Services Project (RB) (LOC - PNC Bank) (VRDN)
2.980%, 03/01/27	7,050	7,050
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series A (AMBAC) (VRDN)
3.000%, 12/01/20	3,500	3,500
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series K (AMBAC) (VRDN)
2.980%, 12/01/20	6,000	6,000
Sayre Health Care Facilities Authority, Capital Financing Project (RB) Series M (AMBAC) (VRDN)
3.000%, 12/01/20	3,000	3,000
University of Pittsburgh, University Capital Project (RB) Series A (VRDN)
3.030%, 09/15/23	2,000	2,000
2.970%, 09/15/29	2,000	2,000
Washington County Authority, Girard Estate Project (RB) (LOC - JP Morgan Chase Bank) (VRDN)
3.080%, 06/01/27	3,425	3,425

		129,090

South Carolina — 1.3%
South Carolina Public Service Authority, Prerefunded 01/01/06 @ 102 (RB) Series B (FGIC)
5.875%, 01/01/06	2,000	2,045
South Carolina State Public Service (TECP)
2.800%, 01/12/06	5,000	5,000

		7,045

Tennessee — 5.8%
Blount County Health, Educational and Housing Facilities Authority, Presbyterian Homes Project (RB) (LOC - SunTrust Bank) (VRDN)
3.050%, 01/01/19	6,275	6,275
Clarksville Public Building Authority, Pooled Financing Project (RB) (LOC - Bank of America) (VRDN)
3.030%, 01/01/33	1,250	1,250
3.030%, 07/01/34	3,200	3,200
Montgomery County Public Building Authority (RB) (LOC - Bank of America) (VRDN)
3.030%, 07/01/34	300	300
Tennessee State (TECP)
2.700%, 12/06/05	7,900	7,900
Tennessee State School Bond Authority (TECP)
2.800%, 01/10/06	2,600	2,600
2.800%, 01/12/06	3,000	3,000
3.100%, 02/13/06	7,000	7,000

		31,525

22

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Texas — 4.9%
Brownsville Utility System (RB) Series A (MBIA) (VRDN)
2.970%, 09/01/27	$1,600	$1,600
Denton Independent School District (GO) Series B (PSF-GTD) (VRDN)
3.000%, 08/14/06	4,700	4,700
Gulf Coast Industrial Development Authority, Amoco Oil Project (RB) (VRDN)
2.750%, 12/01/05	4,000	4,000
Harris County (TECP)
2.750%, 12/06/05	5,000	5,000
Plano Independent School District (GO) (PSF-GTD)
6.000%, 02/15/06	1,000	1,006
San Antonio Higher Education Authority, Trinity University Project (RB) (VRDN)
3.000%, 06/01/33	1,300	1,300
Texas State (TRAN) (GO)
4.500%, 08/31/06	9,000	9,098

		26,704

Utah — 2.4%
Intermountain Power Agency, Power Supply (RB) Series F (AMBAC) (VRDN)
2.730%, 12/01/05	6,000	6,000
2.750%, 03/15/06	7,250	7,250

		13,250

Vermont — 1.3%
Vermont Education and Health Building Finance Agency, Middlebury College Project (RB) Series A (VRDN)
3.190%, 11/01/06	7,400	7,400

Virginia — 2.3%
Lynchburg Industrial Development Authority, Mid Atlantic Hospital (RB) Series C (AMBAC) (VRDN)
3.000%, 12/01/25	2,100	2,100
Lynchburg Industrial Development Authority, Mid Atlantic Hospital (RB) Series F (AMBAC) (VRDN)
3.000%, 12/01/25	9,100	9,100
Virginia Public School Authority (RB)
3.000%, 01/15/06	1,345	1,345

		12,545

Washington — 3.5%
Washington State (GO) (VRDN)
2.880%, 06/01/20	9,200	9,200
Washington State Health Care Facilities Authority, National Healthcare Research & Educational Project (RB) (LOC - BNP Paribas) (VRDN)
3.000%, 01/01/32	4,900	4,900
Washington State Health Care Facilities Authority, Sisters of St. Joseph Peace (RB) (MBIA) (VRDN)
3.060%, 04/01/18	5,000	5,000

		19,100

Wisconsin — 0.5%
Wisconsin Health & Educational Facilities Authority, Divine Savior Healthcare (RB) Series B (LOC - U.S. Bank) (VRDN)
3.010%, 05/01/32	$2,900	$2,900

Total Municipal Securities (Cost $ 547,476)		547,476

	Number of Shares
MONEY MARKET FUNDS — 0.5%
AIM Tax-Free Investments Trust Cash Reserve Portfolio	2,163,436	2,164
Goldman Sachs Financial Square Tax-Exempt Money Market Fund	527,305	527

Total Money Market Funds (Cost $2,691)		2,691

Total Investments — 100.6% (Cost $550,167)*		550,167

Other Assets & Liabilities — (0.6)%
Dividends Payable
Class I		(923)
Class A		(255)
Investment Advisory Fees Payable		(71)
12b-1 Fees Payable
Class I		(33)
Class A		(20)
Administration Fees Payable		(28)
Custody Fees Payable		(2)
Trustees’ Fees Payable		(28)
Payable for Investments Purchased		(5,000)
Other		3,137

Total Other Assets & Liabilities		(3,223)

TOTAL NET ASSETS — 100.0%		$546,944

23

Allegiant Tax Exempt Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

Value (000)
Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$546,993
Accumulated Net Realized Loss on Investments	(49)

Total Net Assets	$546,944

Net Asset Value and Redemption Price Per Share — Class I ($415,433,939 ÷ 415,473,038 outstanding shares of beneficial interest)	$1.00

Net Asset Value and Redemption Price Per Share — Class A ($131,510,559 ÷ 131,513,438 outstanding shares of beneficial interest)	$1.00

*	Also cost for federal income tax purposes.

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

PSF-GTD — Public School Fund - Guaranteed

RB — Revenue Bond

TECP — Tax Exempt Commercial Paper

TRAN — Tax and Revenue Anticipation Note

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2005, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

24

Allegiant Treasury Money Market Fund

STATEMENT OF NET ASSETS

November 30, 2005 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 99.2%
U.S. Treasury Bills† — 93.7%
3.686%, 12/01/05	$8,000	$8,000
3.360%, 12/01/05	5,000	5,000
3.830%, 12/08/05	10,000	9,993
3.828%, 12/08/05	1,000	999
3.382%, 12/08/05	3,000	2,998
3.305%, 12/08/05	5,000	4,997
3.912%, 12/15/05	5,000	4,992
3.910%, 12/15/05	12,000	11,982
3.856%, 12/22/05	12,000	11,973
3.850%, 12/22/05	3,000	2,993
3.475%, 12/22/05	3,000	2,994
3.405%, 12/22/05	3,000	2,994
3.675%, 12/29/05	4,000	3,989
3.655%, 12/29/05	6,000	5,983
3.415%, 12/29/05	5,000	4,987
3.406%, 12/29/05	5,000	4,987
3.445%, 01/05/06	2,000	1,993
3.440%, 01/05/06	2,000	1,993
3.761%, 01/12/06	5,000	4,978
3.760%, 01/12/06	5,000	4,978
3.755%, 01/12/06	5,000	4,978
3.575%, 01/12/06	2,000	1,992
3.817%, 01/19/06	2,000	1,990
3.805%, 01/19/06	5,000	4,974
3.770%, 01/19/06	4,000	3,979
3.750%, 01/19/06	5,000	4,975
3.805%, 01/26/06	3,000	2,982
3.795%, 01/26/06	4,000	3,976
3.533%, 01/26/06	3,000	2,984
3.515%, 01/26/06	2,000	1,989
3.635%, 02/02/06	1,500	1,490
3.624%, 02/02/06	3,000	2,981
3.846%, 02/16/06	3,000	2,975
3.990%, 04/06/06	4,000	3,944
4.032%, 04/20/06	3,000	2,953

		152,965

U.S. Treasury Notes — 5.5%
1.875%, 12/31/05	9,000	8,984

Total U.S. Treasury Obligations (Cost $161,949)		161,949

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 1.1%
Federated U.S. Treasury Cash Reserve Money Market Fund	184,973	$185
Goldman Sachs Financial Square Funds - Treasury Instruments Fund	1,671,875	1,672

Total Money Market Funds (Cost $ 1,857)		1,857

Total Investments — 100.3% (Cost $163,806)*		163,806

Other Assets & Liabilities — (0.3)%
Dividends Payable
Class I		(489)
Class A		(29)
Investment Advisory Fees Payable		(40)
12b-1 Fees Payable
Class I		(19)
Class A		(2)
Administration Fees Payable		(10)
Custody Fees Payable		(1)
Trustees’ Fees Payable		(13)
Other		78

Total Other Assets & Liabilities		(525)

TOTAL NET ASSETS — 100.0%		$163,281

Net Assets:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)		$163,296
Undistributed Net Investment Income		2
Accumulated Net Realized Loss on Investments		(17)

Total Net Assets		$163,281

Net Asset Value and Redemption Price Per Share — Class I ($151,297,213 ÷ 151,328,061 outstanding shares of beneficial interest)		$1.00

Net Asset Value and Redemption Price Per Share — Class A ($11,983,309 ÷ 11,975,633 outstanding shares of beneficial interest)		$1.00

*	Also cost for federal income tax purposes.

†	The rate shown is the effective yield at purchase date.

See Notes to Financial Statements.

25

Allegiant Money Market Funds

STATEMENTS OF OPERATIONS (000)

For the Six Months Ended November 30, 2005 (Unaudited)

	Government Money Market Fund	Money Market Fund
Investment Income:
Interest	$17,723	$54,813

Expenses:
Investment advisory fees	1,752	5,364
Administration fees	300	920
12b-1 fees:
Class I	117	461
Class A	83	152
Class B	—	4
Class C	—	3
Shareholder services fees:
Class A	522	951
Class B	—	1
Class C	—	1
Transfer agent fees	196	461
Custodian fees	32	88
Professional fees	64	132
Pricing service fees	1	1
Printing and shareholder reports	39	101
Registration and filing fees	37	71
Trustees’ fees	21	67
Miscellaneous	39	86

Total Expenses	3,203	8,864

Less:
Waiver of investment advisory fees	(500)	(1,533)

Net Expenses	2,703	7,331

Net Investment Income	15,020	47,482

Realized Loss on Investments:
Net realized loss on investments sold	(10)	(1)

Net Increase in Net Assets Resulting from Operations	$15,010	$47,481

See Notes to Financial Statements.

26

Ohio Municipal Money Market Fund	Pennsylvania Tax Exempt Money Market Fund	Tax Exempt Money Market Fund	Treasury Money Market Fund

$4,723	$1,938	$7,416	$3,243

665	312	1,027	303
114	47	176	61

64	18	90	37
12	13	27	3
—	—	—	—
—	—	—	—

73	83	168	21
—	—	—	—
—	—	—	—
43	19	82	41
14	7	20	8
17	9	25	14
2	1	2	—
12	5	18	7
3	3	15	16
9	3	13	3
8	4	15	11

1,036	524	1,678	525

(380)	(195)	(587)	(51)

656	329	1,091	474

4,067	1,609	6,325	2,769

—	—	—	—

$4,067	$1,609	$6,325	$2,769

27

Allegiant Money Market Funds

STATEMENTS OF CHANGES IN NET ASSETS (000)

	Government Money Market Fund		Money Market Fund
	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005
Investment Activities:
Net investment income	$15,020	$21,513	$47,482	$53,521
Net realized gain (loss) on investments sold	(10)	(7)	(1)	2
Net increase from payments by affiliates[1]	—	—	—	6,100

Net increase in net assets resulting from operations	15,010	21,506	47,481	59,623

Dividends to Shareholders:
Dividends from net investment income:
Class I	(9,055)	(15,957)	(36,364)	(42,753)
Class A	(5,965)	(5,556)	(11,098)	(10,750)
Class B	—	—	(12)	(12)
Class C	—	—	(8)	(6)

Total dividends	(15,020)	(21,513)	(47,482)	(53,521)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	768,191	2,585,277	2,030,569	5,336,701
Class A	1,138,918	2,253,574	2,360,383	4,533,758
Class B	—	—	235	789
Class C	—	—	104	3,951
Net asset value of shares issued from merger[2]:
Class I	—	195,005	—	—
Reinvestment of dividends:
Class I	155	340	1,332	2,352
Class A	1,309	1,163	3,294	3,605
Class B	—	—	10	11
Class C	—	—	7	6

Total proceeds from shares issued, merged and reinvested	1,908,573	5,035,359	4,395,934	9,881,173

Value of shares redeemed:
Class I	(885,702)	(3,610,560)	(2,203,822)	(5,889,208)
Class A	(1,213,636)	(2,201,151)	(2,330,978)	(4,708,205)
Class B	—	—	(391)	(804)
Class C	—	—	(267)	(3,943)

Total value of shares redeemed	(2,099,338)	(5,811,711)	(4,535,458)	(10,602,160)

Increase (decrease) in net assets from share transactions	(190,765)	(776,352)	(139,524)	(720,987)

Total increase (decrease) in net assets	(190,775)	(776,359)	(139,525)	(714,885)

Net Assets:
Beginning of period	1,166,262	1,942,621	3,109,698	3,824,583

End of period*	$975,487	$1,166,262	$2,970,173	$3,109,698

*Including undistributed (distributions in excess of) net investment income	$—	$—	$(1)	$(1)

[1]	See Note 7 in Notes to Financial Statements.
[2]	See Note 6 in Notes to Financial Statements.

See Notes to Financial Statements.

28

Ohio Municipal Money Market Fund		Pennsylvania Tax Exempt Money Market Fund		Tax Exempt Money Market Fund		Treasury Money Market Fund
For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005	For the Six Months Ended November 30, 2005 (Unaudited)	For the Year Ended May 31, 2005

$4,067	$4,396	$1,609	$1,741	$6,325	$8,010	$2,769	$4,688
—	—	—	—	—	—	—	(17)
—	—	—	—	—	—	—	—

4,067	4,396	1,609	1,741	6,325	8,010	2,769	4,671

(3,502)	(3,806)	(980)	(1,230)	(5,008)	(6,250)	(2,561)	(4,466)
(565)	(590)	(629)	(511)	(1,317)	(1,760)	(208)	(222)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(4,067)	(4,396)	(1,609)	(1,741)	(6,325)	(8,010)	(2,769)	(4,688)

337,585	607,879	176,138	228,237	459,926	812,093	273,340	661,628
73,176	167,552	266,021	238,736	205,309	534,757	42,582	86,895
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

310	363	3	4	81	60	1	4
556	578	226	246	1,219	1,546	171	178
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

411,627	776,372	442,388	467,223	666,535	1,348,456	316,094	748,705

(339,195)	(542,312)	(186,576)	(232,164)	(480,780)	(802,202)	(318,974)	(1,042,708)
(68,709)	(161,318)	(238,706)	(303,671)	(212,831)	(620,683)	(47,418)	(95,035)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(407,904)	(703,630)	(425,282)	(535,835)	(693,611)	(1,422,885)	(366,392)	(1,137,743)

3,723	72,742	17,106	(68,612)	(27,076)	(74,429)	(50,298)	(389,038)

3,723	72,742	17,106	(68,612)	(27,076)	(74,429)	(50,298)	(389,055)

359,710	286,968	132,682	201,294	574,020	648,449	213,579	602,634

$363,433	$359,710	$149,788	$132,682	$546,944	$574,020	$163,281	$213,579

$—	$—	$—	$—	$—	$—	$2	$2

29

Allegiant Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2005 (Unaudited)

1.    Fund Organization

Allegiant Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of November 30, 2005, the Trust offered for sale shares of 32 Funds. Each Fund is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Money Market Funds, Class I and Class A Shares are sold without a sales charge; Class B and Class C Shares of the Money Market Fund are available through exchanges and may incur contingent deferred sales charges. Contingent deferred sales charges may be reduced or waived under certain circumstances.

The Trust currently offers five asset categories that consist of the following Funds (each referred to as a “Fund” or collectively as the “Funds”):

Equity Funds

International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Focused Value Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500® Index Fund, Small Cap Core Fund and Small Cap Growth Fund;

Asset Allocation Funds

Aggressive Allocation Fund, Balanced Allocation Fund and Conservative Allocation Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Free Bond Funds

Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund;

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Money Market Funds. The financial statements of the Equity and Asset Allocation Funds, and the Fixed Income and Tax Free Bond Funds are not presented herein, but are presented separately.

2.    Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Money Market Funds.

Investment Valuation

The investments of the Money Market Funds, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No such investments held at November 30, 2005 were valued at other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

30

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Repurchase Agreements

Repurchase agreements are considered loans under the 1940 Act. In connection therewith, the Trust’s custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

3.    Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with Allegiant Asset Management Company (the “Adviser”), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees and waivers that were in effect during the six months ended November 30, 2005 and the changes to such fees and waivers effective January 1, 2006.

	In Effect for Six Months Ended November 30, 2005		Changes Effective January 1, 2006
	Contractual Rate	Fee Waiver	Contractual Rate	Fee Waiver
Government Money Market Fund	0.35%	0.10%	0.30%	0.05%
Money Market Fund	0.35%	0.10%	0.30%	0.05%
Ohio Municipal Money Market Fund	0.35%	0.20%	0.20%	0.05%
Pennsylvania Tax Exempt Money Market Fund	0.40%	0.25%	0.20%	0.05%
Tax Exempt Money Market Fund	0.35%	0.20%	0.20%	0.05%
Treasury Money Market Fund	0.30%	0.05%	0.30%	0.05%

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class B and Class C Shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for payment, listed in the table below, based on each Class’ average daily net assets.

	Annual Rate
	Class A	Class B	Class C
Government Money Market Fund	0.25%	N/A	N/A
Money Market Fund	0.25%	0.25%	0.25%
Ohio Municipal Money Market Fund	0.25%	N/A	N/A
Pennsylvania Tax Exempt Money Market Fund	0.25%	N/A	N/A
Tax Exempt Money Market Fund	0.25%	N/A	N/A
Treasury Money Market Fund	0.25%	N/A	N/A

31

Allegiant Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2005 (Unaudited)

Custodian Fees

National City Bank (“NCB”), an affiliate of the Adviser, serves as the Trust’s Custodian. For its services as Custodian, NCB receives fees at the following rates: (i) 0.007% of the first $5 billion of the Trust’s average daily gross assets; (ii) 0.004% of the next $5 billion of the Trust’s average daily gross assets; and (iii) 0.002% of the Trust’s average daily gross assets in excess of $10 billion. These fees are allocated to the Funds based on their average daily net assets. NCB receives other transaction based charges and is reimbursed for out-of-pocket expenses. Prior to July 1, 2005, NCB’s fees for the provision of custody services were as follows: (i) 0.020% of the first $100 million of average daily gross assets; (ii) 0.010% of the next $650 million of average daily gross assets; and (iii) 0.008% of the average daily gross assets in excess of $750 million from each Fund, respectively. NCB also received other transaction based charges and was reimbursed for out-of-pocket expenses.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC (“PFD” or the “Distributor”) are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Funds reimburse the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class I and Class A Shares. The Money Market Funds accrued fees at the rate of 0.04% per annum of the average daily net assets of Class I and Class A Shares during the six months ended November 30, 2005. The Trust also has adopted plans under Rule 12b-1 with respect to Class B and Class C Shares of the Money Market Fund, pursuant to which the Fund compensates the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Fund’s Class B and Class C Shares.

Trustees’ Fees

The Trustees are paid for services rendered to all of the Funds and the Allegiant Advantage Fund (“Advantage”), another registered investment company managed by the Adviser, and are allocated to the Funds and Advantage based on their average daily net assets. Each Trustee receives an annual fee of $25,000 plus $4,000 for each combined Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Audit Committee receives an additional fee of $4,000 per annum and the Chairman of the Board receives an additional fee of $21,000 per annum for services in such capacity. These fees are in effect through December 31, 2005. Effective January 1, 2006, the annual fee per Trustee will increase to $40,000, the additional fee for the Chairman of the Audit Committee will increase to $6,000, and the additional fee for the Chairman of the Board will increase to $25,000. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, PFPC Inc. (“PFPC”) and NCB are parties to a Co-Administration and Accounting Services Agreement, pursuant to which PFPC and NCB have agreed to serve as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.06% based on average daily net assets of the Trust’s Funds, of which approximately 0.0225% was allocated to PFPC and 0.0375% was allocated to NCB. One of the senior officers of PFPC is Treasurer of the Trust.

32

Legal Fees

Expenses paid by the Trust for the six months ended November 30, 2005, include legal fees of $406,155 paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.     Federal Income Taxes

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. At May 31, 2005, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	Expiring May 31,
	2006 (000)	2007 (000)	2010 (000)	2011 (000)	2012 (000)	2013 (000)	Total (000)
Government Money Market Fund	$—	$—	$—	$18	$2	$—	$20
Money Market Fund	—	—	1,747	—	—	—	1,747
Pennsylvania Tax Exempt Money Market Fund	10	—	40	—	—	—	50
Tax Exempt Money Market Fund	7	19	—	23	—	—	49
Treasury Money Market Fund	—	—	—	—	—	10	10

5.    Market and Credit Risk

Each Fund may invest up to 10% of net assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price.

The Ohio Municipal Money Market and Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state. The Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds.

6.    Fund Merger/Reorganization

Effective October 12, 2004, under the Agreement and Plan of Reorganization approved on October 7, 2004 by shareholders of The Provident Riverfront Funds, all of the assets and liabilities of the Provident Riverfront Government Securities Money Market Fund were transferred in a tax-free exchange into the Allegiant Government Money Market Fund as follows:

Provident Riverfront Fund				Allegiant Fund
Acquired Fund	Shares Exchanged	Net Assets on 10/12/04	Accumulated Net Realized Losses	Acquiring Fund	Net Assets on 10/12/04	Aggregate Net Assets
Government Securities Money Market Fund	195,005,374	$195,005,374	$—	Government Money Market Fund	$1,602,897,167	$1,797,902,541

7.    Capital Infusions

On June 17, 2004 and July 1, 2004, National City Corporation, parent of the Trust’s Adviser and Custodian, provided capital infusions of $1 million and $5.1 million, respectively, to the Allegiant Money Market Fund. The Fund had been diluted by $7.8 million in capital loss carryovers from 2002, resulting from losses on the sale of commercial paper issued by Pacific Gas and Southern California Edison.

33

Allegiant Money Market Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2005 (Unaudited)

8.    Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is immaterial. The Funds expect the risk of loss to be remote pursuant to the contracts.

34

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

The Trust’s Board of Trustees, including all of the independent Trustees, approved the continuation of the Advisory Agreements for the Allegiant Money Market Funds (the “Funds”) covered in this report, pursuant to which the Adviser provides the Trust with investment advisory services for an additional one-year period.

In connection with such approvals, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of the Adviser’s services, experience and qualifications. The information considered by the Trustees at their meetings, and in supplemental information provided to the Trustees, with regard to the Adviser included: (i) the history, organization and client base of the Adviser, (ii) fees under the advisory agreements and fee waivers for the Funds and, for the Adviser, comparative industry fee and expense data, (iii) any incidental non-monetary benefits realized through the Adviser’s relationship with the Funds, (iv) the investment performance of the Funds, (v) ancillary services provided by the Adviser and their affiliates, (vi) any economies of scale realized by the Adviser and the Funds, and (vii) the Adviser’s direct and indirect costs incurred in providing advisory services. The Trustees reviewed additional information concerning the investment philosophy, techniques and strategies employed by the Adviser in managing the Funds and the Adviser’s compliance procedures and controls. The Board considered analyses comparing each Fund’s advisory fees and total expenses to averages for the universe of mutual funds for each Fund’s asset class.

After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board and independent Trustees concluded that the compensation payable under the Advisory Agreements was fair and equitable with respect to each Fund and approved the continuation of the Advisory Agreements for the Funds.

The Trust’s Board of Trustees, including all of the independent trustees, also received presentations from representatives of the Adviser and discussed the written materials that had been provided by the Adviser with respect to the proposed approvals of the Advisory Agreements, as discussed below.

Nature, Extent and Quality of Services Provided by the Adviser

The Board considered the Adviser’s portfolio management services and activities related to portfolio management. The Board reviewed the Adviser’s use of technology, research capabilities, and investment management staff. The Board discussed the Adviser’s experience and qualifications of the personnel providing services, including the background and experience of the members of the portfolio management teams. Senior management of the Adviser discussed the structure and operations of the asset management business of the Adviser. The Board reviewed the Adviser’s management structure, assets under management and investment philosophies and processes. The Board discussed its relationship with the Adviser, noting that the Adviser communicated well with the Board and was always responsive to the Board’s requests for information. The Board reviewed the profitability reports for the Funds, and discussed the other benefits that may accrue to the Adviser and its affiliates, if any, due to the relationships with the Funds, including any non-monetary benefits accruing to the Adviser and/or its affiliates as a result of the Adviser’s advisory position with the Funds. The compliance policies and procedures of the Adviser, including interaction by the parties with the Trust’s chief compliance officer and compliance with each Fund’s investment objective and investment restrictions were reviewed and discussed.

Investment Performance of the Funds

In considering the investment performance of the Adviser, the Board compared the investment performance of the Adviser to the performance of comparable fund peer groups and benchmark indices and the investment performance of similar accounts or funds managed by the Adviser, where applicable. The Board also reviewed the Adviser’s proposed investment approach for each Fund, including the Adviser’s investment philosophy, policies, techniques and strategies.

Costs of the Services, Profitability and Economies of Scale

The Board reviewed and discussed detailed information concerning revenues received by the Adviser under the agreements and expenses it incurred in managing the Funds. The Board reviewed profitability reports for the Funds presented by the Adviser. The Board discussed the other benefits that may accrue to the Adviser and its affiliates due to their relationships with the Funds. The Board concluded that the profits were reasonable in view of the services provided to the Funds. The Board discussed whether the Funds have benefited from economies of

35

TRUSTEES REVIEW AND APPROVAL OF ADVISORY AGREEMENTS

scale and the potential for realization of economies of scale through fee waivers or reimbursement, or through fee and expense reduction, and concluded that the Adviser’s management of the Trust could generate economies of scale.

Fees

The Board reviewed each Fund’s proposed advisory fee structure, each Fund’s total operating expense ratios and the Adviser’s proposed voluntary fee waivers for each Fund. In so doing, the Board examined each Fund’s fees and expenses as compared to its respective comparable fund peer group. Those comparisons aided the Board in evaluating the reasonableness of the investment advisory fees to be paid by each of the Funds. The Board also was provided with information pertaining to fees charged by the Adviser for private accounts managed by it.

Approval of the Agreements

The Board weighed and balanced the information presented and based its decision on the totality of the circumstances. In addition to meetings specifically devoted to the review of advisory contracts, the Board meets regularly, at least each quarter, and considers matters related to the Trust’s Advisory Agreements including performance, advisory personnel and compliance, among other relevant issues. Based upon the information reviewed and material factors considered, without any one factor being dispositive, or considered in isolation, the Board, including all of the independent Trustees, concluded that the proposed investment advisory fees to be paid by each Fund to the Adviser, were reasonable in light of the services to be provided by the Adviser, that the proposed Advisory Agreements were fair and in the best interests of the Funds and that the Advisory Agreements should be approved.

36

Proxy Voting

A description of the policies and procedures that the Allegiant Funds use to determine how to vote proxies relating to their portfolio securities as well as information regarding how the Allegiant Funds voted proxies during the most recent 12-month period ending June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at www.allegiantfunds.com, or the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at www.allegiantfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Investment Adviser

Allegiant Asset Management Company

200 Public Square, 5th Floor

Cleveland, Ohio 44114

Distributor

Professional Funds Distributor, LLC

760 Moore Road

King of Prussia, Pennsylvania 19406

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square

18th and Cherry Streets

Philadelphia, Pennsylvania 19103-6996

www.allegiantfunds.com

760 Moore Road
King of Prussia, PA 19406

INVESTMENT ADVISER:

ALL-SA-001-1205

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Allegiant Funds

By (Signature and Title)*	/s/ HERBERT R. MARTENS
Herbert R. Martens, Jr., President, Chief Executive Officer & Trustee
(principal executive officer)

Date January 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ HERBERT R. MARTENS
Herbert R. Martens, Jr., President, Chief Executive Officer & Trustee
(principal executive officer)

Date January 26, 2006

By (Signature and Title)*	/s/ DENNIS J. WESTLEY
Dennis J. Westley, Treasurer
(principal financial officer)

Date January 23, 2006

*	Print the name and title of each signing officer under his or her signature.